UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number FILE NO. 811-08055
                                                 ------------------


                             TIAA-CREF MUTUAL FUNDS
                             ----------------------
               (Exact name of registrant as specified in charter)


                   730 THIRD AVENUE, NEW YORK, NEW YORK 10017
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Lisa Snow, Esq.
                                  c/o TIAA-CREF
                                730 Third Avenue,
                          NEW YORK, NEW YORK 10017-3206
                          -----------------------------

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-490-9000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2003
                                               -------------

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------


June 30, 2003                                               [LOGO] TIAA
                                                                   CREF

Financial statements (unaudited)
including statement of investments

TIAA-CREF MUTUAL FUNDS







SEMIANNUAL REPORT  |  2003



INTERNATIONAL EQUITY FUND              HIGH-YIELD BOND FUND

GROWTH EQUITY FUND                     SHORT-TERM BOND FUND

GROWTH & INCOME FUND                   TAX-EXEMPT BOND FUND

EQUITY INDEX FUND                      BOND PLUS FUND

SOCIAL CHOICE EQUITY FUND              MONEY MARKET FUND

MANAGED ALLOCATION FUND






Make this your last paper semiannual report!

Sign up for electronic delivery. Log on to TIAA-CREF.org/profile

--------------------------------------------------------------------------------

CONTENTS

FUND PERFORMANCE
    International Equity Fund ..........................     2
    Growth Equity Fund .................................     3
    Growth & Income Fund ...............................     4
    Equity Index Fund ..................................     5
    Social Choice Equity Fund ..........................     6
    Managed Allocation Fund ............................     7
    High-Yield Bond Fund ...............................     8
    Short-Term Bond Fund ...............................     9
    Tax-Exempt Bond Fund ...............................    10
    Bond PLUS Fund .....................................    11
    Money Market Fund ..................................    12

STATEMENT OF INVESTMENTS
    International Equity Fund ..........................    13
    Growth Equity Fund .................................    17
    Growth & Income Fund ...............................    23
    Equity Index Fund ..................................    28
    Social Choice Equity Fund ..........................    53
    Managed Allocation Fund ............................    62
    High-Yield Bond Fund ...............................    63
    Short-Term Bond Fund ...............................    68
    Tax-Exempt Bond Fund ...............................    72
    Bond PLUS Fund .....................................    74
    Money Market Fund ..................................    80

FINANCIAL STATEMENTS
    Statements of Assets and Liabilities ...............    82
    Statements of Operations ...........................    84
    Statements of Cash Flows ...........................    86
    Statements of Changes in Net Assets ................    88
    Financial Highlights ...............................    92
    Notes to Financial Statements ......................    98

TIAA-CREF PRODUCTS AND SERVICES ...........  INSIDE BACK COVER


TIAA-CREF Individual & Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a prospectus. For additional copies or for more complete information on securities products, please call 800 223-1200. Read the prospectus carefully before you invest. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE, AND ARE NOT BANK GUARANTEED.

FROM THE VICE CHAIRMAN OF TIAA-CREF

The first half of 2003 provided welcome relief from the declining stock market of the last three years. As of June 30, the S&P 500(R) Index was up 11.76% for the year--its best six-month performance in more than three years. The Russell 3000(R) Index, which tracks approximately 98% of the domestic stock market, registered a gain of 12.71%. Markets around the world were advancing too. While gains varied widely--from Japan's modest 2.92% to Germany's 20.67%--the Morgan Stanley EAFE(R) Index, tracking stocks in Europe, Australasia, and the Far East, posted a return of 9.47%. Many stocks in foreign markets saw their returns boosted by the increased value of their currencies versus the dollar.

   These strongly positive returns were the result of an upward surge in stock prices in the second quarter, following a small decline during the first quarter. Investors were encouraged by improved earnings prospects among S&P 500 companies, historically low interest rates, and the tax cuts approved by Congress.

   However, the economy's overall growth rate remained low. During the first six months of 2003, gross domestic product (GDP) increased at an annualized rate of 1.9%--well below the long-term trend, which has ranged from 3.00% to 3.25%. At the same time, unemployment increased from 5.7% in January to 6.4% at the end of June. The shortage of jobs has slowed the growth of consumer spending, which accounts for more than two-thirds of GDP.

   Despite these conflicting economic indicators, investment capital poured into the stock market during the second quarter, and this helped to fuel the rise in stock prices. According to data from the Investment Company Institute, the net inflow of money into U.S. stock funds totaled $46.7 billion in the second quarter, reversing the outflow of $11.8 billion during the first three months of the year.

   While the stock market's advance was broadly positive, individual sectors of the Russell 3000 Index did not share in it equally. Technology stocks climbed 18%, and financial stocks, which make up nearly a quarter of the index in market value, rose 12.3%; the lagging oil sector gained only 7.1%, and consumer staples returned 5.3%.

   Since they are fully invested, our equity funds participated in the worldwide advance in equities; their returns ranged from 9.28% for the International Equity Fund to 12.83% for the Social Choice Equity Fund.

   Investors continued to add to their fixed-income holdings during the first half of 2003, with U.S. bond funds reporting inflows for each of the six months. However, the size of those inflows peaked at $19.7 billion in February and declined to $5.3 billion in June. The bond market produced solid results year-to-date, with the Lehman Brothers Aggregate Bond Index, which tracks both corporate and government bonds, returning 3.93%.

   All four of our fixed-income funds posted positive returns year-to-date. They varied from 3.28% for the Short-Term Bond Fund to 14.47% for the High-Yield Bond Fund. Although historically low interest rates depressed returns in the money market, the Money Market Fund's 0.51% return exceeded the performance of its benchmark. This report provides details of each fund's holdings and performance as of June 30, 2003.

   The last six months provided another reminder of the importance of maintaining a well-diversified portfolio. An investor with a balanced portfolio of equities and fixed-income investments during this period had the opportunity to benefit from this surge in stock prices. For example, during the first half of the year, the Growth Equity Fund gained 12.57%, while the Bond PLUS Fund returned 4.45% (well in excess of its benchmark). The second half of the year, of course, could produce very different results, which is why diversification remains the wisest strategy for reducing risk and seeking solid returns.

   On October 1, 2002, we launched six funds that offer investors opportunities for broader diversification and coverage across company sizes and styles. These funds are also suitable for more focused investment strategies. They are offered to individual investors through the Retail Class of the TIAA-CREF Institutional Mutual Funds. Descriptions of the funds can be found in the joint prospectus that was sent to you this spring. Information about those funds' performance for the period October 1, 2002, through March 31, 2003, can be found in a separate semiannual report that is available from our Web Center (www.tiaa-cref.org). If you prefer to have a hard copy, we will be happy to send you one.

/s/ MARTIN L. LEIBOWITZ

[PHOTO]

MARTIN L. LEIBOWITZ

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER

INTERNATIONAL EQUITY FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in equity securities of foreign issuers. Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Morgan Stanley EAFE(R) (Europe, Australasia, Far East) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o The active managers select individual stocks and let the fund's country and regional asset allocations evolve from those stock selections. However, sector and country exposure are monitored to control risk.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The International Equity Fund returned 9.28% for the period, compared with the 9.47% return for its benchmark, the Morgan Stanley EAFE Index, and the 9.40% average return for similar funds, as measured by the Morningstar Foreign Stock category.

   Foreign stocks lost ground during the first quarter of 2003. With the fall of Saddam Hussein in April and some signs of improved business prospects in the U.S., investors saw many stocks as undervalued, producing a robust rally during April and May. Momentum slowed in June, but the EAFE index posted its strongest quarterly gain since the fourth quarter of 1998. Gains in many markets were helped by the strength of other currencies versus the dollar.

   The fund underperformed its benchmark index mainly because of individual stock selections in the Asia-Pacific region that did not perform as expected. Relative performance was hurt by overweight holdings in several Asia-Pacific stocks, including Mabuchi Motor, Fuji Film, and Sony. These more than offset the positive contributions from underweight positions versus the benchmark in companies such as Mitsubishi Tokyo Financial Group and Sumitomo Mitsui Banking Corporation.

   In the European segment, relative performance was negatively affected by overweight positions versus the benchmark that included British consumer goods provider Reckitt Benckiser and Swiss biotechnology firm Lonza Group. An underweight position in British home improvement retailer Kingfisher also had a negative effect on returns. These roughly offset the positive performance, relative to the benchmark, from several overweight holdings that included Swiss health care company Centerpulse, Swiss testing firm SGS Group, and Spanish bank Banco Santander.

INVESTMENT OBJECTIVE

The International Equity Fund seeks a favorable long-term return, mainly through capital appreciation, from a broadly diversified portfolio primarily consisting of foreign equity investments.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

[The following table represents a chart in the printed piece.]

                                   Morgan       Morningstar
                  International    Stanley      Foreign
                  Equity           EAFE         Stock
                  Fund             Index        category

8/31/97           10000            10000        10000
9/30/97           10570            10560        10607
10/31/97          9759             9748         9836
11/30/97          9682             9649         9736
12/31/97          9769             9733         9795
1/31/98           10185            10178        10033
2/28/98           10766            10832        10712
3/31/98           11193            11165        11286
4/30/98           11292            11253        11464
5/31/98           11303            11199        11509
6/30/98           11391            11284        11402
7/31/98           11479            11398        11559
8/31/98           9967             9986         9926
9/30/98           9562             9680         9565
10/31/98          10395            10689        10257
11/30/98          11095            11236        10786
12/31/98          11652            11680        11122
1/31/99           11972            11645        11231
2/28/99           11740            11368        10968
3/31/99           12016            11842        11350
4/30/99           12348            12322        11912
5/31/99           11740            11687        11456
6/30/99           12304            12143        12099
7/31/99           12989            12504        12436
8/31/99           13055            12550        12569
9/30/99           13288            12676        12640
10/31/99          13863            13151        13119
11/30/99          15610            13608        14239
12/31/99          18157            14829        15987
1/31/2000         17547            13887        15249
2/29/2000         20393            14261        16427
3/31/2000         19039            14813        16419
4/30/2000         17244            14034        15298
5/31/2000         16261            13691        14769
6/30/2000         17029            14227        15454
7/31/2000         16238            13630        14924
8/31/2000         16622            13748        15228
9/30/2000         15560            13079        14368
10/31/2000        15029            12770        13775
11/30/2000        13968            12291        13076
12/31/2000        14527            12728        13519
1/31/2001         14364            12721        13605
2/28/2001         13175            11768        12562
3/31/2001         12296            10983        11564
4/30/2001         13093            11747        12327
5/31/2001         12633            11332        12016
6/30/2001         12066            10869        11586
7/31/2001         11769            10603        11230
8/31/2001         11458            10358        10912
9/30/2001         10296            9351         9707
10/31/2001        10661            9615         10003
11/30/2001        10931            9918         10415
12/31/2001        10996            9985         10555
1/31/2002         10397            9461         10131
2/28/2002         10479            9528         10166
3/31/2002         11106            10042        10704
4/30/2002         11133            10104        10749
5/31/2002         11284            10266        10867
6/30/2002         10875            9858         10428
7/31/2002         9771             8885         9417
8/31/2002         9689             8864         9372
9/30/2002         8681             7912         8386
10/31/2002        9144             8338         8748
11/30/2002        9553             8716         9122
12/31/2002        9268             8423         8830
1/31/2003         8880             8071         8497
2/28/2003         8727             7886         8280
3/31/2003         8575             7731         8120
4/30/2003         9365             8489         8876
5/31/2003         9962             9003         9444
6/30/2003         10128            9221         9660
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 6/30/2003
--------------------------------------------------------------------------------
                                                     PERCENT OF
   COMPANY                       COUNTRY             NET ASSETS     MARKET VALUE
--------------------------------------------------------------------------------
   Royal Bank
      of Scotland Group plc      United Kingdom         3.03         $7,416,555
   GlaxoSmithKline plc           United Kingdom         2.80          6,855,372
   BP plc                        United Kingdom         2.23          5,459,077
   Reckitt Benckiser plc         United Kingdom         2.07          5,073,239
   Man Group plc                 United Kingdom         2.01          4,925,754
   Synthes-Stratec, Inc          Switzerland            1.95          4,779,700
   ASML Holding NV               Netherlands            1.93          4,708,738
   E.ON AG                       Germany                1.82          4,438,775
   Vinci S.A.                    France                 1.80          4,407,861
   Nobel Biocare Holding AG      Switzerland            1.80          4,407,146
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL COMPOUND
                             RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                               SINCE                                         SINCE         ANNUAL     NET ASSETS
                          1 YEAR   5 YEARS   INCEPTION(2)    6 MONTHS   1 YEAR   5 YEARS   INCEPTION(2)   EXPENSES   (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
  EQUITY FUND             -6.87%    -2.32%      0.22%          9.28%    -6.87%   -11.07%     1.30%          0.49%       $244.56
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
  EAFE Index              -6.46    -3.95       -1.38           9.47     -6.46    -18.28     -7.79            --            --
Morningstar Foreign
  Stock category          -7.41    -3.26       -0.97           9.40     -7.41    -15.26     -3.43            --            --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the International Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the International Equity Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the International Equity Fund was 9/2/1997.

     Investing  in  foreign   securities   presents  certain  unique  risks  not
     associated with domestic investments, such as currency fluctuation and political and economic changes.

2 TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

GROWTH EQUITY FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks that present the opportunity for growth.

o Generally invests in stocks of large-cap companies in new and emerging areas of the U.S. economy and those with distinctive products or promising markets.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Russell 1000(R) Growth Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o  May invest up to 20% of the fund's portfolio in foreign securities.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The Growth Equity Fund returned 12.57% for the period, compared with 13.09% for its benchmark, the Russell 1000 Growth Index, and the 12.70% average return for similar funds, as measured by the Morningstar Large Growth category.

   Growth stocks did well during the first six months of the year, propelled by the double-digit gains of many technology stocks. The return of the Russell 1000 Growth Index surpassed that of the Russell 1000 Value Index, which returned 11.57%. The Russell 3000(R) Index, which represents the broader market, advanced 12.71% for the period.

   During the period, the fund's return lagged that of the benchmark because of a number of stock selections that did not perform as anticipated. The largest detractors from performance were Automated Data Processing and health care companies Baxter International and Schering-Plough. The fund had larger weightings of these stocks than the benchmark. Also negatively affecting performance were underweight holdings that included General Electric, health care company Genentech, and EMC, an automated data storage firm.

   Positive contributions to relative performance came from such holdings as Sun Microsystems and health care companies Amgen and Anthem. The fund had larger weightings of these stocks than the benchmark. The fund also benefited by its below-benchmark weightings in firms that included American International Group and health care companies HCA and Boston Scientific.

INVESTMENT OBJECTIVE

The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for growth.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

[The following table represents a chart in the printed piece.]

                           Russell  Russell  Morningstar
                  Growth   1000     3000     Large
                  Equity   Growth   Growth   Growth
                  Fund     Index    Index    category

9/2/97            10000    10000    10000    10000
9/30/97           10535    10492    10523    10563
10/31/97          10188    10104    10109    10162
11/30/97          10640    10533    10469    10319
12/31/97          10818    10651    10575    10405
1/31/98           11097    10970    10847    10532
2/28/98           11899    11795    11676    11365
3/31/98           12433    12265    12144    11889
4/30/98           12658    12435    12303    12075
5/31/98           12326    12082    11904    11727
6/30/98           13064    12822    12578    12397
7/31/98           12882    12737    12409    12247
8/31/98           10637    10826    10465    10235
9/30/98           11460    11657    11288    10974
10/31/98          12401    12594    12170    11659
11/30/98          13299    13552    13097    12486
12/31/98          14711    14774    14279    13812
1/31/99           15605    15642    15102    14680
2/28/99           14905    14927    14362    14041
3/31/99           15519    15713    15101    14883
4/30/99           15648    15733    15211    15034
5/31/99           15389    15250    14780    14620
6/30/99           16520    16318    15795    15637
7/31/99           15949    15800    15294     15236
8/31/99           16100    16058    15484     15247
9/30/99           15928    15720    15201     15128
10/31/99          16672    16908    16296     16166
11/30/99          17642    17820    17231     17181
12/31/99          19565    19673    19108     19375
1/31/2000         18712    18751    18264    18661
2/29/2000         20089    19667    19405    20312
3/31/2000         21490    21075    20502    21121
4/30/2000         20557    20072    19448    19771
5/31/2000         19385    19061    18419    18575
6/30/2000         20934    20506    19880    20031
7/31/2000         19990    19651    18990    19606
8/31/2000         21993    21431    20728    21385
9/30/2000         19831    19403    18830    20078
10/31/2000        18921    18485    17894    19013
11/30/2000        16052    15760    15216    16449
12/31/2000        15600    15262    14825    16544
1/31/2001         16594    16316    15861    16964
2/28/2001         13637    13546    13205    14518
3/31/2001         12060    12072    11785    13072
4/30/2001         13636    13599    13272    14436
5/31/2001         13467    13399    13114    14299
6/30/2001         13152    13088    12861    13938
7/31/2001         12741    12761    12486    13409
8/31/2001         11613    11718    11480    12341
9/30/2001         10376    10548    10287    11020
10/31/2001        10933    11101    10855    11514
11/30/2001        12037    12168    11889    12577
12/31/2001        12009    12145    11915    12659
1/31/2002         11765    11930    11690    12386
2/28/2002         11167    11435    11187    11808
3/31/2002         11594    11831    11612    12318
4/30/2002         10619    10865    10713    11548
5/31/2002         10339    10602    10426    11281
6/30/2002         9266     9621     9468     10352
7/31/2002         8693     9092     8883     9556
8/31/2002         8729     9120     8907     9556
9/30/2002         7815     8174     8001     8750
10/31/2002        8534     8923     8714     9389
11/30/2002        9022     9408     9211     9817
12/31/2002        8392     8758     8575     9150
1/31/2003         8183     8546     8365     8972
2/28/2003         8183     8507     8315     8887
3/31/2003         8318     8665     8468     9032
4/30/2003         8944     9305     9105     9679
5/31/2003         9349     9770     9596     10202
6/30/2003         9447     9904     9732     10312
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 6/30/2003
--------------------------------------------------------------------------------
                                    PERCENT OF
   COMPANY                           NET ASSETS    MARKET VALUE
--------------------------------------------------------------------------------
   Pfizer, Inc                          6.38       $31,344,509
   General Electric Co                  5.51        27,084,646
   Microsoft Corp                       4.60        22,571,399
   Johnson & Johnson                    3.11        15,283,140
   Amgen, Inc                           3.05        14,997,291
   Cisco Systems, Inc                   2.88        14,156,015
   Wal-Mart Stores, Inc                 2.86        14,024,722
   IBM Corp                             2.55        12,505,763
   Intel Corp                           2.51        12,343,285
   Fannie Mae                           2.38        11,701,042
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL COMPOUND
                             RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                               SINCE                                         SINCE         ANNUAL     NET ASSETS
                          1 YEAR   5 YEARS   INCEPTION(2)    6 MONTHS   1 YEAR   5 YEARS   INCEPTION(2)   EXPENSES   (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND         1.96%    -6.28%     -0.97%         12.57%     1.96%   -27.71%     -5.55%         0.45%      $491.12
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000
  Growth Index(3)          2.94     -5.03      -0.16          13.09      2.94    -22.76      -0.96           --           --
Russell 3000
  Growth Index(3,4)        2.79     -5.00      -0.46          13.49      2.79    -22.63      -2.68           --           --
Morningstar Large
  Growth category          -0.46    -3.74       0.34          12.70     -0.46    -17.37       4.08           --           --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Growth Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the Growth Equity Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Growth Equity Fund was 9/2/1997.

(3) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

(4)  Prior to 10/1/2002, the fund's benchmark was the Russell 3000 Growth Index.

     Investing  in  foreign   securities   presents  certain  unique  risks  not
     associated with domestic investments, such as currency fluctuation and political and economic changes.

                                 2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 3

GROWTH & INCOME FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in income-producing (i.e., dividend-paying) stocks.

o Looks for stocks that are attractively priced and show the potential to increase in value faster than the rest of the market.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the S&P 500(R) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o  May invest up to 20% of the fund's portfolio in foreign securities.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The Growth & Income Fund returned 9.75% for the period, compared with 11.76% for its benchmark, the S&P 500 Index, and the 10.88% average return for similar funds, as measured by the Morningstar Large Blend category.

   Concerns about slow economic growth in the United States and war in Iraq contributed to a decline of 3.15% in the S&P 500 Index during the first quarter. An improved corporate earnings picture and the fall of Saddam Hussein helped spark a rally that produced a 15.39% return for the second quarter. Year-to-date, all ten sectors of the S&P 500 Index posted gains. The sectors with the largest gains were information technology and consumer discretionary goods; consumer staples and materials were among those with the smallest gains.

   During the period, the fund's return lagged that of the benchmark because of a number of stock selections that did not perform as anticipated. These included above-benchmark holdings in Pepsi Bottling Group, software company Oracle, and Comcast, a broadband cable firm. Also negatively affecting performance were underweight holdings that included Intel, Tyco International, and J.P. Morgan Chase.

   Positive contributions to relative performance came from such holdings as Sun Microsystems, insurer Aetna, and biotechnology firm Amgen. The fund had larger weightings of these stocks than the benchmark. The fund also benefited by its below-benchmark weightings in firms that included Boston Scientific, SBC Communications, and American International Group.

INVESTMENT OBJECTIVE

The Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

[The following table represents a chart in the printed piece.]

                  Growth &          Morningstar
                  Income   S&P      Large Blend
                  Fund     500      category

9/2/97            10000    10000    10000
9/30/97           10542    10548    10521
10/31/97          10207    10195    10168
11/30/97          10667    10667    10476
12/31/97          10837    10851    10648
1/31/98           10953    10971    10722
2/28/98           11708    11762    11467
3/31/98           12430    12364    11980
4/30/98           12651    12489    12081
5/31/98           12451    12274    11823
6/30/98           12917    12772    12205
7/31/98           12853    12636    12008
8/31/98           10934    10809    10269
9/30/98           11499    11502    10823
10/31/98          12482    12438    11613
11/30/98          13295    13191    12269
12/31/98          14142    13952    13023
1/31/99           14821    14535    13451
2/28/99           14311    14083    13025
3/31/99           15016    14647    13500
4/30/99           15685    15214    13967
5/31/99           15271    14855    13677
6/30/99           16248    15679    14415
7/31/99           15769    15189    14022
8/31/99           15471    15114    13861
9/30/99           15101    14700    13550
10/31/99          16030    15630    14316
11/30/99          16468    15948    14687
12/31/99          17604    16887    15672
1/31/2000         16764    16039    15030
2/29/2000         16675    15735    15127
3/31/2000         18338    17274    16323
4/30/2000         17795    16755    15800
5/31/2000         17420    16411    15406
6/30/2000         17883    16816    15873
7/31/2000         17683    16553    15642
8/31/2000         18846    17581    16676
9/30/2000         17776    16653    15879
10/31/2000        17666    16582    15687
11/30/2000        16199    15275    14399
12/31/2000        16313    15350    14614
1/31/2001         16846    15894    15000
2/28/2001         15268    14445    13677
3/31/2001         14214    13530    12773
4/30/2001         15319    14581    13759
5/31/2001         15412    14679    13815
6/30/2001         14987    14322    13455
7/31/2001         14811    14181    13228
8/31/2001         13844    13293    12439
9/30/2001         12778    12220    11394
10/31/2001        13047    12453    11658
11/30/2001        14016    13408    12508
12/31/2001        14131    13525    12638
1/31/2002         13803    13328    12400
2/28/2002         13440    13071    12134
3/31/2002         14002    13562    12599
4/30/2002         13181    12740    11947
5/31/2002         12994    12646    11828
6/30/2002         12012    11745    11062
7/31/2002         11059    10830    10224
8/31/2002         11165    10901    10281
9/30/2002         10025    9716     9303
10/31/2002        10863    10571    9940
11/30/2002        11464    11194    10411
12/31/2002        10759    10536    9855
1/31/2003         10499    10260    9606
2/28/2003         10333    10106    9448
3/31/2003         10350    10204    9523
4/30/2003         11216    11045    10238
5/31/2003         11679    11627    10805
6/30/2003         11809    11775    10927
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 6/30/2003
--------------------------------------------------------------------------------
                                     PERCENT OF
   COMPANY                           NET ASSETS    MARKET VALUE
--------------------------------------------------------------------------------
   ExxonMobil Corp                      3.48       $16,783,688
   General Electric Co                  3.35        16,154,153
   Pfizer, Inc                          3.06        14,756,796
   Citigroup, Inc                       2.81        13,561,950
   Microsoft Corp                       2.57        12,363,484
   Procter & Gamble Co                  2.56        12,316,917
   IBM Corp                             2.35        11,314,463
   Fannie Mae                           1.93         9,303,955
   Amgen, Inc                           1.86         8,965,273
   Wal-Mart Stores, Inc                 1.80         8,673,072
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL COMPOUND
                             RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                               SINCE                                         SINCE         ANNUAL     NET ASSETS
                          1 YEAR   5 YEARS   INCEPTION(2)    6 MONTHS   1 YEAR   5 YEARS   INCEPTION(2)   EXPENSES   (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND      -1.69%    -1.78%     2.89%           9.75%    -1.69%    -8.58%     18.10%         0.43%       $481.78
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index              0.25     -1.61      2.84           11.76      0.25     -7.81      17.75           --            --
Morningstar Large
  Blend category          -1.23     -1.90      1.73           10.88     -1.23     -9.14      11.71           --            --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Growth & Income Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the Growth & Income Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception  date of the  Growth & Income  Fund was  9/2/1997.

     Investing  in  foreign   securities   presents  certain  unique  risks  not
     associated with domestic investments, such as currency fluctuation and political and economic changes.

4 TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

EQUITY INDEX FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o  Benchmarked to the Russell 3000(R) Index.

o May use a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all 3,000 stocks in the index.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The Equity Index Fund returned 12.52% for the period, closely tracking the 12.71% return for its benchmark, the Russell 3000 Index, and topping the 10.88% average return of similar funds, as measured by the Morningstar Large Blend category.

   After a decline of 3.04% during the first quarter, the Russell 3000 Index posted strong gains during April, May, and early June. For the second quarter as a whole, the index was up 16.24%--its largest quarterly gain since 1998. The largest contributions came from the financial, technology, and consumer discretionary sectors. In many sectors, small-cap stocks led the advance. The Russell 2000(R) Index, which tracks small caps and is a subset of the Russell 3000 Index, rose 23.42% during the second quarter.

   Stocks were helped by the perception that many issues were undervalued: between April 1, 2000, and March 31, 2003, the Russell 3000 had declined more than 47%. With the fall of Saddam Hussein and some signs of improved business prospects, investors looked for the economic recovery in the United States to gain momentum, although high unemployment remained a concern.

   An indexed portfolio seeks to match the risk/return profile of its benchmark in order to produce an identical return. Differences between the return of the portfolio and that of the benchmark are caused by the deviations in their respective compositions during the period, some of which are the inevitable result of the fund's cash flows. The return of the fund is determined by the performance of the portfolio minus an expense charge, which the return of the benchmark does not include.

INVESTMENT OBJECTIVE

The Equity Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by the Russell 3000 Index, a broad stock market index.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

[The following table represents a chart in the printed piece.]

                                    Morningstar
                  Equity   Russell  Large
                  Index    3000     Blend
                  Fund     Index    category


4/3/2000          10000    10000    10000
4/30/2000         9655     9648     9679
5/31/2000         9396     9377     9438
6/30/2000         9674     9654     9724
7/31/2000         9512     9484     9582
8/31/2000         10221    10187    10216
9/30/2000         9751     9726     9728
10/31/2000        9617     9587     9610
11/30/2000        8735     8704     8821
12/31/2000        8874     8850     8953
1/31/2001         9173     9153     9189
2/28/2001         8343     8316     8379
3/31/2001         7792     7774     7825
4/30/2001         8419     8398     8429
5/31/2001         8477     8465     8463
6/30/2001         8323     8309     8243
7/31/2001         8188     8172     8104
8/31/2001         7705     7690     7620
9/30/2001         7029     7011     6980
10/31/2001        7194     7174     7142
11/30/2001        7735     7727     7663
12/31/2001        7843     7836     7742
1/31/2002         7746     7738     7597
2/28/2002         7590     7579     7433
3/31/2002         7912     7912     7718
4/30/2002         7503     7497     7319
5/31/2002         7415     7410     7246
6/30/2002         6879     6876     6777
7/31/2002         6343     6330     6264
8/31/2002         6372     6360     6298
9/30/2002         5710     5691     5699
10/31/2002        6158     6145     6089
11/30/2002        6528     6516     6378
12/31/2002        6156     6148     6037
1/31/2003         6007     5998     5885
2/28/2003         5909     5899     5788
3/31/2003         5968     5961     5834
4/30/2003         6452     6448     6272
5/31/2003         6837     6837     6619
6/30/2003         6926     6929     6694
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 6/30/2003
--------------------------------------------------------------------------------
                                     PERCENT OF
   COMPANY                           NET ASSETS     MARKET VALUE
--------------------------------------------------------------------------------
   TIAA-CREF Institutional
     Equity Index Fund                  3.00        $8,389,031
   General Electric Co                  2.74         7,675,342
   Pfizer, Inc                          2.59         7,240,722
   ExxonMobil Corp                      2.30         6,442,003
   Microsoft Corp                       2.20         6,151,445
   Citigroup, Inc                       2.12         5,917,742
   Johnson & Johnson                    1.47         4,122,351
   Wal-Mart Stores, Inc                 1.37         3,831,018
   Intel Corp                           1.30         3,647,343
   Merck & Co, Inc                      1.30         3,646,563
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL COMPOUND
                             RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                             SINCE                                        SINCE            ANNUAL      NET ASSETS
                             1 YEAR        INCEPTION(2)        6 MONTHS     1 YEAR      INCEPTION(2)      EXPENSES    (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND             0.69%         -10.69%             12.52%       0.69%       -30.74%            0.26%        $279.63
------------------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(3)         0.77          -10.68              12.71        0.77        -30.71              --             --
Morningstar Large
  Blend category             -1.23          -10.88              10.88       -1.23        -30.55              --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Equity Index Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the Equity Index Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Equity Index Fund was 4/3/2000.

(3) Russell 2000 and 3000 are trademarks and service marks of the Frank Russell Company.

                                 2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 5

SOCIAL CHOICE EQUITY FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests primarily in stocks from the Russell 3000(R) Index that pass two kinds of social screens:

      First,  the  fund  excludes  certain  companies   deriving  revenues  from
      involvement with alcohol, tobacco, gambling, weapons production, or nuclear power.

      The remaining companies are then evaluated and selected according to additional qualitative criteria, such as respect for the environment and for human rights, charitable giving, fair labor and governance practices, quality products, and leadership in research and development.

o Because its social criteria exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as do funds that do not use such criteria.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The Social Choice Equity Fund returned 12.83% for the period, outperforming both the 12.71% return for its benchmark, the Russell 3000 Index, and the 10.88% average return for similar funds, as measured by the Morningstar Large Blend category. The benchmark and Morningstar do not screen investments for social criteria.

   The fund's social screens boosted performance, relative to the benchmark, by excluding stocks that significantly underperformed the index. Among them were ExxonMobil, Wal-Mart Stores, and health care companies Schering-Plough and HCA, Inc. These positive factors were partially offset by the exclusion, because of the fund's screens, of certain well-performing stocks during the period, including Citigroup, General Electric, biotechnology company Genentech, and Cendant, a provider of travel and real estate services.

   Because the social screens prevent the fund from owning some of the stocks in the Russell 3000 Index, the fund's managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the index. As a result, the fund had overweight holdings in several stocks, including Procter & Gamble, Johnson & Johnson, and American International Group, that underperformed the index. This had a negative, but minor, effect on relative performance.

INVESTMENT OBJECTIVE

The Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

[The following table represents a chart in the printed piece.]

                  Social                     Morningstar
                  Choice   S&P      Russell  Large
                  Equity   500      3000     Blend
                  Fund     Index    Index    category

4/3/2000          10000    10000    10000    10000
4/30/2000         9719     9699     9648     9679
5/31/2000         9578     9500     9377     9438
6/30/2000         9831     9734     9654     9724
7/31/2000         9718     9582     9484     9582
8/31/2000         10244    10177    10187    10216
9/30/2000         9709     9640     9726     9728
10/31/2000        9643     9599     9587     9610
11/30/2000        8921     8843     8704     8821
12/31/2000        9059     8886     8850     8953
1/31/2001         9352     9201     9153     9189
2/28/2001         8463     8362     8316     8379
3/31/2001         7952     7832     7774     7825
4/30/2001         8482     8441     8398     8429
5/31/2001         8520     8498     8465     8463
6/30/2001         8284     8291     8309     8243
7/31/2001         8255     8209     8172     8104
8/31/2001         7763     7695     7690     7620
9/30/2001         7176     7074     7011     6980
10/31/2001        7337     7209     7174     7142
11/30/2001        7849     7762     7727     7663
12/31/2001        7905     7830     7836     7742
1/31/2002         7809     7715     7738     7597
2/28/2002         7656     7567     7579     7433
3/31/2002         7962     7851     7912     7718
4/30/2002         7551     7375     7497     7319
5/31/2002         7494     7321     7410     7246
6/30/2002         6921     6799     6876     6777
7/31/2002         6377     6269     6330     6264
8/31/2002         6415     6310     6360     6298
9/30/2002         5785     5625     5691     5699
10/31/2002        6263     6120     6145     6089
11/30/2002        6625     6480     6516     6378
12/31/2002        6268     6099     6148     6037
1/31/2003         6132     5939     5998     5885
2/28/2003         6016     5850     5899     5788
3/31/2003         6074     5907     5961     5834
4/30/2003         6568     6394     6448     6272
5/31/2003         6994     6731     6837     6619
6/30/2003         7072     6816     6929     6694
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 6/30/2003
--------------------------------------------------------------------------------
                                     PERCENT OF
   COMPANY                           NET ASSETS     MARKET VALUE
--------------------------------------------------------------------------------
   Microsoft Corp                       2.56        $2,065,242
   Johnson & Johnson                    2.28         1,836,487
   Merck & Co, Inc                      2.22         1,789,131
   Procter & Gamble Co                  1.93         1,555,032
   Bank of America Corp                 1.91         1,545,037
   IBM Corp                             1.86         1,503,233
   American Int'l Group, Inc            1.75         1,413,877
   Intel Corp                           1.69         1,365,509
   Coca-Cola Co                         1.60         1,288,063
   Wells Fargo & Co                     1.48         1,196,950
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL COMPOUND
                             RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                             SINCE                                        SINCE            ANNUAL      NET ASSETS
                             1 YEAR        INCEPTION(2)        6 MONTHS     1 YEAR      INCEPTION(2)      EXPENSES    (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE EQUITY FUND     2.17%          -10.11%            12.83%       2.17%        -29.28%           0.27%        $80.71
------------------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(3)         0.77           -10.68             12.71        0.77         -30.71             --             --
S&P 500(R)Index(4)            0.25           -11.13             11.76        0.25         -31.84             --             --
Morningstar Large
  Blend category             -1.23           -10.88             10.88       -1.23         -30.55             --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Social Choice Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the Social Choice Equity Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Social Choice Equity Fund was 4/3/2000.

(3)  Russell  3000  is a  trademark  and a  service  mark of the  Frank  Russell
     Company.

(4)  Prior to 7/1/2002, the fund's benchmark was the S&P 500 Index.

6 TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

MANAGED ALLOCATION FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Target asset allocation mix of approximately 55% in funds that invest in equities, 40% in funds that invest in fixed income securities, and up to 5% in funds that invest in real estate securities. Allocation may shift up or down by five percentage points depending on market, economic, and financial conditions.

o  Equity   portion   (60.8%  as  of  6/30/2003)   currently   consists  of  the
   International Equity, Growth Equity, Large-Cap Value, and Small-Cap Equity funds.

o The fixed-income portion (39% as of 6/30/2003) currently consists of the Bond PLUS, High-Yield Bond, and Short-Term Bond funds, with lesser investments in the Money Market Fund.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The Managed Allocation Fund returned 9.78% for the period, compared with 8.81% for its benchmark, the Managed Allocation Composite Index. On May 1, 2003, the Russell 3000(R) Index replaced the S&P 500(R) Index as the domestic stock component of the composite index used as the fund's benchmark. If the S&P 500 had remained in place, the return of the composite index would have been 8.35%. The average return for similar funds, as measured by the Morningstar Moderate Allocation category, was 8.71%. (On June 1, 2003, Morningstar changed its mutual fund classification structure. As a result, the Managed Allocation Fund's peer group is now the Moderate Allocation category.)

   On May 5, 2003, we reallocated a portion of the fund's domestic equity exposure by replacing the Growth & Income Fund with investments in the Large-Cap Value and Small-Cap Equity funds, which are offered through the Retail Class of the TIAA-CREF Institutional Mutual Funds. The Growth Equity Fund continues to constitute the remainder of the domestic equity component.

   The fund's performance differed from that of its benchmark mainly be-cause of continued strong relative performance by the Bond PLUS Fund and successful stock selections in the Small-Cap Equity Fund, which returned 18.09%, and the Large-Cap Value Fund, which returned 11.76%.

   On June 30, 2003, the fund's target exposures to the funds in which it invests were as follows: International Equity Fund, 12%; Growth Equity Fund, 23.05%; Large-Cap Value Fund, 21.75%; Small-Cap Equity Fund, 3.2%; Bond PLUS Fund, 35.5%; High-Yield Bond Fund, 2.5%; Short-Term Bond Fund, 1.5%; and Money Market Fund, 0.5%. The actual allocation as of June 30 can be found on the asset allocation chart at right.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Managed Allocation Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income, primarily through investments in several of the other TIAA-CREF Mutual Funds and Retail Class shares of the TIAA-CREF Institutional Mutual Funds.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

[The following table represents a chart in the printed piece.]

                               Managed      Managed         Morningstar
                  Managed      Allocation   Allocation      Moderate
                  Allocation   Composite    Composite       Allocation
                  Fund         Index (new)* Index (old)**   category

9/2/97            10000        10000        10000            10000
9/30/97           10375        10398        10389            10374
10/31/97          10178        10195        10187            10203
11/30/97          10396        10389        10420            10334
12/31/97          10538        10541        10558            10452
1/31/98           10728        10680        10727            10512
2/28/98           11139        11125        11177            10905
3/31/98           11500        11446        11509            11197
4/30/98           11638        11535        11599            11267
5/31/98           11563        11436        11541            11162
6/30/98           11883        11670        11816            11323
7/31/98           11862        11593        11780            11181
8/31/98           10839        10644        10864            10304
9/30/98           11207        11053        11259            10679
10/31/98          11721        11570        11816            11039
11/30/98          12203        12007        12259            11404
12/31/98          12777        12445        12671            11765
1/31/99           13178        12679        12957            11945
2/28/99           12798        12339        12636            11622
3/31/99           13164        12645        12970            11872
4/30/99           13383        12996        13291            12197
5/31/99           13122        12752        13012            12033
6/30/99           13586        13105        13403            12326
7/31/99           13444        12938        13227            12145
8/31/99           13422        12871        13198            12028
9/30/99           13410        12788        13102            11900
10/31/99          13830        13250        13578            12202
11/30/99          14337        13483        13767            12368
12/31/99          15232        14015        14278            12801
1/31/2000         14828        13626        13806            12488
2/29/2000         15490        13796        13792            12600
3/31/2000         15976        14452        14576            13159
4/30/2000         15514        14100        14257            12935
5/31/2000         15108        13866        14072            12797
6/30/2000         15694        14243        14422            13040
7/31/2000         15456        14102        14293            13000
8/31/2000         16205        14701        14817            13556
9/30/2000         15495        14332        14393            13287
10/31/2000        15268        14232        14361            13226
11/30/2000        14353        13631        13846            12749
12/31/2000        14474        13900        14041            13063
1/31/2001         14901        14219        14371            13311
2/28/2001         13786        13517        13663            12797
3/31/2001         13109        13013        13165            12383
4/30/2001         13814        13601        13744            12865
5/31/2001         13766        13628        13764            12939
6/30/2001         13553        13461        13556            12779
7/31/2001         13504        13436        13573            12769
8/31/2001         13022        13079        13190            12445
9/30/2001         12401        12434        12586            11852
10/31/2001        12752        12719        12850            12098
11/30/2001        13236        13167        13300            12515
12/31/2001        13238        13233        13333            12583
1/31/2002         13061        13113        13199            12486
2/28/2002         12834        13047        13139            12382
3/31/2002         13109        13326        13382            12616
4/30/2002         12678        13097        13099            12389
5/31/2002         12602        13094        13122            12358
6/30/2002         12007        12624        12656            11884
7/31/2002         11547        12054        12094            11391
8/31/2002         11674        12159        12210            11488
9/30/2002         11062        11468        11495            10924
10/31/2002        11589        11959        12034            11270
11/30/2002        11987        12371        12438            11605
12/31/2002        11635        12087        12140            11366
1/31/2003         11478        11889        11931            11221
2/28/2003         11465        11828        11878            11159
3/31/2003         11511        11856        11902            11193
4/30/2003         12118        12499        12552            11704
5/31/2003         12658        13046        13054            12245
6/30/2003         12773        13158        13161            12356

* 48% Russell 3000 Index; 40% Lehman Brothers Aggregate Bond Index; 12% Morgan Stanley EAFE Index

** 48% S&P 500 Index; 40% Lehman Brothers Aggregate Bond Index; 12% Morgan Stanley EAFE Index

--------------------------------------------------------------------------------

ASSET ALLOCATION AS OF 6/30/2003

[The following table represents a chart in the printed piece.]

Bond PLUS Fund                              33.9%
Growth Equity Fund                          24.2%
Institutional Large-Cap Value Fund          23.6%
International Equity Fund                    9.4%
Institutional Small-Cap Equity Fund          3.6%
High-Yield Bond Fund                         3.1%
Short-Term Bond Fund                         1.3%
Money Market Fund                            0.7%
Cash                                         0.2%

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL COMPOUND
                               RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                                 SINCE                                         SINCE         ANNUAL     NET ASSETS
                            1 YEAR   5 YEARS   INCEPTION(2)    6 MONTHS   1 YEAR   5 YEARS   INCEPTION(2)   EXPENSES   (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION FUND      6.40%    1.46%      4.28%           9.78%     6.40%     7.51%     27.75%       0.39%(3)      $324.68
------------------------------------------------------------------------------------------------------------------------------------
Managed Allocation
  Composite Index (new)(4)   3.75     2.42       4.60            8.81      3.75     12.70      30.00          --             --
Managed Allocation
  Composite Index (old)(5)   3.51     2.22       4.60            8.35      3.51     11.61      30.06          --             --
Morningstar Moderate
  Allocation category        2.52     1.17       3.33            8.71      2.52      5.99      21.96          --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Managed Allocation Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the Managed Allocation Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Managed Allocation Fund was 9/2/1997.

(3) The Managed Allocation Fund operates at a zero expense ratio because the fund advisor doesn't receive a management fee for its services to the fund and has agreed to be responsible for providing the services reasonably necessary for the ordinary operations of the fund. Shareholders indirectly bear their pro rata share of the fees and expenses of the funds in which the Managed Allocation Fund invests. With a typical asset mix for the Managed Allocation Fund--22.5% Growth Equity Fund, 22.5% Large-Cap Value Fund, 12% International Equity Fund, 3% Small-Cap Equity Fund, 38% Bond PLUS Fund, 1% High-Yield Bond Fund, and 1% Short-Term Bond Fund--the expense ratio would be 0.39%.

(4) Composite Index: 48% Russell 3000 Index; 40% Lehman Brothers Aggregate Bond Index; 12% Morgan Stanley EAFE(R) Index. (Russell 3000 is a trademark and a service mark of the Frank Russell Company.)

(5) Composite Index: 48% S&P 500 Index; 40% Lehman Brothers Aggregate Bond Index; 12% Morgan Stanley EAFE Index. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

                                 2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 7

HIGH-YIELD BOND FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o  Invests   primarily  in  lower-rated,   higher-yielding   fixed-income   debt
   securities, such as domestic and foreign corporate bonds, debentures, and notes, as well as in convertible securities and preferred stocks.

o Under normal market conditions, the fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment grade (and their unrated equivalents) or in other high-yielding securities.

o  May  invest  up  to  20%  of  its  assets  in  other  securities,   including
   payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated below B- or B3, and illiquid securities.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The High-Yield Bond Fund returned 14.47% for the period, outperforming the 14.27% return for the Merrill Lynch BB/B Cash Pay Issuer Constrained Index, the fund's benchmark as of January 1, 2003. The fund also outperformed the 14.38% return of the Merrill Lynch BB/B Cash Pay Index, the fund's benchmark through December 31, 2002, and the 14.34% average return for similar funds, as measured by the Morningstar High-Yield Bond category.

    The first half of 2003 marked the highest six-month return for the benchmark since 1991 and the highest for the fund since its inception. With interest rates at their lowest levels in 45 years, demand for the high-yield bond asset class increased substantially. High-yield companies' improved access to capital helped to improve their liquidity and consequently had the effect of reducing default risk. The fund's positive results were largely due to holdings in the media industry that were overweight versus the benchmark. These companies included broadband service provider Charter Communications and trade show operator Advanstar Communications.

   Overweight holdings in electric power companies AES and Calpine also enhanced performance versus the benchmark. These positive factors were partially offset by underweight holdings in the airline, hotel, and integrated electric industries, which detracted from relative performance.

INVESTMENT OBJECTIVE

The High-Yield Bond Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

[The following table represents a chart in the printed piece.]

                                                                     Morningstar
                             Merrill Lynch BB/B                      High-Yield
                High Yield   Cash Pay Issuer     Merrill Lynch BB/B  Bond
                Bond Fund    Constrained Index   Cash Pay Index      category

4/3/00          10000        10000               10000               10000
4/30/00         10106        10011               10011               9965
5/31/00         10106        9924                9925                9793
6/30/00         10319        10122               10122               9996
7/31/2000       10439        10189               10190               10019
8/31/2000       10598        10327               10329               10072
9/30/2000       10530        10265               10267               9928
10/31/2000      10372        9985                9988                9600
11/30/2000      10091        9697                9699                9115
12/31/2000      10329        9936                9938                9315
1/31/2001       10917        10514               10517               9919
2/28/2001       11055        10645               10649               9966
3/31/2001       10948        10519               10522               9696
4/30/2001       10910        10432               10435               9589
5/31/2001       11069        10609               10612               9712
6/30/2001       10873        10405               10408               9471
7/31/2001       10989        10557               10560               9541
8/31/2001       11053        10667               10671               9617
9/30/2001       10290        10055               10059               8979
10/31/2001      10499        10346               10351               9196
11/30/2001      10850        10676               10679               9497
12/31/2001      10834        10598               10595               9474
1/31/2002       10971        10661               10655               9511
2/28/2002       10918        10591               10583               9378
3/31/2002       11133        10808               10798               9567
4/30/2002       11276        10954               10942               9678
5/31/2002       11180        10946               10937               9601
6/30/2002       10513        10393               10192               9128
7/31/2002       10066        10011               9782                8820
8/31/2002       10309        10284               10081               8936
9/30/2002       10146        10144               9924                8777
10/31/2002      10135        10052               9835                8744
11/30/2002      10772        10620               10391               9213
12/31/2002      10884        10738               10512               9295
1/31/2003       11136        10969               10743               9475
2/28/2003       11251        11095               10866               9589
3/31/2003       11498        11343               11110               9799
4/30/2003       12092        11887               11646               10265
5/31/2003       12124        11967               11723               10373
6/30/2003       12458        12270               12024               10628
--------------------------------------------------------------------------------

CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 6/30/2003
--------------------------------------------------------------------------------
   RATING                                     PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------
   MONEY MARKET INSTRUMENTS (not rated) ..............     1.1

   BONDS
     Baa/BBB .........................................     1.2
     Ba/BB ...........................................    34.4
     B/B .............................................    58.6
     Below B/B .......................................     3.8
     Not rated .......................................     0.9
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL COMPOUND
                             RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                             SINCE                                        SINCE            ANNUAL      NET ASSETS
                             1 YEAR        INCEPTION(2)        6 MONTHS     1 YEAR      INCEPTION(2)      EXPENSES    (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND FUND          18.51%         7.00%              14.47%       18.51%       24.59%            0.34%        $133.96
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
  BB/B Cash Pay
  Issuer Constrained Index    18.07          6.50               14.27        18.07        22.70              --             --
Merrill Lynch
  BB/B Cash Pay Index(3)      17.97          5.84               14.38        17.97        20.24              --             --
Morningstar High-Yield
  Bond category               16.92          2.34               14.34        16.92         8.28              --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the High-Yield Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the High-Yield Bond Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the High-Yield Bond Fund was 4/3/2000.

(3)  This was the fund's benchmark through 12/31/2002.

     High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Investing in non-investment-grade securities presents special risks, including significantly higher interest rate and credit risk.

8     TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

SHORT-TERM BOND FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests in a broad range of debt securities constituting the Lehman Brothers U.S. Government/Credit 1-5 Year Index. These are primarily U.S. Treasury and agency securities, and corporate bonds with maturities from one to five years.

o  May  also  invest  in  foreign   corporate   bonds,   debentures  and  notes,
   mortgage-backed securities, asset-backed securities, convertible securities, and preferred stocks.

o Seeks to maintain an average duration close to or equal to that of its benchmark. (Duration measures the number of years until the average dollar, in current value terms, is received from coupon and principal payments.)

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The Short-Term Bond Fund returned 3.28% for the period, outperforming the 2.93% return for its benchmark, the Lehman Brothers U.S. Government/Credit 1-5 Year Index, and the 2.13% average return of similar funds, as measured by the Morningstar Short-Term Bond category.

   With interest rates at historically low levels, investors sought debt instruments with higher yields than U.S. Treasury and agency securities. As a result, corporate, agency, mortgage-backed, asset-backed, and commercial mortgage-backed securities all outperformed Treasuries of similar duration. High-yielding bonds and other corporate debt securities outperformed all other asset classes within the Lehman index.

   The fund's performance, relative to the benchmark, benefited from an overweight position in corporate securities. Modest investments in asset-backed and mortgage-backed securities and sizable holdings in U.S. Treasury inflation-protected securities (TIPS), which are not included in the Lehman index, also enhanced the fund's return.

INVESTMENT OBJECTIVE

The Short-Term Bond Fund seeks high current income consistent with preservation of capital.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

[The following table represents a chart in the printed piece.]

                                                              Morningstar
                                           Lehman Brothers    Short-Term
                        Short-Term         U.S. Govt./Credit  Bond
                        Bond Fund          1-5 Year Index     category

4/3/00                  10000              10000              10000
4/30/00                 10002              10004              10004
5/31/00                 10026              10034              10021
6/30/00                 10170              10173              10148
7/31/2000               10249              10245              10208
8/31/2000               10356              10343              10297
9/30/2000               10456              10439              10382
10/31/2000              10502              10484              10413
11/30/2000              10620              10597              10513
12/31/2000              10783              10754              10644
1/31/2001               10946              10917              10794
2/28/2001               11031              11006              10874
3/31/2001               11133              11097              10948
4/30/2001               11146              11110              10961
5/31/2001               11209              11175              11026
6/30/2001               11245              11217              11064
7/31/2001               11424              11399              11219
8/31/2001               11506              11491              11293
9/30/2001               11708              11679              11416
10/31/2001              11855              11822              11531
11/30/2001              11784              11750              11454
12/31/2001              11765              11725              11421
1/31/2002               11802              11767              11463
2/28/2002               11881              11839              11520
3/31/2002               11758              11719              11434
4/30/2002               11882              11884              11551
5/31/2002               11996              11979              11619
6/30/2002               12098              12082              11637
7/31/2002               12244              12227              11706
8/31/2002               12363              12336              11790
9/30/2002               12528              12498              11865
10/31/2002              12490              12496              11870
11/30/2002              12470              12479              11871
12/31/2002              12683              12677              12018
1/31/2003               12696              12684              12029
2/28/2003               12844              12800              12111
3/31/2003               12871              12824              12115
4/30/2003               12928              12885              12180
5/31/2003               13081              13033              12273
6/30/2003               13100              13048              12274
--------------------------------------------------------------------------------

CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 6/30/2003
--------------------------------------------------------------------------------
   TYPE OF ASSET                               PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------

    MONEY MARKET INSTRUMENTS (not rated) ...............    4.4

    U.S. TREASURY AND AGENCY SECURITIES ................   58.0

    ASSET-BACKED SECURITIES ............................    0.7

    MORTGAGE-BACKED SECURITIES .........................    1.7

    CORPORATE BONDS
     Aaa/AAA ...........................................    2.1
     Aa/AA .............................................    9.4
     A/A ...............................................   14.5
     Baa/BBB ...........................................    9.2
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL COMPOUND
                             RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                             SINCE                                        SINCE            ANNUAL      NET ASSETS
                             1 YEAR        INCEPTION(2)        6 MONTHS     1 YEAR      INCEPTION(2)      EXPENSES    (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND           8.29%         8.67%              3.28%        8.29%        31.00%            0.30%        $185.73
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  U.S. Govt./Credit
  1-5 Year Index               8.00          8.53               2.93         8.00         30.48              --             --
Morningstar Short-Term
  Bond category                5.46          6.65               2.13         5.46         23.26              --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Short-Term Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the Short-Term Bond Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Short-Term Bond Fund was 4/3/2000.

                                 2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 9

TAX-EXEMPT BOND FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests most of its assets in investment-grade municipal securities that are exempt from federal income tax, including the federal alternative minimum tax.

o Uses yield spread and credit analysis to identify and invest in undervalued market sectors and individual credit issues that exhibit the potential for superior returns.

o Can invest up to 20% of its assets in tax-exempt private activity bonds and lower-rated, higher-yielding securities.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The Tax-Exempt Bond Fund returned 4.61% for the period, outperforming both the 4.41% return for its benchmark, the Lehman Brothers 10-Year Municipal Bond
Index, and the 3.41% average return for similar funds, as measured by Morningstar's Municipal National Long category.

   During the period, many state and local governments struggled with budget shortfalls due to increased health care costs, lagging tax revenues, and inadequate federal subsidies for mandatory programs. The increasing financial stress, combined with historically low interest rates, encouraged many government officials to use debt to finance projects that would ordinarily be funded with revenues. The result was a record $198.2 billion in bonds issued during the first half of the year.

   Despite a temporary setback in April, municipal bond funds ended the period with a net positive inflow of $821 million. An interest rate drop in May drove prices higher, although prices retreated somewhat when rates edged up again in June. The low interest rates that prevailed throughout the period tended to discourage individual investors, but institutional buyers such as insurance companies, hedge funds, and mutual funds kept demand strong.

   The fund outperformed its benchmark throughout much of the period, although the rate increase in June resulted in slight underperformance for the month. The fund's diversified portfolio was well positioned for the erratic market conditions during the period. Holdings included non-callable, longer-duration bonds that perform well in rising markets, as well as a core of defensive bonds designed to maintain value in declining markets. Together, these strategies enabled the fund to outpace its benchmark for the period.

INVESTMENT OBJECTIVE

The Tax-Exempt Bond Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

[The following table represents a chart in the printed piece.]

                                    Lehman Brothers     Morningstar
                     Tax-Exempt     10 Year Municipal   Muni National
                     Bond Fund      Bond Index          Long category

4/3/00               10000          10000               10000
4/30/00              9951           9950                9934
5/31/00              9903           9891                9857
6/30/00              10125          10160               10097
7/31/2000            10247          10300               10229
8/31/2000            10401          10460               10382
9/30/2000            10375          10412               10323
10/31/2000           10489          10518               10419
11/30/2000           10544          10575               10472
12/31/2000           10776          10824               10724
1/31/2001            10924          10964               10794
2/28/2001            10956          10982               10842
3/31/2001            11053          11076               10931
4/30/2001            10929          10939               10789
5/31/2001            11062          11058               10909
6/30/2001            11134          11124               10998
7/31/2001            11291          11276               11168
8/31/2001            11499          11469               11369
9/30/2001            11476          11453               11276
10/31/2001           11625          11594               11390
11/30/2001           11461          11445               11278
12/31/2001           11313          11324               11157
1/31/2002            11527          11538               11317
2/28/2002            11699          11702               11449
3/31/2002            11444          11462               11243
4/30/2002            11722          11727               11434
5/31/2002            11785          11783               11500
6/30/2002            11947          11929               11612
7/31/2002            12108          12088               11745
8/31/2002            12282          12245               11855
9/30/2002            12578          12538               12082
10/31/2002           12346          12310               11831
11/30/2002           12240          12209               11789
12/31/2002           12522          12476               12044
1/31/2003            12461          12409               11967
2/28/2003            12670          12623               12137
3/31/2003            12679          12630               12106
4/30/2003            12787          12724               12213
5/31/2003            13164          13088               12528
6/30/2003            13098          13026               12455
--------------------------------------------------------------------------------

CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 6/30/2003
--------------------------------------------------------------------------------
   RATING                                 PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------

    MONEY MARKET INSTRUMENTS (not rated) .............    -1.6*

    LONG-TERM MUNICIPAL BONDS
     Aaa/AAA .........................................    45.3
     Aa/AA ...........................................    18.2
     A/A .............................................    18.9
     Baa/BBB .........................................    11.8
     Not rated .......................................     7.4

* Percent is based on cash available minus $2.6 million after adjustment is made for committed cash.
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL COMPOUND
                             RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                             SINCE                                        SINCE            ANNUAL      NET ASSETS
                             1 YEAR        INCEPTION(2)        6 MONTHS     1 YEAR      INCEPTION(2)      EXPENSES    (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND          9.66%          8.67%              4.61%        9.66%        31.02%            0.30%        $167.59
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  10-Year Municipal
  Bond Index                  9.19           8.48               4.41         9.19         30.26              --             --
Morningstar Muni
  National Long category      7.54           7.29               3.41         7.54         25.61              --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Tax-Exempt Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the Tax-Exempt Bond Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Tax-Exempt Bond Fund was 4/3/2000.

10 TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

BOND PLUS FUND
     ----
TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Aims to match the risk characteristics of the benchmark index, so returns should be similar to those of the index.

o The fund's portfolio is divided into two segments. The first segment, which makes up at least 75% of the fund, is invested in a broad range of investment-grade debt securities, such as U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities.

o The fund's second segment seeks enhanced returns through investments in illiquid or non-investment-grade securities, which won't be more than 25% of the fund's assets. Currently, this segment is less than 5% of the portfolio.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The Bond PLUS Fund returned 4.45% for the period, versus the 3.93% return for its benchmark, the Lehman Brothers Aggregate Bond Index, and the 4.56% average return for similar funds, as measured by the Morningstar Intermediate-Term Bond category.

   With interest rates at historically low levels, investors sought debt instruments with higher yields than U.S. Treasury and agency securities. As a result, corporate, agency, mortgage-backed, asset-backed, and commercial mortgage-backed securities all outperformed Treasuries of similar duration.

   The fund's performance during the period was helped by overweight positions, versus the benchmark, in mortgage-backed securities and in corporate bonds within the cable, telecommunications, auto, natural gas pipeline, and home construction sectors. Contributors to performance included telecommunications companies AT&T Wireless, Comcast, and Sprint; utilities companies FirstEnergy and TXU Energy; media giant News Corporation; Household Finance; housing construction company Pulte Homes; and Ford. The fund also benefited by avoiding several securities in the index that performed poorly during the period, including Ahold, Philip Morris, Tyson Foods, and Bombardier. These positive factors were partially offset by underweight positions in airline securities, which helped performance in the first quarter but detracted slightly from returns in the second.

   In the first quarter, fund performance gained about 0.25% from our large holdings in U.S. Treasury inflation-protected securities (TIPS), which are not included in the Lehman index. At the end of the quarter, we strategically sold our TIPS holdings to take advantage of other investment opportunities.

   Keeping the duration of the fund's holdings close to that of the benchmark during the period helped mitigate the risk of deviating too much from the return of the index.

INVESTMENT OBJECTIVE

The Bond PLUS Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

[The following table represents a chart in the printed piece.]

                                   Lehman Brothers      Morningstar
                  Bond PLUS        Aggregate            Intermediate-Term
                  Fund             Bond Index           Bond category

9/2/97            10000            10000                10000
9/30/97           10143            10147                10147
10/31/97          10286            10295                10266
11/30/97          10345            10342                10303
12/31/97          10450            10446                10399
1/31/98           10591            10580                10530
2/28/98           10575            10572                10520
3/31/98           10626            10609                10559
4/30/98           10687            10664                10605
5/31/98           10781            10765                10701
6/30/98           10883            10857                10782
7/31/98           10914            10880                10797
8/31/98           11114            11057                10906
9/30/98           11369            11316                11146
10/31/98          11301            11256                11060
11/30/98          11328            11320                11130
12/31/98          11384            11354                11178
1/31/99           11445            11435                11251
2/28/99           11249            11235                11036
3/31/99           11323            11297                11118
4/30/99           11364            11333                11156
5/31/99           11249            11234                11035
6/30/99           11191            11198                10993
7/31/99           11142            11150                10953
8/31/99           11139            11145                10930
9/30/99           11273            11274                11039
10/31/99          11317            11316                11056
11/30/99          11315            11315                11069
12/31/99          11270            11260                11029
1/31/2000         11223            11223                10986
2/29/2000         11362            11359                11097
3/31/2000         11503            11509                11233
4/30/2000         11491            11476                11160
5/31/2000         11468            11471                11127
6/30/2000         11710            11709                11358
7/31/2000         11810            11816                11449
8/31/2000         11984            11987                11600
9/30/2000         12074            12062                11671
10/31/2000        12139            12142                11701
11/30/2000        12352            12341                11862
12/31/2000        12585            12569                12092
1/31/2001         12774            12775                12301
2/28/2001         12882            12886                12409
3/31/2001         12936            12951                12455
4/30/2001         12905            12897                12393
5/31/2001         12971            12975                12466
6/30/2001         13011            13024                12502
7/31/2001         13305            13315                12778
8/31/2001         13445            13468                12905
9/30/2001         13644            13625                12990
10/31/2001        13913            13910                13232
11/30/2001        13711            13718                13077
12/31/2001        13611            13631                12983
1/31/2002         13710            13741                13055
2/28/2002         13850            13874                13153
3/31/2002         13629            13644                12951
4/30/2002         13848            13908                13160
5/31/2002         13991            14026                13260
6/30/2002         14085            14148                13288
7/31/2002         14290            14318                13365
8/31/2002         14569            14560                13591
9/30/2002         14805            14796                13764
10/31/2002        14723            14728                13692
11/30/2002        14703            14725                13732
12/31/2002        15041            15029                14005
1/31/2003         15064            15042                14026
2/28/2003         15302            15250                14225
3/31/2003         15298            15238                14221
4/30/2003         15421            15364                14372
5/31/2003         15749            15650                14659
6/30/2003         15712            15619                14644
--------------------------------------------------------------------------------

RISK CHARACTERISTICS:
BOND PLUS VS. BENCHMARK AS OF 6/30/2003
--------------------------------------------------------------------------------
                           AVERAGE MATURITY     OPTION-ADJUSTED DURATION
   MEASURE*                   (IN YEARS)                (IN YEARS)
--------------------------------------------------------------------------------
   BOND PLUS                     6.40                  4.09

   Lehman Brothers
     Aggregate Bond Index        6.40                  3.95

* As calculated using an analytical model developed by CMS Bond Edge, a widely recognized risk analytic software package
--------------------------------------------------------------------------------

HOLDINGS BY MARKET SECTOR
--------------------------------------------------------------------------------
                                  12/31/2002       6/30/2003
--------------------------------------------------------------------------------
   Mortgage-backed securities*       36%             34%
   U.S. government securities        34              38
   Corporate bonds                   22              25
   Money market instruments           5               1
   Yankees**                          3               2

  * Includes government-backed, private-label, and asset-backed securities
 ** Foreign government and corporate bonds denominated in U.S. dollars
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL COMPOUND
                               RATES OF TOTAL RETURN(1)          CUMULATIVE RATES OF TOTAL RETURN(1)          2003
                                                 SINCE                                         SINCE         ANNUAL     NET ASSETS
                            1 YEAR   5 YEARS   INCEPTION(2)    6 MONTHS   1 YEAR   5 YEARS   INCEPTION(2)   EXPENSES   (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
BOND PLUS FUND              11.54%    7.61%      8.04%           4.45%    11.54%    44.35%     57.10%         0.30%      $413.83
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Aggregate Bond Index      10.40     7.54       7.94            3.93     10.40     43.87      56.19           --           --
Morningstar
  Intermediate-Term Bond
  category                  10.11     6.31       6.76            4.56     10.11     35.81      46.55           --           --
------------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Bond PLUS Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200. Past performance of the Bond PLUS Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Bond PLUS Fund was 9/2/1997.

                                2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 11

MONEY MARKET FUND

TIAA-CREF
Mutual Funds

PORTFOLIO PROFILE

o Invests in money market securities classified at the time of purchase as "first-tier securities," meaning that they are ranked in the highest category by at least two nationally recognized statistical rating organizations.

o  Seeks to maintain an average weighted maturity of 90 days or less.

o  Invests in securities or other instruments maturing in 397 days or less.

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2003

The Money Market Fund posted a return of 0.51%, beating the 0.37% return of its benchmark, iMoneyNet Money Fund Report AveragesTM --All Taxable.

   In June 2003, the Federal Reserve lowered the federal funds rate by 0.25% to 1.00%, the lowest it has been in 45 years. Concerned that the risk of deflation may outweigh that of inflation, the Federal Reserve left open the possibility of another rate cut if the economy does not start to grow at a faster pace.

   We made several changes to the fund's asset allocation during the first six months of 2003, based on our evaluation of the changing short-term credit picture. Holdings in U.S. government and agency securities increased from 6% to 11%. We also increased holdings in bank liabilities from 2% to 5%. We decreased our holdings in commercial paper from 89% to 80% and increased our positions in floating-rate securities from 3% to 4%.

   During the period, the fund's weighted average maturity varied from a low of 45 days to a high of 58 days, compared with a range of 51 days to 55 days for the benchmark. As of June 30, 2003, the fund's assets surpassed $662 million.

INVESTMENT OBJECTIVE

The Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

[The following table represents a chart in the printed piece.]

                  Money Market     iMoneyNet Money Fund
                  Fund             Report Averages--All Taxable

9/2/97            10000            10000
9/30/97           10043            10041
10/31/97          10089            10084
11/30/97          10135            10127
12/31/97          10182            10170
1/31/98           10228            10214
2/28/98           10271            10254
3/31/98           10319            10298
4/30/98           10365            10340
5/31/98           10409            10383
6/30/98           10458            10426
7/31/98           10506            10471
8/31/98           10555            10516
9/30/98           10601            10559
10/31/98          10647            10601
11/30/98          10692            10641
12/31/98          10737            10683
1/31/99           10781            10724
2/28/99           10820            10759
3/31/99           10863            10799
4/30/99           10906            10838
5/31/99           10949            10877
6/30/99           10992            10915
7/31/99           11037            10956
8/31/99           11082            10999
9/30/99           11129            11042
10/31/99          11178            11086
11/30/99          11227            11130
12/31/99          11280            11178
1/31/2000         11334            11226
2/29/2000         11385            11272
3/31/2000         11440            11323
4/30/2000         11495            11374
5/31/2000         11553            11429
6/30/2000         11613            11483
7/31/2000         11676            11542
8/31/2000         11740            11601
9/30/2000         11802            11658
10/31/2000        11867            11717
11/30/2000        11930            11775
12/31/2000        11995            11835
1/31/2001         12057            11891
2/28/2001         12109            11939
3/31/2001         12163            11988
4/30/2001         12212            12032
5/31/2001         12257            12073
6/30/2001         12298            12109
7/31/2001         12337            12145
8/31/2001         12374            12177
9/30/2001         12407            12207
10/31/2001        12439            12231
11/30/2001        12462            12251
12/31/2001        12483            12268
1/31/2002         12503            12284
2/28/2002         12520            12297
3/31/2002         12538            12312
4/30/2002         12556            12325
5/31/2002         12573            12339
6/30/2002         12591            12353
7/31/2002         12609            12366
8/31/2002         12626            12380
9/30/2002         12643            12392
10/31/2002        12659            12405
11/30/2002        12674            12416
12/31/2002        12690            12426
1/31/2003         12701            12434
2/28/2003         12711            12442
3/31/2003         12723            12449
4/30/2003         12733            12457
5/31/2003         12743            12464
6/30/2003         12753            12470
--------------------------------------------------------------------------------

ASSET ALLOCATION AS OF 6/30/2003

[The following table represents a chart in the printed piece.]

Commercial Paper                     80%
U.S. Government Agency Securities    11%
Bank Liabilities                      5%
Floating-Rate Securities              4%
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2003

                           AVERAGE ANNUAL COMPOUND
                           RATES OF TOTAL RETURN(1)         CUMULATIVE RATES OF TOTAL RETURN(1)
                                             SINCE                                       SINCE
                       1 YEAR   5 YEARS   INCEPTION(2)   6 MONTHS   1 YEAR   5 YEARS   INCEPTION(2)
----------------------------------------------------------------------------------------------------
MONEY MARKET FUND       1.29%     4.04%      4.26%         0.51%     1.29%    21.93%     27.50%
----------------------------------------------------------------------------------------------------
iMoneyNet Money Fund
  Report Averages--
  All Taxable           0.96      3.66       3.87          0.37      0.96     19.60      24.70
----------------------------------------------------------------------------------------------------

                                   AVERAGE
                         2003      MATURITY                          NET ANNUALIZED YIELD
                        ANNUAL   (DAYS) AS OF    NET ASSETS      FOR THE 7 DAYS ENDING 6/24/03
                       EXPENSES     6/24/03     (IN MILLIONS)   CURRENT YIELD   EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
MONEY MARKET FUND        0.29%        54          $662.06            0.91%            0.92%
-------------------------------------------------------------------------------------------------
iMoneyNet Money Fund
  Report Averages--
  All Taxable             --          54            --               0.64%            0.64%
-------------------------------------------------------------------------------------------------

(1) Past performance of the Money Market Fund shouldn't be taken as a guarantee of the same future rates of return. Returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Money Market Fund's current earnings than does the total return.

(2)  Inception date of the Money Market Fund was 9/2/1997.

     The TIAA-CREF Money Market Fund, like the other TIAA-CREF Mutual Funds, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

12 TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                            VALUE            %
--------------------------------------------------------------------------------
PREFERRED STOCK:
Transportation Equipment ..........................     $    536,275       0.22%
                                                        ------------      -----
TOTAL PREFERRED STOCK (COST $539,732) .............          536,275       0.22
                                                        ------------      -----
COMMON STOCK:
Amusement and Recreation Services .................           19,263       0.01
Apparel and Accessory Stores ......................            9,888       0.00
Building Materials and Garden Supplies ............        2,693,737       1.10
Business Services .................................       18,984,906       7.76
Chemicals and Allied Products .....................       24,523,715      10.03
Coal Mining .......................................          638,972       0.26
Communications ....................................       23,367,176       9.56
Depository Institutions ...........................       42,700,740      17.46
Electric, Gas, and Sanitary Services ..............       12,107,121       4.95
Electronic and Other Electric Equipment ...........       21,111,333       8.63
Fabricated Metal Products .........................        2,582,367       1.06
Food and Kindred Products .........................        6,857,563       2.80
Food Stores .......................................           97,462       0.04
General Building Contractors ......................          549,205       0.23
General Merchandise Stores ........................          115,065       0.05
Heavy Construction, Except Building ...............        6,228,972       2.55
Holding and Other Investment Offices ..............        8,497,424       3.48
Hotels and Other Lodging Places ...................           52,889       0.02
Industrial Machinery and Equipment ................        5,987,804       2.45
Instruments and Related Products ..................       11,015,153       4.50
Insurance Carriers ................................        3,435,401       1.41
Leather and Leather Products ......................          622,946       0.25
Local and Interurban Passenger Transit ............          312,746       0.13
Metal Mining ......................................        1,428,050       0.58
Miscellaneous Retail ..............................           46,361       0.02
Nondepository Institutions ........................        1,027,689       0.42
Oil and Gas Extraction ............................        9,161,589       3.75
Paper and Allied Products .........................          624,943       0.26
Petroleum and Coal Products .......................       11,893,337       4.86
Primary Metal Industries ..........................          823,974       0.34
Printing and Publishing ...........................          571,588       0.23
Railroad Transportation ...........................           96,237       0.04
Real Estate .......................................        1,501,974       0.61
Rubber and Miscellaneous Plastic Products .........        1,246,514       0.51
Security and Commodity Brokers ....................        6,770,591       2.77
Special Trade Contractors .........................          516,860       0.21
Stone, Clay, and Glass Products ...................            6,099       0.00
Textile Mill Products .............................          532,617       0.22
Transportation By Air .............................            2,735       0.00
Transportation Equipment ..........................        9,027,637       3.69
Transportation Services ...........................          634,982       0.26
Wholesale Trade-Durable Goods .....................        1,317,845       0.54
Wholesale Trade-Nondurable Goods ..................        3,605,561       1.47
                                                        ------------      -----
TOTAL COMMON STOCK (COST $251,386,581) ............      243,349,031      99.51
                                                        ------------      -----
TOTAL PORTFOLIO (COST $251,926,313) ...............      243,885,306      99.73
OTHER ASSETS & LIABILITIES, NET ...................          670,435       0.27
                                                        ------------      -----
NET ASSETS ........................................     $244,555,741     100.00%
                                                        ============     ======

                               Summary by Country

                                                            VALUE            %
--------------------------------------------------------------------------------
FOREIGN:
Australia .................................         $ 13,171,547           5.40%
Austria ...................................            1,558,668           0.64
Belgium ...................................            2,592,330           1.06
Canada ....................................            2,506,935           1.03
China .....................................              638,972           0.26
Denmark ...................................            2,309,172           0.95
Finland ...................................            3,268,453           1.34
France ....................................           19,755,528           8.10
Germany ...................................           14,752,305           6.05
Greece ....................................               70,135           0.03
Hong Kong .................................            2,314,127           0.95
Ireland ...................................              223,054           0.09
Italy .....................................            5,637,263           2.31
Japan .....................................           49,344,892          20.23
Korea .....................................                  432           0.00
Netherlands ...............................           15,306,508           6.28
New Zealand ...............................              958,101           0.39
Singapore .................................              198,553           0.08
South Korea ...............................                1,189           0.00
Spain .....................................           10,072,009           4.13
Sweden ....................................            7,877,673           3.23
Switzerland ...............................           23,473,118           9.63
Taiwan ....................................              930,512           0.38
United Kingdom ............................           65,370,881          26.80
United States of America ..................            1,552,949           0.64
                                                    ------------         ------
TOTAL PORTFOLIO ...........................         $243,885,306         100.00%
                                                    ============         ======

                        --------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
PREFERRED STOCK--0.22%
 TRANSPORTATION EQUIPMENT--0.22%
         35        Porsche AG. ...................................  $    14,831
     84,605        News Corp Ltd .................................      521,444
                                                                    -----------
                   TOTAL TRANSPORTATION EQUIPMENT ................      536,275
                                                                    -----------
                   TOTAL PREFERRED STOCK
                    (COST $539,732) ..............................      536,275
                                                                    -----------
COMMON STOCK--99.51%
 AMUSEMENT AND RECREATION SERVICES--0.01%
      2,667        TABCORP Holdings Ltd ..........................       19,263
                                                                    -----------
                   TOTAL AMUSEMENT AND RECREATION SERVICES .......       19,263
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.00%
        458        Douglas Holding AG. ...........................        9,888
                                                                    -----------
                   TOTAL APPAREL AND ACCESSORY STORES ............        9,888
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.10%
    243,554        Wolseley plc ..................................    2,693,737
                                                                    -----------
                   TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES ..    2,693,737
                                                                    -----------
 BUSINESS SERVICES--7.76%
      1,156      * Altran Technologies S.A. ......................       10,262
    554,399        Chubb plc .....................................      690,705
     93,400      * Cognos, Inc ...................................    2,506,935
      3,888      * Getronics NV ..................................        5,001
      1,342        Intracom S.A. .................................        8,877
    285,991        Rentokil Initial plc ..........................      893,123
     21,922        SAP AG. .......................................    2,585,382
     11,205        SGS Societe Generale Surveillance
                     Holdings S.A. ...............................    4,375,951
     49,000        Secom Co Ltd ..................................    1,436,436
    277,387        Securicor plc .................................      341,009
      1,211        Securitas AB (B Shs) ..........................       12,405
     68,600        Seiko Epson Corp ..............................    2,039,575
    520,390        WPP Group plc .................................    4,078,924
        167        Wharf Holdings Ltd ............................          321
                                                                    -----------
                   TOTAL BUSINESS SERVICES .......................   18,984,906
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--10.03%
    108,906        Akzo Nobel NV .................................    2,886,435
         20        Amersham plc ..................................          150
     46,685        AstraZeneca plc (United Kingdom) ..............    1,872,004
      1,488      * Elan Corp plc .................................        8,390
    339,689        GlaxoSmithKline plc ...........................    6,855,372
    125,627        Imperial Chemical Industries plc ..............      254,465
          4        L'Air Liquide S.A. ............................          593
      8,732        L'Oreal S.A. ..................................      615,682
     70,020        Novartis AG. (Regd) ...........................    2,770,715

                        SEE NOTES TO FINANCIAL STATEMENTS

                                2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 13

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
    276,476        Reckitt Benckiser plc .........................  $ 5,073,239
        653        Roche Holding AG. (Genusscheine) ..............       51,221
        685        Shin-Etsu Chemical Co Ltd .....................       23,390
     76,000        Shionogi & Co Ltd .............................    1,029,790
     67,422        Takeda Chemical Industries Ltd ................    2,487,441
    256,000        Toray Industries, Inc .........................      594,828
                                                                    -----------
                   TOTAL CHEMICALS AND ALLIED PRODUCTS ...........   24,523,715
                                                                    -----------
 COAL MINING--0.26%
    283,920        Byd Co Ltd (H Shs) ............................      638,972
                                                                    -----------
                   TOTAL COAL MINING .............................      638,972
                                                                    -----------
 COMMUNICATIONS--9.56%
    236,197        BT Group plc ..................................      794,136
    275,168      * British Sky Broadcasting Group plc ............    3,049,067
    470,731      * Cable & Wireless plc ..........................      877,757
     27,497      * Deutsche Telekom AG. (Regd) ...................      419,647
  2,715,623      * Ericsson (LM) (B Shs) .........................    2,917,490
     10,521      * France Telecom S.A. ...........................      258,067
      1,163        Hellenic Telecommunications Organization S.A. .       13,756
        479        KDDI Corp .....................................    1,854,966
      1,518        Mediaset S.p.A. ...............................       12,847
        500        NTT Docomo, Inc ...............................    1,082,657
         96        Nippon Telegraph & Telephone Corp .............      376,565
     10,860        Nippon Television Network Corp ................    1,294,246
    475,256        TIM S.p.A. ....................................    2,341,310
    312,313        Telecom Corp of New Zealand Ltd ...............      958,101
     12,981        Telecom Italia S.p.A. (Rnc) ...................       71,105
    333,960        Telefonica S.A. ...............................    3,877,213
  1,620,233        Vodafone Group plc ............................    3,168,246
                                                                    -----------
                   TOTAL COMMUNICATIONS ..........................   23,367,176
                                                                    -----------
 DEPOSITORY INSTITUTIONS--17.46%
    195,730        ABN Amro Holding NV ...........................    3,742,361
      2,546        Alpha Bank S.A. ...............................       44,382
    392,300      * Ashikaga Financial Group, Inc .................      581,548
     46,903        Australia & New Zealand Banking Group Ltd .....      585,387
     56,399        BNP Paribas ...................................    2,865,885
     48,138        Banco Bilbao Vizcaya Argentaria S.A. ..........      505,805
    464,916        Banco Santander Central Hispano S.A. ..........    4,073,551
     16,794        Bank of Ireland (Dublin) ......................      203,461
    136,773        Barclays plc ..................................    1,015,631
        763      * Bayerische Hypo-und Vereinsbank AG. ...........       12,608
     28,045        Commonwealth Bank of Australia ................      555,788
        285        DBS Group Holdings Ltd ........................        1,667
    118,576        Danske Bank a/s ...............................    2,309,172
     17,590        Deutsche Bank AG. (Regd) ......................    1,140,866
     17,541        Erste Bank Der Oesterreichischen
                     Sparkassen AG ...............................    1,550,019
    148,074        Fortis ........................................    2,571,016
      3,561      * Fortis (Strip Vvpr) ...........................           41
    363,325        HSBC Holdings plc (United Kingdom) ............    4,292,708
         57        Hang Seng Bank Ltd ............................          603
    350,000        Hokuriku Bank Ltd .............................      536,331
        477        KBC Bancassurance Holding NV ..................       18,728
     95,077        Lloyds TSB Group plc ..........................      675,024
        270        Mitsubishi Tokyo Financial Group, Inc .........     1,220,987
     84,962        National Australia Bank Ltd ...................    1,908,822
    178,841        Nordea AB (Sweden) ............................      862,374
        400        Oversea-Chinese Banking Corp Ltd ..............        2,271
    264,381        Royal Bank of Scotland Group plc ..............    7,416,555
      1,500        Sanpaolo IMI S.p.A. ...........................       13,935
     20,000        Shizuoka Bank Ltd .............................      134,083
    245,652        Standard Chartered plc ........................    2,983,467
      9,867        UBS AG. (Regd) ................................      548,875
     29,986        Westpac Banking Corp ..........................      326,789
                                                                    -----------
                   TOTAL DEPOSITORY INSTITUTIONS .................   42,700,740
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.95%
    432,948      * AWG plc .......................................          714
     25,600        Chubu Electric Power Co, Inc ..................      466,908
     86,338        E.ON AG. ......................................    4,438,775
         73      * Exmar NV ......................................        2,495
     47,200        Kyushu Electric Power Co, Inc .................      734,681
     25,962        Puma AG. Rudolf Dassler Sport .................    2,578,863
      3,500      * Suez S.A.(Belgium) ............................           40
     71,000        Tokyo Electric Power Co, Inc ..................    1,357,027
     29,416        United Utilities plc ..........................      285,905
    123,162      * Vivendi Universal S.A. ........................    2,241,713
                                                                    -----------
                   TOTAL ELECTRIC, GAS, AND SANITARY SERVICES ....   12,107,121
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.63%
          5      * ARM Holdings plc ..............................            6
    495,821      * ASML Holding NV ...............................    4,708,738
     32,315        Advantest Corp ................................    1,431,737
      2,908      * Alstom ........................................       10,018
     25,000        Hirose Electric Co Ltd ........................    2,067,458
    555,697        Johnson Electric Holdings Ltd .................      687,660
     36,600        Kyocera Corp ..................................    2,094,041
     33,000        Matsushita Electric Industrial Co Ltd .........      326,771
     26,000        Matsushita Electric Works Ltd .................      153,954
    198,481        Nokia Oyj .....................................    3,268,453
     58,800        Rinnai Corp ...................................    1,236,477
          4        Samsung Electronics Co Ltd ....................        1,189
    116,100        Sony Corp .....................................    3,268,107
     65,000        Stanley Electric Co Ltd .......................      926,213
    565,000      * Taiwan Semiconductor Manufacturing Co Ltd .....      930,511
                                                                    -----------
                   TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .   21,111,333
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.06%
      8,376        Geberit AG. (Regd) ............................    2,578,563
        264        Tostem Inax Holding Corp ......................        3,804
                                                                    -----------
                   TOTAL FABRICATED METAL PRODUCTS ...............    2,582,367
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--2.80%
        300        Asahi Breweries Ltd ...........................        1,811
    172,962        Coca-Cola Amatil Ltd ..........................      662,343
     38,706        Diageo plc ....................................      413,243
     23,473        Groupe Danone .................................    3,248,103
          6        Hite Brewery Co Ltd ...........................          322
      5,067        Lion Nathan Ltd ...............................       18,214
      2,414        Nestle S.A. (Regd) ............................      498,109
     19,958        Pernod-Ricard .................................    1,780,788
     38,796        Scottish & Newcastle plc ......................      234,630
                                                                    -----------
                   TOTAL FOOD AND KINDRED PRODUCTS ...............    6,857,563
                                                                    -----------
 FOOD STORES--0.04%
        126      * Casino Guichard-Perrachon A Wts 12/15/03 ......           20
        126      * Casino Guichard-Perrachon B Wts 12/15/05 ......          116
      6,000      * Mycal Corp ....................................           50
     26,887        Tesco plc .....................................       97,276
                                                                    -----------
                   TOTAL FOOD STORES .............................       97,462
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.23%
    156,000        Nishimatsu Construction Co Ltd ................      530,069
      6,900        Shimizu Corp ..................................       19,136
                                                                    -----------
                   TOTAL GENERAL BUILDING CONTRACTORS ............      549,205
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.05%
     21,225        Marks & Spencer Group plc .....................      110,590
        900        Takashimaya Co Ltd ............................        4,475
                                                                    -----------
                   TOTAL GENERAL MERCHANDISE STORES ..............      115,065
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--2.55%
     59,482        Grupo Ferrovial S.A. ..........................    1,615,440
     63,000        Okumura Corp ..................................      205,671
     65,335        Vinci S.A. ....................................    4,407,861
                                                                    -----------
                   TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING .....    6,228,972
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

14 TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HOLDING AND OTHER INVESTMENT OFFICES--3.48%
    615,233        Deutsche Office Trust .........................  $   462,119
     14,900        Hutchison Whampoa Ltd .........................       90,759
         29        Japan Real Estate Investment Corp .............      156,502
    487,714        Macquarie Infrastructure Group ................    1,174,236
     66,000        Nobel Biocare Holding AG. .....................    4,407,146
    282,535        Westfield Trust (Units) .......................      653,713
     14,338        iShares MSCI EAFE Index Fund ..................    1,552,949
                                                                    -----------
                   TOTAL HOLDING AND OTHER INVESTMENT OFFICES ....    8,497,424
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.02%
     17,419        Hilton Group plc ..............................       52,889
                                                                    -----------
                   TOTAL HOTELS AND OTHER LODGING PLACES .........       52,889
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--2.45%
    316,707        Aggreko plc ...................................      642,815
        638        Athens Water Supply & Sewage Co S.A. ..........        3,121
    341,256        FKI plc .......................................      449,091
        399      * Logitech International S.A. (Regd) ............       14,964
    311,000        Mitsubishi Heavy Industries Ltd ...............      805,505
    155,602        Sandvik AB ....................................    4,072,308
                                                                    -----------
                   TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT ......    5,987,804
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--4.50%
     77,000        Canon, Inc ....................................    3,533,375
      1,821        Fuji Photo Film Co Ltd ........................       52,624
  1,444,514      * Invensys plc ..................................      488,651
     11,725        Keyence Corp ..................................    2,148,241
        920        Luxottica Group S.p.A. ........................       12,562
      6,654        Synthes-Stratec, Inc ..........................    4,779,700
                                                                    -----------
                   TOTAL INSTRUMENTS AND RELATED PRODUCTS ........   11,015,153
                                                                    -----------
 INSURANCE CARRIERS--1.41%
      1,582        Allianz AG. (Regd) ............................      131,492
     25,926        Aviva plc .....................................      180,004
     65,623        Legal & General Group plc .....................       90,962
     12,101      * Promina Group Ltd .............................       19,153
     22,714        Prudential plc ................................      137,557
      4,922        Skandia Forsakrings AB ........................       13,097
     24,014        Zurich Financial Services AG. .................    2,863,136
                                                                    -----------
                   TOTAL INSURANCE CARRIERS ......................    3,435,401
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.25%
    243,500        Yue Yuen Industrial Holdings ..................      622,946
                                                                    -----------
                   TOTAL LEATHER AND LEATHER PRODUCTS ............      622,946
                                                                    -----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.13%
         28        East Japan Railway Co .........................      124,522
    164,000        MTR Corp ......................................      188,224
                                                                    -----------
                   TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT ..      312,746
                                                                    -----------
 METAL MINING--0.58%
    261,063        Alumina Ltd ...................................      712,583
    303,939      * WMC Resources Ltd .............................      715,467
                                                                    -----------
                   TOTAL METAL MINING ............................    1,428,050
                                                                    -----------
 MISCELLANEOUS RETAIL--0.02%
      2,737        Next plc ......................................       46,361
                                                                    -----------
                   TOTAL MISCELLANEOUS RETAIL ....................       46,361
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.42%
     79,379        HBOS plc ......................................    1,027,594
          7      * Kookmin Credit Card Co Ltd ....................           95
                                                                    -----------
                   TOTAL NONDEPOSITORY INSTITUTIONS ..............    1,027,689
                                                                    -----------
 OIL AND GAS EXTRACTION--3.75%
     44,977        IHC Caland NV .................................    2,296,329
    337,130        Origin Energy Ltd .............................      915,690
    247,637        Shell Transport & Trading Co plc ..............    1,634,551
     28,553        Total S.A. ....................................    4,315,009
        900      * Total S.A. (Strip Vvpr) .......................           10
                                                                    -----------
                   TOTAL OIL AND GAS EXTRACTION ..................    9,161,589
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.26%
        160        Nippon Unipac Holding .........................      624,943
                                                                    -----------
                   TOTAL PAPER AND ALLIED PRODUCTS ...............      624,943
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--4.86%
    273,341        BHP Billiton Ltd ..............................    1,583,851
    787,206        BP plc ........................................    5,459,077
    210,629        ENI S.p.A. ....................................    3,185,503
     35,869        Royal Dutch Petroleum Co ......................    1,664,906
                                                                    -----------
                   TOTAL PETROLEUM AND COAL PRODUCTS .............   11,893,337
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.34%
    593,308        Nippon Steel Corp .............................      815,289
          1        Pechiney S.A. .................................           36
        219        Voestalpine AG. ...............................        8,649
                                                                    -----------
                   TOTAL PRIMARY METAL INDUSTRIES ................      823,974
                                                                    -----------
 PRINTING AND PUBLISHING--0.23%
        600        Dai Nippon Printing Co Ltd ....................        6,346
     59,359        News Corp Ltd .................................      445,862
     14,347        Reed Elsevier plc .............................      119,380
                                                                    -----------
                   TOTAL PRINTING AND PUBLISHING .................      571,588
                                                                    -----------
 RAILROAD TRANSPORTATION--0.04%
     21,600        Firstgroup plc ................................       96,237
                                                                    -----------
                   TOTAL RAILROAD TRANSPORTATION .................       96,237
                                                                    -----------
 REAL ESTATE--0.61%
    275,668        CapitaLand Ltd ................................      194,110
        600        Cheung Kong Holdings Ltd ......................        3,609
        200        City Developments Ltd .........................          504
     26,416        Commonwealth Property Office Fund .............       21,259
    288,092        General Property Trust ........................      564,170
        733        Hang Lung Properties Ltd ......................          663
        600        Henderson Land Development Co Ltd .............        1,723
    141,700        Sun Hung Kai Properties Ltd ...................      715,936
                                                                    -----------
                   TOTAL REAL ESTATE .............................    1,501,974
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.51%
     91,000        Bridgestone Corp ..............................    1,235,311
      1,556      * Ryanair Holdings plc ..........................       11,203
                                                                    -----------
                   TOTAL RUBBER AND MISCELLANEOUS
                     PLASTIC PRODUCTS ............................    1,246,514
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--2.77%
      6,082        Amvescap plc ..................................       41,951
    133,000        Daiwa Securities Group, Inc ...................      764,272
      1,172        Hong Kong Exchanges & Clearing Ltd ............        1,683
    249,585        Man Group plc .................................    4,925,754
    473,000        Marubeni Corp .................................      614,516
        891        Nikko Cordial Corp ............................        3,577
     33,000        Nomura Holdings, Inc ..........................      418,838
                                                                    -----------
                   TOTAL SECURITY AND COMMODITY BROKERS ..........    6,770,591
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.21%
    154,000        Kinden Corp ...................................      516,860
                                                                    -----------
                   TOTAL SPECIAL TRADE CONTRACTORS ...............      516,860
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.00%
        214      * Heidelberger Zement AG. (Germany) .............        4,723
        510      * Lafarge S.A. ..................................        1,376
                                                                    -----------
                   TOTAL STONE, CLAY, AND GLASS PRODUCTS .........        6,099
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.22%
    306,000        Toyobo Co Ltd .................................      532,617
                                                                    -----------
                   TOTAL TEXTILE MILL PRODUCTS ...................      532,617
                                                                    -----------
 TRANSPORTATION BY AIR--0.00%
        324        KLM (Royal Dutch Airlines) NV .................        2,735
                                                                    -----------
                   TOTAL TRANSPORTATION BY AIR ...................        2,735
                                                                    -----------
 TRANSPORTATION EQUIPMENT--3.69%
    140,359        BAE Systems plc ...............................      330,049
     15,964        DaimlerChrysler AG. (Regd) ....................      557,300

                       SEE NOTES TO FINANCIAL STATEMENTS

                                2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 15

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TRANSPORTATION EQUIPMENT--(CONTINUED)
     64,700        Honda Motor Co Ltd ..........................   $  2,451,676
          2        Kia Motors Corp .............................             15
     47,400        Nissan Motor Co Ltd .........................        453,177
     79,136        Patrick Corp Ltd ............................        666,060
    135,000        Toyota Industries Corp ......................      2,196,877
     91,600        Toyota Motor Corp ...........................      2,372,483
                                                                   ------------
                   TOTAL TRANSPORTATION EQUIPMENT ..............      9,027,637
                                                                   ------------
 TRANSPORTATION SERVICES--0.26%
    133,731        Toll Holdings Ltd ...........................        634,982
                                                                   ------------
                   TOTAL TRANSPORTATION SERVICES ...............        634,982
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--0.54%
    151,111        SSL International plc .......................        733,106
      2,173      * Centerpulse AG. (Regd) ......................        584,739
                                                                   ------------
                   TOTAL WHOLESALE TRADE-DURABLE GOODS .........      1,317,845
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--1.47%
     45,299        Altana AG. ..................................      2,857,929
     65,901        British American Tobacco plc ................        747,632
                                                                   ------------
                   TOTAL WHOLESALE TRADE-NONDURABLE GOODS ......      3,605,561
                                                                   ------------
                   TOTAL COMMON STOCK
                    (COST $251,386,581) ........................    243,349,031
                                                                   ------------
                             TOTAL PORTFOLIO--99.73%
                    (COST $251,926,313) ........................    243,885,306
                   OTHER ASSETS & LIABILITIES, NET--0.27% ......        670,435
                                                                   ------------
                   NET ASSETS--100.00% .........................   $244,555,741
                                                                   ============

----------
*  Non-income producing

   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

16   TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
PREFERRED STOCK:
Health Services ......................................   $          1      0.00%
Rubber and Miscellaneous Plastic Products ............         14,521      0.00
                                                         ------------    ------
TOTAL PREFERRED STOCK (COST $12,766) .................         14,522      0.00
                                                         ------------    ------
COMMON STOCK:
Amusement and Recreation Services ....................         52,943      0.01
Apparel and Accessory Stores .........................      5,683,413      1.16
Apparel and Other Textile Products ...................         90,587      0.02
Auto Repair, Services and Parking ....................             11      0.00
Automotive Dealers and Service Stations ..............        509,175      0.10
Building Materials and Garden Supplies ...............     12,798,911      2.61
Business Services ....................................     61,602,684     12.54
Chemicals and Allied Products ........................     97,355,238     19.82
Coal Mining ..........................................         48,573      0.01
Communications .......................................     14,185,418      2.89
Depository Institutions ..............................     10,455,234      2.13
Eating and Drinking Places ...........................      3,334,944      0.68
Educational Services .................................      2,138,286      0.44
Electric, Gas, and Sanitary Services .................        307,366      0.06
Electronic and Other Electric Equipment ..............     58,864,287     11.99
Engineering and Management Services ..................      2,149,903      0.44
Fabricated Metal Products ............................      1,853,420      0.38
Food and Kindred Products ............................     21,812,491      4.44
Food Stores ..........................................      1,173,679      0.24
Furniture and Fixtures ...............................      1,997,070      0.41
Furniture and Homefurnishings Stores .................      1,918,015      0.39
General Building Contractors .........................        278,516      0.06
General Merchandise Stores ...........................     19,167,905      3.90
Health Services ......................................      6,901,251      1.41
Holding and Other Investment Offices .................        274,851      0.06
Hotels and Other Lodging Places ......................      3,264,452      0.66
Industrial Machinery and Equipment ...................     48,904,992      9.96
Instruments and Related Products .....................     18,629,076      3.79
Insurance Agents, Brokers and Services ...............      2,992,440      0.61
Insurance Carriers ...................................     14,805,153      3.01
Leather and Leather Products .........................        531,859      0.11
Metal Mining .........................................        365,857      0.07
Miscellaneous Manufacturing Industries ...............         20,771      0.00
Miscellaneous Retail .................................      6,345,818      1.29
Motion Pictures ......................................         68,225      0.01
Nondepository Institutions ...........................     21,373,507      4.35
Nonmetallic Minerals, Except Fuels ...................         16,125      0.00
Oil and Gas Extraction ...............................      2,761,522      0.56
Paper and Allied Products ............................      1,338,434      0.27
Personal Services ....................................      1,181,558      0.24
Petroleum and Coal Products ..........................        292,772      0.06
Printing and Publishing ..............................      2,138,738      0.44
Real Estate ..........................................        238,809      0.05
Rubber and Miscellaneous Plastic Products ............        618,238      0.13
Security and Commodity Brokers .......................      3,204,092      0.65
Stone, Clay, and Glass Products ......................            148      0.00
Textile Mill Products ................................        280,093      0.06
Tobacco Products .....................................      4,377,293      0.89
Transportation By Air ................................        722,075      0.15
Transportation Equipment .............................      7,819,370      1.59
Transportation Services ..............................      1,049,703      0.21
Trucking and Warehousing .............................      2,502,574      0.51
Wholesale Trade-Durable Goods ........................     15,982,135      3.26
Wholesale Trade-Nondurable Goods .....................      4,018,440      0.82
                                                         ------------    ------
TOTAL COMMON STOCK (COST $547,362,001) ...............    490,798,440     99.94
                                                         ------------    ------
SHORT TERM INVESTMENT:
U.S. Government and Agency ...........................   $  1,979,951      0.40%
                                                         ------------    ------
TOTAL SHORT TERM INVESTMENT (COST $1,979,951) ........      1,979,951      0.40
                                                         ------------    ------
TOTAL PORTFOLIO (COST $549,354,718) ..................    492,792,913    100.34
OTHER ASSETS & LIABILITIES, NET ......................     (1,674,504)    (0.34)
                                                         ------------    ------
NET ASSETS ...........................................   $491,118,409    100.00%
                                                         ============    ======

                    ----------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
PREFERRED STOCK--0.00%
 HEALTH SERVICES--0.00%
          7      * MEDIQ, Inc ...................................  $          1
                                                                   ------------
                   TOTAL HEALTH SERVICES ........................             1
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.00%
        285      * Sealed Air Corp (New) ........................        14,521
                                                                   ------------
                   TOTAL RUBBER AND MISCELLANEOUS
                     PLASTICS PRODUCTS ..........................        14,521
                                                                   ------------
                   TOTAL PREFERRED STOCK
                    (COST $12,766) ..............................        14,522
                                                                   ------------
COMMON STOCK--99.94%
 AMUSEMENT AND RECREATION SERVICES--0.01%
      1,340        International Speedway Corp (Class A) ........        52,943
                                                                   ------------
                   TOTAL AMUSEMENT AND RECREATION SERVICES ......        52,943
                                                                   ------------
 APPAREL AND ACCESSORY STORES--1.16%
      8,354      * Abercrombie & Fitch Co (Class A) .............       237,337
      4,919      * American Eagle Outfitters, Inc ...............        89,132
      7,470      * Chico's FAS, Inc .............................       157,244
      5,402        Foot Locker, Inc .............................        71,577
    185,498        Gap, Inc .....................................     3,479,942
     16,121        Limited Brands, Inc ..........................       249,876
      7,767        Ross Stores, Inc .............................       331,962
      2,342        Talbots, Inc .................................        68,972
     52,939        TJX Cos, Inc .................................       997,371
                                                                   ------------
                   TOTAL APPAREL AND ACCESSORY STORES ...........     5,683,413
                                                                   ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.02%
      1,202      * Columbia Sportswear Co .......................        61,795
        984      * Jones Apparel Group, Inc .....................        28,792
                                                                   ------------
                   TOTAL APPAREL AND OTHER TEXTILE PRODUCTS .....        90,587
                                                                   ------------
 AUTO REPAIR, SERVICES AND PARKING--0.00%
      1,087     b* ANC Rental Corp ..............................            11
                                                                   ------------
                   TOTAL AUTO REPAIR, SERVICES AND PARKING ......            11
                                                                   ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.10%
      1,420      * Advance Auto Parts ...........................        86,478
      7,063      * Carmax, Inc ..................................       212,949
      6,243      * Copart, Inc ..................................        58,996
      3,465      * O'Reilly Automotive, Inc .....................       115,696
      1,600      * Sonic Automotive, Inc ........................        35,056
                                                                   ------------
                   TOTAL AUTOMOTIVE DEALERS AND
                     SERVICE STATIONS ...........................       509,175
                                                                   ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.61%
      5,748        Fastenal Co ..................................       195,087
    158,367        Home Depot, Inc ..............................     5,245,115
    171,332        Lowe's Cos ...................................     7,358,709
                                                                   ------------
                   TOTAL BUILDING MATERIALS AND
                     GARDEN SUPPLIES ............................    12,798,911
                                                                   ------------
 BUSINESS SERVICES--12.54%
      8,344      * Activision, Inc ..............................       107,804
      5,787      * Acxiom Corp ..................................        87,326
      4,518        Adobe Systems, Inc ...........................       144,892
      3,110      * Advent Software, Inc .........................        52,590
      4,315      * Affiliated Computer Services, Inc (Class A) ..       197,325
      4,622      * Alliance Data Systems Corp ...................       108,155
      1,308      * AMN Healthcare Services, Inc .................        16,612
    205,080      * AOL Time Warner, Inc .........................     3,299,737
          1      * Artemis International Solutions Corp .........             2
      3,242        Autodesk, Inc ................................        52,391
    120,763        Automatic Data Processing, Inc ...............     4,089,035
    134,331      * BEA Systems, Inc .............................     1,458,835

                       SEE NOTES TO FINANCIAL STATEMENTS

                                2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds 17

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 BUSINESS SERVICES--(CONTINUED)
     11,250      * Bisys Group, Inc .............................  $    206,663
         33      * Blue Coat Systems, Inc .......................           198
     13,147      * BMC Software, Inc ............................       214,691
     25,944      * Brocade Communications Systems, Inc ..........       152,810
     26,023      * Cadence Design Systems, Inc ..................       313,837
      3,713      * Catalina Marketing Corp ......................        65,534
     11,904      * Ceridian Corp ................................       202,011
      2,860      * Cerner Corp ..................................        65,637
      6,428      * Certegy, Inc .................................       178,377
      3,188      * Checkfree Corp ...............................        88,754
      8,333      * ChoicePoint, Inc .............................       287,655
      1,556      * Computer Sciences Corp .......................        59,315
     15,125      * Compuware Corp ...............................        87,271
     16,967      * Convergys Corp ...............................       271,472
      4,594      * CSG Systems International, Inc ...............        64,913
      5,834      * D&B Corp .....................................       239,777
      6,575        Deluxe Corp ..................................       294,560
     52,517      * DST Systems, Inc .............................     1,995,646
     13,129        Equifax, Inc .................................       341,354
        192      * Expedia, Inc Wts 02/04/09 ....................        10,472
      4,912        Fair Isaac Corp ..............................       252,722
     48,527        First Data Corp ..............................     2,010,959
     18,765      * Fiserv, Inc ..................................       668,222
      1,121      * Genesisintermedia, Inc .......................             0
      2,536      * Getty Images, Inc ............................       104,737
      3,818        GTECH Holdings Corp ..........................       143,748
      6,941        Henry (Jack) & Associates, Inc ...............       123,480
        401      * Hudson Highland Group, Inc ...................         7,623
     15,133      * i2 Technologies, Inc .........................        15,284
     25,103        IMS Health, Inc ..............................       451,603
      9,030      * Intuit, Inc ..................................       402,106
      4,063      * Iron Mountain, Inc ...........................       150,697
     10,355      * J.D. Edwards & Co ............................       148,387
      4,927      * Lamar Advertising Co .........................       173,480
      4,963      * Macromedia, Inc ..............................       104,422
      4,937        Manpower, Inc ................................       183,113
    881,351        Microsoft Corp ...............................    22,571,399
      4,955      * Monster Worldwide, Inc .......................        97,762
      2,995      * National Instruments Corp ....................       113,151
        700      * National Processing, Inc .....................        11,256
     15,197      * Network Associates, Inc ......................       192,698
      2,671        Omnicom Group, Inc ...........................       191,511
    635,733      * Oracle Corp ..................................     7,641,511
     54,453      * Peoplesoft, Inc ..............................       957,828
      4,065     b* Peregrine Systems, Inc .......................         1,606
      4,628      * Perot Systems Corp (Class A) .................        52,574
      1,754      * Pixar, Inc ...................................       106,713
      1,800      * ProcureNet, Inc ..............................           270
        900     b* Quintus Corp .................................           153
          2     b* Quokka Sports, Inc ...........................             0
      7,584      * RealNetworks, Inc ............................        51,420
      3,120      * Rent-A-Center, Inc ...........................       236,527
      6,688        Reynolds & Reynolds Co (Class A) .............       191,009
     15,079      * Robert Half International, Inc ...............       285,596
     68,046        SAP AG. (Spon ADR) ...........................     1,988,304
    501,593      * Sun Microsystems, Inc ........................     2,307,328
     19,987      * SunGard Data Systems, Inc ....................       517,863
      4,355      * Sybase, Inc ..................................        60,578
     48,030      * Symantec Corp ................................     2,106,596
      6,733      * Titan Corp ...................................        69,283
      3,769        Total System Services, Inc ...................        84,049
      5,506      * Unisys Corp ..................................        67,614
      1,093      * United Rentals, Inc ..........................        15,182
     11,335      * VeriSign, Inc ................................       156,763
      7,456        Viad Corp ....................................       166,940
     14,149      * WebMD Corp ...................................       153,234
      7,494      * Westwood One, Inc ............................       254,271
     38,323      * Yahoo!, Inc ..................................     1,255,461
                                                                   ------------
                   TOTAL BUSINESS SERVICES ......................    61,602,684
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--19.82%
    231,773        Abbott Laboratories ..........................    10,142,386
        208        Alberto-Culver Co (Class B) ..................        10,629
     38,281        Alcon, Inc ...................................     1,749,442
    223,907      * Amgen, Inc ...................................    14,997,291
        718      * Amylin Pharmaceuticals, Inc ..................        15,717
      6,422      * Andrx Corp ...................................       127,798
      6,930        Avery Dennison Corp ..........................       347,886
     54,623        Avon Products, Inc ...........................     3,397,551
     13,387      * Barr Laboratories, Inc .......................       876,849
     42,060        Bristol-Myers Squibb Co ......................     1,141,929
        787        Cabot Corp ...................................        22,587
      4,491      * Charles River Laboratories
                     International, Inc .........................       144,520
      9,020      * Chiron Corp ..................................       394,354
      2,168        Church & Dwight Co, Inc ......................        70,959
      8,129        Clorox Co ....................................       346,702
     46,833        Colgate-Palmolive Co .........................     2,713,972
      2,198        Diagnostic Products Corp .....................        90,228
      4,956        Dial Corp ....................................        96,394
     25,323        Ecolab, Inc ..................................       648,269
      7,485        Estee Lauder Cos (Class A) ...................       250,972
     31,480      * Forest Laboratories, Inc .....................     1,723,530
      6,223      * Genentech, Inc ...............................       448,803
     60,446        Gillette Co ..................................     1,925,810
      6,162      * Human Genome Sciences, Inc ...................        78,381
      1,054        ICN Pharmaceuticals, Inc .....................        17,665
      3,308        International Flavors & Fragrances, Inc ......       105,624
      2,427      * Invitrogen Corp ..............................        93,124
     14,880      * IVAX Corp ....................................       265,608
     23,108        Lilly (Eli) & Co .............................     1,593,759
      2,129        Medicis Pharmaceutical Corp (Class A) ........       120,714
    107,394        Merck & Co, Inc ..............................     6,502,707
      8,298      * Millennium Pharmaceuticals, Inc ..............       130,528
     34,153        Mylan Laboratories, Inc ......................     1,187,500
        300      * OM Group, Inc ................................         4,419
      2,350     b* Organogenesis, Inc ...........................           165
    917,848        Pfizer, Inc ..................................    31,344,509
     38,224        Procter & Gamble Co ..........................     3,408,816
      2,026      * Ribapharm, Inc ...............................        13,068
         58        Schering AG. (ADR) ...........................         2,811
        504      * Scotts Co (Class A) ..........................        24,948
     10,409      * SICOR, Inc ...................................       211,719
      1,299        Sigma-Aldrich Corp ...........................        70,380
      1,498        Valspar Corp .................................        63,246
      3,795      * Watson Pharmaceuticals, Inc ..................       153,204
    225,637        Wyeth ........................................    10,277,765
                                                                   ------------
                   TOTAL CHEMICALS AND ALLIED PRODUCTS ..........    97,355,238
                                                                   ------------
 COAL MINING--0.01%
      2,136        Consol Energy, Inc ...........................        48,573
                                                                   ------------
                   TOTAL COAL MINING ............................        48,573
                                                                   ------------
 COMMUNICATIONS--2.89%
      3,400      * Advanced Radio Telecom Corp ..................             1
      6,035     b* Arch Wireless, Inc ...........................             1
      4,666      * Avaya, Inc ...................................        30,142
     78,131      * Clear Channel Communications, Inc ............     3,311,973
      1,619      * Comcast Corp Special .........................        46,676
        400     b* Convergent Communications, Inc ...............             0
      2,216      * Cox Radio, Inc (Class A) .....................        51,212
      1,380      * Cumulus Media, Inc (Class A) .................        26,123
      2,600     b* e.spire Communications, Inc ..................             2

                       SEE NOTES TO FINANCIAL STATEMENTS

18   TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
   ------                                                             -----

 COMMUNICATIONS--(CONTINUED)
          1      * EchoStar Communications Corp (Class A) .......  $         35
        364      * Emmis Communications Corp (Class A) ..........         8,354
      3,188      * Entercom Communications Corp .................       156,244
      5,819      * Fox Entertainment Group, Inc (Class A) .......       167,471
      3,484        Global Payments, Inc .........................       123,682
     15,300     b* Global Telesystems, Inc ......................            18
      3,972      * Hispanic Broadcasting Corp ...................       101,087
        472      * IDT Corp .....................................         8,449
     77,148      * InterActiveCorp ..............................     3,052,746
    193,806      * Level 3 Communications, Inc ..................     1,286,872
      1,090      * Lin TV Corp (Class A) ........................        25,670
     29,220      * Nextel Communications, Inc (Class A) .........       528,298
      2,800     b* NorthPoint Communications Group, Inc .........            20
      1,431      * PanAmSat Corp ................................        26,373
        100      * Radio One, Inc (Class A) .....................         1,786
      3,836      * Radio One, Inc (Class D) .....................        68,166
      3,700     b* Rhythms Netconnections, Inc ..................             0
      1,500      * Teligent, Inc (Class A) ......................             2
        800     b* U.S. Wireless Corp ...........................            0
        543      * UnitedGlobalcom, Inc (Class A) ...............         2,807
         62      * Vast Solutions, Inc (Class B1) ...............             0
         62      * Vast Solutions, Inc (Class B2) ...............             0
         62      * Vast Solutions, Inc (Class B3) ...............             0
    117,113      * Viacom, Inc (Class B) ........................     5,113,154
        644      * Viatel, Inc ..................................            16
      1,782      * West Corp ....................................        47,490
      6,150     b* WinStar Communications, Inc ..................            12
      3,694     b* WorldCom, Inc (MCI Group) ....................           536
                                                                   ------------
                   TOTAL COMMUNICATIONS .........................    14,185,418
                                                                   ------------
 DEPOSITORY INSTITUTIONS--2.13%
     64,882        Citigroup, Inc ...............................     2,776,950
      5,719        Commerce Bancorp, Inc ........................       212,175
     49,487      * Concord EFS, Inc .............................       728,449
     50,065        Fifth Third Bancorp ..........................     2,870,727
        570        Hudson City Bancorp, Inc .....................        14,575
      1,279        Hudson United Bancorp ........................        43,678
      4,754        New York Community Bancorp, Inc ..............       138,294
      4,149        North Fork Bancorp, Inc ......................       141,315
      9,331        Northern Trust Corp ..........................       389,942
      2,094        Provident Financial Group, Inc ...............        53,669
        369      * Silicon Valley Bancshares ....................         8,786
     29,597        Synovus Financial Corp .......................       636,336
      4,594        TCF Financial Corp ...........................       183,025
     44,158        Wells Fargo & Co .............................     2,225,563
        737        Westamerica Bancorp ..........................        31,750
                                                                   ------------
                   TOTAL DEPOSITORY INSTITUTIONS ................    10,455,234
                                                                   ------------
 EATING AND DRINKING PLACES--0.68%
      5,602        Applebee's International, Inc ................       176,071
      3,072      * Aramark Corp (Class B) .......................        68,874
     49,945      * Brinker International, Inc ...................     1,799,019
        799        CBRL Group, Inc ..............................        31,049
      2,677      * CEC Entertainment, Inc .......................        98,862
     16,997        Darden Restaurants, Inc ......................       322,603
      4,160      * Krispy Kreme Doughnuts, Inc ..................       171,309
      3,160        Outback Steakhouse, Inc ......................       123,240
      6,656        Ruby Tuesday, Inc ............................       164,603
      5,113      * The Cheesecake Factory, Inc ..................       183,506
      6,759        Wendy's International, Inc ...................       195,808
                                                                   ------------
                   TOTAL EATING AND DRINKING PLACES .............     3,334,944
                                                                   ------------
 EDUCATIONAL SERVICES--0.44%
     24,139      * Apollo Group, Inc (Class A) ..................     1,490,825
      1,470      * Apollo Group, Inc (University of
                     Phoenix Online) ............................        74,529
      4,416      * Career Education Corp ........................       302,143
      5,891      * DeVry, Inc ...................................       137,201
      2,512      * Education Management Corp ....................       133,588
                                                                   ------------
                   TOTAL EDUCATIONAL SERVICES ...................     2,138,286
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.06%
     16,621      * AES Corp .....................................       105,543
     11,130      * Allied Waste Industries, Inc .................       111,857
     10,769      * Calpine Corp .................................        71,075
      1,277     b* Covanta Energy Corp ..........................             8
      6,300      * Mirant Corp ..................................        18,270
      1,513     b* NewPower Holdings, Inc .......................           613
                                                                   ------------
                   TOTAL ELECTRIC, GAS, AND SANITARY SERVICES ...       307,366
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--11.99%
      2,500     b* Adaptive Broadband Corp ......................             5
     33,239      * ADC Telecommunications, Inc ..................        77,380
      4,362      * Advanced Fibre Communications, Inc ...........        70,970
     10,582      * Advanced Micro Devices, Inc ..................        67,831
     24,238      * Agere Systems, Inc (Class A) .................        56,475
     64,871      * Agere Systems, Inc (Class B) .................       149,203
     94,718      * Altera Corp ..................................     1,553,375
      2,309        American Power Conversion Corp ...............        35,997
      5,456      * Amkor Technology, Inc ........................        71,692
      1,913      * Amphenol Corp (Class A) ......................        89,567
     31,987      * Analog Devices, Inc ..........................     1,113,787
     15,397      * Applied Micro Circuits Corp ..................        93,152
     29,420      * Atmel Corp ...................................        74,433
          7      * Broadcom Corp (Class A) ......................           174
     12,864      * Conexant Systems, Inc ........................        52,742
      9,725      * Cypress Semiconductor Corp ...................       116,700
      1,128      * Energizer Holdings, Inc ......................        35,419
     11,147      * Fairchild Semiconductor International, Inc ...       142,570
     11,468      * Gemstar-TV Guide International, Inc ..........        58,372
    944,374        General Electric Co ..........................    27,084,646
      2,660        Harman International Industries, Inc .........       210,512
      3,289        Harris Corp ..................................        98,834
      4,769      * Integrated Circuit Systems, Inc ..............       149,890
      5,480      * Integrated Device Technology, Inc ............        60,554
    593,884        Intel Corp ...................................    12,343,285
      5,557      * International Rectifier Corp .................       149,039
      7,536      * Intersil Corp (Class A) ......................       200,533
     13,892      * Jabil Circuit, Inc ...........................       307,013
     58,479      * JDS Uniphase Corp ............................       205,261
     18,607      * LSI Logic Corp ...............................       131,738
     83,327        Maxim Integrated Products, Inc ...............     2,848,950
      7,919        Maytag Corp ..................................       193,382
      6,404      * Micrel, Inc ..................................        66,538
     19,579        Microchip Technology, Inc ....................       479,686
      4,287      * Mindspeed Technologies, Inc ..................        11,575
     11,175        Molex, Inc ...................................       301,613
     14,817      * National Semiconductor Corp ..................       292,191
     69,248      * Novellus Systems, Inc ........................     2,535,931
     13,009      * Nvidia Corp ..................................       299,337
     17,083      * PMC-Sierra, Inc ..............................       200,384
      7,775      * Polycom, Inc .................................       107,762
      8,650      * QLogic Corp ..................................       418,055
     48,904        Qualcomm, Inc ................................     1,748,318
     15,677      * RF Micro Devices, Inc ........................        94,376
      1,763        Rockwell Collins, Inc ........................        43,423
      3,848      * Sanmina-SCI Corp .............................        24,281
      6,259      * Semtech Corp .................................        89,128
     18,144      * Tellabs, Inc .................................       119,206
     83,703        Texas Instruments, Inc .......................     1,473,173
      6,445      * Utstarcom, Inc ...............................       229,249
      3,618      * Vishay Intertechnology, Inc ..................        47,758
      2,300     b* World Access, Inc ............................             1

                       SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   19

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                               VALUE
   ------                                                               -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
     96,358      * Xilinx, Inc ..................................  $  2,438,821
                                                                   ------------
                   TOTAL ELECTRONIC AND OTHER
                     ELECTRIC EQUIPMENT .........................    58,864,287
                                                                   ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.44%
      5,124      * Affymetrix, Inc ..............................       100,994
     17,585      * BearingPoint, Inc ............................       169,695
      7,693      * Celgene Corp .................................       233,867
        749      * Corporate Executive Board Co .................        30,574
      1,226        Fluor Corp ...................................        41,243
     11,094        Halliburton Co ...............................       255,162
      3,461      * Jacobs Engineering Group, Inc ................       145,881
      5,068     b* marchFirst, Inc ..............................             5
     32,137        Paychex, Inc .................................       941,935
      4,730      * Pharmaceutical Product Development, Inc ......       135,893
        136      * Quest Diagnostics, Inc .......................         8,677
      6,059      * Quintiles Transnational Corp .................        85,977
                                                                   ------------
                   TOTAL ENGINEERING AND MANAGEMENT SERVICES ....     2,149,903
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.38%
      3,305      * Alliant Techsystems, Inc .....................       171,563
      1,152        Ball Corp ....................................        52,428
     10,835        Danaher Corp .................................       737,322
     10,390        Illinois Tool Works, Inc .....................       684,182
      2,220        Masco Corp ...................................        52,947
      2,584      * Shaw Group, Inc ..............................        31,137
      4,487        Stanley Works ................................       123,841
                                                                   ------------
                   TOTAL FABRICATED METAL PRODUCTS ..............     1,853,420
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--4.44%
     32,892        Anheuser-Busch Cos, Inc ......................     1,679,137
    144,971        Coca-Cola Co .................................     6,728,104
      3,089      * Constellation Brands, Inc (Class A) ..........        96,995
      1,819        Dreyer's Grand Ice Cream Holdings, Inc .......       143,010
     25,874        General Mills, Inc ...........................     1,226,686
        765        H.J. Heinz Co ................................        25,230
      4,475        Hershey Foods Corp ...........................       311,729
      6,969        Kraft Foods, Inc (Class A) ...................       226,841
      7,352        McCormick & Co, Inc (Non-Vote) ...............       199,974
     17,009        Pepsi Bottling Group, Inc ....................       340,520
    214,585        PepsiCo, Inc .................................     9,549,033
     32,251        Sara Lee Corp ................................       606,641
      2,276        Tootsie Roll Industries, Inc .................        69,395
     10,834        Wrigley (Wm.) Jr Co ..........................       609,196
                                                                   ------------
                   TOTAL FOOD AND KINDRED PRODUCTS ..............    21,812,491
                                                                   ------------
 FOOD STORES--0.24%
     37,895      * Starbucks Corp ...............................       929,185
      5,144      * Whole Foods Market, Inc ......................       244,494
                                                                   ------------
                   TOTAL FOOD STORES ............................     1,173,679
                                                                   ------------
 FURNITURE AND FIXTURES--0.41%
      1,640        Ethan Allen Interiors, Inc ...................        57,662
      3,364      * Furniture Brands International, Inc ..........        87,800
      7,814        Herman Miller, Inc ...........................       157,921
        600        HON Industries, Inc ..........................        18,300
        388        La-Z-Boy, Inc ................................         8,683
      6,320        Leggett & Platt, Inc .........................       129,560
     54,898        Newell Rubbermaid, Inc .......................     1,537,144
                                                                   ------------
                   TOTAL FURNITURE AND FIXTURES .................     1,997,070
                                                                   ------------
 FURNITURE AND HOME FURNISHINGS STORES--0.39%
     28,654      * Bed Bath & Beyond, Inc .......................     1,112,062
      2,571        Circuit City Stores, Inc
                     (Circuit City Group) .......................        22,625
      1,123      * Gamestop Corp ................................        14,509
      3,140        Pier 1 Imports, Inc ..........................        64,056
     17,058        RadioShack Corp ..............................       448,796
      8,766      * Williams-Sonoma, Inc .........................       255,967
                                                                   ------------
                   TOTAL FURNITURE AND HOMEFURNISHINGS STORES ...     1,918,015
                                                                   ------------
 GENERAL BUILDING CONTRACTORS--0.06%
      1,911        D.R. Horton, Inc .............................        53,699
        547      * NVR, Inc .....................................       224,817
                                                                   ------------
                   TOTAL GENERAL BUILDING CONTRACTORS ...........       278,516
                                                                   ------------
 GENERAL MERCHANDISE STORES--3.90%
      4,140      * 99 Cents Only Stores .........................       142,085
      6,539      * Big Lots, Inc ................................        98,347
      7,297      * BJ's Wholesale Club, Inc .....................       109,893
     22,363      * Costco Wholesale Corp ........................       818,486
     27,280        Dollar General Corp ..........................       498,133
     11,146      * Dollar Tree Stores, Inc ......................       353,663
     15,681        Family Dollar Stores, Inc ....................       598,230
     11,858      * Kohl's Corp ..................................       609,264
     50,610        Target Corp ..................................     1,915,082
    261,314        Wal-Mart Stores, Inc .........................    14,024,722
                                                                   ------------
                   TOTAL GENERAL MERCHANDISE STORES .............    19,167,905
                                                                   ------------
 HEALTH SERVICES--1.41%
      4,510      * Accredo Health, Inc ..........................        98,318
      3,634      * Community Health Systems, Inc ................        70,100
      1,770      * Coventry Health Care, Inc ....................        81,703
      5,699      * DaVita, Inc ..................................       152,619
     49,360      * Express Scripts, Inc .........................     3,366,846
      9,928      * First Health Group Corp ......................       274,211
     34,372        HCA, Inc .....................................     1,101,279
     23,686        Health Management Associates, Inc (Class A) ..       437,007
      3,989      * LifePoint Hospitals, Inc .....................        83,530
     10,555      * Lincare Holdings, Inc ........................       332,588
      4,232      * Manor Care, Inc ..............................       105,842
      4,213      * Orthodontic Centers of America, Inc ..........        33,746
      3,807      * Renal Care Group, Inc ........................       134,044
     29,475      * Tenet Healthcare Corp ........................       343,384
      3,819      * Triad Hospitals, Inc .........................        94,788
      4,827      * Universal Health Services, Inc (Class B) .....       191,246
                                                                   ------------
                   TOTAL HEALTH SERVICES ........................     6,901,251
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.06%
      8,176        Allied Capital Corp ..........................       188,866
        660        Greater Bay Bancorp ..........................        13,556
        103      * Morgan Group Holding Co ......................             8
        762        Popular, Inc .................................        29,406
      1,129        Rouse Co .....................................        43,015
                                                                   ------------
                   TOTAL HOLDING AND OTHER INVESTMENT OFFICES ...       274,851
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--0.66%
      1,604      * Extended Stay America, Inc ...................        21,638
        410        Mandalay Resort Group ........................        13,059
    112,968        Starwood Hotels & Resorts Worldwide, Inc .....     3,229,755
                                                                   ------------
                   TOTAL HOTELS AND OTHER LODGING PLACES ........     3,264,452
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--9.96%
      9,453        3M Co ........................................     1,219,248
      5,319      * Adaptec, Inc .................................        41,382
      3,921      * AGCO Corp ....................................        66,971
    297,680      * Applied Materials, Inc .......................     4,721,205
     71,512        Baker Hughes, Inc ............................     2,400,658
      7,484        Black & Decker Corp ..........................       325,180
    853,286      * Cisco Systems, Inc ...........................    14,156,015
      4,205      * Cooper Cameron Corp ..........................       211,848
      3,462      * Cymer, Inc ...................................       110,819
    197,462      * Dell Computer Corp ...........................     6,310,886
      2,630        Donaldson Co, Inc ............................       116,904
     79,224      * EMC Corp .....................................       829,475
      6,638      * Emulex Corp ..................................       151,147
      4,920      * Flowserve Corp ...............................        96,776
        772      * FMC Technologies, Inc ........................        16,251
      4,823        Graco, Inc ...................................       154,336

                       SEE NOTES TO FINANCIAL STATEMENTS

20   2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                               VALUE
   ------                                                               -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
      9,018      * Grant Prideco, Inc ...........................  $    105,962
    151,585        International Business Machines Corp .........    12,505,763
     26,809        International Game Technology ................     2,743,365
        770        ITT Industries, Inc ..........................        50,404
     13,057      * Lam Research Corp ............................       237,768
      6,413      * Lexmark International, Inc ...................       453,848
      5,223      * National-Oilwell, Inc ........................       114,906
     29,097      * Network Appliance, Inc .......................       471,662
        601        Pall Corp ....................................        13,523
     14,288        Pitney Bowes, Inc ............................       548,802
      9,938      * Smith International, Inc .....................       365,122
      2,005      * Storage Technology Corp ......................        51,609
     11,246        Symbol Technologies, Inc .....................       146,310
      2,219      * Zebra Technologies Corp (Class A) ............       166,847
                                                                   ------------
                   TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT .....    48,904,992
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--3.79%
     12,626      * Agilent Technologies, Inc ....................       246,838
     19,602        Applera Corp (Applied Biosystems Group) ......       373,026
        569        Baxter International, Inc ....................        14,794
      5,861        Beckman Coulter, Inc .........................       238,191
      3,752        Becton Dickinson & Co ........................       145,765
     26,303        Biomet, Inc ..................................       753,844
     72,455      * Boston Scientific Corp .......................     4,427,001
     11,866      * Cytyc Corp ...................................       124,830
      6,849        Dentsply International, Inc ..................       280,124
      4,165      * Edwards Lifesciences Corp ....................       133,863
      5,486      * Fisher Scientific International, Inc .........       191,461
      2,932        Guidant Corp .................................       130,151
    178,042        Medtronic, Inc ...............................     8,540,675
      3,631      * Mettler-Toledo International, Inc ............       133,076
      4,892      * Millipore Corp ...............................       217,058
      2,173      * MKS Instruments, Inc .........................        39,266
      4,546        PerkinElmer, Inc .............................        62,780
        955      * Respironics, Inc .............................        35,832
     15,062      * St. Jude Medical, Inc ........................       866,065
      6,748      * Steris Corp ..................................       155,811
      8,384        Stryker Corp .................................       581,598
      1,511      * Tektronix, Inc ...............................        32,638
        913        Teleflex, Inc ................................        38,848
      5,065      * Thermo Electron Corp .........................       106,466
      6,663      * Varian Medical Systems, Inc ..................       383,589
     12,890      * Waters Corp ..................................       375,486
                                                                   ------------
                   TOTAL INSTRUMENTS AND RELATED PRODUCTS .......    18,629,076
                                                                   ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.61%
      4,875        Brown & Brown, Inc ...........................       158,438
      8,803        Gallagher (Arthur J.) & Co ...................       239,442
     50,804        Marsh & McLennan Cos, Inc ....................     2,594,560
                                                                   ------------
                   TOTAL INSURANCE AGENTS, BROKERS AND SERVICE ..     2,992,440
                                                                   ------------
 INSURANCE CARRIERS--3.01%
      6,725      * AdvancePCS ...................................       257,097
     24,562        Aflac, Inc ...................................       755,282
        518        Ambac Financial Group, Inc ...................        34,318
     62,883        American International Group, Inc ............     3,469,884
     98,085      * Anthem, Inc ..................................     7,567,258
        907        HCC Insurance Holdings, Inc ..................        26,820
      1,972      * Health Net, Inc ..............................        64,977
         43      * Markel Corp ..................................        11,008
      4,759      * Mid Atlantic Medical Services, Inc ...........       248,896
      8,637      * Oxford Health Plans, Inc .....................       363,013
     11,179        Progressive Corp .............................       817,185
         60        Travelers Property Casualty Corp (Class A) ...           954
     14,098      * Wellpoint Health Networks, Inc ...............     1,188,461
                                                                   ------------
                   TOTAL INSURANCE CARRIERS .....................    14,805,153
                                                                   ------------
 LEATHER AND LEATHER PRODUCTS--0.11%
      8,782      * Coach, Inc ...................................       436,817
      1,798      * Timberland Co (Class A) ......................        95,042
                                                                   ------------
                   TOTAL LEATHER AND LEATHER PRODUCTS ...........       531,859
                                                                   ------------
 METAL MINING--0.07%
     11,271        Newmont Mining Corp ..........................       365,857
                                                                   ------------
                   TOTAL METAL MINING ...........................       365,857
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.00%
      1,564        Callaway Golf Co .............................        20,676
          5        Mattel, Inc ..................................            95
                                                                   ------------
                   TOTAL MISCELLANEOUS MANUFACTURING
                     INDUSTRIES .................................        20,771
                                                                   ------------
 MISCELLANEOUS RETAIL--1.29%
      1,131      * Amazon.Com, Inc ..............................        41,270
      1,210      * Barnes & Noble, Inc ..........................        27,891
        844      * Borders Group, Inc ...........................        14,863
     11,897      * eBay, Inc ....................................     1,239,429
      6,200     b* EToys, Inc ...................................             1
      6,757        Michaels Stores, Inc .........................       257,171
      1,956      * MSC Industrial Direct Co (Class A) ...........        35,012
      4,510        Omnicare, Inc ................................       152,393
      1,432      * Petco Animal Supplies, Inc ...................        31,132
     13,414        Petsmart, Inc ................................       223,611
     15,899      * Rite Aid Corp ................................        70,751
     45,838      * Staples, Inc .................................       841,127
     10,926        Tiffany & Co .................................       357,062
        800     b* Value America, Inc ...........................             0
    100,454        Walgreen Co ..................................     3,023,665
        761      * Zale Corp ....................................        30,440
                                                                   ------------
                   TOTAL MISCELLANEOUS RETAIL ...................     6,345,818
                                                                   ------------
 MOTION PICTURES--0.01%
      1,281        Blockbuster, Inc (Class A) ...................        21,585
      2,244      * Metro-Goldwyn-Mayer, Inc .....................        27,870
        796        Regal Entertainment Group (Class A) ..........        18,770
                                                                   ------------
                   TOTAL MOTION PICTURES ........................        68,225
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--4.35%
    139,111        American Express Co ..........................     5,816,231
     12,034      * AmeriCredit Corp .............................       102,891
      4,349        Doral Financial Corp .........................       194,183
    173,503        Fannie Mae ...................................    11,701,042
         87        Freddie Mac ..................................         4,417
        277      * INVESTools, Inc ..............................            54
    165,829        MBNA Corp ....................................     3,455,876
     10,671      * Providian Financial Corp .....................        98,813
                                                                   ------------
                   TOTAL NONDEPOSITORY INSTITUTIONS .............    21,373,507
                                                                   ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.00%
        435        Vulcan Materials Co ..........................        16,125
                                                                   ------------
                   TOTAL NONMETALLIC MINERALS, EXCEPT FUELS .....        16,125
                                                                   ------------
 OIL AND GAS EXTRACTION--0.56%
     26,799        Apache Corp ..................................     1,743,543
      2,000      * Cimarex Energy Co ............................        47,500
      5,074        Devon Energy Corp ............................       270,952
     16,565     b* Enron Corp ...................................           812
      1,465      * Forest Oil Corp ..............................        36,801
         15      * Nabors Industries Ltd ........................           593
      3,055      * Newfield Exploration Co ......................       114,715
      3,308        Noble Energy, Inc ............................       125,042
      6,547      * Patterson-UTI Energy, Inc ....................       212,123
        800        Pogo Producing Co ............................        34,200
      2,718        Tidewater, Inc ...............................        79,828
      4,868      * Varco International, Inc .....................        95,413
                                                                   ------------
                   TOTAL OIL AND GAS EXTRACTION .................     2,761,522
                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   21

    Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                               VALUE
   ------                                                               -----
 PAPER AND ALLIED PRODUCTS--0.27%
     25,670        Kimberly-Clark Corp ..........................  $  1,338,434
                                                                   ------------
                   TOTAL PAPER AND ALLIED PRODUCTS ..............     1,338,434
                                                                   ------------
 PERSONAL SERVICES--0.24%
     11,639        Cintas Corp ..................................       412,486
     17,782        H & R Block, Inc .............................       769,072
                                                                   ------------
                   TOTAL PERSONAL SERVICES ......................     1,181,558
                                                                   ------------
 PETROLEUM AND COAL PRODUCTS--0.06%
      5,566        Murphy Oil Corp ..............................       292,772
                                                                   ------------
                   TOTAL PETROLEUM AND COAL PRODUCTS ............       292,772
                                                                   ------------
 PRINTING AND PUBLISHING--0.44%
      3,171        Dow Jones & Co, Inc ..........................       136,448
      4,617        Harte-Hanks, Inc .............................        87,723
     16,151        McGraw-Hill Cos, Inc .........................     1,001,362
        538        Meredith Corp ................................        23,672
      9,090        New York Times Co (Class A) ..................       413,595
      1,577        R.R. Donnelley & Sons Co .....................        41,223
      2,811        Reader's Digest Association, Inc (Class A) ...        37,892
      1,446      * Scholastic Corp ..............................        43,062
      2,582        Scripps (E.W.) Co (Class A) ..................       229,075
      4,759        Wiley (John) & Sons, Inc (Class A) ...........       124,686
                                                                   ------------
                   TOTAL PRINTING AND PUBLISHING ................     2,138,738
                                                                   ------------
 REAL ESTATE--0.05%
      6,521      * Catellus Development Corp ....................       143,462
      3,056        St. Joe Co ...................................        95,347
                                                                   ------------
                   TOTAL REAL ESTATE ............................       238,809
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.13%
      5,189        Nike, Inc (Class B) ..........................       277,560
         73      * Packaging Dynamics Corp ......................           529
      7,137      * Sealed Air Corp ..............................       340,149
                                                                   ------------
                   TOTAL RUBBER AND MISCELLANEOUS
                     PLASTIC PRODUCTS ...........................       618,238
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--0.65%
      1,788      * Affiliated Managers Group, Inc ...............       108,979
      1,600      * Blackrock, Inc ...............................        72,064
    107,279        Charles Schwab Corp ..........................     1,082,445
     13,526      * E*trade Group, Inc ...........................       114,971
      5,983        Eaton Vance Corp .............................       189,063
      8,083        Federated Investors, Inc (Class B) ...........       221,636
      4,978      * Investment Technology Group, Inc .............        92,591
      6,619        Investors Financial Services Corp ............       192,017
      2,724        Janus Capital Group, Inc .....................        44,674
        494        LaBranche & Co, Inc ..........................        10,221
      3,615        Legg Mason, Inc ..............................       234,794
      5,302        Neuberger Berman, Inc ........................       211,603
      2,215        Nuveen Investments, Inc ......................        60,337
      7,679        SEI Investments Co ...........................       245,728
      3,499        T Rowe Price Group, Inc ......................       132,087
      7,436        Waddell & Reed Financial, Inc (Class A) ......       190,882
                                                                   ------------
                   TOTAL SECURITY AND COMMODITY BROKERS .........     3,204,092
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.00%
         20      * Corning, Inc .................................           148
                                                                   ------------
                   TOTAL STONE, CLAY, AND GLASS PRODUCTS ........           148
                                                                   ------------
 TEXTILE MILL PRODUCTS--0.06%
      5,044      * Mohawk Industries, Inc .......................       280,093
                                                                   ------------
                           TOTAL TEXTILE MILL PRODUCTS ..........       280,093
                                                                   ------------
 TOBACCO PRODUCTS--0.89%
     89,804        Altria Group, Inc ............................     4,080,694
      8,467        UST, Inc .....................................       296,599
                                                                   ------------
                   TOTAL TOBACCO PRODUCTS .......................     4,377,293
                                                                   ------------
 TRANSPORTATION BY AIR--0.15%
        115      * JetBlue Airways Corp .........................         4,863


  SHARES/PRINCIPAL
  ----------------
      3,453        Skywest, Inc .................................        65,814
     37,872        Southwest Airlines Co ........................       651,398
                                                                   ------------
                   TOTAL TRANSPORTATION BY AIR ..................       722,075
                                                                   ------------
 TRANSPORTATION EQUIPMENT--1.59%
        400        ArvinMeritor, Inc ............................         8,072
     32,650        Boeing Co ....................................     1,120,548
      4,180        General Dynamics Corp ........................       303,050
        300     b* GenTek, Inc ..................................             5
      7,694      * Gentex Corp ..................................       235,513
     29,704        Harley-Davidson, Inc .........................     1,184,001
      2,371        Polaris Industries, Inc ......................       145,579
     68,087        United Technologies Corp .....................     4,822,602
                                                                   ------------
                   TOTAL TRANSPORTATION EQUIPMENT ...............     7,819,370
                                                                   ------------
 TRANSPORTATION SERVICES--0.21%
      6,710        C.H. Robinson Worldwide, Inc .................       238,608
      1,847      * Expedia, Inc .................................       141,628
      9,233        Expeditors International of Washington, Inc ..       319,831
     14,184        Sabre Holdings Corp ..........................       349,636
                                                                   ------------
                   TOTAL TRANSPORTATION SERVICES ................     1,049,703
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.51%
      3,513      * Swift Transportation Co, Inc .................        65,412
     38,260        United Parcel Service, Inc (Class B) .........     2,437,162
                                                                   ------------
                   TOTAL TRUCKING AND WAREHOUSING ...............     2,502,574
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--3.26%
      5,462      * Apogent Technologies, Inc ....................       109,240
      2,493      * Arrow Electronics, Inc .......................        37,993
         26      * Brightpoint, Inc .............................           320
      5,775      * CDW Corp .....................................       264,495
      2,272      * Ingram Micro, Inc (Class A) ..................        24,992
    295,612        Johnson & Johnson ............................    15,283,140
      4,859      * Patterson Dental Co ..........................       220,501
      1,552      * Tech Data Corp ...............................        41,454
                                                                   ------------
                   TOTAL WHOLESALE TRADE-DURABLE GOODS ..........    15,982,135
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.82%
      2,794        Brown-Forman Corp (Class B) ..................       219,664
     24,618        Cardinal Health, Inc .........................     1,582,925
      2,659      * Henry Schein, Inc ............................       139,172
      3,265      * Performance Food Group Co ....................       120,805
     65,109        Sysco Corp ...................................     1,955,874
                                                                   ------------
                   TOTAL WHOLESALE TRADE-NONDURABLE GOODS .......     4,018,440
                                                                   ------------
                   TOTAL COMMON STOCK
                    (COST $547,362,001) .........................   490,798,440
                                                                   ------------
SHORT TERM INVESTMENT--0.40%
 U.S. GOVERNMENT AND AGENCY DISCOUNT NOTE--0.40%
                   Federal National Mortgage Association (FNMA)
 $1,980,000         0.750%, 07/01/03 ............................     1,979,951
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND AGENCY
                     DISCOUNT NOTE ..............................     1,979,951
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                    (COST $1,979,951) ...........................     1,979,951
                                                                   ------------
                   TOTAL PORTFOLIO--100.34%
                    (COST $549,354,718) .........................   492,792,913
                   OTHER ASSETS & LIABILITIES, NET--(0.34%) .....    (1,674,504)
                                                                   ------------
                   NET ASSETS--100.00% ..........................  $491,118,409
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                       SEE NOTES TO FINANCIAL STATEMENTS

22   TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
PREFERRED STOCK:
Electric, Gas, and Sanitary Services .................   $      3,203      0.00%
                                                         ------------    ------
TOTAL PREFERRED STOCK (COST $2,929) ..................          3,203      0.00
                                                         ------------    ------
COMMON STOCK:
Amusement and Recreation Services ....................         24,144      0.01
Apparel and Accessory Stores .........................      3,848,985      0.80
Apparel and Other Textile Products ...................        284,853      0.06
Auto Repair, Services and Parking ....................         10,786      0.00
Automotive Dealers and Service Stations ..............          2,020      0.00
Building Materials and Garden Supplies ...............     11,325,233      2.35
Business Services ....................................     38,826,997      8.06
Chemicals and Allied Products ........................     65,618,135     13.62
Communications .......................................     31,807,570      6.60
Depository Institutions ..............................     47,142,088      9.78
Eating and Drinking Places ...........................        771,658      0.16
Electric, Gas, and Sanitary Services .................     13,232,584      2.75
Electronic and Other Electric Equipment ..............     32,653,463      6.78
Engineering and Management Services ..................      1,914,300      0.40
Fabricated Metal Products ............................      1,433,218      0.30
Food and Kindred Products ............................     19,892,474      4.13
Food Stores ..........................................      5,586,348      1.16
Forestry .............................................      1,942,812      0.40
Furniture and Fixtures ...............................      1,916,730      0.40
Furniture and Homefurnishings Stores .................      1,007,433      0.21
General Building Contractors .........................          7,623      0.00
General Merchandise Stores ...........................     11,194,318      2.32
Health Services ......................................      2,872,916      0.59
Holding and Other Investment Offices .................      2,096,293      0.43
Hotels and Other Lodging Places ......................      1,247,851      0.26
Industrial Machinery and Equipment ...................     44,846,197      9.31
Instruments and Related Products .....................     11,584,786      2.40
Insurance Agents, Brokers and Services ...............        501,707      0.10
Insurance Carriers ...................................     29,978,870      6.22
Leather and Leather Products .........................      2,324,798      0.48
Lumber and Wood Products .............................        278,698      0.06
Metal Mining .........................................            997      0.00
Miscellaneous Manufacturing Industries ...............        208,288      0.04
Miscellaneous Retail .................................      2,683,543      0.56
Motion Pictures ......................................      2,245,575      0.47
Nondepository Institutions ...........................     20,748,555      4.31
Nonmetallic Minerals, Except Fuels ...................        200,104      0.04
Oil and Gas Extraction ...............................      7,931,704      1.65
Paper and Allied Products ............................      1,602,887      0.33
Personal Services ....................................        173,615      0.04
Petroleum and Coal Products ..........................     18,914,810      3.93
Primary Metal Industries .............................      1,483,249      0.31
Printing and Publishing ..............................        901,573      0.19
Railroad Transportation ..............................      1,207,970      0.25
Rubber and Miscellaneous Plastic Products ............      1,240,042      0.26
Security and Commodity Brokers .......................      4,454,328      0.92
Tobacco Products .....................................        330,192      0.07
Transportation By Air ................................        945,048      0.20
Transportation Equipment .............................     14,448,718      3.00
Transportation Services ..............................        185,195      0.04
Trucking and Warehousing .............................      7,909,438      1.64
Wholesale Trade-Durable Goods ........................      6,386,838      1.32
Wholesale Trade-Nondurable Goods .....................      1,426,126      0.30
                                                         ------------    ------
TOTAL COMMON STOCK (COST $479,646,977) ...............    481,804,683    100.01
                                                         ------------    ------
TOTAL PORTFOLIO (COST $479,649,906) ..................    481,807,886    100.01
OTHER ASSETS & LIABILITIES, NET ......................        (25,090)    (0.01)
                                                         ------------    ------
NET ASSETS ...........................................   $481,782,796    100.00%
                                                         ============    ======


   SHARES                                                             VALUE
    ----                                                              -----
PREFERRED STOCK--0.00%
 ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
      1,443      * NiSource, Inc (Sails) .......................  $       3,203
                                                                  -------------
                   TOTAL ELECTRIC, GAS, AND SANITARY SERVICES ..          3,203
                                                                  -------------
                   TOTAL PREFERRED STOCK
                    (COST $2,929) ..............................          3,203
                                                                  -------------
COMMON STOCK--100.01%
 AMUSEMENT AND RECREATION SERVICES--0.01%
        600      * Harrah's Entertainment, Inc .................         24,144
                                                                  -------------
                   TOTAL AMUSEMENT AND RECREATION SERVICES .....         24,144
                                                                  -------------
 APPAREL AND ACCESSORY STORES--0.80%
    167,752        Gap, Inc ....................................      3,147,028
     35,593        Limited Brands, Inc .........................        551,692
      7,698        Nordstrom, Inc ..............................        150,265
                                                                  -------------
                   TOTAL APPAREL AND ACCESSORY STORES ..........      3,848,985
                                                                  -------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.06%
      1,800      * Jones Apparel Group, Inc ....................         52,668
      6,835        VF Corp .....................................        232,185
                                                                  -------------
                   TOTAL APPAREL AND OTHER TEXTILE PRODUCTS ....        284,853
                                                                  -------------
 AUTO REPAIR, SERVICES AND PARKING--0.00%
        421        Ryder System, Inc ...........................         10,786
                                                                  -------------
                   TOTAL AUTO REPAIR, SERVICES AND PARKING .....         10,786
                                                                  -------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
         67      * Carmax, Inc .................................          2,020
                                                                  -------------
                   TOTAL AUTOMOTIVE DEALERS AND
                     SERVICE STATIONS ..........................          2,020
                                                                  -------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.35%
    130,737        Home Depot, Inc .............................      4,330,009
    162,869        Lowe's Cos ..................................      6,995,224
                                                                  -------------
                   TOTAL BUILDING MATERIALS AND
                     GARDEN SUPPLIES ...........................     11,325,233
                                                                  -------------
 BUSINESS SERVICES--8.06%
         70        Adobe Systems, Inc ..........................          2,245
    248,882      * AOL Time Warner, Inc ........................      4,004,511
     31,734        Automatic Data Processing, Inc ..............      1,074,513
    125,000      * BMC Software, Inc ...........................      2,041,250
     43,013      * Cendant Corp ................................        787,998
         12      * Citrix Systems, Inc .........................            244
      2,733      * Cognizant Technology Solutions Corp .........         66,597
      9,581      * Computer Sciences Corp ......................        365,228
     20,398      * Compuware Corp ..............................        117,696
     11,700      * Convergys Corp ..............................        187,200
     16,000        E.ON AG. ....................................        475,703
     26,620        Electronic Data Systems Corp ................        570,999
      6,000        Equifax, Inc ................................        156,000
        472      * Hudson Highland Group, Inc ..................          8,973
     11,424        IMS Health, Inc .............................        205,518
     21,540      * Interpublic Group of Cos, Inc ...............        288,205
    482,760        Microsoft Corp ..............................     12,363,484
      7,632      * Monster Worldwide, Inc ......................        150,579
         90      * NCR Corp ....................................          2,306
         15      * Novell, Inc .................................             46
      4,792        Omnicom Group, Inc ..........................        343,586
    549,214      * Oracle Corp .................................      6,601,552
     16,593      * Parametric Technology Corp ..................         50,609
     64,900      * Peoplesoft, Inc .............................      1,141,591
      9,600      * Robert Half International, Inc ..............        181,824
          3      * Roxio, Inc ..................................             20
    582,426      * Sun Microsystems, Inc .......................      2,679,160
     14,788      * SunGard Data Systems, Inc ...................        383,157
    104,255      * Symantec Corp ...............................      4,572,624
         79      * Unisys Corp .................................            970
         91      * Veritas Software Corp .......................          2,609
                                                                  -------------
                   TOTAL BUSINESS SERVICES .....................     38,826,997
                                                                  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   23

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CHEMICALS AND ALLIED PRODUCTS--13.62%
    134,441        Abbott Laboratories .........................  $   5,883,138
     57,867        Air Products & Chemicals, Inc ...............      2,407,267
      2,804        Alberto-Culver Co (Class B) .................        143,284
    133,850      * Amgen, Inc ..................................      8,965,273
         30      * Biogen, Inc .................................          1,140
      4,441        Clorox Co ...................................        189,409
     79,000        Dow Chemical Co .............................      2,445,840
         92        Du Pont (E.I.) de Nemours & Co ..............          3,831
      4,890        Eastman Chemical Co .........................        154,866
     26,295      * Gilead Sciences, Inc ........................      1,461,476
     43,900        Gillette Co .................................      1,398,654
      3,200        Great Lakes Chemical Corp ...................         65,280
      4,900        International Flavors & Fragrances, Inc .....        156,457
      8,700      * King Pharmaceuticals, Inc ...................        128,412
     27,576        Lilly (Eli) & Co ............................      1,901,917
     62,500        Merck & Co, Inc .............................      3,784,375
    432,117        Pfizer, Inc .................................     14,756,796
      8,908        PPG Industries, Inc .........................        451,992
    138,113        Procter & Gamble Co .........................     12,316,917
     67,077        Rohm & Haas Co ..............................      2,081,399
    151,930        Wyeth .......................................      6,920,412
                                                                  -------------
                   TOTAL CHEMICALS AND ALLIED PRODUCTS .........     65,618,135
                                                                  -------------
 COMMUNICATIONS--6.60%
      1,552        Alltel Corp .................................         74,837
     41,296        AT&T Corp ...................................        794,948
     57,081      * AT&T Wireless Services, Inc .................        468,635
         22      * Avaya, Inc ..................................            142
    103,529        BellSouth Corp ..............................      2,756,977
     33,433      * Clear Channel Communications, Inc ...........      1,417,225
    202,505      * Comcast Corp ................................      6,111,601
     34,097      * Comcast Corp Special ........................        983,017
          5     b* Global Crossing Ltd .........................              0
     12,100     b* ICG Communications, Inc. ....................              0
    333,929      * Level 3 Communications, Inc .................      2,217,289
    199,474      * Lucent Technologies, Inc ....................        404,932
     89,262      * Qwest Communications International, Inc .....        426,672
     79,000        SBC Communications, Inc .....................      2,018,450
     48,576        Sprint Corp (FON Group) .....................        699,494
     62,313      * Sprint Corp (PCS Group) .....................        358,300
     12,100      * Univision Communications, Inc (Class A) .....        367,840
    213,102        Verizon Communications, Inc .................      8,406,874
     98,496      * Viacom, Inc (Class B) .......................      4,300,335
         56      * WorldCom, Inc (WorldCom Group) ..............              2
                                                                  -------------
                   TOTAL COMMUNICATIONS ........................     31,807,570
                                                                  -------------
 DEPOSITORY INSTITUTIONS--9.78%
     18,626        AmSouth Bancorp .............................        406,792
     82,766        Bank of America Corp ........................      6,540,997
     40,650        Bank of New York Co, Inc ....................      1,168,688
     19,816        Bank One Corp ...............................        736,759
         64        Charter One Financial, Inc ..................          1,996
    316,868        Citigroup, Inc ..............................     13,561,950
     11,300        Comerica, Inc ...............................        525,450
     26,974      * Concord EFS, Inc ............................        397,057
     49,078        J.P. Morgan Chase & Co ......................      1,677,486
     23,564        KeyCorp .....................................        595,462
         37        Marshall & Ilsley Corp ......................          1,131
     22,862        Mellon Financial Corp .......................        634,421
         76        National City Corp ..........................          2,486
     10,389        North Fork Bancorp, Inc .....................        353,849
     12,302        Northern Trust Corp .........................        514,101
     14,900        PNC Financial Services Group, Inc ...........        727,269
         71        Regions Financial Corp ......................          2,398
          5        SouthTrust Corp .............................            136
      8,570        State Street Corp ...........................        337,658
     16,000        Synovus Financial Corp ......................        344,000
    269,693        U.S. Bancorp ................................      6,607,479
     12,846        Union Planters Corp .........................        398,611
    172,533        Wachovia Corp ...............................      6,894,419
     88,662        Wells Fargo & Co ............................      4,468,565
      4,800        Zions Bancorp ...............................        242,928
                                                                  -------------
                   TOTAL DEPOSITORY INSTITUTIONS ...............     47,142,088
                                                                  -------------
 EATING AND DRINKING PLACES--0.16%
      4,360        Darden Restaurants, Inc .....................         82,753
      7,800        Wendy's International, Inc ..................        225,966
     15,661      * Yum! Brands, Inc ............................        462,939
                                                                  -------------
                   TOTAL EATING AND DRINKING PLACES ............        771,658
                                                                  -------------
 ELECTRIC, GAS, AND SANITARY SERVICES--2.75%
     30,473      * AES Corp ....................................        193,504
      7,000      * Allegheny Energy, Inc .......................         59,150
     13,300      * Allied Waste Industries, Inc ................        133,665
      8,493        Ameren Corp .................................        374,541
      4,723        American Electric Power Co, Inc .............        140,887
     25,500      * Calpine Corp ................................        168,300
     20,537        Centerpoint Energy, Inc .....................        167,377
      8,900        Cinergy Corp ................................        327,431
      7,954      * CMS Energy Corp .............................         64,427
     11,767        Consolidated Edison, Inc ....................        509,276
      9,062        Constellation Energy Group, Inc .............        310,827
     13,600        Dominion Resources, Inc .....................        874,072
     18,149      * Edison International ........................        298,188
     33,135        El Paso Corp ................................        267,731
     16,318        FirstEnergy Corp ............................        627,427
      7,607        FPL Group, Inc ..............................        508,528
      8,300        KeySpan Corp ................................        294,235
     22,507      * Mirant Corp .................................         65,270
          1        National Grid Group plc (Spon ADR) ..........             34
     13,300        Nicor, Inc ..................................        493,563
     13,832        NiSource, Inc ...............................        262,808
      1,900        Peoples Energy Corp .........................         81,491
     22,540      * PG&E Corp ...................................        476,721
     18,200        Pinnacle West Capital Corp ..................        681,590
      9,347        PPL Corp ....................................        401,921
     13,032        Progress Energy, Inc ........................        572,105
        500      * Progress Energy, Inc (Cvo) ..................            225
     47,200        Seiko Epson Corp ............................      2,426,628
     11,273        Sempra Energy ...............................        321,619
     43,300        TECO Energy, Inc ............................        519,167
          1        Texas Genco Holdings, Inc ...................             23
     17,955        TXU Corp ....................................        403,090
     32,668        Waste Management, Inc .......................        786,972
     28,800        Williams Cos, Inc ...........................        227,520
     12,784        Xcel Energy, Inc ............................        192,271
                                                                  -------------
                   TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        13,232,584
                                                                  -------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.78%
         84      * ADC Telecommunications, Inc .................            196
         23      * Agere Systems, Inc (Class A) ................             54
         63      * Agere Systems, Inc (Class B) ................            145
      4,704      * Altera Corp .................................         77,146
         74        American Power Conversion Corp ..............          1,154
     19,251      * Analog Devices, Inc .........................        670,320
         43      * Applied Micro Circuits Corp .................            260
         90      * Broadcom Corp (Class A) .....................          2,242
     27,530      * CIENA Corp ..................................        142,881
     10,600        Cooper Industries Ltd (Class A) .............        437,780
     22,200        Emerson Electric Co .........................      1,134,420
    563,255        General Electric Co .........................     16,154,153
    334,151        Intel Corp ..................................      6,944,994
         32      * JDS Uniphase Corp ...........................            112
         22        Linear Technology Corp ......................            709

                       SEE NOTES TO FINANCIAL STATEMENTS

24   TIAA-CREF Mutual Funds 2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
     23,700      * LSI Logic Corp ..............................   $    167,796
     17,117        Maxim Integrated Products, Inc ..............        585,230
      4,900        Maytag Corp .................................        119,658
    105,078      * Micron Technology, Inc ......................      1,222,057
          9      * MIPS Technologies, Inc (Class B) ............             22
      4,692        Molex, Inc ..................................        126,637
     43,200        Motorola, Inc ...............................        407,376
          8      * National Semiconductor Corp .................            158
      9,800      * Nvidia Corp .................................        225,498
     10,680      * PMC-Sierra, Inc .............................        125,276
         46      * Power-One, Inc ..............................            329
      6,749        Qualcomm, Inc ...............................        241,277
     12,871        Rockwell Collins, Inc .......................        317,013
     29,607      * Sanmina-SCI Corp ............................        186,820
        300        Scientific-Atlanta, Inc .....................          7,152
    124,800      * Taiwan Semiconductor Manufacturing Co Ltd
                   (Spon ADR) ..................................      1,257,984
     21,599      * Tellabs, Inc ................................        141,905
     92,934        Texas Instruments, Inc ......................      1,635,638
      3,111      * Thomas & Betts Corp .........................         44,954
         42      * Vitesse Semiconductor Corp ..................            207
      4,300        Whirlpool Corp ..............................        273,910
                                                                   ------------
                   TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     32,653,463
                                                                   ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.40%
      1,200        Fluor Corp ..................................         40,368
      3,300      * McDermott International, Inc ................         20,889
     38,854        Monsanto Co .................................        840,801
     19,925        Paychex, Inc ................................        584,002
      6,700      * Quest Diagnostics, Inc ......................        427,460
         55      * Quintiles Transnational Corp ................            780
                                                                   ------------
                   TOTAL ENGINEERING AND MANAGEMENT SERVICES          1,914,300
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.30%
      9,883        Crane Co ....................................        223,652
      5,700        Fortune Brands, Inc .........................        297,540
     25,871        Masco Corp ..................................        617,023
      3,600        Snap-On, Inc ................................        104,508
      6,902        Stanley Works ...............................        190,495
                                                                   ------------
                   TOTAL FABRICATED METAL PRODUCTS                    1,433,218
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--4.13%
     29,900        Anheuser-Busch Cos, Inc .....................      1,526,395
     34,100        Archer Daniels Midland Co ...................        438,867
     23,352        Campbell Soup Co ............................        572,124
     68,953        Coca-Cola Co ................................      3,200,109
     28,600        Conagra Foods, Inc ..........................        674,960
      2,300        Coors (Adolph) Co (Class B) .................        112,654
     79,500      * Dean Foods Co ...............................      2,504,250
      6,235      * Del Monte Foods Co ..........................         55,117
     72,614        General Mills, Inc ..........................      3,442,630
     18,811        H.J. Heinz Co ...............................        620,387
         87      * Hercules, Inc ...............................            861
      5,900        Hershey Foods Corp ..........................        410,994
     21,700        Kellogg Co ..................................        745,829
    122,614        PepsiCo, Inc ................................      5,456,323
      6,963        Sara Lee Corp ...............................        130,974
                                                                   ------------
                   TOTAL FOOD AND KINDRED PRODUCTS                   19,892,474
                                                                   ------------
FOOD STORES--1.16%
     20,246        Albertson's, Inc ............................        388,723
    277,555      * Kroger Co ...................................      4,629,617
     23,300      * Safeway, Inc ................................        476,718
          8      * Starbucks Corp ..............................            196
      7,400        Winn-Dixie Stores, Inc ......................         91,094
                                                                   ------------
                   TOTAL FOOD STORES                                  5,586,348
                                                                   ------------
 FORESTRY--0.40%
     35,978        Weyerhaeuser Co .............................      1,942,812
                                                                   ------------
                   TOTAL FORESTRY                                     1,942,812
                                                                   ------------
 FURNITURE AND FIXTURES--0.40%
      3,100        Leggett & Platt, Inc ........................         63,550
     66,185        Newell Rubbermaid, Inc ......................      1,853,180
                                                                   ------------
                   TOTAL FURNITURE AND FIXTURES                       1,916,730
                                                                   ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.21%
     13,881      * Best Buy Co, Inc ............................        609,654
     13,400        Circuit City Stores, Inc (Circuit City Group)        117,920
     10,637        RadioShack Corp .............................        279,859
                                                                   ------------
                   TOTAL FURNITURE AND HOMEFURNISHINGS STORES         1,007,433
                                                                   ------------
 GENERAL BUILDING CONTRACTORS--0.00%
         98        Centex Corp .................................          7,623
                                                                   ------------
                   TOTAL GENERAL BUILDING CONTRACTORS                     7,623
                                                                   ------------
 GENERAL MERCHANDISE STORES--2.32%
         60      * Big Lots, Inc ...............................            902
      4,500        Dillard's, Inc (Class A) ....................         60,615
     21,115        Dollar General Corp .........................        385,560
     10,914        Federated Department Stores, Inc ............        402,181
     16,992        J.C. Penney Co, Inc .........................        286,315
     35,679        May Department Stores Co ....................        794,215
     17,582        Sears Roebuck & Co ..........................        591,458
    161,600        Wal-Mart Stores, Inc ........................      8,673,072
                                                                   ------------
                   TOTAL GENERAL MERCHANDISE STORES                  11,194,318
                                                                   ------------
 HEALTH SERVICES--0.59%
     27,983      * Express Scripts, Inc ........................      1,908,720
      7,058        HCA, Inc ....................................        226,138
     14,600        Health Management Associates, Inc (Class A) .        269,370
      6,000      * Manor Care, Inc .............................        150,060
     27,350      * Tenet Healthcare Corp .......................        318,628
                                                                   ------------
                   TOTAL HEALTH SERVICES                              2,872,916
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.43%
      3,700        Apartment Investment & Management Co (Class A)       128,020
     21,500        Equity Office Properties Trust ..............        580,715
     11,919        Plum Creek Timber Co, Inc ...................        309,298
     26,108        Washington Mutual, Inc ......................      1,078,260
                                                                   ------------
                   TOTAL HOLDING AND OTHER INVESTMENT OFFICES         2,096,293
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--0.26%
     24,354        Hilton Hotels Corp ..........................        311,488
     14,241        Marriott International, Inc (Class A) .......        547,139
     13,614        Starwood Hotels & Resorts Worldwide, Inc ....        389,224
                                                                   ------------
                   TOTAL HOTELS AND OTHER LODGING PLACES              1,247,851
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--9.31%
      4,500        3M Co .......................................        580,410
         93      * Apple Computer, Inc .........................          1,778
    345,700      * Applied Materials, Inc ......................      5,482,802
     69,796        Baker Hughes, Inc ...........................      2,343,052
      1,455        Black & Decker Corp .........................         63,220
    462,109      * Cisco Systems, Inc ..........................      7,666,388
      2,600        Cummins, Inc ................................         93,314
    153,699        Deere & Co ..................................      7,024,044
    143,337      * Dell Computer Corp ..........................      4,581,051
     10,600        Dover Corp ..................................        317,576
      1,044        Eaton Corp ..................................         82,069
         12      * EMC Corp ....................................            126
          3      * FMC Technologies, Inc .......................             63
         91      * Gateway, Inc ................................            332
    165,906        Hewlett-Packard Co ..........................      3,533,798
      7,634        Ingersoll-Rand Co (Class A) .................        361,241
    137,145        International Business Machines Corp ........     11,314,463
      4,900        ITT Industries, Inc .........................        320,754

                        SEE NOTES TO FINANCIAL STATEMENTS

                             2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds   25

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
          7      * Network Appliance, Inc ......................   $        113
      7,800        Pall Corp ...................................        175,500
          4      * Palm, Inc ...................................             65
      7,550        Parker Hannifin Corp ........................        317,025
     11,048        Pitney Bowes, Inc ...........................        424,354
         48      * Riverstone Networks, Inc ....................             57
     43,400      * Solectron Corp ..............................        162,316
         22        Symbol Technologies, Inc ....................            286
                                                                   ------------
                   TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT          44,846,197
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--2.40%
         70      * Agilent Technologies, Inc ...................          1,369
      2,760        Bausch & Lomb, Inc ..........................        103,500
     13,500        Becton Dickinson & Co .......................        524,475
     74,500      * Boston Scientific Corp ......................      4,551,950
      8,100        Eastman Kodak Co ............................        221,535
         36      * KLA-Tencor Corp .............................          1,674
     14,800        Medtronic, Inc ..............................        709,956
      8,300        PerkinElmer, Inc ............................        114,623
      8,702        Raytheon Co .................................        285,774
         36        Rockwell Automation, Inc ....................            858
     60,907      * St. Jude Medical, Inc .......................      3,502,153
      1,800        Synthes-Stratec, Inc ........................      1,292,976
         43      * Tektronix, Inc ..............................            929
     11,800      * Teradyne, Inc ...............................        204,258
      3,271      * Thermo Electron Corp ........................         68,756
                                                                   ------------
                   TOTAL INSTRUMENTS AND RELATED PRODUCTS            11,584,786
                                                                   ------------
 INSURANCE AGENTS, BROKERS AND SERVICES--0.10%
     20,835        AON Corp ....................................        501,707
                                                                   ------------
                   TOTAL INSURANCE AGENTS, BROKERS AND SERVICES         501,707
                                                                   ------------
 INSURANCE CARRIERS--6.22%
     14,700        ACE Ltd .....................................        504,063
    103,883        Aetna, Inc ..................................      6,253,757
    134,559        American International Group, Inc ...........      7,424,966
      7,300      * Anthem, Inc .................................        563,195
      9,055        Chubb Corp ..................................        543,300
      7,863        Cigna Corp ..................................        369,089
         13     b* Conseco, Inc ................................              0
     14,809        Hartford Financial Services Group, Inc ......        745,781
     10,208      * Humana, Inc .................................        154,141
      4,100        Jefferson-Pilot Corp ........................        169,986
      9,869        Lincoln National Corp .......................        351,632
      9,800        Loews Corp ..................................        463,442
      7,578        MBIA, Inc ...................................        369,428
      5,608        MGIC Investment Corp ........................        261,557
    137,971        Safeco Corp .................................      4,867,617
     38,694        St. Paul Cos, Inc ...........................      1,412,718
    338,927        Travelers Property Casualty Corp (Class B) ..      5,344,879
     13,372        UnumProvident Corp ..........................        179,319
                                                                   ------------
                   TOTAL INSURANCE CARRIERS                          29,978,870
                                                                   ------------
 LEATHER AND LEATHER PRODUCTS--0.48%
     46,739      * Coach, Inc ..................................      2,324,798
                                                                   ------------
                   TOTAL LEATHER AND LEATHER PRODUCTS                 2,324,798
                                                                   ------------
 LUMBER AND WOOD PRODUCTS--0.06%
     14,707        Georgia-Pacific Corp ........................        278,698
                                                                   ------------
                   TOTAL LUMBER AND WOOD PRODUCTS                       278,698
                                                                   ------------
 METAL MINING--0.00%
         26      * Phelps Dodge Corp ...........................            997
                                                                   ------------
                   TOTAL METAL MINING                                       997
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.04%
     11,909        Hasbro, Inc .................................        208,288
                                                                   ------------
                   TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         208,288
                                                                   ------------
 MISCELLANEOUS RETAIL--0.56%
     17,303        CVS Corp ....................................        485,003
     17,100      * eBay, Inc ...................................      1,781,478
      8,700      * Office Depot, Inc ...........................        126,237
      3,516        Tiffany & Co ................................        114,903
     14,515      * Toys "R" Us, Inc ............................     175,921.80
                                                                   ------------
                   TOTAL MISCELLANEOUS RETAIL                         2,683,543
                                                                   ------------
 MOTION PICTURES--0.47%
    113,700        Walt Disney Co ..............................      2,245,575
                                                                   ------------
                   TOTAL MOTION PICTURES                              2,245,575
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--4.31%
    177,589        American Express Co .........................      7,424,996
      6,800        Capital One Financial Corp ..................        334,424
    137,959        Fannie Mae ..................................      9,303,955
     22,500        Freddie Mac .................................      1,142,325
    122,018        MBNA Corp ...................................      2,542,855
                                                                   ------------
                   TOTAL NONDEPOSITORY INSTITUTIONS                  20,748,555
                                                                   ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
      5,398        Vulcan Materials Co .........................        200,104
                                                                   ------------
                   TOTAL NONMETALLIC MINERALS, EXCEPT FUELS             200,104
                                                                   ------------
 OIL AND GAS EXTRACTION--1.65%
     12,848        Anadarko Petroleum Corp .....................        571,351
     34,078        Apache Corp .................................      2,217,115
     45,934        Burlington Resources, Inc ...................      2,483,651
      1,254        Kerr-McGee Corp .............................         56,179
     19,100        Marathon Oil Corp ...........................        503,285
      7,100      * Noble Corp ..................................        243,530
     22,816        Schlumberger Ltd ............................      1,085,357
     17,100      * Transocean, Inc .............................        375,687
     13,787        Unocal Corp .................................        395,549
                                                                   ------------
                   TOTAL OIL AND GAS EXTRACTION                       7,931,704
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.33%
      2,800        Bemis Co ....................................        131,040
      2,100        Boise Cascade Corp ..........................         50,190
     27,202        Kimberly-Clark Corp .........................      1,418,312
         26        MeadWestvaco Corp ...........................            642
         63        Temple-Inland, Inc ..........................          2,703
                                                                   ------------
                   TOTAL PAPER AND ALLIED PRODUCTS                    1,602,887
                                                                   ------------
 PERSONAL SERVICES--0.04%
      4,800        Cintas Corp .................................        170,112
         81        H & R Block, Inc ............................          3,503
                                                                   ------------
                   TOTAL PERSONAL SERVICES                              173,615
                                                                   ------------
 PETROLEUM AND COAL PRODUCTS--3.93%
      3,956        Amerada Hess Corp ...........................        194,556
      4,514        Ashland, Inc ................................        138,490
     23,462        ChevronTexaco Corp ..........................      1,693,956
      1,900        ConocoPhillips ..............................        104,120
    467,382        ExxonMobil Corp .............................     16,783,688
                                                                   ------------
                   TOTAL PETROLEUM AND COAL PRODUCTS                 18,914,810
                                                                   ------------
 PRIMARY METAL INDUSTRIES--0.31%
     44,755        Alcoa, Inc ..................................      1,141,253
      5,312        Allegheny Technologies, Inc .................         35,059
      2,078      * Andrew Corp .................................         19,118
      6,751        Engelhard Corp ..............................        167,222
      2,855        United States Steel Corp ....................         46,736
      5,512        Worthington Industries, Inc .................         73,861
                                                                   ------------
                   TOTAL PRIMARY METAL INDUSTRIES                     1,483,249
                                                                   ------------
 PRINTING AND PUBLISHING--0.19%
      4,800        Dow Jones & Co, Inc .........................        206,544
     26,585        R.R. Donnelley & Sons Co ....................        694,932
          2        Tribune Co ..................................             97
                                                                   ------------
                   TOTAL PRINTING AND PUBLISHING                        901,573
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

26  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - GROWTH & INCOME FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 RAILROAD TRANSPORTATION--0.25%
     15,549        Burlington Northern Santa Fe Corp ...........   $    442,214
     12,266        CSX Corp ....................................        369,084
     20,660        Norfolk Southern Corp .......................        396,672
                                                                   ------------
                   TOTAL RAILROAD TRANSPORTATION                      1,207,970
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.26%
      1,511        Cooper Tire & Rubber Co .....................         26,578
      9,719      * Goodyear Tire & Rubber Co ...................         51,025
     13,000        Nike, Inc (Class B) .........................        695,370
         68      * Sealed Air Corp .............................          3,241
     32,300        Tupperware Corp .............................        463,828
                                                                   ------------
                   TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS    1,240,042
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--0.92%
     25,571        Goldman Sachs Group, Inc ....................      2,141,571
      8,741        Janus Capital Group, Inc ....................        143,352
     46,951        Morgan Stanley ..............................      2,007,155
      4,298        T Rowe Price Group, Inc .....................        162,250
                                                                   ------------
                   TOTAL SECURITY AND COMMODITY BROKERS               4,454,328
                                                                   ------------
 TOBACCO PRODUCTS--0.07%
         47        Altria Group, Inc ...........................          2,136
      9,365        UST, Inc ....................................        328,056
                                                                   ------------
                   TOTAL TOBACCO PRODUCTS                               330,192
                                                                   ------------
 TRANSPORTATION BY AIR--0.20%
      8,164      * AMR Corp ....................................         89,804
      7,600        Delta Air Lines, Inc ........................        111,568
     43,237        Southwest Airlines Co .......................        743,676
                                                                   ------------
                   TOTAL TRANSPORTATION BY AIR                          945,048
                                                                   ------------
 TRANSPORTATION EQUIPMENT--3.00%
    151,001        Autoliv, Inc ................................      4,089,107
     45,096        Boeing Co ...................................      1,547,695
      9,523        Brunswick Corp ..............................        238,265
     30,900        Delphi Corp .................................        266,667
        700        General Dynamics Corp .......................         50,750
      2,167        General Motors Corp .........................         78,012
      8,505        Genuine Parts Co ............................        272,245
      9,399        Goodrich Corp ...............................        197,379
      1,400        Harley-Davidson, Inc ........................         55,804
     44,877        Honeywell International, Inc ................      1,204,947
     24,300        Lockheed Martin Corp ........................      1,155,951
    394,000        Nissan Motor Co Ltd .........................      3,766,912
      9,683        Northrop Grumman Corp .......................        835,546
         62        Paccar, Inc .................................          4,180
      6,652        Textron, Inc ................................        259,561
      6,001        United Technologies Corp ....................        425,051
         94        Visteon Corp ................................            646
                                                                   ------------
                   TOTAL TRANSPORTATION EQUIPMENT                    14,448,718
                                                                   ------------
 TRANSPORTATION SERVICES--0.04%
      7,513        Sabre Holdings Corp .........................        185,195
                                                                   ------------
                   TOTAL TRANSPORTATION SERVICES                        185,195
                                                                   ------------
 TRUCKING AND WAREHOUSING--1.64%
    124,167        United Parcel Service, Inc (Class B) ........      7,909,438
                                                                   ------------
                   TOTAL TRUCKING AND WAREHOUSING                     7,909,438
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--1.32%
    119,244        Johnson & Johnson ...........................      6,164,915
      4,746        W.W. Grainger, Inc ..........................        221,923
                                                                   ------------
                   TOTAL WHOLESALE TRADE-DURABLE GOODS                6,386,838
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.30%
      6,500        AmerisourceBergen Corp ......................        450,775
      3,137        Brown-Forman Corp (Class B) .................        246,631
     15,498        McKesson Corp ...............................        553,899

 WHOLESALE TRADE-NONDURABLE GOODS--(CONTINUED)
      8,200        Supervalu, Inc ..............................        174,821
                                                                   ------------
                   TOTAL WHOLESALE TRADE-NONDURABLE GOODS             1,426,126
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $479,646,977)                            481,804,683
                                                                   ------------
                   TOTAL PORTFOLIO--100.01%
                     (COST $479,649,906)                            481,807,886

                   OTHER ASSETS & LIABILITIES, NET--(0.01%)             (25,090)
                                                                   ------------
                   NET ASSETS--100.00%                             $481,782,796
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  27

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE         %
--------------------------------------------------------------------------------
PREFERRED STOCK:
Electric, Gas, and Sanitary Services ..................  $        420     0.00%
                                                                        ------
TOTAL PREFERRED STOCK (COST $384) .....................           420     0.00
                                                                        ------
COMMON STOCK:
Agricultural Production-Crops .........................        29,357     0.01
Agricultural Production-Livestock .....................         2,070     0.00
Agricultural Services .................................        16,517     0.01
Amusement and Recreation Services .....................       340,858     0.12
Apparel and Accessory Stores ..........................     1,456,441     0.52
Apparel and Other Textile Products ....................       414,547     0.15
Auto Repair, Services and Parking .....................        65,044     0.02
Automotive Dealers and Service Stations ...............       457,263     0.16
Building Materials and Garden Supplies ................     3,090,921     1.11
Business Services .....................................    20,704,438     7.40
Chemicals and Allied Products .........................    34,728,088    12.42
Coal Mining ...........................................        91,733     0.03
Communications ........................................    15,415,090     5.51
Depository Institutions ...............................    29,257,298    10.46
Eating and Drinking Places ............................     1,881,794     0.67
Educational Services ..................................       526,448     0.19
Electric, Gas, and Sanitary Services ..................     9,773,043     3.49
Electronic and Other Electric Equipment ...............    20,196,634     7.22
Engineering and Management Services ...................     2,169,555     0.78
Environmental Quality and Housing .....................            58     0.00
Fabricated Metal Products .............................     1,565,929     0.56
Food and Kindred Products .............................     9,758,015     3.49
Food Stores ...........................................     1,198,240     0.43
Forestry ..............................................       319,896     0.11
Furniture and Fixtures ................................       876,290     0.31
Furniture and Homefurnishings Stores ..................     1,015,212     0.36
General Building Contractors ..........................       797,153     0.29
General Merchandise Stores ............................     7,003,282     2.50
Health Services .......................................     1,913,766     0.68
Heavy Construction, Except Building ...................        35,098     0.01
Holding and Other Investment Offices ..................     6,074,052     2.17
Hotels and Other Lodging Places .......................       729,634     0.26
Industrial Machinery and Equipment ....................    18,561,705     6.64
Instruments and Related Products ......................     7,654,236     2.74
Insurance Agents, Brokers and Services ................     1,076,694     0.39
Insurance Carriers ....................................    12,471,841     4.46
Justice, Public Order and Safety ......................         1,371     0.00
Leather and Leather Products ..........................       215,147     0.08
Legal Services ........................................         4,244     0.00
Lumber and Wood Products ..............................       211,215     0.08
Metal Mining ..........................................       494,292     0.18
Miscellaneous Manufacturing Industries ................       456,553     0.16
Miscellaneous Retail ..................................     3,006,783     1.08
Motion Pictures .......................................     2,020,406     0.72
Nondepository Institutions ............................     5,994,534     2.14
Nonmetallic Minerals, Except Fuels ....................       100,702     0.04
Oil and Gas Extraction ................................     3,823,138     1.37
Paper and Allied Products .............................     1,841,057     0.66
Personal Services .....................................       478,886     0.17
Petroleum and Coal Products ...........................    10,108,431     3.61
Primary Metal Industries ..............................     1,138,142     0.41
Printing and Publishing ...............................     2,235,528     0.80
Railroad Transportation ...............................     1,109,893     0.40
Real Estate ...........................................       168,658     0.06
Rubber and Miscellaneous Plastic Products .............       527,775     0.19
Security and Commodity Brokers ........................     5,153,389     1.84
Social Services .......................................        10,672     0.00
Special Trade Contractors .............................        84,316     0.03
Stone, Clay, and Glass Products .......................       449,125     0.16
Textile Mill Products .................................        96,542     0.04
Tobacco Products ......................................     2,767,658     0.99
Transportation By Air .................................     1,173,783     0.42
Transportation Equipment ..............................     6,482,938     2.32
Transportation Services ...............................       385,467     0.14
Trucking and Warehousing ..............................     1,059,603     0.38
Water Transportation ..................................        72,937     0.03
Wholesale Trade-Durable Goods .........................     5,016,254     1.79
Wholesale Trade-Nondurable Goods ......................     2,373,347     0.85
                                                         ------------   ------
TOTAL COMMON STOCK (COST $288,308,147) ................   270,731,026    96.81
                                                         ------------   ------
TOTAL TIAA-CREF MUTUAL FUND (COST $7,915,114) .........     8,389,031     3.00
                                                         ------------   ------
SHORT TERM INVESTMENT
U.S. Government and Agency ............................     1,329,967     0.48
                                                         ------------   ------
TOTAL SHORT TERM INVESTMENT (COST $1,329,967) .........     1,329,967     0.48
                                                         ------------   ------
TOTAL PORTFOLIO (COST $297,553,612) ...................   280,450,444   100.29
OTHER ASSETS & LIABILITIES, NET .......................      (818,012)   (0.29)
                                                         ------------   ------
NET ASSETS ............................................  $279,632,432   100.00%
                                                         ============   ======


   SHARES                                                              VALUE
   ------                                                              -----
PREFERRED STOCK--0.00%
 ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
        189      * NiSource, Inc (Sails) .......................   $        420
                                                                   ------------
                   TOTAL ELECTRIC, GAS, AND SANITARY SERVICES               420
                                                                   ------------
                   TOTAL PREFERRED STOCK
                     (COST $384)                                            420
                                                                   ------------
COMMON STOCK--96.81%
 AGRICULTURAL PRODUCTION-CROPS--0.01%
        200        Alico, Inc ..................................          4,938
      1,045        Delta & Pine Land Co ........................         22,969
        394      * Seminis, Inc (Class A) ......................          1,450
                                                                   ------------
                   TOTAL AGRICULTURAL PRODUCTION-CROPS                   29,357
                                                                   ------------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.00%
         10        Seaboard Corp ...............................          2,070
                                                                   ------------
                   TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK                2,070
                                                                   ------------
 AGRICULTURAL SERVICES--0.01%
        844      * VCA Antech, Inc .............................         16,517
                                                                   ------------
                   TOTAL AGRICULTURAL SERVICES                           16,517
                                                                   ------------
 AMUSEMENT AND RECREATION SERVICES--0.12%
      1,325      * Alliance Gaming Corp ........................         25,056
        641      * Argosy Gaming Co ............................         13,403
        950      * Aztar Corp ..................................         15,305
        790      * Bally Total Fitness Holding Corp ............          7,134
        273        Churchill Downs, Inc ........................         10,459
        305        Dover Downs Gaming & Entertainment, Inc .....          2,821
        151        Dover Motorsport, Inc .......................            619
        568      * Gaylord Entertainment Co ....................         11,116
      2,963      * Harrah's Entertainment, Inc .................        119,231
        679        International Speedway Corp (Class A) .......         26,827
        243      * Isle of Capri Casinos, Inc ..................          4,017
      1,100      * Magna Entertainment Corp (Class A) ..........          5,500
      1,000      * MTR Gaming Group, Inc .......................          7,720
        285      * Multimedia Games, Inc .......................          7,268
        750      * Penn National Gaming, Inc ...................         15,413
      2,074      * Six Flags, Inc ..............................         14,062
        587        Speedway Motorsports, Inc ...................         15,732
        872      * Station Casinos, Inc ........................         22,018
        886      * WMS Industries, Inc .........................         13,813
        325        World Wrestling Federation Entertainment, Inc          3,344
                                                                   ------------
                   TOTAL AMUSEMENT AND RECREATION SERVICES              340,858
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

28  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 APPAREL AND ACCESSORY STORES--0.52%
      2,454      * Abercrombie & Fitch Co (Class A) ............   $     69,718
        171      * Aeropostale, Inc ............................          3,673
      1,417      * American Eagle Outfitters, Inc ..............         25,676
      1,112      * AnnTaylor Stores Corp .......................         32,192
        110      * Bebe Stores, Inc ............................          2,104
        100      * Buckle, Inc .................................          1,923
        444        Burlington Coat Factory Warehouse Corp ......          7,948
        457        Cato Corp (Class A) .........................          9,634
        152      * Charlotte Russe Holding, Inc ................          1,569
      3,171      * Charming Shoppes, Inc .......................         15,760
      2,340      * Chico's FAS, Inc ............................         49,257
        217      * Children's Place Retail Stores, Inc .........          4,310
        622      * Christopher & Banks Corp ....................         23,008
      1,256        Claire's Stores, Inc ........................         31,852
         58        Deb Shops, Inc ..............................          1,090
        618      * Dress Barn, Inc .............................          7,830
        600      * Finish Line, Inc (Class A) ..................         13,326
      3,596        Foot Locker, Inc ............................         47,647
      1,033      * Footstar, Inc ...............................         13,429
     16,723        Gap, Inc ....................................        313,723
        646      * Genesco, Inc ................................         11,434
        216        Goody's Family Clothing, Inc ................          1,868
        510      * Gymboree Corp ...............................          8,558
        844      * Hot Topic, Inc ..............................         22,712
        119      * Jos A. Bank Clothiers, Inc ..................          3,978
     11,573        Limited Brands, Inc .........................        179,382
        100      * Mothers Work, Inc ...........................          2,677
      2,403        Nordstrom, Inc ..............................         46,907
        333        Oshkosh B'gosh, Inc (Class A) ...............          8,991
      1,306      * Pacific Sunwear of California, Inc ..........         31,462
      1,721      * Payless Shoesource, Inc .....................         21,513
      2,083        Ross Stores, Inc ............................         89,027
         98      * Shoe Carnival, Inc ..........................          1,446
        473      * Stage Stores, Inc ...........................         11,116
        646        Talbots, Inc ................................         19,025
     14,587        TJX Cos, Inc ................................        274,819
        963      * Too, Inc ....................................         19,501
        330      * Urban Outfitters, Inc .......................         11,847
      1,291      * Wet Seal, Inc (Class A) .....................         13,788
        100      * Wilsons The Leather Experts, Inc ............            721
                                                                   ------------
                   TOTAL APPAREL AND ACCESSORY STORES                 1,456,441
                                                                   ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.15%
        270      * Collins & Aikman Corp .......................            797
        371      * Columbia Sportswear Co ......................         19,073
        543      * DHB Industries, Inc .........................          2,221
        203      * Guess?, Inc .................................          1,218
      3,314      * Jones Apparel Group, Inc ....................         96,968
        705        Kellwood Co .................................         22,299
      2,860        Liz Claiborne, Inc ..........................        100,815
        917      * Nautica Enterprises, Inc ....................         11,765
        155        Oxford Industries, Inc ......................          6,436
        685        Phillips-Van Heusen Corp ....................          9,337
      1,121        Polo Ralph Lauren Corp ......................         28,911
      1,457      * Quiksilver, Inc .............................         24,026
      2,313        VF Corp .....................................         78,573
        900      * Warnaco Group, Inc ..........................         12,105
        140     b* Westpoint Stevens, Inc ......................              3
                                                                   ------------
                   TOTAL APPAREL AND OTHER TEXTILE PRODUCTS             414,547
                                                                   ------------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
        132     b* Amerco, Inc .................................            940
        346        Central Parking Corp ........................          4,277
        891      * Dollar Thrifty Automotive Group, Inc ........         16,528
        130      * Midas, Inc ..................................          1,576
         73      * Monro Muffler Brake, Inc ....................          2,063
      1,548        Ryder System, Inc ...........................         39,660
                                                                   ------------
                   TOTAL AUTO REPAIR, SERVICES AND PARKING               65,044
                                                                   ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.16%
        692      * Advance Auto Parts ..........................         42,143
        109      * America's Car Mart, Inc .....................          1,993
      4,622      * Autonation, Inc .............................         72,658
      1,731      * Autozone, Inc ...............................        131,504
      2,864      * Carmax, Inc .................................         86,350
      2,357      * Copart, Inc .................................         22,274
        892      * CSK Auto Corp ...............................         12,889
        457      * Group 1 Automotive, Inc .....................         14,811
        500      * Lithia Motors, Inc (Class A) ................          8,085
        100      * MarineMax, Inc ..............................          1,400
      1,028      * O'Reilly Automotive, Inc ....................         34,325
        900      * Sonic Automotive, Inc .......................         19,719
        305      * United Auto Group, Inc ......................          6,643
        141      * West Marine, Inc ............................          2,469
                                                                   ------------
                   TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS        457,263
                                                                   ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.11%
        200        Building Materials Holding Corp .............          2,962
        395      * Central Garden & Pet Co .....................          9,421
      1,510        Fastenal Co .................................         51,249
     63,271        Home Depot, Inc .............................      2,095,536
      3,201      * Louisiana-Pacific Corp ......................         34,699
     20,886        Lowe's Cos ..................................        897,054
                                                                   ------------
                   TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       3,090,921
                                                                   ------------
 BUSINESS SERVICES--7.40%
      9,499      * 3Com Corp ...................................         44,455
        367        Aaron Rents, Inc ............................          9,469
      1,217        ABM Industries, Inc .........................         18,742
        942      * ActivCard Corp ..............................          8,855
      2,098      * Activision, Inc .............................         27,106
      2,173      * Acxiom Corp .................................         32,791
        262      * Administaff, Inc ............................          2,699
      6,470        Adobe Systems, Inc ..........................        207,493
        794      * Advent Software, Inc ........................         13,427
        559      * Advo, Inc ...................................         24,820
      3,000      * Aether Systems, Inc .........................         14,700
      2,628      * Affiliated Computer Services, Inc (Class A) .        120,178
        800      * Agile Software Corp .........................          7,720
      4,920      * Akamai Technologies, Inc ....................         23,911
      1,619      * Alliance Data Systems Corp ..................         37,885
        229      * Altiris, Inc ................................          4,591
        915      * American Management Systems, Inc ............         13,066
        191      * AMN Healthcare Services, Inc ................          2,426
        174      * Ansoft Corp .................................          1,848
        600      * Ansys, Inc ..................................         18,660
        305      * Anteon International Corp ...................          8,513
    115,295      * AOL Time Warner, Inc ........................      1,855,097
        100      * APAC Customer Services, Inc .................            255
      2,600      * Aquantive, Inc ..............................         27,300
        799      * Arbitron, Inc ...............................         28,524
      6,400      * Ariba, Inc ..................................         19,008
      1,200      * Armor Holdings, Inc .........................         16,080
      1,637      * Ascential Software Corp .....................         26,912
        798      * Asiainfo Holdings, Inc ......................          6,544
        900      * Ask Jeeves, Inc .............................         12,375
      3,079      * Aspect Communications Corp ..................         11,916
      2,395      * Aspen Technology, Inc .......................         11,496
        698      * At Road, Inc ................................          7,622
        100      * Atari, Inc ..................................            445
        750      * Autobytel, Inc ..............................          4,680
      2,814        Autodesk, Inc ...............................         45,474
     16,694        Automatic Data Processing, Inc ..............        565,259
        151      * Bankrate, Inc ...............................          1,830
        366      * Barra, Inc ..................................         13,066

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  29

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 BUSINESS SERVICES--(CONTINUED)
      9,735      * BEA Systems, Inc ............................   $    105,722
      2,907      * Bisys Group, Inc ............................         53,402
      6,270      * BMC Software, Inc ...........................        102,389
      1,500      * Borland Software Corp .......................         14,655
        479        Brady Corp (Class A) ........................         15,975
      1,480        Brink's Co ..................................         21,564
        689      * Broadvision, Inc ............................          3,920
      6,366      * Brocade Communications Systems, Inc .........         37,496
        745      * CACI International, Inc (Class A) ...........         25,554
      6,917      * Cadence Design Systems, Inc .................         83,419
      1,041      * Catalina Marketing Corp .....................         18,374
        694      * CCC Information Services Group, Inc .........         10,063
        162      * CDI Corp ....................................          4,206
     27,690      * Cendant Corp ................................        507,281
      4,221      * Ceridian Corp ...............................         71,630
        731      * Cerner Corp .................................         16,776
      1,558      * Certegy, Inc ................................         43,235
      1,740      * Checkfree Corp ..............................         48,442
      2,363      * ChoicePoint, Inc ............................         81,571
      1,170      * Ciber, Inc ..................................          8,213
      4,357      * Citrix Systems, Inc .........................         88,709
      9,912      * CMGI, Inc ...................................         16,553
      3,799      * CNET Networks, Inc ..........................         23,668
      1,653      * Cognizant Technology Solutions Corp .........         40,283
     12,293        Computer Associates International, Inc ......        273,888
        429      * Computer Horizons Corp ......................          1,948
        167        Computer Programs & Systems, Inc ............          3,342
      4,736      * Computer Sciences Corp ......................        180,536
      8,271      * Compuware Corp ..............................         47,724
        217      * Concord Communications, Inc .................          2,979
        615      * Concur Technologies, Inc ....................          6,193
      4,438      * Convergys Corp ..............................         71,008
        485      * CoStar Group, Inc ...........................         14,482
      1,733      * CSG Systems International, Inc ..............         24,487
        274      * Cyberguard Corp .............................          1,945
      2,022      * D&B Corp ....................................         83,104
        160      * Datastream Systems, Inc .....................          1,694
      1,776        Deluxe Corp .................................         79,565
        704      * Dendrite International, Inc .................          9,068
        100      * Digimarc Corp ...............................          1,570
        800      * Digital Insight Corp ........................         15,240
        766      * Digital River, Inc ..........................         14,784
        944      * Digitalthink, Inc ...........................          2,974
      1,310      * Documentum, Inc .............................         25,768
      2,927      * DoubleClick, Inc ............................         27,075
      3,239      * DST Systems, Inc ............................        123,082
      1,500      * E.piphany, Inc ..............................          7,665
      3,411      * Earthlink, Inc ..............................         26,913
        570      * Echelon Corp ................................          7,849
        774      * Eclipsys Corp ...............................          8,081
        313      * eCollege.com, Inc ...........................          3,593
      1,052      * eFunds Corp .................................         12,130
        154      * Electro Rent Corp ...........................          1,660
      3,203      * Electronic Arts, Inc ........................        236,990
     12,961        Electronic Data Systems Corp ................        278,013
        100      * Embarcadero Technologies, Inc ...............            700
      7,222      * Enterasys Networks, Inc .....................         21,883
        560      * Entrust, Inc ................................          1,646
        350      * EPIQ Systems, Inc ...........................          6,010
      4,017        Equifax, Inc ................................        104,442
        632      * eSpeed, Inc (Class A) .......................         12,488
         38      * Expedia, Inc Wts 02/04/09 ...................          2,073
      2,903      * Extreme Networks, Inc .......................         15,386
        900      * F5 Networks, Inc ............................         15,165
        535        Factset Research Systems, Inc ...............         23,567
      1,211        Fair Isaac Corp .............................         62,306
        243      * Fidelity National Information Solutions, Inc           6,337
        789      * Filenet Corp ................................         14,234
        298      * FindWhat.com ................................          5,605
     20,601        First Data Corp .............................        853,705
      5,163      * Fiserv, Inc .................................        183,854
        994      * Freemarkets, Inc ............................          6,918
        560      * Gerber Scientific, Inc ......................          3,730
        743      * Getty Images, Inc ...........................         30,686
        368        Gevity HR, Inc ..............................          4,350
          4        Grey Global Group, Inc ......................          3,090
        242      * Group 1 Software, Inc .......................          4,436
        219      * GSI Commerce, Inc ...........................          1,463
      1,484        GTECH Holdings Corp .........................         55,873
      1,141      * Harris Interactive, Inc .....................          7,519
        226      * Healthcare Services Group ...................          3,248
        247      * Heidrick & Struggles International, Inc .....          3,117
      1,702        Henry (Jack) & Associates, Inc ..............         30,279
        500      * Homestore, Inc ..............................            885
        150      * Hudson Highland Group, Inc ..................          2,852
      1,021      * Hyperion Solutions Corp .....................         34,469
      5,414      * i2 Technologies, Inc ........................          5,468
        891      * iDine Rewards Network, Inc ..................         12,242
        453      * IDX Systems Corp ............................          7,031
        981        Imation Corp ................................         37,101
      6,984        IMS Health, Inc .............................        125,642
      1,584      * Informatica Corp ............................         10,945
        700      * Infospace, Inc ..............................          9,499
        485      * infoUSA, Inc ................................          3,929
        300      * Integral Systems, Inc .......................          5,964
        861      * Interactive Data Corp .......................         14,551
      1,063      * Intergraph Corp .............................         22,855
      1,456      * Interland, Inc ..............................          1,427
      1,031      * Internet Security Systems, Inc ..............         14,939
         77        Interpool, Inc ..............................          1,264
     10,249      * Interpublic Group of Cos, Inc ...............        137,132
      4,100      * Interwoven, Inc .............................          9,102
        388      * Intrado, Inc ................................          6,127
      5,107      * Intuit, Inc .................................        227,415
        148      * iPayment, Inc ...............................          3,552
      1,746      * Iron Mountain, Inc ..........................         64,759
      2,443      * J.D. Edwards & Co ...........................         35,008
        844      * JDA Software Group, Inc .....................          9,444
      8,968      * Juniper Networks, Inc .......................        110,934
        619      * Kana Software, Inc ..........................          1,876
      1,289      * Keane, Inc ..................................         17,569
        567        Kelly Services, Inc (Class A) ...............         13,296
        700      * Keynote Systems, Inc ........................          7,336
        889      * KFX, Inc ....................................          3,449
        983      * Korn/Ferry International ....................          7,962
        943      * Kroll, Inc ..................................         25,518
        516      * Kronos, Inc .................................         26,218
        534      * Labor Ready, Inc ............................          3,829
      2,080      * Lamar Advertising Co ........................         73,237
      2,952      * Legato Systems, Inc .........................         24,767
        450      * LendingTree, Inc ............................         11,016
      1,166      * Liberate Technologies .......................          3,475
        606      * Lionbridge Technologies .....................          3,085
      3,200      * Looksmart Ltd ...............................          9,056
      1,670      * Macromedia, Inc .............................         35,137
      1,286      * Macrovision Corp ............................         25,617
        353      * Magma Design Automation, Inc ................          6,054
        440      * Manhattan Associates, Inc ...................         11,427
      1,964        Manpower, Inc ...............................         72,845

                        SEE NOTES TO FINANCIAL STATEMENTS

30   TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 BUSINESS SERVICES--(CONTINUED)
         98      * Mantech International Corp (Class A) ........     $    1,880
      3,554      * Manugistics Group, Inc ......................         14,607
        300      * MAPICS, Inc .................................          2,460
        160      * Marketwatch.com, Inc ........................          1,338
      1,155      * Matrixone, Inc ..............................          6,630
        134        McGrath RentCorp ............................          3,583
        106      * Medical Staffing Network Holdings, Inc ......            742
        148      * MedQuist, Inc ...............................          2,996
        200      * Memberworks, Inc ............................          3,950
      1,842      * Mentor Graphics Corp ........................         26,672
      2,009      * Mercury Interactive Corp ....................         77,567
      2,358      * Micromuse, Inc ..............................         18,840
    240,197        Microsoft Corp ..............................      6,151,445
        300      * MicroStrategy, Inc ..........................         10,929
        311      * Midway Games, Inc ...........................          1,129
      2,004      * Monster Worldwide, Inc ......................         39,539
      3,085      * MPS Group, Inc ..............................         21,225
        204      * MRO Software, Inc ...........................          1,761
        649      * MSC.Software Corp ...........................          4,374
        791      * National Instruments Corp ...................         29,884
        103      * National Processing, Inc ....................          1,656
        345      * NCO Group, Inc ..............................          6,179
      2,199      * NCR Corp ....................................         56,338
        828        NDCHealth Corp ..............................         15,194
        200      * Neoforma, Inc ...............................          2,184
        374      * Neoware Systems, Inc ........................          5,737
        687      * Netegrity, Inc ..............................          4,012
      1,440      * NETIQ Corp ..................................         22,262
        271      * Netratings, Inc .............................          2,477
        100      * Netscout Systems, Inc .......................            537
      1,500      * NetScreen Technologies, Inc .................         33,825
      3,891      * Network Associates, Inc .....................         49,338
        608      * Network Equipment Technologies, Inc .........          5,119
      9,482      * Novell, Inc .................................         29,205
        241      * Nuance Communications, Inc ..................          1,301
        300      * NYFIX, Inc ..................................          1,905
      5,023        Omnicom Group, Inc ..........................        360,149
      4,027      * Openwave Systems, Inc .......................          7,853
        100      * Opnet Technologies, Inc .....................          1,219
      1,284      * Opsware, Inc ................................          5,162
    106,605      * Oracle Corp .................................      1,281,392
      1,498      * Overture Services, Inc ......................         27,159
        800      * Packeteer, Inc ..............................         12,456
      7,896      * Parametric Technology Corp ..................         24,083
        700      * PC-Tel, Inc .................................          8,302
        388      * PDF Solutions, Inc ..........................          4,481
        122      * PDI, Inc ....................................          1,240
         93      * PEC Solutions, Inc ..........................          1,497
        666      * Pegasus Solutions, Inc ......................         10,823
        361      * Penton Media, Inc ...........................            213
      7,566      * Peoplesoft, Inc .............................        133,086
      1,693      * Perot Systems Corp (Class A) ................         19,232
        545      * Pixar, Inc ..................................         33,158
      3,345      * Portal Software, Inc ........................          6,690
        617      * Progress Software Corp ......................         12,790
        996      * Pumatech, Inc ...............................          3,386
        371      * Quadramed Corp ..............................            631
         88      * Quality Systems, Inc ........................          2,431
        785      * Quest Software, Inc .........................          9,342
        790      * R.H. Donnelley Corp .........................         28,811
        457      * Radiant Systems, Inc ........................          3,080
        438      * Radisys Corp ................................          5,782
      1,284      * Raindance Communications, Inc ...............          3,197
      2,043      * RealNetworks, Inc ...........................         13,852
      3,355      * Red Hat, Inc ................................         25,397
      1,540      * Redback Networks, Inc .......................          1,386
      1,300      * Register.com, Inc ...........................          7,618
        200      * Renaissance Learning, Inc ...................          4,380
        864      * Rent-A-Center, Inc ..........................         65,500
        663      * Rent-Way, Inc ...............................          3,083
      1,714      * Retek, Inc ..................................         10,970
      1,743        Reynolds & Reynolds Co (Class A) ............         49,780
      4,204      * Robert Half International, Inc ..............         79,624
        646        Rollins, Inc ................................         12,177
        296      * Roxio, Inc ..................................          1,980
      1,254      * RSA Security, Inc ...........................         13,481
      2,656      * S1 Corp .....................................         10,730
        230      * SafeNet, Inc ................................          6,435
        696      * SAFLINK Corp ................................          4,524
        148      * Sanchez Computer Associates, Inc ............            770
      1,000      * Sapient Corp ................................          2,770
        712      * Scansoft, Inc ...............................          3,866
        858      * Secure Computing Corp .......................          7,490
        356      * Seebeyond Technology Corp ...................            822
        349      * Serena Software, Inc ........................          7,287
     10,830      * Siebel Systems, Inc .........................        103,318
        327      * SM&A ........................................          3,715
        500      * Sohu.com, Inc ...............................         17,080
      1,087     b* SONICblue, Inc ..............................              5
      2,500      * SonicWALL, Inc ..............................         12,000
      1,568      * Sotheby's Holdings, Inc (Class A) ...........         11,666
        311      * Source Interlink Cos, Inc ...................          2,360
        260      * SpeechWorks International, Inc ..............          1,222
      1,306      * Spherion Corp ...............................          9,077
        330      * SPSS, Inc ...................................          5,524
        228      * SRA International, Inc (Class A) ............          7,296
        300      * SS&C Technologies, Inc ......................          4,785
        227      * Startek, Inc ................................          5,970
        472      * Stellent, Inc ...............................          2,549
      2,670      * StorageNetworks, Inc ........................          3,711
        124      * Stratasys, Inc ..............................          4,361
     86,741      * Sun Microsystems, Inc .......................        399,009
      7,663      * SunGard Data Systems, Inc ...................        198,548
      2,287      * Sybase, Inc .................................         31,812
        184      * Sykes Enterprises, Inc ......................            900
      3,881      * Symantec Corp ...............................        170,221
      2,033      * Synopsys, Inc ...............................        125,741
        323      * Synplicity, Inc .............................          1,689
         77      * Syntel, Inc .................................          1,211
      1,021      * Systems & Computer Technology Corp ..........          9,189
      1,037      * Take-Two Interactive Software, Inc ..........         29,389
        364        Talx Corp ...................................          8,223
        534      * TeleTech Holdings, Inc ......................          2,259
        341      * TheStreet.com, Inc ..........................          1,603
      1,250      * THQ, Inc ....................................         22,500
      2,326      * TIBCO Software, Inc .........................         11,839
        376      * Tier Technologies, Inc (Class B) ............          2,914
      1,839      * Titan Corp ..................................         18,923
      1,127        Total System Services, Inc ..................         25,132
        466      * TradeStation Group, Inc .....................          4,781
      1,323      * Transaction Systems Architects, Inc (Class A)         11,854
        300      * Trizetto Group, Inc .........................          1,812
        440      * Tyler Technologies, Inc .....................          1,870
      8,203      * Unisys Corp .................................        100,733
        765      * United Online, Inc ..........................         19,385
      1,285      * United Rentals, Inc .........................         17,849
        775      * Universal Compression Holdings, Inc .........         16,167
      1,773      * Valueclick, Inc .............................         10,691
      2,321      * Vastera, Inc ................................         13,856

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  31

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 BUSINESS SERVICES--(CONTINUED)
        600      * Veridian Corp ...............................   $     20,934
      5,634      * VeriSign, Inc ...............................         77,918
     11,051      * Veritas Software Corp .......................        316,832
        522      * Verity, Inc .................................          6,609
      2,631        Viad Corp ...................................         58,908
      6,873      * Vignette Corp ...............................         14,296
        488      * VitalWorks, Inc .............................          1,928
        493      * Vitria Technology, Inc ......................          2,825
        131      * Volt Information Sciences, Inc ..............          1,788
        882      * WatchGuard Technologies, Inc ................          4,057
        713      * WebEx Communications, Inc ...................          9,946
      7,256      * WebMD Corp ..................................         78,582
      1,434      * webMethods, Inc .............................         11,658
        600      * Websense, Inc ...............................          9,396
      2,147      * Westwood One, Inc ...........................         72,848
      1,698      * Wind River Systems, Inc .....................          6,469
     13,346      * Yahoo!, Inc .................................        437,215
                                                                   ------------
                   TOTAL BUSINESS SERVICES                           20,704,438
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--12.42%
     41,964        Abbott Laboratories .........................      1,836,345
      2,336      * Abgenix, Inc ................................         24,505
        400      * Able Laboratories, Inc ......................          7,920
        239        Aceto Corp ..................................          4,445
      1,486      * Adolor Corp .................................         18,233
      6,098        Air Products & Chemicals, Inc ...............        253,677
        646      * Albany Molecular Research, Inc ..............          9,755
        648        Albemarle Corp ..............................         18,125
        994        Alberto-Culver Co (Class B) .................         50,793
        440      * Alexion Pharmaceuticals, Inc ................          7,502
      1,432      * Alkermes, Inc ...............................         15,394
      3,666        Allergan, Inc ...............................        282,649
        704        Alpharma, Inc (Class A) .....................         15,206
        905      * Alteon, Inc .................................          4,389
        400      * American Pharmaceutical Partners, Inc .......         13,560
     32,958      * Amgen, Inc ..................................      2,207,527
      2,492      * Amylin Pharmaceuticals, Inc .................         54,550
      1,668      * Andrx Corp ..................................         33,193
        200      * Aphton Corp .................................          1,648
        530        Arch Chemicals, Inc .........................         10,123
        499      * Arena Pharmaceuticals, Inc ..................          3,313
        941      * Atherogenics, Inc ...........................         14,049
        680      * Atrix Laboratories, Inc .....................         14,953
      1,624      * Avant Immunotherapeutics, Inc ...............          4,840
      2,556        Avery Dennison Corp .........................        128,311
        556      * AVI BioPharma, Inc ..........................          3,408
      6,419        Avon Products, Inc ..........................        399,262
      1,077      * Barr Laboratories, Inc ......................         70,544
        345      * Benthley Pharmaceuticals, Inc ...............          4,537
      3,871      * Biogen, Inc .................................        147,098
      1,702      * BioMarin Pharmaceutical, Inc ................         16,612
        300      * Biopure Corp ................................          1,833
        286      * Biosite, Inc ................................         13,757
        100      * Bone Care International, Inc ................          1,390
        400      * Bradley Pharmaceuticals, Inc ................          6,600
     52,146        Bristol-Myers Squibb Co .....................      1,415,764
      1,571        Cabot Corp ..................................         45,088
        828        Calgon Carbon Corp ..........................          4,761
        463        Cambrex Corp ................................         10,658
        922      * Cell Genesys, Inc ...........................          7,966
      1,000      * Cell Therapeutics, Inc ......................          9,730
      1,333      * Cephalon, Inc ...............................         54,866
      1,354      * Charles River Laboratories International, Inc         43,572
        380      * Chattem, Inc ................................          7,144
      2,546      * Chiron Corp .................................        111,311
      1,046        Church & Dwight Co, Inc .....................         34,236
        385      * Cima Labs, Inc ..............................         10,353
      4,293        Clorox Co ...................................        183,096
     14,671        Colgate-Palmolive Co ........................        850,184
        206      * Collagenex Pharmaceuticals, Inc .............          2,804
        809      * Columbia Laboratories, Inc ..................          9,101
        900      * Connetics Corp ..............................         13,473
      1,019      * Corixa Corp .................................          7,877
      3,135        Crompton Corp ...............................         22,102
        794      * Cubist Pharmaceuticals, Inc .................          8,464
      1,242      * Cytec Industries, Inc .......................         41,980
        105      * DEL Laboratories, Inc .......................          2,468
        212      * Dendreon Corp ...............................          1,259
        584        Diagnostic Products Corp ....................         23,973
      2,538        Dial Corp ...................................         49,364
        300      * Digene Corp .................................          8,169
        758      * Discovery Laboratories, Inc .................          4,821
        279      * Dov Pharmaceutical, Inc .....................          3,209
     24,510        Dow Chemical Co .............................        758,830
     26,703        Du Pont (E.I.) de Nemours & Co ..............      1,111,913
        200      * Durect Corp .................................            482
      2,058        Eastman Chemical Co .........................         65,177
      7,032        Ecolab, Inc .................................        180,019
        562      * Elizabeth Arden, Inc ........................          7,402
        400      * Encysive Pharmaceuticals, Inc ...............          1,920
      1,167      * Enzon, Inc ..................................         14,611
        434      * Eon Labs, Inc ...............................         15,255
        343      * EPIX Medical, Inc ...........................          4,853
        791      * Esperion Therapeutics, Inc ..................         15,496
      2,838        Estee Lauder Cos (Class A) ..................         95,158
        943        Ferro Corp ..................................         21,246
        306      * First Horizon Pharmaceutical ................          1,209
        778      * FMC Corp ....................................         17,606
      8,596      * Forest Laboratories, Inc ....................        470,631
      5,973      * Genentech, Inc ..............................        430,773
      1,261      * Genta, Inc ..................................         16,797
      5,279      * Genzyme Corp (General Division) .............        220,662
        717        Georgia Gulf Corp ...........................         14,197
        795      * Geron Corp ..................................          5,851
      5,359      * Gilead Sciences, Inc ........................        297,853
     27,426        Gillette Co .................................        873,792
      1,259        Great Lakes Chemical Corp ...................         25,684
        621      * GTC Biotherapeutics, Inc ....................          2,130
        587      * Guilford Pharmaceuticals, Inc ...............          2,665
        790        H.B. Fuller Co ..............................         17,396
        118      * Hi-Tech Pharmacal Co, Inc ...................          4,766
        181      * Hollis-Eden Pharmaceuticals .................          2,286
      2,924      * Human Genome Sciences, Inc ..................         37,193
      1,995        ICN Pharmaceuticals, Inc ....................         33,436
      1,408      * ICOS Corp ...................................         51,744
      3,028      * IDEC Pharmaceuticals Corp ...................        102,952
        838      * Idexx Laboratories, Inc .....................         28,224
      1,100      * Ilex Oncology, Inc ..........................         21,351
      2,676        IMC Global, Inc .............................         17,956
      1,378      * ImClone Systems, Inc ........................         43,572
        343      * Immucor, Inc ................................          7,474
      1,000      * Immunogen, Inc ..............................          4,270
      2,000      * Immunomedics, Inc ...........................         12,620
        700      * Impax Laboratories, Inc .....................          8,393
        438      * Indevus Pharmaceuticals, Inc ................          2,733
        800      * Inspire Pharmaceuticals, Inc ................          8,640
        672      * InterMune, Inc ..............................         10,826
      1,970        International Flavors & Fragrances, Inc .....         62,902
        334      * Inverness Medical Innovations, Inc ..........          6,446
      1,320      * Invitrogen Corp .............................         50,648

                        SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
      2,316      * Isis Pharmaceuticals, Inc ...................   $     12,275
      4,322      * IVAX Corp ...................................         77,148
      6,796      * King Pharmaceuticals, Inc ...................        100,309
        280      * Kos Pharmaceuticals, Inc ....................          6,572
        781      * KV Pharmaceutical Co (Class A) ..............         21,712
      1,143      * La Jolla Pharmaceutical Co ..................          3,738
        158      * Lannett Co, Inc .............................          3,704
      1,666      * Ligand Pharmaceuticals, Inc (Class B) .......         22,641
     25,896        Lilly (Eli) & Co ............................      1,786,047
        758        MacDermid, Inc ..............................         19,935
        700      * Martek Biosciences Corp .....................         30,058
      2,600      * Medarex, Inc ................................         17,134
      1,120      * Medicines Co ................................         22,310
        707        Medicis Pharmaceutical Corp (Class A) .......         40,087
      6,727      * MedImmune, Inc ..............................        244,661
     60,224        Merck & Co, Inc .............................      3,646,563
        264        Meridian Bioscience, Inc ....................          2,476
        700      * MGI Pharma, Inc .............................         17,941
      1,457        Millennium Chemicals, Inc ...................         13,856
      7,769      * Millennium Pharmaceuticals, Inc .............        122,206
        679        Minerals Technologies, Inc ..................         33,040
      5,080        Mylan Laboratories, Inc .....................        176,632
        500      * Nabi Biopharmaceuticals .....................          3,430
        152        Nature's Sunshine Products, Inc .............          1,218
      1,023      * NBTY, Inc ...................................         21,544
      1,500      * Nektar Therapeutics .........................         13,845
        374      * Neose Technologies, Inc .....................          3,744
        757      * Neurocrine Biosciences, Inc .................         37,805
         82        NL Industries, Inc ..........................          1,394
        885      * Noven Pharmaceuticals, Inc ..................          9,062
        769      * NPS Pharmaceuticals, Inc ....................         18,717
      1,097      * Nuvelo, Inc .................................          2,183
        145        Octel Corp ..................................          2,016
      1,442        Olin Corp ...................................         24,658
        990      * OM Group, Inc ...............................         14,583
      1,924      * Omnova Solutions, Inc .......................          7,773
        639      * Onyx Pharmaceuticals, Inc ...................          7,879
        970      * OraSure Technologies, Inc ...................          7,236
      1,100      * OSI Pharmaceuticals, Inc ....................         35,431
        100      * Pain Therapeutics, Inc ......................            646
      1,123      * Palatin Technologies, Inc ...................          3,582
        700      * Penwest Pharmaceuticals Co ..................         17,059
        900      * Peregrine Pharmaceuticals, Inc ..............          1,341
    212,027        Pfizer, Inc .................................      7,240,722
        915      * Pharmaceutical Resources, Inc ...............         44,524
        264        PolyMedica Corp .............................         12,089
      1,478      * PolyOne Corp ................................          6,577
        607      * Pozen, Inc ..................................          6,665
      4,511        PPG Industries, Inc .........................        228,888
      1,238      * Praecis Pharmaceuticals, Inc ................          6,066
      4,437        Praxair, Inc ................................        266,664
     34,773        Procter & Gamble Co .........................      3,101,056
        216      * Progenics Pharmaceuticals ...................          3,253
      2,680      * Protein Design Labs, Inc ....................         37,466
        200        Quaker Chemical Corp ........................          5,010
        351      * Quidel Corp .................................          2,183
        100      * Revlon, Inc (Class A) .......................            300
        355      * Ribapharm, Inc ..............................          2,290
      4,145        Rohm & Haas Co ..............................        128,619
      3,207        RPM International, Inc ......................         44,096
        479      * Salix Pharmaceuticals Ltd ...................          5,025
      1,258      * Sangstat Medical Corp .......................         16,467
     39,463        Schering-Plough Corp ........................        734,012
      1,009      * Sciclone Pharmaceuticals, Inc ...............          8,637
        568      * Scotts Co (Class A) .........................         28,116
      2,148      * Sepracor, Inc ...............................         38,728
        919      * Serologicals Corp ...........................         12,526
      3,632        Sherwin-Williams Co .........................         97,628
      2,246      * SICOR, Inc ..................................         45,684
      1,976        Sigma-Aldrich Corp ..........................        107,060
        173      * Sirna Therapeutics, Inc .....................          1,524
      1,515        Solutia, Inc ................................          3,303
        122        Stepan Co ...................................          2,757
        672      * SuperGen, Inc ...............................          3,629
        375      * SurModics, Inc ..............................         11,438
        603      * Tanox, Inc ..................................          9,678
        644      * Third Wave Technologies, Inc ................          2,898
      1,323      * Unifi, Inc ..................................          8,203
        700      * United Therapeutics Corp ....................         15,246
        119      * USANA Health Sciences, Inc ..................          5,261
      2,541        USEC, Inc ...................................         17,838
      1,336        Valspar Corp ................................         56,406
      1,886      * Vertex Pharmaceuticals, Inc .................         27,536
      1,400      * Vicuron Pharmaceuticals, Inc ................         19,852
      2,709      * Watson Pharmaceuticals, Inc .................        109,362
        928        Wellman, Inc ................................         10,394
        248        West Pharmaceutical Services, Inc ...........          6,076
        896      * WR Grace & Co ...............................          3,951
     35,664        Wyeth .......................................      1,624,495
        500      * Zymogenetics, Inc ...........................          5,820
                                                                   ------------
                   TOTAL CHEMICALS AND ALLIED PRODUCTS               34,728,088
                                                                   ------------
 COAL MINING--0.03%
      1,320        Arch Coal, Inc ..............................         30,334
        585        Consol Energy, Inc ..........................         13,303
      1,660        Massey Energy Co ............................         21,829
        691        Peabody Energy Corp .........................         23,211
        168      * Westmoreland Coal Co ........................          3,056
                                                                   ------------
                   TOTAL COAL MINING                                     91,733
                                                                   ------------
 COMMUNICATIONS--5.51%
        200      * Acme Communication, Inc .....................          1,520
        278      * AirGate PCS, Inc ............................            334
        755      * Alamosa Holdings, Inc .......................          1,155
        747     b* Allegiance Telecom, Inc .....................             41
      8,331        Alltel Corp .................................        401,721
      5,125      * American Tower Corp (Class A) ...............         45,356
     20,557        AT&T Corp ...................................        395,722
     60,247      * AT&T Wireless Services, Inc .................        494,628
      9,691      * Avaya, Inc ..................................         62,604
         81      * Beasley Broadcast Group, Inc (Class A) ......          1,108
     50,403        BellSouth Corp ..............................      1,342,232
        400      * Boston Communications Group .................          6,852
      3,453      * Cablevision Systems Corp (Class A) ..........         71,684
        100      * Centennial Communications Corp ..............            400
      3,797        CenturyTel, Inc .............................        132,325
      4,800      * Charter Communications, Inc (Class A) .......         19,056
      6,223      * Cincinnati Bell, Inc ........................         41,694
     13,830      * Clear Channel Communications, Inc ...........        586,254
     44,893      * Comcast Corp ................................      1,354,871
     14,353      * Comcast Corp Special ........................        413,797
        582      * Commonwealth Telephone Enterprises, Inc .....         25,591
      5,638      * Cox Communications, Inc (Class A) ...........        179,852
        864      * Cox Radio, Inc (Class A) ....................         19,967
      5,057      * Crown Castle International Corp .............         39,293
        240      * Crown Media Holdings, Inc (Class A) .........            991
        470        CT Communications, Inc ......................          5,053
      1,075      * Cumulus Media, Inc (Class A) ................         20,350
        346        D&E Communications, Inc .....................          3,962
        771      * Digital Generation Systems ..................          1,480
        516      * Dobson Communications Corp (Class A) ........          2,812

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  33

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 COMMUNICATIONS--(CONTINUED)
      6,502      * EchoStar Communications Corp (Class A) ......   $    225,099
        872      * Emmis Communications Corp (Class A) .........         20,012
        979      * Entercom Communications Corp ................         47,981
      1,058      * Entravision Communications Corp (Class A) ...         12,008
        168      * Fisher Communications, Inc ..................          8,217
          2     b* Focal Communications Corp ...................              0
      2,732      * Foundry Networks, Inc .......................         39,341
      3,733      * Fox Entertainment Group, Inc (Class A) ......        107,436
      1,242      * General Communication, Inc (Class A) ........         10,756
        982        Global Payments, Inc ........................         34,861
        336      * Golden Telecom, Inc .........................          7,540
      1,071        Gray Television, Inc ........................         13,280
        581      * Hearst-Argyle Television, Inc ...............         15,048
        400        Hickory Tech Corp ...........................          4,480
      1,504      * Hispanic Broadcasting Corp ..................         38,277
      1,406      * IDT Corp ....................................         25,167
         75      * IDT Corp (Class B) ..........................          1,320
        600      * Infonet Services Corp (Class B) .............            954
      1,193      * Insight Communications Co, Inc ..............         15,724
      6,451      * InterActiveCorp .............................        255,266
        223      * j2 Global Communications, Inc ...............         10,254
     10,008      * Level 3 Communications, Inc .................         66,453
        361        Liberty Corp ................................         15,343
      1,659      * Lightbridge, Inc ............................         14,533
        717      * Lin TV Corp (Class A) .......................         16,885
        281      * Lodgenet Entertainment Corp .................          3,077
    105,797      * Lucent Technologies, Inc ....................        214,768
        215      * Mastec, Inc .................................          1,238
        205      * McLeodUSA, Inc (Class A) ....................            310
      1,695      * Mediacom Communications Corp ................         16,730
        218      * Metro One Telecommunications, Inc ...........          1,125
        666      * Net2Phone, Inc ..............................          2,884
     20,337      * Nextel Communications, Inc (Class A) ........        367,693
      1,600      * Nextel Partners, Inc (Class A) ..............         11,680
        356        North Pittsburgh Systems, Inc ...............          5,365
        660      * PanAmSat Corp ...............................         12,164
        312      * Paxson Communications Corp ..................          1,869
         84      * Pegasus Communications Corp .................          2,485
      1,163      * Price Communications Corp ...................         15,014
      1,319      * Primus Telecommunications Group .............          6,780
      2,646      * PTEK Holdings, Inc ..........................         12,833
     36,827      * Qwest Communications International, Inc .....        176,033
        732      * Radio One, Inc (Class A) ....................         13,074
      1,364      * Radio One, Inc (Class D) ....................         24,238
        255      * RCN Corp ....................................            505
        200      * Regent Communications, Inc ..................          1,180
        461      * Saga Communications, Inc (Class A) ..........          8,966
        100      * Salem Communications Corp (Class A) .........          2,001
     89,284        SBC Communications, Inc .....................      2,281,206
        144        Shenandoah Telecom Co .......................          6,906
        694      * Sinclair Broadcast Group, Inc (Class A) .....          8,057
        500      * Spanish Broadcasting System, Inc (Class A) ..          4,075
     24,005        Sprint Corp (FON Group) .....................        345,672
     19,417      * Sprint Corp (PCS Group) .....................        111,648
        581        SureWest Communications .....................         17,575
      1,014      * Talk America Holdings, Inc ..................         11,063
      1,415        Telephone & Data Systems, Inc ...............         70,326
      1,074      * Time Warner Telecom, Inc (Class A) ..........          6,841
      1,200      * Tivo, Inc ...................................         14,820
        915     b* Touch America Holdings, Inc .................             60
        591      * Triton PCS Holdings, Inc (Class A) ..........          2,985
        403      * U.S. Cellular Corp ..........................         10,256
        874      * U.S. Unwired, Inc (Class A) .................            376
      2,281      * UnitedGlobalcom, Inc (Class A) ..............         11,793
      4,143      * Univision Communications, Inc (Class A) .....        125,947
     73,284        Verizon Communications, Inc .................      2,891,054
     41,970      * Viacom, Inc (Class B) .......................      1,832,410
         48        Warwick Valley Telephone Co .................          3,938
        535      * West Corp ...................................         14,258
      1,413      * Western Wireless Corp (Class A) .............         16,292
      1,100      * Wireless Facilities, Inc ....................         13,090
      2,677      * XM Satellite Radio Holdings, Inc ............         29,581
        185      * Young Broadcasting, Inc (Class A) ...........          3,909
                                                                   ------------
                   TOTAL COMMUNICATIONS                              15,415,090
                                                                   ------------
 DEPOSITORY INSTITUTIONS--10.46%
        187        1st Source Corp .............................          3,471
        135        ABC Bancorp .................................          1,935
        179        American National Bankshares, Inc ...........          4,813
      9,722        AmSouth Bancorp .............................        212,328
        495        Anchor Bancorp Wisconsin, Inc ...............         11,826
        105        Arrow Financial Corp ........................          3,504
      2,060        Associated Banc-Corp ........................         76,467
      2,154        Astoria Financial Corp ......................         60,161
         53        Bancfirst Corp ..............................          2,749
      2,211        Bancorpsouth, Inc ...........................         46,099
        300        Bank Mutual Corp ............................          9,750
     40,234        Bank of America Corp ........................      3,179,693
        378        Bank of Granite Corp ........................          6,445
      1,602        Bank of Hawaii Corp .........................         53,106
     19,634        Bank of New York Co, Inc ....................        564,478
        400        Bank of The Ozarks, Inc .....................         15,504
     30,681        Bank One Corp ...............................      1,140,720
        800        BankAtlantic Bancorp, Inc (Class A) .........          9,512
      4,162        Banknorth Group, Inc ........................        106,214
        500      * BankUnited Financial Corp (Class A) .........         10,075
        400        Banner Corp .................................          8,196
      1,336      * Bay View Capital Corp .......................          7,722
     12,864        BB&T Corp ...................................        441,235
        145        Berkshire Hills Bancorp, Inc ................          4,118
        588      * BOK Financial Corp ..........................         22,679
        378        Boston Private Financial Holdings, Inc ......          7,968
        150        Bryn Mawr Bank Corp .........................          5,561
        131        BSB Bancorp, Inc ............................          3,251
         90        C&F Financial Corp ..........................          3,519
        202        Camco Financial Corp ........................          3,149
        110        Camden National Corp ........................          3,025
        121        Capital City Bank Group, Inc ................          4,380
        133      * Capital Corp of the West ....................          3,373
        610        Capitol Federal Financial ...................         17,147
        270        Cascade Bancorp .............................          4,679
        400        Cathay Bancorp, Inc .........................         17,832
        137        Cavalry Bancorp, Inc ........................          2,313
         49        CB Bancshares, Inc ..........................          3,075
        318        CCBT Financial Cos, Inc .....................          7,597
        202        Center Bancorp, Inc .........................          3,054
        111      * Central Coast Bancorp .......................          1,861
        264        Central Pacific Financial Corp ..............          7,313
        200        Century Bancorp, Inc (Class A) ..............          5,956
        175        CFS Bancorp, Inc ............................          2,468
        154        Charter Financial Corp ......................          4,351
      6,343        Charter One Financial, Inc ..................        197,775
        623        Chemical Financial Corp .....................         18,565
        876        Chittenden Corp .............................         23,959
    138,265        Citigroup, Inc ..............................      5,917,742
      1,142        Citizens Banking Corp .......................         30,571
        523        Citizens First Bancorp, Inc .................         11,422
        240        Citizens South Banking Corp .................          3,178
        400        City Bank ...................................         10,824
        463        City Holding Co .............................         13,552

                        SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
      1,046        City National Corp ..........................   $     46,610
         98        CNB Financial Corp ..........................          4,408
        100        Coastal Bancorp, Inc ........................          2,842
        110        Coastal Financial Corp ......................          1,420
        100        CoBiz, Inc ..................................          1,332
      3,366        Colonial Bancgroup, Inc .....................         46,686
        179        Columbia Bancorp ............................          4,296
        505        Columbia Banking System, Inc ................          9,045
      4,847        Comerica, Inc ...............................        225,386
      1,474        Commerce Bancorp, Inc .......................         54,685
      1,617        Commerce Bancshares, Inc ....................         62,982
         91        Commercial Bankshares, Inc ..................          2,705
      1,028        Commercial Federal Corp .....................         21,794
        455        Community Bank System, Inc ..................         17,290
        360        Community Trust Bancorp, Inc ................          9,410
      3,328        Compass Bancshares, Inc .....................        116,247
     13,860      * Concord EFS, Inc ............................        204,019
        135        Corus Bankshares, Inc .......................          6,538
      1,388        Cullen/Frost Bankers, Inc ...................         44,555
        922        CVB Financial Corp ..........................         17,997
        506        Dime Community Bancshares ...................         12,878
        532        Downey Financial Corp .......................         21,972
        553        East West Bancorp, Inc ......................         19,985
        130        Eastern Virginia Bankshares, Inc ............          2,978
        195      * Euronet Worldwide, Inc ......................          2,108
        113        EverTrust Financial Group, Inc ..............          2,598
         75        Exchange National Bancshares, Inc ...........          4,176
        112        Farmers Capital Bank Corp ...................          3,576
        110        FFLC Bancorp, Inc ...........................          2,856
        500        Fidelity Bankshares, Inc ....................         11,150
     13,567        Fifth Third Bancorp .........................        777,932
        500        Financial Institutions, Inc .................         11,750
        300        First Bancorp (North Carolina) ..............          7,773
        832        First Bancorp (Puerto Rico) .................         22,838
         84        First Bell Bancorp, Inc .....................          2,122
        141        First Busey Corp (Class A) ..................          3,418
        859        First Charter Corp ..........................         14,947
        140        First Citizens Bancshares, Inc (Class A) ....         14,118
      1,633        First Commonwealth Financial Corp ...........         21,164
        332        First Community Bancorp .....................         10,418
        221        First Community Bancshares, Inc .............          7,801
        100        First Essex Bancorp, Inc ....................          4,714
        258        First Federal Capital Corp ..................          5,121
        973        First Financial Bancorp .....................         15,568
        465        First Financial Bankshares, Inc .............         15,559
        123        First Financial Corp (Indiana) ..............          6,507
        450        First Financial Holdings, Inc ...............         12,168
        362        First Merchants Corp ........................          8,800
      1,305        First Midwest Bancorp, Inc ..................         37,597
        304        First National Corp .........................          7,497
        158        First Oak Brook Bancshares, Inc .............          5,212
        200        First of Long Island Corp ...................          7,980
        340      * First Republic Bank .........................          9,044
        750        First Sentinel Bancorp, Inc .................         11,978
        100        First South Bancorp, Inc ....................          3,326
        200        First State Bancorp .........................          5,502
      3,376        First Tennessee National Corp ...............        148,240
      1,967      * First Virginia Banks, Inc ...................         84,817
        275        Firstfed America Bancorp, Inc ...............          9,488
        669      * FirstFed Financial Corp .....................         23,609
      2,464        FirstMerit Corp .............................         56,327
        176        Flag Financial Corp .........................          2,413
        900        Flagstar Bancorp, Inc .......................         22,005
     28,139        FleetBoston Financial Corp ..................        836,010
        144        FloridaFirst Bancorp, Inc ...................          3,436
        400        Flushing Financial Corp .....................          8,868
      1,324        FNB Corp ....................................         40,088
        179        FNB Corp (Virginia) .........................          4,846
        416        Frontier Financial Corp .....................         11,819
      2,794        Fulton Financial Corp .......................         55,518
        112        GA Financial, Inc ...........................          2,817
        120        GB&T Bancshares, Inc ........................          2,916
        140        GBC Bancorp .................................          5,376
        349        Glacier Bancorp, Inc ........................          8,612
      1,000        Gold Banc Corp, Inc .........................         10,510
      3,403        Golden West Financial Corp ..................        272,274
        125        Great Southern Bancorp, Inc .................          4,818
      2,069        Greenpoint Financial Corp ...................        105,395
        383        Hancock Holding Co ..........................         18,024
        119        Hanmi Financial Corp ........................          2,079
        448        Harbor Florida Bancshares, Inc ..............         10,734
        561        Harleysville National Corp ..................         15,181
        145        Heritage Financial Corp .....................          3,070
      4,178        Hibernia Corp (Class A) .....................         75,872
      1,974        Hudson City Bancorp, Inc ....................         50,475
        438        Hudson River Bancorp, Inc ...................         12,229
      1,209        Hudson United Bancorp .......................         41,287
        671        Humboldt Bancorp ............................         10,038
      6,185        Huntington Bancshares, Inc ..................        120,731
        183        IberiaBank Corp .............................          8,930
         70        IBT Bancorp, Inc ............................          3,499
        283        Independent Bank Corp (Massachusetts) .......          6,393
        409        Independent Bank Corp (Michigan) ............         10,507
      1,908        IndyMac Bancorp, Inc ........................         48,501
        667        Integra Bank Corp ...........................         11,479
        200      * Intercept, Inc ..............................          1,672
        217        Interchange Financial Services Corp .........          4,301
        837        International Bancshares Corp ...............         29,764
        441        Irwin Financial Corp ........................         11,422
        126      * Itla Capital Corp ...........................          5,094
     53,539        J.P. Morgan Chase & Co ......................      1,829,963
     11,434        KeyCorp .....................................        288,937
        164        Klamath First Bancorp, Inc ..................          2,721
        530        Lakeland Bancorp, Inc .......................          8,469
         69        Lakeland Financial Corp .....................          2,096
        115        LSB Bancshares, Inc .........................          1,991
      2,724        M & T Bank Corp .............................        229,415
        225        Macatawa Bank Corp ..........................          5,420
        391        MAF Bancorp, Inc ............................         14,494
        400        Main Street Banks, Inc ......................         10,120
        179        MainSource Financial Group, Inc .............          4,362
      5,988        Marshall & Ilsley Corp ......................        183,113
        162        MB Financial, Inc ...........................          6,486
     11,784        Mellon Financial Corp .......................        327,006
        129        Mercantile Bank Corp ........................          3,684
      1,847        Mercantile Bankshares Corp ..................         72,735
        200        Merchants Bancshares, Inc ...................          5,200
        584        Mid-State Bancshares ........................         11,534
        427        Midwest Banc Holdings, Inc ..................          8,292
        119        MutualFirst Financial, Inc ..................          2,779
        400        Nara Bancorp, Inc ...........................          7,600
        200        NASB Financial, Inc .........................          5,800
         94        National Bankshares, Inc ....................          3,695
     16,360        National City Corp ..........................        535,136
      5,625        National Commerce Financial Corp ............        124,819
        555        National Penn Bancshares, Inc ...............         15,584
        194        NBC Capital Corp ............................          4,908
        616        NBT Bancorp, Inc ............................         11,920
      1,289        NetBank, Inc ................................         16,963

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  35

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
      3,825        New York Community Bancorp, Inc .............   $    111,269
      4,419        North Fork Bancorp, Inc .....................        150,511
      5,285        Northern Trust Corp .........................        220,860
        255        Northwest Bancorp, Inc ......................          4,080
         88        Oak Hill Financial, Inc .....................          2,203
        375        OceanFirst Financial Corp ...................          9,413
        443      * Ocwen Financial Corp ........................          2,011
      1,798        Old National Bancorp ........................         41,354
        127        Old Second Bancorp, Inc .....................          5,442
        333        Omega Financial Corp ........................         11,389
        189        PAB Bankshares, Inc .........................          2,455
        922        Pacific Capital Bancorp .....................         32,316
        345        Pacific Union Bank ..........................          4,685
        366        Park National Corp ..........................         41,816
        165        Parkvale Financial Corp .....................          4,056
        300        Partners Trust Financial Group, Inc .........          5,724
        182        Peapack Gladstone Financial Corp ............          5,829
         68        Pennfed Financial Services, Inc .............          1,887
        194        Pennrock Financial Services Corp ............          5,240
        307        Peoples Bancorp, Inc ........................          7,758
        598        People's Bank ...............................         17,336
        100        Peoples Holding Co ..........................          4,425
        149        PFF Bancorp, Inc ............................          5,759
      7,671        PNC Financial Services Group, Inc ...........        374,422
        605        Provident Bankshares Corp ...................         15,373
      1,077        Provident Financial Group, Inc ..............         27,604
         93        Provident Financial Holdings ................          2,729
        492        R & G Financial Corp (Class B) ..............         14,612
      6,141        Regions Financial Corp ......................        207,443
      1,687        Republic Bancorp, Inc .......................         22,640
        100        Republic Bancorp, Inc (Class A) (Kentucky) ..          1,483
         69        Republic Bancshares, Inc ....................          1,726
         80        Resource Bankshares Corp ....................          2,739
        191        Riggs National Corp .........................          2,907
      2,100        Roslyn Bancorp, Inc .........................         45,129
        300        Royal Bancshares of Pennsylvania (Class A) ..          6,405
        701        S & T Bancorp, Inc ..........................         19,228
        200        S.Y. Bancorp, Inc ...........................          7,074
        144        Santander Bancorp ...........................          2,356
        441        Seacoast Banking Corp of Florida ............          7,515
        600        Seacoast Financial Services Corp ............         11,880
        140        Second Bancorp, Inc .........................          3,612
        101        Security Bank Corp ..........................          3,516
      1,048      * Silicon Valley Bancshares ...................         24,953
        256        Simmons First National Corp (Class A) .......          5,123
      2,110        Sky Financial Group, Inc ....................         45,829
        355        Sound Federal Bancorp, Inc ..................          4,824
      1,540        South Financial Group, Inc ..................         35,928
        147        Southern Financial Bancorp, Inc .............          4,492
      9,400        SouthTrust Corp .............................        255,680
        688      * Southwest Bancorp of Texas, Inc .............         22,367
        170        Southwest Bancorp, Inc ......................          4,660
      6,566        Sovereign Bancorp, Inc ......................        102,758
        132        St. Francis Capital Corp ....................          3,837
        210        State Bancorp, Inc ..........................          4,110
        137        State Financial Services Corp (Class A) .....          3,033
      8,705        State Street Corp ...........................        342,977
      1,298        Staten Island Bancorp, Inc ..................         25,285
        320        Sterling Bancorp ............................          8,925
      1,322        Sterling Bancshares, Inc ....................         17,292
        462        Sterling Financial Corp (Pennsylvania) ......         10,742
        394      * Sterling Financial Corp (Spokane) ...........          9,598
        172        Summit Bancshares, Inc ......................          4,039
        315      * Sun Bancorp, Inc (New Jersey) ...............          6,269
        167        Sun Bancorp, Inc (Pennsylvania) .............          3,370
      6,746        SunTrust Banks, Inc .........................        400,308
      7,844        Synovus Financial Corp ......................        168,646
      1,946        TCF Financial Corp ..........................         77,529
        584        Texas Regional Bancshares, Inc (Class A) ....         20,265
         69        Trico Bancshares ............................          1,755
        300        Troy Financial Corp .........................          8,145
        461        Trust Co of New Jersey ......................         13,968
      1,699        Trustco Bank Corp NY ........................         18,825
      1,243        Trustmark Corp ..............................         31,659
     51,482        U.S. Bancorp ................................      1,261,309
        464        U.S.B. Holding Co, Inc ......................          8,236
        896        UCBH Holdings, Inc ..........................         25,697
        315        UMB Financial Corp ..........................         13,356
        800        Umpqua Holdings Corp ........................         15,192
        103        Union Bankshares Corp .......................          2,912
      5,446        Union Planters Corp .........................        168,989
      1,397        UnionBanCal Corp ............................         57,794
      1,002        United Bankshares, Inc ......................         28,707
        527        United Community Banks, Inc .................         13,164
        933        United Community Financial Corp .............          8,621
         86        United Securities Bancshares ................          3,884
        466        Unizan Financial Corp .......................          8,188
      2,798        Valley National Bancorp .....................         73,727
        128      * Virginia Commerce Bancorp ...................          2,525
         99        Virginia Financial Group, Inc ...............          2,772
        869        W Holding Co, Inc ...........................         14,703
     34,394        Wachovia Corp ...............................      1,374,384
        100        Warwick Community Bancorp ...................          2,925
      1,786        Washington Federal, Inc .....................         41,310
        378        Washington Trust Bancorp, Inc ...............          8,690
      1,143        Webster Financial Corp ......................         43,205
     44,990        Wells Fargo & Co ............................      2,267,496
        375        Wesbanco, Inc ...............................          9,113
        463        West Coast Bancorp ..........................          8,427
         52        West Essex Bancorp, Inc .....................          1,823
        842        Westamerica Bancorp .........................         36,273
         90      * Western Sierra Bancorp ......................          2,994
      1,027        Whitney Holding Corp ........................         32,833
        298        Willow Grove Bancorp, Inc ...................          5,057
      1,680        Wilmington Trust Corp .......................         49,308
        387        Wintrust Financial Corp .....................         11,455
        200        WSFS Financial Corp .........................          7,680
        210        Yadkin Valley Bank and Trust Co .............          3,343
        400        Yardville National Bancorp ..................          7,800
      2,443        Zions Bancorp ...............................        123,640
                                                                   ------------
                   TOTAL DEPOSITORY INSTITUTIONS                     29,257,298
                                                                   ------------
 EATING AND DRINKING PLACES--0.67%
        662      * AFC Enterprises, Inc ........................         10,751
      1,424        Applebee's International, Inc ...............         44,756
        812      * Aramark Corp (Class B) ......................         18,205
        945        Bob Evans Farms, Inc ........................         26,110
      2,542      * Brinker International, Inc ..................         91,563
        599      * California Pizza Kitchen, Inc ...............         12,879
      1,321        CBRL Group, Inc .............................         51,334
        554      * CEC Entertainment, Inc ......................         20,459
        289      * Chicago Pizza & Brewery, Inc ................          2,890
      1,195      * CKE Restaurants, Inc ........................          6,680
      4,471        Darden Restaurants, Inc .....................         84,860
        298      * Dave & Buster's, Inc ........................          3,248
        571        IHOP Corp ...................................         18,026
        805      * Jack In The Box, Inc ........................         17,952
      1,573      * Krispy Kreme Doughnuts, Inc .................         64,776
        601        Landry's Restaurants, Inc ...................         14,184
        325        Lone Star Steakhouse & Saloon, Inc ..........          7,075

                        SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 EATING AND DRINKING PLACES--(CONTINUED)
     34,221        McDonald's Corp .............................   $    754,915
        553      * O'Charley's, Inc ............................         11,906
      1,499        Outback Steakhouse, Inc .....................         58,461
        721      * P.F. Chang's China Bistro, Inc ..............         35,480
        285      * Papa John's International, Inc ..............          7,994
        643      * Rare Hospitality International, Inc .........         21,013
        235      * Red Robin Gourmet Burgers, Inc ..............          4,456
      1,627        Ruby Tuesday, Inc ...........................         40,236
      1,125      * Ryan's Family Steak Houses, Inc .............         15,750
        914      * Sonic Corp ..................................         23,243
      1,490      * The Cheesecake Factory, Inc .................         53,476
        890      * The Steak n Shake Co ........................         13,573
        461      * Triarc Cos, Inc .............................         13,825
      3,264        Wendy's International, Inc ..................         94,558
      8,023      * Yum! Brands, Inc ............................        237,160
                                                                   ------------
                   TOTAL EATING AND DRINKING PLACES                   1,881,794
                                                                   ------------
 EDUCATIONAL SERVICES--0.19%
      3,225      * Apollo Group, Inc (Class A) .................        199,176
        404      * Apollo Group, Inc (University of Phoenix Online)      20,483
      1,251      * Career Education Corp .......................         85,593
      1,204      * Corinthian Colleges, Inc ....................         58,478
      1,626      * DeVry, Inc ..................................         37,870
        672      * Education Management Corp ...................         35,737
      1,153      * ITT Educational Services, Inc ...............         33,725
        262      * Learning Tree International, Inc ............          4,095
        220      * Princeton Review, Inc .......................          1,298
        295        Strayer Education, Inc ......................         23,438
      1,000      * Sylvan Learning Systems, Inc ................         22,840
        242      * Whitman Education Group .....................          3,715
                                                                   ------------
                   TOTAL EDUCATIONAL SERVICES                           526,448
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.49%
     11,964      * AES Corp ....................................         75,971
      1,614        AGL Resources, Inc ..........................         41,060
      3,519      * Allegheny Energy, Inc .......................         29,736
      1,942        Allete, Inc .................................         51,560
      2,479        Alliant Energy Corp .........................         47,175
      4,050      * Allied Waste Industries, Inc ................         40,703
      4,304        Ameren Corp .................................        189,806
     10,691        American Electric Power Co, Inc .............        318,913
        401        American States Water Co ....................         10,947
      5,595      * Aquila, Inc .................................         14,435
      1,138        Atmos Energy Corp ...........................         28,222
      1,238        Avista Corp .................................         17,518
        975        Black Hills Corp ............................         29,933
        444        California Water Service Group ..............         12,485
     10,245      * Calpine Corp ................................         67,617
        442        Cascade Natural Gas Corp ....................          8,442
        238      * Casella Waste Systems, Inc (Class A) ........          2,149
      6,920        Centerpoint Energy, Inc .....................         56,398
        400        Central Vermont Public Service Corp .........          7,820
        463        CH Energy Group, Inc ........................         20,835
        150        Chesapeake Utilities Corp ...................          3,390
      4,738        Cinergy Corp ................................        174,311
      7,281      * Citizens Communications Co ..................         93,852
        210      * Clean Harbors, Inc ..........................          2,001
      1,055        Cleco Corp ..................................         18,273
      3,519      * CMS Energy Corp .............................         28,504
        300        Connecticut Water Service, Inc ..............          7,665
      6,012        Consolidated Edison, Inc ....................        260,199
      4,347        Constellation Energy Group, Inc .............        149,102
      8,188        Dominion Resources, Inc .....................        526,243
      3,371        DPL, Inc ....................................         53,734
      1,778        DQE, Inc ....................................         26,794
      4,371        DTE Energy Co ...............................        168,895
     23,965        Duke Energy Corp ............................        478,102
        205      * Duratek, Inc ................................          1,605
      7,957      * Dynegy, Inc (Class A) .......................         33,419
      8,662      * Edison International ........................        142,317
     15,896        El Paso Corp ................................        128,440
      1,065      * El Paso Electric Co .........................         13,131
        665        Empire District Electric Co .................         14,464
        938        Energen Corp ................................         31,235
      3,693        Energy East Corp ............................         76,667
        118        EnergySouth, Inc ............................          3,870
      5,953        Entergy Corp ................................        314,199
      1,748        Equitable Resources, Inc ....................         71,214
      8,711        Exelon Corp .................................        521,005
      7,395        FirstEnergy Corp ............................        284,338
      4,709        FPL Group, Inc ..............................        314,797
      1,933        Great Plains Energy, Inc ....................         55,825
        921        Hawaiian Electric Industries, Inc ...........         42,228
      1,026        Idacorp, Inc ................................         26,933
      4,193        KeySpan Corp ................................        148,642
      2,345        Kinder Morgan, Inc ..........................        128,154
        511        Laclede Group, Inc ..........................         13,695
      1,915        MDU Resources Group, Inc ....................         64,133
        461        MGE Energy, Inc .............................         14,522
        200        Middlesex Water Co ..........................          4,928
     12,080      * Mirant Corp .................................         35,032
      1,866        National Fuel Gas Co ........................         48,609
        729        New Jersey Resources Corp ...................         25,880
      1,277        Nicor, Inc ..................................         47,389
      6,724        NiSource, Inc ...............................        127,756
      3,275        Northeast Utilities .........................         54,824
        689        Northwest Natural Gas Co ....................         18,775
      1,447        NSTAR .......................................         65,911
        616        NUI Corp ....................................          9,560
      1,978        OGE Energy Corp .............................         42,270
      2,438        Oneok, Inc ..................................         47,858
        590        Otter Tail Corp .............................         15,918
        985        Peoples Energy Corp .........................         42,247
      3,928        Pepco Holdings, Inc .........................         75,260
     11,133      * PG&E Corp ...................................        235,463
      1,789        Philadelphia Suburban Corp ..................         43,616
        824        Piedmont Natural Gas Co, Inc ................         31,979
      2,164        Pinnacle West Capital Corp ..................         81,042
        897        PNM Resources, Inc ..........................         23,995
      4,517        PPL Corp ....................................        194,231
      6,469        Progress Energy, Inc ........................        283,989
        445      * Progress Energy, Inc (Cvo) ..................            200
      5,959        Public Service Enterprise Group, Inc ........        251,768
      2,595        Puget Energy, Inc ...........................         61,943
      1,810        Questar Corp ................................         60,581
      7,131      * Reliant Resources, Inc ......................         43,713
      4,010      * Republic Services, Inc ......................         90,907
        800        Resource America, Inc (Class A) .............          8,280
      3,037        SCANA Corp ..................................        104,108
        508        SEMCO Energy, Inc ...........................          2,957
      4,781        Sempra Energy ...............................        136,402
      3,095      * Sierra Pacific Resources ....................         18,384
        108        SJW Corp ....................................          9,207
        333        South Jersey Industries, Inc ................         12,271
     19,032        Southern Co .................................        593,037
      1,256      * Southern Union Co ...........................         21,277
        816        Southwest Gas Corp ..........................         17,283
        332        Southwest Water Co ..........................          4,638
        960      * Stericycle, Inc .............................         36,941
      4,887        TECO Energy, Inc ............................         58,595
        411        Texas Genco Holdings, Inc ...................          9,556

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  37

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
      8,573        TXU Corp ....................................   $    192,464
      1,130        UGI Corp ....................................         35,821
        345        UIL Holdings Corp ...........................         13,990
        764        Unisource Energy Corp .......................         14,363
      1,827        Vectren Corp ................................         45,766
        758      * Waste Connections, Inc ......................         26,568
     15,615        Waste Management, Inc .......................        376,165
      1,567        Westar Energy, Inc ..........................         25,432
        475        Western Gas Resources, Inc ..................         18,810
      1,275        WGL Holdings, Inc ...........................         34,043
     12,674        Williams Cos, Inc ...........................        100,125
      2,953        Wisconsin Energy Corp .......................         85,637
        865        WPS Resources Corp ..........................         34,773
     10,830        Xcel Energy, Inc ............................        162,883
                                                                   ------------
                   TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         9,773,043
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.22%
        422      * Actel Corp ..................................          8,651
        366     b* Acterna Corp ................................             18
     19,878      * ADC Telecommunications, Inc .................         46,276
        475      * Adtran, Inc .................................         24,235
        309      * Advanced Energy Industries, Inc .............          4,403
      2,029      * Advanced Fibre Communications, Inc ..........         33,012
      9,277      * Advanced Micro Devices, Inc .................         59,466
      1,672      * Aeroflex, Inc ...............................         12,941
      8,706      * Agere Systems, Inc (Class A) ................         20,285
     36,254      * Agere Systems, Inc (Class B) ................         83,384
        748      * Allen Telecom, Inc ..........................         12,357
        292      * Alliance Semiconductor Corp .................          1,413
     10,459      * Altera Corp .................................        171,528
      4,211        American Power Conversion Corp ..............         65,649
        821        Ametek, Inc .................................         30,090
      2,831      * Amkor Technology, Inc .......................         37,199
        499      * Amphenol Corp (Class A) .....................         23,363
      9,798      * Analog Devices, Inc .........................        341,166
        300      * Anaren Microwave, Inc .......................          2,811
        514        Applica, Inc ................................          4,369
      8,310      * Applied Micro Circuits Corp .................         50,276
        235        Applied Signal Technology, Inc ..............          3,964
      3,190      * Arris Group, Inc ............................         15,822
        326      * Artesyn Technologies, Inc ...................          1,829
        447      * Artisan Components, Inc .....................         10,107
     13,310      * Atmel Corp ..................................         33,674
        576      * ATMI, Inc ...................................         14,383
      2,900      * Avanex Corp .................................         11,600
      1,262        AVX Corp ....................................         13,869
        810        Baldor Electric Co ..........................         16,686
        257        Bel Fuse, Inc (Class B) .....................          5,885
        661      * Benchmark Electronics, Inc ..................         20,332
      5,249      * Broadcom Corp (Class A) .....................        130,753
        596        C&D Technologies, Inc .......................          8,559
         74      * Catapult Communications Corp ................            786
        431      * C-COR.net Corp ..............................          2,112
      2,040      * Centillium Communications, Inc ..............         20,216
        189      * Ceradyne, Inc ...............................          3,540
      1,008      * Checkpoint Systems, Inc .....................         14,263
        816      * ChipPAC, Inc ................................          6,259
     10,934      * CIENA Corp ..................................         56,747
        203      * Comtech Telecommunications ..................          5,733
      4,726      * Comverse Technology, Inc ....................         71,032
      7,526      * Conexant Systems, Inc .......................         30,857
      8,200      * Corvis Corp .................................         12,300
      1,969      * Cree, Inc ...................................         32,055
        404        CTS Corp ....................................          4,222
        360        Cubic Corp ..................................          7,999
      3,443      * Cypress Semiconductor Corp ..................         41,316
        476      * DDI Corp ....................................             33
        111      * Diodes, Inc .................................          2,110
        695      * Ditech Communications Corp ..................          3,461
        215      * Drexler Technology Corp .....................          3,333
        795      * DSP Group, Inc ..............................         17,116
        320      * Dupont Photomasks, Inc ......................          6,026
      1,002      * Electro Scientific Industries, Inc ..........         15,190
     11,298        Emerson Electric Co .........................        577,328
        443      * Emerson Radio Corp ..........................          2,977
        143      * EMS Technologies, Inc .......................          1,870
      2,351      * Energizer Holdings, Inc .....................         73,821
        200      * Energy Conversion Devices, Inc ..............          1,820
      1,062      * Entegris, Inc ...............................         14,273
        398      * ESS Technology, Inc .........................          3,881
      1,032      * Exar Corp ...................................         16,337
      2,833      * Fairchild Semiconductor International, Inc ..         36,234
      3,700      * Finisar Corp ................................          5,735
         87        Franklin Electric Co, Inc ...................          4,842
        800      * FuelCell Energy, Inc ........................          6,552
      5,878      * Gemstar-TV Guide International, Inc .........         29,919
    267,620        General Electric Co .........................      7,675,342
        818      * Genesis Microchip, Inc ......................         11,076
        246      * Genlyte Group, Inc ..........................          8,603
      3,558      * GlobespanVirata, Inc ........................         29,354
      1,870      * GrafTech International Ltd ..................         10,192
        655        Harman International Industries, Inc ........         51,837
      1,383      * Harmonic, Inc ...............................          5,629
      1,598        Harris Corp .................................         48,020
        754        Helix Technology Corp .......................          9,975
        596      * Hexcel Corp .................................          1,907
      1,242        Hubbell, Inc (Class B) ......................         41,110
        593      * Hutchinson Technology, Inc ..................         19,504
        122      * Inet Technologies, Inc ......................          1,216
      1,659      * Integrated Circuit Systems, Inc .............         52,142
      3,019      * Integrated Device Technology, Inc ...........         33,360
        300      * Integrated Silicon Solution, Inc ............          2,082
    175,488        Intel Corp ..................................      3,647,343
      1,494      * Interdigital Communications Corp ............         34,915
      1,577      * International Rectifier Corp ................         42,295
      3,254      * Intersil Corp (Class A) .....................         86,589
        499        Inter-Tel, Inc ..............................         10,589
        916      * InterVoice, Inc .............................          4,525
        100      * IXYS Corp ...................................            797
      3,977      * Jabil Circuit, Inc ..........................         87,892
     36,759      * JDS Uniphase Corp ...........................        129,024
        617      * JNI Corp ....................................          3,042
      2,975      * Kemet Corp ..................................         30,048
      2,526      * Kopin Corp ..................................         15,459
      1,797      * L-3 Communications Holdings, Inc ............         78,152
      2,469      * Lattice Semiconductor Corp ..................         20,320
        127      * Lifeline Systems, Inc .......................          3,607
      8,555        Linear Technology Corp ......................        275,557
        463      * Littelfuse, Inc .............................         10,353
        407        LSI Industries, Inc .........................          4,518
      9,969      * LSI Logic Corp ..............................         70,581
        200      * Manufacturers Services Ltd ..................            970
        300      * Mattson Technology, Inc .....................            927
      8,722        Maxim Integrated Products, Inc ..............        298,205
      2,061        Maytag Corp .................................         50,330
      2,775      * McData Corp (Class A) .......................         40,709
        169      * Medis Technologies Ltd ......................          1,205
      1,479      * MEMC Electronic Materials, Inc ..............         14,494
        597      * Mercury Computer Systems, Inc ...............         10,842
      1,436        Methode Electronics, Inc (Class A) ..........         15,437

                        SEE NOTES TO FINANCIAL STATEMENTS

38  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
         53      * Metrologic Instruments, Inc .................   $      1,762
      1,757      * Micrel, Inc .................................         18,255
      5,532        Microchip Technology, Inc ...................        135,534
     14,780      * Micron Technology, Inc ......................        171,891
      1,200      * Microsemi Corp ..............................         19,200
      1,351      * Microtune, Inc ..............................          4,323
      2,508      * Mindspeed Technologies, Inc .................          6,772
         95      * MIPS Technologies, Inc (Class B) ............            235
      3,403        Molex, Inc ..................................         91,847
        245      * Monolithic System Technology, Inc ...........          2,220
        374      * Moog, Inc (Class A) .........................         12,997
     61,112        Motorola, Inc ...............................        576,286
      2,667      * MRV Communications, Inc .....................          5,361
      1,418      * Mykrolis Corp ...............................         14,393
        128        National Presto Industries, Inc .............          4,045
      4,946      * National Semiconductor Corp .................         97,535
      1,509      * New Focus, Inc ..............................          5,644
      4,030      * Novellus Systems, Inc .......................        147,583
      3,662      * Nvidia Corp .................................         84,263
      2,000      * Oak Technology, Inc .........................         12,420
        671      * Omnivision Technologies, Inc ................         20,935
        400      * ON Semiconductor Corp .......................          1,080
      5,270      * Oplink Communications, Inc ..................          9,855
        347      * OSI Systems, Inc ............................          5,573
        400        Park Electrochemical Corp ...................          7,980
        408      * Parthusceva, Inc ............................          3,325
        668      * Pemstar, Inc ................................          2,799
        271      * Pericom Semiconductor Corp ..................          2,520
      1,081      * Photronics, Inc .............................         18,863
      1,200      * Pixelworks, Inc .............................          7,128
      1,235      * Plantronics, Inc ............................         26,762
      1,032      * Plexus Corp .................................         11,899
        100      * Plug Power, Inc .............................            467
      4,113      * PMC-Sierra, Inc .............................         48,245
      2,474      * Polycom, Inc ................................         34,290
        100      * Powell Industries, Inc ......................          1,464
        690      * Power Integrations, Inc .....................         16,781
      1,164      * Power-One, Inc ..............................          8,323
      1,462      * Powerwave Technologies, Inc .................          9,167
      1,547      * Proxim Corp (Class A) .......................          2,259
      2,344      * QLogic Corp .................................        113,286
     20,708        Qualcomm, Inc ...............................        740,311
      2,224      * Rambus, Inc .................................         36,852
        177        Raven Industries, Inc .......................          3,506
      1,638      * Rayovac Corp ................................         21,212
        616        Regal-Beloit Corp ...........................         11,766
      2,121      * Remec, Inc ..................................         14,762
      3,968      * RF Micro Devices, Inc .......................         23,887
        100        Richardson Electronics Ltd ..................            810
      5,103        Rockwell Collins, Inc .......................        125,687
        458      * Rogers Corp .................................         15,251
     14,570      * Sanmina-SCI Corp ............................         91,937
      1,163      * SBA Communications Corp .....................          3,536
        200      * SBS Technologies, Inc .......................          1,966
      4,363        Scientific-Atlanta, Inc .....................        104,014
        500      * Seachange International, Inc ................          4,770
      1,840      * Semtech Corp ................................         26,202
      1,300      * Silicon Image, Inc ..........................          7,254
        838      * Silicon Laboratories, Inc ...................         22,324
      1,800      * Silicon Storage Technology, Inc .............          7,542
        122      * Siliconix, Inc ..............................          4,404
        268      * Sipex Corp ..................................          1,313
     24,561      * Sirius Satellite Radio, Inc .................         41,508
      3,263      * Skyworks Solutions, Inc .....................         22,091
        467        Smith (A.O.) Corp ...........................         13,146
      7,104      * Sonus Networks, Inc .........................         35,733
        600      * Spectralink Corp ............................          5,928
        398      * Standard Microsystems Corp ..................          6,038
        176      * Stoneridge, Inc .............................          2,402
      3,056      * Stratex Networks, Inc .......................          9,779
      1,327      * Superconductor Technologies .................          3,052
        700      * Supertex, Inc ...............................         12,859
      3,922      * Sycamore Networks, Inc ......................         15,021
      1,002      * Technitrol, Inc .............................         15,080
      1,094      * Tekelec .....................................         12,362
     11,767      * Tellabs, Inc ................................         77,309
      2,611      * Tellium, Inc ................................          2,428
      1,756      * Terayon Communication Systems, Inc ..........          4,794
     46,554        Texas Instruments, Inc ......................        819,350
      1,194      * Thomas & Betts Corp .........................         17,253
        600      * Three-Five Systems, Inc .....................          4,140
        200      * Tollgrade Communications, Inc ...............          3,730
        915      * Transmeta Corp ..............................          1,464
      2,942      * Triquint Semiconductor, Inc .................         12,239
        100      * TTM Technologies, Inc .......................            469
        900      * Turnstone Systems, Inc ......................          2,259
        100      * Ulticom, Inc ................................            950
        400      * Universal Display Corp ......................          3,568
        400      * Universal Electronics, Inc ..................          5,072
      1,735      * Utstarcom, Inc ..............................         61,714
      1,329      * Valence Technology, Inc .....................          3,974
        817      * Varian Semiconductor Equipment Associates, Inc        24,314
          2      * Vialta, Inc .................................              1
        559      * Viasat, Inc .................................          8,016
        270      * Vicor Corp ..................................          2,592
        338      * Virage Logic Corp ...........................          2,447
      4,009      * Vishay Intertechnology, Inc .................         52,919
      6,493      * Vitesse Semiconductor Corp ..................         31,946
      1,200      * Westell Technologies, Inc ...................         10,380
      1,680        Whirlpool Corp ..............................        107,016
        495      * White Electronic Designs Corp ...............          5,242
        567      * Wilson Greatbatch Technologies, Inc .........         20,469
        100        Woodhead Industries, Inc ....................          1,252
      1,200      * Xicor, Inc ..................................          7,524
      9,056      * Xilinx, Inc .................................        229,207
                                                                   ------------
                   TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     20,196,634
                                                                   ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.78%
        750      * aaiPharma, Inc ..............................         14,910
        261      * Advisory Board Co ...........................         10,576
      1,584      * Affymetrix, Inc .............................         31,221
        600      * Antigenics, Inc .............................          6,912
      1,934      * Applera Corp (Celera Genomics Group) ........         19,959
        936      * Ariad Pharmaceuticals, Inc ..................          4,203
      4,332      * BearingPoint, Inc ...........................         41,804
        100      * Bioreliance Corp ............................          2,120
      2,195      * Celgene Corp ................................         66,728
      1,667      * Century Business Services, Inc ..............          5,418
        118      * CGI Group, Inc (Class A) ....................            710
        193      * Charles River Associates, Inc ...............          5,456
      1,100      * Ciphergen Biosystems, Inc ...................         11,275
        379      * Cornell Cos, Inc ............................          5,738
      1,106      * Corporate Executive Board Co ................         45,147
        944      * Corrections Corp of America .................         23,912
      1,621      * Covance, Inc ................................         29,340
      2,253      * CuraGen Corp ................................         12,504
        759      * CV Therapeutics, Inc ........................         22,512
      1,224      * Decode Genetics, Inc ........................          3,819
        800      * Diversa Corp ................................          7,864
        718      * eResearch Technology, Inc ...................         15,911

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  39

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 ENGINEERING AND MANAGEMENT SERVICES--(CONTINUED)
        600      * Exact Sciences Corp .........................   $      6,576
      2,026      * Exelixis, Inc ...............................         14,060
      1,348      * Exult, Inc ..................................         11,552
        164      * First Consulting Group, Inc .................            766
      2,103        Fluor Corp ..................................         70,745
        595      * Forrester Research, Inc .....................          9,734
      1,106      * FTI Consulting, Inc .........................         27,617
      2,007      * Gartner, Inc (Class A) ......................         15,213
        700      * Gene Logic, Inc .............................          4,179
        100      * Genencor International, Inc .................          1,647
        639      * Gen-Probe, Inc ..............................         26,116
     11,674        Halliburton Co ..............................        268,502
        500      * Hewitt Associates, Inc ......................         11,775
      1,684      * Incyte Corp .................................          7,814
      1,292      * Jacobs Engineering Group, Inc ...............         54,458
        474      * Kosan Biosciences, Inc ......................          2,797
        230        Landauer, Inc ...............................          9,621
        843      * Lexicon Genetics, Inc .......................          5,657
        563      * Luminex Corp ................................          2,905
        643      * MAXIMUS, Inc ................................         17,766
        393      * Maxygen, Inc ................................          4,311
      7,091        Monsanto Co .................................        153,449
      3,486        Moody's Corp ................................        183,747
        800      * Myriad Genetics, Inc ........................         10,888
      1,123      * Navigant Consulting, Inc ....................         13,308
        350      * Neopharm, Inc ...............................          4,854
        227      * Newtek Business Services, Inc ...............          1,205
        695      * Parexel International Corp ..................          9,695
      8,905        Paychex, Inc ................................        261,006
      1,005      * Per-Se Technologies, Inc ....................         11,286
      1,217      * Pharmaceutical Product Development, Inc .....         34,964
        500      * Pharmacopeia, Inc ...........................          4,125
        643      * PracticeWorks, Inc ..........................         12,410
        588      * PRG-Schultz International, Inc ..............          3,469
      2,137      * Quest Diagnostics, Inc ......................        136,341
      3,551      * Quintiles Transnational Corp ................         50,389
        600      * Regeneration Technologies, Inc ..............          7,974
        861      * Regeneron Pharmaceuticals, Inc ..............         13,561
        734      * Repligen Corp ...............................          3,802
        100      * Research Frontiers, Inc .....................          1,400
        460      * Resources Connection, Inc ...................         10,976
        750      * Right Management Consultants, Inc ...........          9,488
      1,199      * Savient Pharmaceuticals, Inc ................          5,563
        567      * Seattle Genetics, Inc .......................          2,920
      8,434        Servicemaster Co ............................         90,244
        140      * SFBC International, Inc .....................          2,534
        409      * Sourcecorp ..................................          8,834
        700      * Symyx Technologies, Inc .....................         11,424
        125      * Tejon Ranch Co ..............................          3,763
        900      * Telik, Inc ..................................         14,463
      1,286      * Tetra Tech, Inc .............................         22,029
        790      * Transkaryotic Therapies, Inc ................          9,117
        315      * TRC Cos, Inc ................................          4,649
        482      * Trimeris, Inc ...............................         22,018
      1,600      * Tularik, Inc ................................         15,904
      2,203      * U.S. Oncology, Inc ..........................         16,280
        596      * URS Corp ....................................         11,598
        700      * Washington Group International, Inc .........         15,372
        546      * Watson Wyatt & Co Holdings ..................         12,656
                                                                   ------------
                   TOTAL ENGINEERING AND MANAGEMENT SERVICES          2,169,555
                                                                   ------------
 ENVIRONMENTAL QUALITY AND HOUSING--0.00%
        432      * Cadiz, Inc ..................................             58
                                                                   ------------
                   TOTAL ENVIRONMENTAL QUALITY AND HOUSING                   58
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.56%
        976      * Alliant Techsystems, Inc ....................         50,664
      1,531        Ball Corp ...................................         69,676
        100        CIRCOR International, Inc ...................          1,783
      1,395        Crane Co ....................................         31,569
      3,987      * Crown Holdings, Inc .........................         28,467
      3,031        Danaher Corp ................................        206,260
        166      * Drew Industries, Inc ........................          3,021
      4,056        Fortune Brands, Inc .........................        211,723
      1,036      * Griffon Corp ................................         16,576
        100      * Gulf Island Fabrication, Inc ................          1,692
      1,044        Harsco Corp .................................         37,636
      5,932        Illinois Tool Works, Inc ....................        390,622
        489      * Intermagnetics General Corp .................          9,702
        938      * Jacuzzi Brands, Inc .........................          4,962
     13,007        Masco Corp ..................................        310,217
        339        Material Sciences Corp ......................          3,288
        356      * Mobile Mini, Inc ............................          5,813
        669      * NCI Building Systems, Inc ...................         11,172
      1,369      * Raytech Corp ................................          5,818
        849      * Shaw Group, Inc .............................         10,230
        141      * Silgan Holdings, Inc ........................          4,410
        362      * Simpson Manufacturing Co, Inc ...............         13,249
      1,508        Snap-On, Inc ................................         43,777
        324      * SPS Technologies, Inc .......................          8,761
      1,774        Stanley Works ...............................         48,962
        273        Sturm Ruger & Co, Inc .......................          2,730
      1,351      * Tower Automotive, Inc .......................          4,945
        566        Valmont Industries, Inc .....................         11,014
        963        Watts Industries, Inc (Class A) .............         17,190
                                                                   ------------
                   TOTAL FABRICATED METAL PRODUCTS                    1,565,929
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--3.49%
        400      * American Italian Pasta Co (Class A) .........         16,660
     23,251        Anheuser-Busch Cos, Inc .....................      1,186,964
     15,417        Archer Daniels Midland Co ...................        198,417
        300      * Boston Beer Co, Inc (Class A) ...............          4,320
      6,166        Campbell Soup Co ............................        151,067
     55,237        Coca-Cola Co ................................      2,563,549
      6,193        Coca-Cola Enterprises, Inc ..................        112,403
     14,457        Conagra Foods, Inc ..........................        341,185
      1,844      * Constellation Brands, Inc (Class A) .........         57,902
        780        Coors (Adolph) Co (Class B) .................         38,204
      1,011        Corn Products International, Inc ............         30,360
      1,501      * Darling International, Inc ..................          3,602
      3,723      * Dean Foods Co ...............................        117,275
      5,235      * Del Monte Foods Co ..........................         46,277
        534        Dreyer's Grand Ice Cream Holdings, Inc ......         41,983
        904        Flowers Foods, Inc ..........................         17,863
      9,851        General Mills, Inc ..........................        467,036
      9,403        H.J. Heinz Co ...............................        310,111
      2,112      * Hercules, Inc ...............................         20,909
      2,538        Hershey Foods Corp ..........................        176,797
        400      * Horizon Organic Holding Corp ................          9,532
      2,003        Hormel Foods Corp ...........................         47,471
        564      * International Multifoods Corp ...............         12,921
      1,096        Interstate Bakeries Corp ....................         13,919
        284      * J & J Snack Foods Corp ......................          8,983
      1,141        J.M. Smucker Co .............................         45,514
      6,573        Kellogg Co ..................................        225,914
      7,549        Kraft Foods, Inc (Class A) ..................        245,720
        832        Lancaster Colony Corp .......................         32,165
        991        Lance, Inc ..................................          9,048
        274      * M&F Worldwide Corp ..........................          1,973
      3,807        McCormick & Co, Inc (Non-Vote) ..............        103,550
        283      * Peets Coffee & Tea, Inc .....................          4,941

                        SEE NOTES TO FINANCIAL STATEMENTS

40  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FOOD AND KINDRED PRODUCTS--(CONTINUED)
      4,903        Pepsi Bottling Group, Inc ...................   $     98,158
      2,260        PepsiAmericas Inc ...........................         28,386
     47,425        PepsiCo, Inc ................................      2,110,413
        161        Pilgrim's Pride Corp (Class B) ..............          1,557
        708      * Ralcorp Holdings, Inc .......................         17,672
         82        Riviana Foods, Inc ..........................          2,207
        136      * Robert Mondavi Corp (Class A) ...............          3,442
         69        Sanderson Farms, Inc ........................          1,939
     21,144        Sara Lee Corp ...............................        397,719
      1,177        Sensient Technologies Corp ..................         27,059
      2,742      * Smithfield Foods, Inc .......................         62,847
        704        Tootsie Roll Industries, Inc ................         21,465
      1,164        Topps Co, Inc ...............................          9,999
      5,978        Tyson Foods, Inc (Class A) ..................         63,486
      4,395        Wrigley (Wm.) Jr Co .........................        247,131
                                                                   ------------
                   TOTAL FOOD AND KINDRED PRODUCTS                    9,758,015
                                                                   ------------
 FOOD STORES--0.43%
        287      * 7-Eleven, Inc ...............................          3,028
      9,640        Albertson's, Inc ............................        185,088
         37      * Arden Group, Inc (Class A) ..................          2,183
        229      * Great Atlantic & Pacific Tea Co, Inc ........          2,015
        636        Ingles Markets, Inc (Class A) ...............          6,424
     20,981      * Kroger Co ...................................        349,963
        747      * Panera Bread Co (Class A) ...................         29,880
        143      * Pantry, Inc .................................          1,128
      1,200      * Pathmark Stores, Inc ........................          9,180
        200     b* Penn Traffic Co .............................             40
        814        Ruddick Corp ................................         12,796
     11,918      * Safeway, Inc ................................        243,842
     10,287      * Starbucks Corp ..............................        252,237
        314        Weis Markets, Inc ...........................          9,740
      1,319      * Whole Foods Market, Inc .....................         62,692
        665      * Wild Oats Markets, Inc ......................          7,249
      1,686        Winn-Dixie Stores, Inc ......................         20,755
                                                                   ------------
                   TOTAL FOOD STORES                                  1,198,240
                                                                   ------------
 FORESTRY--0.11%
      5,924        Weyerhaeuser Co .............................        319,896
                                                                   ------------
                   TOTAL FORESTRY                                       319,896
                                                                   ------------
 FURNITURE AND FIXTURES--0.31%
        300        Bassett Furniture Industries, Inc ...........          3,984
        876        Ethan Allen Interiors, Inc ..................         30,800
      1,251      * Furniture Brands International, Inc .........         32,651
      2,198        Herman Miller, Inc ..........................         44,422
      1,381        Hillenbrand Industries, Inc .................         69,671
      1,516        HON Industries, Inc .........................         46,238
         82        Hooker Furniture Corp .......................          2,016
      2,317        Johnson Controls, Inc .......................        198,335
        620        Kimball International, Inc (Class B) ........          9,672
      1,120        La-Z-Boy, Inc ...............................         25,066
      1,671      * Lear Corp ...................................         76,899
      5,284        Leggett & Platt, Inc ........................        108,322
      7,222        Newell Rubbermaid, Inc ......................        202,216
        500      * Select Comfort Corp .........................          8,190
        170        Stanley Furniture Co, Inc ...................          4,660
      1,118        Steelcase, Inc (Class A) ....................         13,148
                                                                   ------------
                   TOTAL FURNITURE AND FIXTURES                         876,290
                                                                   ------------
 FURNITURE AND HOME FURNISHINGS STORES--0.36%
      7,834      * Bed Bath & Beyond, Inc ......................        304,038
      6,903      * Best Buy Co, Inc ............................        303,180
      5,264        Circuit City Stores, Inc (Circuit City Group)         46,323
        507      * Cost Plus, Inc ..............................         18,080
        221      * Electronics Boutique Holdings Corp ..........          5,107
        566      * Gamestop Corp ...............................          7,313
        362      * Guitar Center, Inc ..........................         10,498
        768        Haverty Furniture Cos, Inc ..................         13,440
        607      * Intertan, Inc ...............................          4,977
        949      * Linens `n Things, Inc .......................         22,406
      2,764        Pier 1 Imports, Inc .........................         56,386
      4,817        RadioShack Corp .............................        126,735
        244      * Restoration Hardware, Inc ...................          1,098
        115      * Rex Stores Corp .............................          1,393
      1,353      * The Bombay Co, Inc ..........................         14,382
        228      * Trans World Entertainment Corp ..............          1,167
        536      * Tweeter Home Entertainment Group, Inc .......          4,652
        500      * Ultimate Electronics, Inc ...................          6,410
      2,316      * Williams-Sonoma, Inc ........................         67,627
                                                                   ------------
                   TOTAL FURNITURE AND HOMEFURNISHINGS STORES         1,015,212
                                                                   ------------
 GENERAL BUILDING CONTRACTORS--0.29%
        351      * Beazer Homes U.S.A., Inc ....................         29,309
      1,623        Centex Corp .................................        126,253
      2,355        Clayton Homes, Inc ..........................         29,555
      3,110        D.R. Horton, Inc ............................         87,391
        432      * Hovnanian Enterprises, Inc (Class A) ........         25,466
      1,035        KB Home .....................................         64,149
        132        Lennar Corp .................................          9,068
      1,427        Lennar Corp (Class A) .......................        102,031
        266        M/I Schottenstein Homes, Inc ................         11,353
        512        MDC Holdings, Inc ...........................         24,748
        400      * Meritage Corp ...............................         19,704
        127      * NVR, Inc ....................................         52,197
        769      * Palm Harbor Homes, Inc ......................         14,565
      1,273        Pulte Homes, Inc ............................         78,493
        673        Ryland Group, Inc ...........................         46,706
        948        Standard-Pacific Corp .......................         31,436
      1,240      * Toll Brothers, Inc ..........................         35,104
        359        Walter Industries, Inc ......................          4,218
         94      * WCI Communities, Inc ........................          1,808
        113      * William Lyon Homes, Inc .....................          3,599
                                                                   ------------
                   TOTAL GENERAL BUILDING CONTRACTORS                   797,153
                                                                   ------------
 GENERAL MERCHANDISE STORES--2.50%
      1,037      * 99 Cents Only Stores ........................         35,590
      3,315      * Big Lots, Inc ...............................         49,858
      2,075      * BJ's Wholesale Club, Inc ....................         31,250
        215      * Brookstone, Inc .............................          4,354
        899        Casey's General Stores, Inc .................         12,712
     12,219      * Costco Wholesale Corp .......................        447,215
      2,255        Dillard's, Inc (Class A) ....................         30,375
      7,399        Dollar General Corp .........................        135,106
      2,956      * Dollar Tree Stores, Inc .....................         93,794
      4,192        Family Dollar Stores, Inc ...................        159,925
      5,098        Federated Department Stores, Inc ............        187,861
        522        Fred's, Inc .................................         19,408
      7,372        J.C. Penney Co, Inc .........................        124,218
      7,791      * Kohl's Corp .................................        400,302
      7,742        May Department Stores Co ....................        172,337
        966      * Neiman Marcus Group, Inc (Class A) ..........         35,356
      2,981      * Saks, Inc ...................................         28,916
      7,584        Sears Roebuck & Co ..........................        255,126
      1,194      * ShopKo Stores, Inc ..........................         15,522
      1,256      * Stein Mart, Inc .............................          7,523
     24,369        Target Corp .................................        922,123
        129      * Tuesday Morning Corp ........................          3,393
     71,381        Wal-Mart Stores, Inc ........................      3,831,018
                                                                   ------------
                   TOTAL GENERAL MERCHANDISE STORES                   7,003,282
                                                                   ------------
 HEALTH SERVICES--0.68%
      1,151      * Accredo Health, Inc .........................         25,092
        352      * American Healthways, Inc ....................         12,714

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  41

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH SERVICES--(CONTINUED)
        529      * Amsurg Corp .................................   $     16,135
        996      * Apria Healthcare Group, Inc .................         24,780
      2,254      * Beverly Enterprises, Inc ....................          7,889
      6,551      * Caremark Rx, Inc ............................        168,230
        336      * Chronimed, Inc ..............................          3,303
      1,259      * Community Health Systems, Inc ...............         24,286
         90      * Corvel Corp .................................          3,240
      1,026      * Coventry Health Care, Inc ...................         47,360
        941      * Cross Country Healthcare, Inc ...............         12,412
        500      * CryoLife, Inc ...............................          5,175
        240      * Curative Health Services, Inc ...............          4,080
      1,361      * DaVita, Inc .................................         36,448
        152      * Dynacq International, Inc ...................          2,554
        576      * Enzo Biochem, Inc ...........................         12,405
      1,665      * Express Scripts, Inc ........................        113,570
      2,526      * First Health Group Corp .....................         69,768
        682      * Genesis Health Ventures, Inc ................         12,037
        671      * Gentiva Health Services, Inc ................          6,039
     13,277        HCA, Inc ....................................        425,395
      6,204        Health Management Associates, Inc (Class A) .        114,464
      8,290      * Healthsouth Corp ............................          4,311
      1,018        Hooper Holmes, Inc ..........................          6,556
        165      * IMPAC Medical Systems, Inc ..................          3,445
        444      * Impath, Inc .................................          6,278
        354      * Kindred Healthcare, Inc .....................          6,315
        199      * LabOne, Inc .................................          4,290
      3,949      * Laboratory Corp of America Holdings .........        119,062
        956      * LifePoint Hospitals, Inc ....................         20,019
      3,072      * Lincare Holdings, Inc .......................         96,799
      2,373      * Manor Care, Inc .............................         59,349
        300      * Matria Healthcare, Inc ......................          5,295
        596      * MIM Corp ....................................          3,892
        175      * National Healthcare Corp ....................          3,444
        573      * Odyssey HealthCare, Inc .....................         21,201
        325      * Option Care, Inc ............................          3,747
      1,126      * Orthodontic Centers of America, Inc .........          9,019
        633      * Pediatrix Medical Group, Inc ................         22,566
      1,128      * Province Healthcare Co ......................         12,487
        500      * RehabCare Group, Inc ........................          7,325
      1,385      * Renal Care Group, Inc .......................         48,766
        414      * Select Medical Corp .........................         10,280
        100      * Specialty Laboratories, Inc .................          1,025
        470      * Sunrise Senior Living, Inc ..................         10,519
     13,216      * Tenet Healthcare Corp .......................        153,966
      1,878      * Triad Hospitals, Inc ........................         46,612
        300      * U.S. Physical Therapy, Inc ..................          3,765
        507      * United Surgical Partners International, Inc .         11,453
      1,441      * Universal Health Services, Inc (Class B) ....         57,092
        309      * VistaCare, Inc (Class A) ....................          7,512
                                                                   ------------
                   TOTAL HEALTH SERVICES                              1,913,766
                                                                   ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.01%
      1,209        Granite Construction, Inc ...................         23,164
        675      * Insituform Technologies, Inc (Class A) ......         11,934
                                                                   ------------
                   TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING             35,098
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--2.17%
        326      * 4Kids Entertainment, Inc ....................          6,064
        382        Acadia Realty Trust .........................          3,495
        336        Alabama National Bancorp ....................         16,289
         53      * Alexander's, Inc ............................          4,425
        499        Alexandria Real Estate Equities, Inc ........         22,455
        461        Allegiant Bancorp, Inc ......................          9,335
      2,701        Allied Capital Corp .........................         62,393
      2,146        AMB Property Corp ...........................         60,453
        806        Amcore Financial, Inc .......................         18,764
        138        American Land Lease, Inc ....................          2,318
        217        American Mortgage Acceptance Co .............          3,767
        394        AMLI Residential Properties Trust ...........          9,279
      2,524        Annaly Mortgage Management, Inc .............         50,253
      1,284        Anthracite Capital, Inc .....................         15,485
        852        Anworth Mortgage Asset Corp .................         13,138
      2,290        Apartment Investment & Management Co (Class A)        79,234
      2,199        Apex Mortgage Capital, Inc ..................         12,029
      4,910        Archstone-Smith Trust .......................        117,840
      1,496        Arden Realty, Inc ...........................         38,821
        700        Associated Estates Realty Corp ..............          4,599
      1,706        AvalonBay Communities, Inc ..................         72,744
        477        Bedford Property Investors, Inc .............         13,547
      1,790        Boston Properties, Inc ......................         78,402
        364      * Boykin Lodging Co ...........................          2,839
        673        Brandywine Realty Trust .....................         16,569
      1,228        BRE Properties, Inc (Class A) ...............         40,770
      1,200        Brookline Bancorp, Inc ......................         16,800
         94        BRT Realty Trust ............................          1,495
        913        Camden Property Trust .......................         31,909
        681        Capital Automotive REIT .....................         19,061
        105        Capitol Bancorp Ltd .........................          2,846
        266        Capstead Mortgage Corp ......................          2,998
      1,426        CarrAmerica Realty Corp .....................         39,657
        562        CBL & Associates Properties, Inc ............         24,166
        637        Centerpoint Properties Trust ................         39,016
        707        Chateau Communities, Inc ....................         20,920
        964        Chelsea Property Group, Inc .................         38,859
        400      * Cherokee, Inc ...............................          8,008
        398        Colonial Properties Trust ...................         14,006
      1,136        Commercial Net Lease Realty, Inc ............         19,585
        110        Community Banks, Inc ........................          3,279
      1,047        Community First Bankshares, Inc .............         28,583
        274        Connecticut Bancshares, Inc .................         10,755
      1,947        Cornerstone Realty Income Trust, Inc ........         14,233
        780        Corporate Office Properties Trust ...........         13,205
        198        Correctional Properties Trust ...............          5,544
      1,036        Cousins Properties, Inc .....................         28,904
      2,146        Crescent Real Estate Equities Co ............         35,645
        332      * Criimi MAE, Inc .............................          3,635
        702        Crown American Realty Trust .................          7,539
      1,980        Developers Diversified Realty Corp ..........         56,311
      3,497        Duke Realty Corp ............................         96,342
        437        Eastgroup Properties, Inc ...................         11,799
        463        Entertainment Properties Trust ..............         13,311
      1,440        Equity Inns, Inc ............................          9,936
     11,276        Equity Office Properties Trust ..............        304,565
        800        Equity One, Inc .............................         13,120
      7,352        Equity Residential ..........................        190,784
        446        Essex Property Trust, Inc ...................         25,534
        335        F & M Bancorp ...............................         16,522
      1,174        Federal Realty Investment Trust .............         37,568
      1,200      * FelCor Lodging Trust, Inc ...................          9,420
        200        First Defiance Financial Corp ...............          3,968
        378        First Indiana Corp ..........................          6,471
      1,043        First Industrial Realty Trust, Inc ..........         32,959
        380        First Niagara Financial Group, Inc ..........          5,305
        175        First Place Financial Corp ..................          3,031
      2,419        Fremont General Corp ........................         33,140
      2,425        Friedman Billings Ramsey Group, Inc .........         32,495
        660        Gables Residential Trust ....................         19,952
      1,549        General Growth Properties, Inc ..............         96,720
        410        German American Bancorp .....................          7,155
        236        Gladstone Capital Corp ......................          4,869
        465        Glenborough Realty Trust, Inc ...............          8,905

                        SEE NOTES TO FINANCIAL STATEMENTS

42  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
        789        Glimcher Realty Trust .......................   $     17,674
        381        Great Lakes REIT ............................          6,096
      1,283        Greater Bay Bancorp .........................         26,353
        280      * Hawthorne Financial Corp ....................          9,705
      1,543        Health Care Property Investors, Inc .........         65,346
      1,106        Health Care REIT, Inc .......................         33,733
      1,051        Healthcare Realty Trust, Inc ................         30,637
        546        Heritage Property Investment Trust ..........         14,786
      1,424        Highwoods Properties, Inc ...................         31,755
        752        Home Properties of New York, Inc ............         26,500
      1,656        Hospitality Properties Trust ................         51,750
      6,320      * Host Marriott Corp ..........................         57,828
      3,294        HRPT Properties Trust .......................         30,305
      1,539        IMPAC Mortgage Holdings, Inc ................         25,686
      1,496        Independence Community Bank Corp ............         42,217
        331        Innkeepers U.S.A. Trust .....................          2,251
      1,000        Investors Real Estate Trust .................         10,790
      1,322        iStar Financial, Inc ........................         48,253
        500        Keystone Property Trust .....................          9,255
        705        Kilroy Realty Corp ..........................         19,388
      2,455        Kimco Realty Corp ...........................         93,045
        567        Koger Equity, Inc ...........................          9,769
        571        Kramont Realty Trust ........................          9,422
      3,582      * La Quinta Corp ..............................         15,438
        631        LaSalle Hotel Properties ....................          9,326
        840        Lexington Corporate Properties Trust ........         14,868
      1,952        Liberty Property Trust ......................         67,539
        677      * Local Financial Corp ........................          9,776
        355        LTC Properties, Inc .........................          3,390
      1,293        Macerich Co .................................         45,423
      1,212        Mack-Cali Realty Corp .......................         44,093
        476        Manufactured Home Communities, Inc ..........         16,712
         52        MASSBANK Corp ...............................          1,881
        980      * Meristar Hospitality Corp ...................          5,037
      1,575        MFA Mortgage Investments, Inc ...............         15,813
        600        Mid Atlantic Realty Trust ...................         12,564
        569        Mid-America Apartment Communities, Inc ......         15,369
        899        Mills Corp ..................................         30,161
        408        Mission West Properties, Inc ................          4,639
        913        National Health Investors, Inc ..............         16,836
        200        National Health Realty, Inc .................          3,198
      1,374        Nationwide Health Properties, Inc ...........         21,888
      2,433        New Plan Excel Realty Trust .................         51,945
        600        Newcastle Investment Corp ...................         11,748
        266        Novastar Financial, Inc .....................         15,894
        396        Oriental Financial Group, Inc ...............         10,173
        460        Pacific Northwest Bancorp ...................         15,990
      1,070        Pan Pacific Retail Properties, Inc ..........         42,105
        230        Parkway Properties, Inc .....................          9,672
        493        Pennsylvania Real Estate Investment Trust ...         14,765
      4,929        Plum Creek Timber Co, Inc ...................        127,908
      3,619        Popular, Inc ................................        139,657
        167        Port Financial Corp .........................          8,998
        848        Post Properties, Inc ........................         22,472
        929        Prentiss Properties Trust ...................         27,861
        549      * Price Legacy Corp ...........................          2,059
        200        PrivateBancorp, Inc .........................          5,454
      4,323        Prologis ....................................        118,018
        450        Prosperity Bancshares, Inc ..................          8,663
        100        Provident Bancorp, Inc ......................          3,210
        437        PS Business Parks, Inc ......................         15,426
      2,659        Public Storage, Inc .........................         90,060
        200      * Quaker City Bancorp, Inc ....................          8,210
        531        RAIT Investment Trust .......................         14,072
        311        Ramco-Gershenson Properties .................          7,246
        901        Realty Income Corp ..........................         34,310
      1,477        Reckson Associates Realty Corp ..............         30,810
        328        Redwood Trust, Inc ..........................         13,090
        575        Regency Centers Corp ........................         20,114
        994        RFS Hotel Investors, Inc ....................         12,246
      2,127        Rouse Co ....................................         81,039
        404        Sandy Spring Bancorp, Inc ...................         12,766
        340        Saul Centers, Inc ...........................          8,704
      1,322        Senior Housing Properties Trust .............         17,926
        909        Shurgard Storage Centers, Inc (Class A) .....         30,070
      3,794        Simon Property Group, Inc ...................        148,080
        310        Sizeler Property Investors ..................          3,178
        735        SL Green Realty Corp ........................         25,644
        372        Sovran Self Storage, Inc ....................         11,718
        278        Suffolk Bancorp .............................          8,952
        815        Summit Properties, Inc ......................         16,830
        366        Sun Communities, Inc ........................         14,384
        195        Superior Financial Corp .....................          4,680
      1,039        Susquehanna Bancshares, Inc .................         24,261
        220        Tanger Factory Outlet Centers, Inc ..........          7,278
      1,181        Taubman Centers, Inc ........................         22,628
      1,600        Thornburg Mortgage, Inc .....................         39,520
        202        Tompkins Trustco, Inc .......................          9,019
        559        Town & Country Trust ........................         12,997
      2,931        Trizec Properties, Inc ......................         33,325
        558        U.S. Restaurant Properties, Inc .............          8,761
      2,788        United Dominion Realty Trust, Inc ...........         48,009
        149        United Mobile Homes, Inc ....................          2,259
        625        United National Bancorp .....................         17,244
        288        Universal Health Realty Income Trust ........          7,776
        562        Urstadt Biddle Properties, Inc (Class A) ....          7,227
      1,792        Ventas, Inc .................................         27,149
      1,922        Vornado Realty Trust ........................         83,799
     26,038        Washington Mutual, Inc ......................      1,075,369
      1,205        Washington Real Estate Investment Trust .....         32,776
        832        Waypoint Financial Corp .....................         15,009
      1,201        Weingarten Realty Investors .................         50,322
        300        Westfield Financial, Inc ....................          5,643
        600        Winston Hotels, Inc .........................          4,902
                                                                   ------------
                   TOTAL HOLDING AND OTHER INVESTMENT OFFICES         6,074,052
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--0.26%
        596      * Ameristar Casinos, Inc ......................         12,725
        820      * Boca Resorts, Inc (Class A) .................         10,660
        836      * Boyd Gaming Corp ............................         14,429
        506      * Choice Hotels International, Inc ............         13,819
      2,002      * Extended Stay America, Inc ..................         27,007
      8,742        Hilton Hotels Corp ..........................        111,810
      1,055        Mandalay Resort Group .......................         33,602
        485        Marcus Corp .................................          7,251
      5,180        Marriott International, Inc (Class A) .......        199,016
      1,930      * MGM Mirage ..................................         65,967
      7,688      * Park Place Entertainment Corp ...............         69,884
        788      * Pinnacle Entertainment, Inc .................          5,358
        684      * Prime Hospitality Corp ......................          4,590
      5,330        Starwood Hotels & Resorts Worldwide, Inc ....        152,385
         84      * Vail Resorts, Inc ...........................          1,131
                                                                   ------------
                   TOTAL HOTELS AND OTHER LODGING PLACES                729,634
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.64%
     10,450        3M Co .......................................      1,347,841
        128      * Aaon, Inc ...................................          2,371
        284      * Actuant Corp ................................         13,439
      2,884      * Adaptec, Inc ................................         22,438
      1,946      * Advanced Digital Information Corp ...........         19,441
      1,724      * AGCO Corp ...................................         29,446

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  43

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
        100        Alamo Group, Inc ............................   $      1,222
      1,577      * American Standard Cos, Inc ..................        116,588
        126        Ampco-Pittsburgh Corp .......................          1,688
      9,719      * Apple Computer, Inc .........................        185,827
     44,166      * Applied Materials, Inc ......................        700,473
        455      * Astec Industries, Inc .......................          3,968
        177      * ASV, Inc ....................................          2,574
        613      * Asyst Technologies, Inc .....................          4,101
      1,283      * Avocent Corp ................................         38,400
      3,144      * Axcelis Technologies, Inc ...................         19,241
      9,104        Baker Hughes, Inc ...........................        305,621
        105        BHA Group Holdings, Inc .....................          2,080
      2,219        Black & Decker Corp .........................         96,416
        472        Black Box Corp ..............................         17,086
        581        Briggs & Stratton Corp ......................         29,341
        985      * Brooks Automation, Inc ......................         11,170
        328        Cascade Corp ................................          5,707
      9,226        Caterpillar, Inc ............................        513,519
      4,647      * Cirrus Logic, Inc ...........................         18,681
    193,857      * Cisco Systems, Inc ..........................      3,216,088
        725      * Computer Network Technology Corp ............          5,873
        795      * Concurrent Computer Corp ....................          2,321
      1,197      * Cooper Cameron Corp .........................         60,305
      1,755      * Cray, Inc ...................................         13,865
        873        Cummins, Inc ................................         31,332
        361      * Cuno, Inc ...................................         13,039
      1,106      * Cymer, Inc ..................................         35,403
      6,356        Deere & Co ..................................        290,469
     60,817      * Dell Computer Corp ..........................      1,943,711
      1,967        Diebold, Inc ................................         85,073
      1,036        Donaldson Co, Inc ...........................         46,050
        700      * Dot Hill Systems Corp .......................          9,170
      5,367        Dover Corp ..................................        160,795
         88      * Dril-Quip, Inc ..............................          1,602
      1,852        Eaton Corp ..................................        145,586
      1,285      * Electronics For Imaging, Inc ................         26,073
     59,651      * EMC Corp ....................................        624,546
      2,118      * Emulex Corp .................................         48,227
        310        Engineered Support Systems, Inc .............         12,974
        549      * EnPro Industries, Inc .......................          5,869
        565      * Esterline Technologies Corp .................          9,837
        448      * FalconStor Software, Inc ....................          2,997
        309      * Fargo Electronics, Inc ......................          3,007
      1,741      * Flowserve Corp ..............................         34,245
      1,496      * FMC Technologies, Inc .......................         31,491
        498      * Gardner Denver, Inc .........................         10,189
      4,985      * Gateway, Inc ................................         18,195
        100      * General Binding Corp ........................          1,200
        303      * Global Power Equipment Group, Inc ...........          1,409
        100        Gorman-Rupp Co ..............................          2,400
      1,250        Graco, Inc ..................................         40,000
      2,416      * Grant Prideco, Inc ..........................         28,388
     76,747        Hewlett-Packard Co ..........................      1,634,711
        465      * Hydril Co ...................................         12,671
        462      * Hypercom Corp ...............................          1,917
        680        IDEX Corp ...................................         24,643
        885      * InFocus Corp ................................          4,177
     43,647        International Business Machines Corp 3,600,878
      2,334        International Game Technology ...............        238,838
      1,363      * Iomega Corp .................................         14,448
      2,392        ITT Industries, Inc .........................        156,580
      2,066        JLG Industries, Inc .........................         14,049
      1,390      * Joy Global, Inc .............................         20,530
        277      * Kadant, Inc .................................          5,194
        816        Kaydon Corp .................................         16,973
        926        Kennametal, Inc .............................         31,336
      1,778      * Kulicke & Soffa Industries, Inc .............         11,361
      3,647      * Lam Research Corp ...........................         66,412
      1,100        Lennox International, Inc ...................         14,157
      3,532      * Lexmark International, Inc ..................        249,960
      1,041        Lincoln Electric Holdings, Inc ..............         21,247
        347        Lindsay Manufacturing Co ....................          8,057
        200        Lufkin Industries, Inc ......................          4,870
        798        Manitowoc Co, Inc ...........................         17,795
      5,987      * Maxtor Corp .................................         44,962
         81      * Mestek, Inc .................................          1,458
        427      * Micros Systems, Inc .........................         14,082
        218        Milacron, Inc ...............................          1,066
      1,084        Modine Manufacturing Co .....................         20,997
        108        Nacco Industries, Inc (Class A) .............          6,366
      1,950      * National-Oilwell, Inc .......................         42,900
      8,087      * Network Appliance, Inc ......................        131,090
        606        Nordson Corp ................................         14,453
        900      * Oil States International, Inc ...............         10,890
        300      * Omnicell, Inc ...............................          3,072
        300      * Overland Storage, Inc .......................          6,102
      2,890        Pall Corp ...................................         65,025
        896      * Palm, Inc ...................................         14,578
      3,112        Parker Hannifin Corp ........................        130,673
        628      * Paxar Corp ..................................          6,908
      1,283        Pentair, Inc ................................         50,114
      6,496        Pitney Bowes, Inc ...........................        249,511
        568      * Planar Systems, Inc .........................         11,110
        703      * Presstek, Inc ...............................          4,380
        590      * ProQuest Co .................................         15,222
      3,577      * Quantum Corp ................................         14,487
        700      * Rainbow Technologies, Inc ...................          5,887
      5,027      * Riverstone Networks, Inc ....................          5,932
        115        Robbins & Myers, Inc ........................          2,128
      1,533      * Sandisk Corp ................................         61,857
         45        Sauer-Danfoss, Inc ..........................            484
        234        Schawk, Inc .................................          2,452
      2,129      * Scientific Games Corp (Class A) .............         20,013
        200      * Semitool, Inc ...............................            986
        430      * Sigma Designs, Inc ..........................          4,670
      4,192      * Silicon Graphics, Inc .......................          4,779
      2,754      * Smith International, Inc ....................        101,182
     23,284      * Solectron Corp ..............................         87,082
      1,998      * SPX Corp ....................................         88,032
        344        Standex International Corp ..................          7,224
        805        Stewart & Stevenson Services, Inc ...........         12,679
      2,951      * Storage Technology Corp .....................         75,959
      2,016      * Surebeam Corp (Class A) .....................          5,342
      5,773        Symbol Technologies, Inc ....................         75,107
        367        Tecumseh Products Co (Class A) ..............         14,060
        234        Tennant Co ..................................          8,600
      1,193      * Terex Corp ..................................         23,287
        546        Thomas Industries, Inc ......................         14,769
      1,676        Timken Co ...................................         29,347
        670        Toro Co .....................................         26,633
        810      * Ultratech, Inc ..............................         14,977
        902      * UNOVA, Inc ..................................         10,012
        647      * Veeco Instruments, Inc ......................         11,018
      5,286      * Western Digital Corp ........................         54,446
        300        Woodward Governor Co ........................         12,900
     19,461      * Xerox Corp ..................................        206,092
      1,039        York International Corp .....................         24,313
        649      * Zebra Technologies Corp (Class A) ...........         48,798
                                                                   ------------
                   TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT          18,561,705
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

44  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 INSTRUMENTS AND RELATED PRODUCTS--2.74%
        652      * Aclara BioSciences, Inc .....................   $      2,758
        436      * Advanced Medical Optics, Inc ................          7,434
        325      * Advanced Neuromodulation Systems, Inc .......         16,825
     12,358      * Agilent Technologies, Inc ...................        241,599
        900      * Aksys Ltd ...................................         11,655
        405      * Alaris Medical Systems, Inc .................          5,245
      1,500      * Align Technology, Inc .......................         18,825
        968      * American Medical Systems Holdings, Inc ......         16,330
        223        Analogic Corp ...............................         10,873
      5,435        Applera Corp (Applied Biosystems Group) .....        103,428
        228        Arrow International, Inc ....................         10,066
        700      * Arthrocare Corp .............................         11,732
        249      * Aspect Medical Systems, Inc .................          1,838
      1,433        Bard (C.R.), Inc ............................        102,187
      1,384        Bausch & Lomb, Inc ..........................         51,900
     16,220        Baxter International, Inc ...................        421,720
      1,704        Beckman Coulter, Inc ........................         69,251
      6,888        Becton Dickinson & Co .......................        267,599
        171        BEI Technologies, Inc .......................          2,052
        506      * Biolase Technology, Inc .....................          5,429
      7,306        Biomet, Inc .................................        209,390
        432      * Bio-Rad Laboratories, Inc (Class A) .........         23,911
      8,543      * Boston Scientific Corp ......................        521,977
        464      * Bruker AXS, Inc .............................          1,424
        154      * Bruker Daltonics, Inc .......................            821
        207      * Candela Corp ................................          2,385
        182      * Cantel Medical Corp .........................          2,442
      1,382      * Cardiac Science, Inc ........................          3,704
        800      * Cardiodynamics International Corp ...........          2,728
        757      * Cepheid, Inc ................................          3,740
        394      * Cerus Corp ..................................          2,967
        366      * Cholestech Corp .............................          3,612
        124      * Closure Medical Corp ........................          2,341
        831      * Cognex Corp .................................         18,573
        793      * Coherent, Inc ...............................         18,778
        475        Cohu, Inc ...................................          7,410
        100      * Cole National Corp ..........................          1,252
        465      * Conceptus, Inc ..............................          6,533
        200      * Concord Camera Corp .........................          1,418
        987      * Conmed Corp .................................         18,023
        830        Cooper Cos, Inc .............................         28,859
      2,029      * Credence Systems Corp .......................         17,186
        867      * Cyberonics, Inc .............................         18,649
      3,208      * Cytyc Corp ..................................         33,748
        446        Datascope Corp ..............................         13,242
      1,855        Dentsply International, Inc .................         75,870
        360      * Dionex Corp .................................         14,310
        626      * DRS Technologies, Inc .......................         17,478
      7,990        Eastman Kodak Co ............................        218,527
        656        EDO Corp ....................................         11,611
      1,637      * Edwards Lifesciences Corp ...................         52,613
        200      * Endocare, Inc ...............................            820
        300      * ESCO Technologies, Inc ......................         13,200
        159      * Exactech, Inc ...............................          2,290
        245      * Excel Technology, Inc .......................          5,593
        515      * FEI Co ......................................          9,661
      1,651      * Fisher Scientific International, Inc ........         57,620
        885      * Flir Systems, Inc ...........................         26,683
        475      * Fossil, Inc .................................         11,191
      8,239        Guidant Corp ................................        365,729
        364      * Haemonetics Corp ............................          6,807
        564      * Hanger Orthopedic Group, Inc ................          6,458
        463      * Herley Industries, Inc ......................          7,862
        463      * Hologic, Inc ................................          6,102
        283      * ICU Medical, Inc ............................          8,815
        474      * Igen International, Inc .....................         14,884
        300      * Ii-Vi, Inc ..................................          6,924
        478      * Inamed Corp .................................         25,664
      1,170      * Input/Output, Inc ...........................          6,295
        454      * Integra LifeSciences Holding ................         11,977
         96      * Integrated Defense Technology, Inc ..........          1,489
        436      * Interpore International .....................          5,550
        475      * Intuitive Surgical, Inc .....................          3,601
        737        Invacare Corp ...............................         24,321
        458      * Invision Technologies, Inc ..................         11,487
        461      * Ionics, Inc .................................         10,313
        414      * I-Stat Corp .................................          3,722
        593      * Itron, Inc ..................................         12,785
        295      * Ixia ........................................          1,897
        328        Keithley Instruments, Inc ...................          4,740
        207      * Kensey Nash Corp ............................          5,415
      5,043      * KLA-Tencor Corp .............................        234,449
        261      * KVH Industries, Inc .........................          6,455
        393      * Kyphon, Inc .................................          5,942
        351      * Laserscope ..................................          2,804
      1,600      * Lexar Media, Inc ............................         15,264
      1,106      * LTX Corp ....................................          9,534
        208      * Medical Action Industries, Inc ..............          3,397
     32,628        Medtronic, Inc ..............................      1,565,165
      1,244        Mentor Corp .................................         24,109
        457      * Merit Medical Systems, Inc ..................          9,131
        988      * Mettler-Toledo International, Inc ...........         36,210
        267      * Micro Therapeutics, Inc .....................          1,132
      1,270      * Millipore Corp ..............................         56,350
        124        Mine Safety Appliances Co ...................          5,409
        454      * MKS Instruments, Inc ........................          8,204
        369      * Molecular Devices Corp ......................          5,871
        412        Movado Group, Inc ...........................          8,961
        379        MTS Systems Corp ............................          5,586
      1,300      * Newport Corp ................................         19,240
        438      * Novoste Corp ................................          2,628
        609      * Oakley, Inc .................................          7,168
        432      * Ocular Sciences, Inc ........................          8,575
      1,941      * Orbital Sciences Corp .......................         14,169
        883      * Orthologic Corp .............................          4,053
        411      * Osteotech, Inc ..............................          5,585
      2,747        PerkinElmer, Inc ............................         37,936
        500      * Photon Dynamics, Inc ........................         13,815
      1,605      * Pinnacle Systems, Inc .......................         17,174
        500      * Possis Medical, Inc .........................          6,860
     10,753        Raytheon Co .................................        353,129
        912      * Resmed, Inc .................................         35,750
        924      * Respironics, Inc ............................         34,668
        166      * Retractable Technologies, Inc ...............          1,409
      4,237        Rockwell Automation, Inc ....................        101,010
        311      * Rofin-Sinar Technologies, Inc ...............          4,373
        702        Roper Industries, Inc .......................         26,114
        100      * Rudolph Technologies, Inc ...................          1,596
        649      * Sola International, Inc .....................         11,293
        321      * Sonic Solutions, Inc ........................          2,767
        600      * SonoSite, Inc ...............................         11,970
      4,712      * St. Jude Medical, Inc .......................        270,940
        459      * Staar Surgical Co ...........................          5,324
      1,732      * Steris Corp .................................         39,992
      3,616        Stryker Corp ................................        250,842
      1,164      * Sybron Dental Specialties, Inc ..............         27,470
        227      * Synovis Life Technologies, Inc ..............          4,517
        100        Sypris Solutions, Inc .......................          1,033
      1,052      * Techne Corp .................................         31,918

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  45

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
      2,334      * Tektronix, Inc ..............................   $     50,414
        973        Teleflex, Inc ...............................         41,401
      5,161      * Teradyne, Inc ...............................         89,337
        799      * Theragenics Corp ............................          3,436
        647      * Therasense, Inc .............................          6,470
      4,461      * Thermo Electron Corp ........................         93,770
      1,349      * Thoratec Corp ...............................         20,100
        850      * Trimble Navigation Ltd ......................         19,491
        447      * TriPath Imaging, Inc ........................          3,053
        152        United Industrial Corp ......................          2,478
      1,831      * Varian Medical Systems, Inc .................        105,411
        804      * Varian, Inc .................................         27,875
        351      * Ventana Medical Systems, Inc ................          9,540
        605      * Viasys Healthcare, Inc ......................         12,524
      1,613      * Visx, Inc ...................................         27,986
        240      * Vital Images, Inc ...........................          4,411
         81        Vital Signs, Inc ............................          2,103
        450      * Vivus, Inc ..................................          2,313
      3,168      * Waters Corp .................................         92,284
        214      * Wright Medical Group, Inc ...................          4,066
        544        X-Rite, Inc .................................          5,391
        300      * Young Innovations, Inc ......................          8,550
      5,259      * Zimmer Holdings, Inc ........................        236,918
        300      * Zoll Medical Corp ...........................         10,068
        424      * Zygo Corp ...................................          3,392
                                                                   ------------
                   TOTAL INSTRUMENTS AND RELATED PRODUCTS             7,654,236
                                                                   ------------
 INSURANCE AGENTS, BROKERS AND SERVICES--0.39%
      7,363        AON Corp ....................................        177,301
      1,468        Brown & Brown, Inc ..........................         47,710
        194      * Clark, Inc ..................................          2,318
        364        Crawford & Co (Class B) .....................          1,787
      2,179        Gallagher (Arthur J.) & Co ..................         59,269
      1,098        Hilb, Rogal & Hamilton Co ...................         37,376
     14,704        Marsh & McLennan Cos, Inc ...................        750,933
                                                                   ------------
                   TOTAL INSURANCE AGENTS, BROKERS AND SERVICES       1,076,694
                                                                   ------------
 INSURANCE CARRIERS--4.46%
        637        21st Century Insurance Group ................          9,109
      2,009      * AdvancePCS ..................................         76,804
      3,898        Aetna, Inc ..................................        234,660
     14,038        Aflac, Inc ..................................        431,669
      1,285        Alfa Corp ...................................         16,332
        181      * Alleghany Corp ..............................         34,571
      1,304      * Allmerica Financial Corp ....................         23,459
     18,906        Allstate Corp ...............................        673,999
      2,247        Ambac Financial Group, Inc ..................        148,864
        814        American Financial Group, Inc ...............         18,559
     61,649        American International Group, Inc ...........      3,401,792
        307      * American Medical Security Group, Inc ........          5,864
        241        American National Insurance Co ..............         20,821
        300      * American Physicians Capital, Inc ............          7,275
        531      * AMERIGROUP Corp .............................         19,753
      1,053        AmerUs Group Co .............................         29,684
      3,793      * Anthem, Inc .................................        292,630
        463      * Argonaut Group, Inc .........................          5,709
        437        Baldwin & Lyons, Inc (Class B) ..............         10,379
      1,217        Berkley (W.R.) Corp .........................         64,136
        268      * Centene Corp ................................         10,425
      4,403        Chubb Corp ..................................        264,180
      3,505        Cigna Corp ..................................        164,525
      3,702        Cincinnati Financial Corp ...................        137,307
      1,130      * Citizens, Inc ...............................          8,215
        643      * CNA Financial Corp ..........................         15,818
        362      * CNA Surety Corp .............................          3,566
        453      * Cobalt Corp .................................          9,309
        659        Commerce Group, Inc .........................         23,856
        357        Delphi Financial Group, Inc (Class A) .......         16,708
         88        Donegal Group, Inc ..........................          1,190
        670        Erie Indemnity Co (Class A) .................         27,638
        579        FBL Financial Group, Inc (Class A) ..........         11,667
      3,712        Fidelity National Financial, Inc ............        114,181
        213        Financial Industries Corp ...................          3,140
      1,910        First American Corp .........................         50,329
        101        Great American Financial Resources, Inc .....          1,324
        695        Harleysville Group, Inc .....................         15,999
      6,689        Hartford Financial Services Group, Inc ......        336,858
      1,772        HCC Insurance Holdings, Inc .................         52,398
      2,613      * Health Net, Inc .............................         86,098
        415      * HealthExtras, Inc ...........................          3,245
        887        Horace Mann Educators Corp ..................         14,307
      4,596      * Humana, Inc .................................         69,400
        100        Independence Holding Co .....................          2,111
      3,957        Jefferson-Pilot Corp ........................        164,057
      8,035        John Hancock Financial Services, Inc ........        246,916
         91        Kansas City Life Insurance Co ...............          3,898
        621        Landamerica Financial Group, Inc ............         29,498
      1,050        Leucadia National Corp ......................         38,976
      4,736        Lincoln National Corp .......................        168,744
      3,625        Loews Corp ..................................        171,426
        215      * Markel Corp .................................         55,040
      4,022        MBIA, Inc ...................................        196,073
        653        Mercury General Corp ........................         29,809
      8,124        MetLife, Inc ................................        230,072
      2,278        MGIC Investment Corp ........................        106,246
      1,245      * Mid Atlantic Medical Services, Inc ..........         65,114
        306        Midland Co ..................................          6,796
      1,202        MONY Group, Inc .............................         32,394
         29      * National Western Life Insurance Co (Class A)           3,202
        583        Nationwide Financial Services, Inc (Class A)          18,948
        300      * Navigators Group, Inc .......................          8,946
        329        Odyssey Re Holdings Corp ....................          6,942
      1,397      * Ohio Casualty Corp ..........................         18,412
      3,257        Old Republic International Corp .............        111,617
      2,407      * Oxford Health Plans, Inc ....................        101,166
      1,041      * Pacificare Health Systems, Inc ..............         51,353
        403      * Philadelphia Consolidated Holding Corp ......         16,281
      2,772        Phoenix Cos, Inc ............................         25,031
         90      * Pico Holdings, Inc ..........................          1,170
      1,362        PMA Capital Corp (Class A) ..................         17,120
      2,334        PMI Group, Inc ..............................         62,645
        370        Presidential Life Corp ......................          5,221
      7,711        Principal Financial Group ...................        248,680
        596      * ProAssurance Corp ...........................         16,086
      5,136        Progressive Corp ............................        375,442
      1,741        Protective Life Corp ........................         46,572
     14,934        Prudential Financial, Inc ...................        502,529
      2,430        Radian Group, Inc ...........................         89,060
        534        Reinsurance Group of America, Inc ...........         17,141
        488        RLI Corp ....................................         16,055
      3,750        Safeco Corp .................................        132,300
        603        Selective Insurance Group, Inc ..............         15,105
        625      * Sierra Health Services, Inc .................         12,500
      5,983        St. Paul Cos, Inc ...........................        218,439
        848        Stancorp Financial Group, Inc ...............         44,283
        374        State Auto Financial Corp ...................          8,396
        432      * Stewart Information Services Corp ...........         12,031
      3,201        Torchmark Corp ..............................        119,237
        539        Transatlantic Holdings, Inc .................         37,272
      6,879        Travelers Property Casualty Corp (Class A) ..        109,376
     15,830        Travelers Property Casualty Corp (Class B) ..        249,639

                        SEE NOTES TO FINANCIAL STATEMENTS

46  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

 INSURANCE CARRIERS--(CONTINUED)
        205      * Triad Guaranty, Inc .........................   $      7,780
        928      * UICI ........................................         13,985
        199        United Fire & Casualty Co ...................          6,466
     14,650        UnitedHealth Group, Inc .....................        736,163
      1,033        Unitrin, Inc ................................         28,015
        320      * Universal American Financial Corp ...........          2,038
      8,025        UnumProvident Corp ..........................        107,615
      3,880      * Wellpoint Health Networks, Inc ..............        327,084
         19        Wesco Financial Corp ........................          5,928
        128        Zenith National Insurance Corp ..............          3,648
                                                                   ------------
                   TOTAL INSURANCE CARRIERS                          12,471,841
                                                                   ------------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.00%
        100      * Wackenhut Corrections Corp ..................          1,371
                                                                   ------------
                   TOTAL JUSTICE, PUBLIC ORDER AND SAFETY                 1,371
                                                                   ------------
 LEATHER AND LEATHER PRODUCTS--0.08%
        469        Brown Shoe Co, Inc ..........................         13,976
      2,439      * Coach, Inc ..................................        121,316
        324        K-Swiss, Inc (Class A) ......................         11,184
        887      * Maxwell Shoe Co, Inc (Class A) ..............         12,773
        268      * Steven Madden Ltd ...........................          5,853
        513      * Timberland Co (Class A) .....................         27,117
         50        Weyco Group, Inc ............................          2,301
      1,071        Wolverine World Wide, Inc ...................         20,627
                                                                   ------------
                   TOTAL LEATHER AND LEATHER PRODUCTS                   215,147
                                                                   ------------
 LEGAL SERVICES--0.00%
        173      * Pre-Paid Legal Services, Inc ................          4,244
                                                                   ------------
                   TOTAL LEGAL SERVICES                                   4,244
                                                                   ------------
 LUMBER AND WOOD PRODUCTS--0.08%
         87        American Woodmark Corp ......................          4,051
      3,353      * Champion Enterprises, Inc ...................         17,369
        147        Deltic Timber Corp ..........................          4,182
      6,852        Georgia-Pacific Corp ........................        129,845
        400      * Modtech Holdings, Inc .......................          3,676
      1,168        Rayonier, Inc ...............................         38,544
        134        Skyline Corp ................................          4,020
        455        Universal Forest Products, Inc ..............          9,528
                                                                   ------------
                   TOTAL LUMBER AND WOOD PRODUCTS                       211,215
                                                                   ------------
 METAL MINING--0.18%
        231      * Cleveland-Cliffs, Inc .......................          4,123
      3,981      * Coeur D'alene Mines Corp ....................          5,534
      1,728        Freeport-McMoRan Copper & Gold, Inc (Class A)         42,336
      4,323      * Hecla Mining Co .............................         18,286
      9,658        Newmont Mining Corp .........................        313,499
      2,243      * Phelps Dodge Corp ...........................         85,997
        429        Royal Gold, Inc .............................          9,219
        717        Southern Peru Copper Corp ...................         10,970
        842      * Stillwater Mining Co ........................          4,328
                                                                   ------------
                   TOTAL METAL MINING                                   494,292
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.16%
        870        Blyth, Inc ..................................         23,664
      1,530        Callaway Golf Co ............................         20,227
        400      * Daktronics, Inc. ............................          6,540
      3,426        Hasbro, Inc .................................         59,921
      2,086      * Identix, Inc ................................         13,246
        815      * Jakks Pacific, Inc ..........................         10,831
      1,500      * K2, Inc .....................................         18,375
        492      * Leapfrog Enterprises, Inc ...................         15,651
        400      * Lydall, Inc .................................          4,280
     11,774        Mattel, Inc .................................        222,764
        699        Nautilus Group, Inc .........................          8,668
        652        Oneida Ltd ..................................          4,401
        300        Penn Engineering & Manufacturing Corp .......          4,095
        360      * RC2 Corp ....................................          6,124
        239        Russ Berrie & Co, Inc .......................          8,726
        447      * Shuffle Master, Inc .........................         13,137
         33      * Steinway Musical Instruments, Inc ...........            508
        663      * Yankee Candle Co, Inc .......................         15,395
                                                                   ------------
                   TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         456,553
                                                                   ------------
 MISCELLANEOUS RETAIL--1.08%
        505      * 1-800-Flowers.com, Inc (Class A) ............          4,161
        164      * AC Moore Arts & Crafts, Inc .................          3,285
        918      * Alloy, Inc ..................................          5,921
      5,936      * Amazon.Com, Inc .............................        216,605
      1,203      * Barnes & Noble, Inc .........................         27,729
        109        Blair Corp ..................................          2,420
        294      * Blue Rhino Corp .............................          3,525
      2,094      * Borders Group, Inc ..........................         36,875
        596        Cash America International, Inc .............          7,879
        615      * Coldwater Creek, Inc ........................          7,583
     10,568        CVS Corp ....................................        296,221
        339      * Dick's Sporting Goods, Inc ..................         12,435
      1,400      * Drugstore.Com, Inc ..........................          8,176
        620      * Duane Reade, Inc ............................          9,145
      5,628      * eBay, Inc ...................................        586,325
        100      * Finlay Enterprises, Inc .....................          1,655
        300        Friedman's, Inc (Class A) ...................          3,411
        142      * Galyans Trading Co, Inc .....................          2,036
         86      * Gart Sports Co ..............................          2,439
        600        Hancock Fabrics, Inc ........................          9,690
        185      * Hibbett Sporting Goods, Inc .................          6,094
        550      * Jill (J.) Group, Inc ........................          9,262
        396      * Jo-Ann Stores, Inc (Class A) ................         10,019
      1,017        Longs Drug Stores Corp ......................         16,882
        796      * Marvel Enterprises, Inc .....................         15,204
      1,710        Michaels Stores, Inc ........................         65,083
        682      * MSC Industrial Direct Co (Class A) ..........         12,208
      8,639      * Office Depot, Inc ...........................        125,352
      3,127      * OfficeMax, Inc ..............................         20,482
      2,039        Omnicare, Inc ...............................         68,898
        200      * Party City Corp .............................          2,054
        121      * PC Connection, Inc ..........................            823
        298      * Petco Animal Supplies, Inc ..................          6,479
      3,711        Petsmart, Inc ...............................         61,862
        419      * Priceline.com, Inc ..........................          9,381
     10,186      * Rite Aid Corp ...............................         45,328
        251      * Sharper Image Corp ..........................          6,845
        981      * Stamps.com, Inc .............................          4,709
     12,648      * Staples, Inc ................................        232,091
        900      * Summit America Television, Inc ..............          2,601
        648      * The Sports Authority, Inc ...................          6,934
      2,825        Tiffany & Co ................................         92,321
      5,266      * Toys "R" Us, Inc ............................         63,824
        394      * Valuevision International, Inc (Class A) ....          5,370
     27,516        Walgreen Co .................................        828,232
        153      * Whitehall Jewellers, Inc ....................          1,388
        253        World Fuel Services Corp ....................          6,221
        833      * Zale Corp ...................................         33,320
                                                                   ------------
                   TOTAL MISCELLANEOUS RETAIL                         3,006,783
                                                                   ------------
 MOTION PICTURES--0.72%
        834      * AMC Entertainment, Inc ......................          9,541
        984      * Avid Technology, Inc ........................         34,509
        900        Blockbuster, Inc (Class A) ..................         15,165
        100      * Carmike Cinemas, Inc ........................          2,272
      1,323      * Hollywood Entertainment Corp ................         22,756
     69,592      * Liberty Media Corp (Class A) ................        804,484
      1,279      * Metro-Goldwyn-Mayer, Inc ....................         15,885
        650      * Movie Gallery, Inc ..........................         11,993

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  47

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 MOTION PICTURES--(CONTINUED)
        285      * NetFlix, Inc ................................   $      7,282
        371      * Reading International, Inc ..................          2,059
        447        Regal Entertainment Group (Class A) .........         10,540
     54,882        Walt Disney Co ..............................      1,083,920
                                                                   ------------
                   TOTAL MOTION PICTURES                              2,020,406
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--2.14%
        259      * Accredited Home Lenders Holding Co ..........          5,082
        100     b* Actrade Financial Technologies Ltd ..........             45
      1,075        Advanta Corp (Class A) ......................         10,578
      1,473        American Capital Strategies Ltd .............         36,737
     31,761        American Express Co .........................      1,327,927
        500        American Home Mortgage Holdings, Inc ........          9,790
      5,571      * AmeriCredit Corp ............................         47,632
      5,534        Capital One Financial Corp ..................        272,162
      1,377        Charter Municipal Mortgage Acceptance Co ....         26,177
        666        CIT Group, Inc ..............................         16,417
        129      * CompuCredit Corp ............................          1,567
      2,951        Countrywide Financial Corp ..................        205,301
        183      * Credit Acceptance Corp ......................          1,846
      1,380        Doral Financial Corp ........................         61,617
        337      * DVI, Inc ....................................          1,574
      1,200      * E-Loan, Inc .................................          6,996
     26,821        Fannie Mae ..................................      1,808,808
        210      * Federal Agricultural Mortgage Corp (Class C)           4,694
        141      * Financial Federal Corp ......................          3,440
     18,703        Freddie Mac .................................        949,551
     28,630        MBNA Corp ...................................        596,649
        276        MCG Capital Corp ............................          4,002
        424        Metris Cos, Inc .............................          2,353
        507        New Century Financial Corp ..................         22,131
      7,003      * Providian Financial Corp ....................         64,848
        784      * Saxon Capital, Inc ..........................         13,626
     11,811        SLM Corp ....................................        462,637
        126        Student Loan Corp ...........................         15,876
        170        Westcorp ....................................          4,760
         95      * WFS Financial, Inc ..........................          3,183
        401      * World Acceptance Corp .......................          6,528
                                                                   ------------
                   TOTAL NONDEPOSITORY INSTITUTIONS                   5,994,534
                                                                   ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
        401        Amcol International Corp ....................          3,208
      2,630        Vulcan Materials Co .........................         97,494
                                                                   ------------
                   TOTAL NONMETALLIC MINERALS, EXCEPT FUELS             100,702
                                                                   ------------
 OIL AND GAS EXTRACTION--1.37%
      6,650        Anadarko Petroleum Corp .....................        295,726
      4,300        Apache Corp .................................        279,758
        362      * Atwood Oceanics, Inc ........................          9,828
        568        Berry Petroleum Co (Class A) ................         10,196
      4,251      * BJ Services Co ..............................        158,817
      5,455        Burlington Resources, Inc ...................        294,952
        686        Cabot Oil & Gas Corp (Class A) ..............         18,940
        944      * Cal Dive International, Inc .................         20,579
      4,441        Chesapeake Energy Corp ......................         44,854
        962      * Cimarex Energy Co ...........................         22,848
         92      * Clayton Williams Energy, Inc ................          1,698
        800      * Comstock Resources, Inc .....................         10,944
      1,000      * Denbury Resources, Inc ......................         13,430
      5,850        Devon Energy Corp ...........................        312,390
      1,344        Diamond Offshore Drilling, Inc ..............         28,211
        235      * Encore Acquisition Co .......................          4,500
        565      * Energy Partners Ltd .........................          6,526
      4,045        ENSCO International, Inc ....................        108,811
      3,143        EOG Resources, Inc ..........................        131,503
        510      * Evergreen Resources, Inc ....................         27,698
        137      * Exco Resources, Inc .........................          2,454
        791      * Forest Oil Corp .............................         19,870
      2,729      * Global Industries Ltd .......................         13,154
      3,722      * Grey Wolf, Inc ..............................         15,037
      1,130      * Hanover Compressor Co .......................         12,769
        774      * Harvest Natural Resources, Inc ..............          4,930
      1,283        Helmerich & Payne, Inc ......................         37,464
        700      * Horizon Offshore, Inc .......................          3,486
        539      * Houston Exploration Co ......................         18,703
        224      * KCS Energy, Inc .............................          1,207
      2,650        Kerr-McGee Corp .............................        118,720
      2,747      * Key Energy Services, Inc ....................         29,448
      1,792      * Magnum Hunter Resources, Inc ................         14,318
         58      * Magnum Hunter Resources, Inc Wts 03/21/05 ...             21
      8,241        Marathon Oil Corp ...........................        217,150
        316      * McMoRan Exploration Co ......................          3,520
        300      * Meridian Resource Corp ......................          1,419
      1,307      * Newfield Exploration Co .....................         49,078
      1,860      * Newpark Resources, Inc ......................         10,193
      1,404        Noble Energy, Inc ...........................         53,071
        562      * Nuevo Energy Co .............................          9,807
     10,084        Occidental Petroleum Corp ...................        338,318
        679      * Oceaneering International, Inc ..............         17,348
      1,046      * Parker Drilling Co ..........................          3,044
        801        Patina Oil & Gas Corp .......................         25,752
      1,727      * Patterson-UTI Energy, Inc ...................         55,955
        195        Penn Virginia Corp ..........................          8,385
        144      * Petrocorp, Inc ..............................          1,606
        421      * Petroleum Development Corp ..................          3,869
      3,175      * Pioneer Natural Resources Co ................         82,868
      1,030      * Plains Exploration & Production Co ..........         11,134
      1,661        Pogo Producing Co ...........................         71,008
      2,917      * Pride International, Inc ....................         54,898
        372      * Prima Energy Corp ...........................          7,767
        500      * Quicksilver Resources, Inc ..................         11,975
      1,517      * Range Resources Corp ........................          9,512
        779      * Remington Oil & Gas Corp ....................         14,318
      2,455      * Rowan Cos, Inc ..............................         54,992
        150        RPC, Inc ....................................          1,650
        441      * Seacor Smit, Inc ............................         16,092
      1,294      * Southwestern Energy Co ......................         19,423
        700      * Spinnaker Exploration Co ....................         18,340
        755        St. Mary Land & Exploration Co ..............         20,612
        607      * Stone Energy Corp ...........................         25,445
      1,500      * Superior Energy Services, Inc ...............         14,220
        774      * Swift Energy Co .............................          8,514
        179      * Tetra Technologies, Inc .....................          5,307
      1,371        Tidewater, Inc ..............................         40,266
        922      * Tom Brown, Inc ..............................         25,622
        464      * Transmontaigne, Inc .........................          3,007
      1,300      * Unit Corp ...................................         27,183
      6,962        Unocal Corp .................................        199,740
      1,873      * Varco International, Inc ....................         36,711
        396      * Veritas DGC, Inc ............................          4,554
      1,767        Vintage Petroleum, Inc ......................         19,932
        834      * Westport Resources Corp .....................         18,974
        822      * W-H Energy Services, Inc ....................         16,013
      4,513        XTO Energy, Inc .............................         90,756
                                                                   ------------
                   TOTAL OIL AND GAS EXTRACTION                       3,823,138
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.66%
      1,381        Bemis Co ....................................         64,631
      1,193        Boise Cascade Corp ..........................         28,513
      1,395        Bowater, Inc ................................         52,243
        395      * Buckeye Technologies, Inc ...................          2,686
        696      * Caraustar Industries, Inc ...................          5,575

                        SEE NOTES TO FINANCIAL STATEMENTS

48  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 PAPER AND ALLIED PRODUCTS--(CONTINUED)
        780        Chesapeake Corp .............................   $     17,043
        164        Glatfelter ..................................          2,419
        309      * Graphic Packaging International Corp ........          1,394
        500        Greif, Inc (Class A) ........................         11,500
     12,925        International Paper Co ......................        461,810
     13,663        Kimberly-Clark Corp .........................        712,389
      2,195        Longview Fibre Co ...........................         17,999
      5,236        MeadWestvaco Corp ...........................        129,329
      1,600      * Packaging Corp of America ...................         29,488
      3,886      * Pactiv Corp .................................         76,593
        908      * Playtex Products, Inc .......................          5,829
        420        Pope & Talbot, Inc ..........................          4,641
        798        Potlatch Corp ...............................         20,549
        146        Rock-Tenn Co (Class A) ......................          2,475
        456        Schweitzer-Mauduit International, Inc .......         11,008
      4,398      * Smurfit-Stone Container Corp ................         57,306
      2,484        Sonoco Products Co ..........................         59,666
      1,225        Temple-Inland, Inc ..........................         52,565
      1,197        Wausau-Mosinee Paper Corp ...................         13,406
                                                                   ------------
                   TOTAL PAPER AND ALLIED PRODUCTS                    1,841,057
                                                                   ------------
 PERSONAL SERVICES--0.17%
      1,346      * Alderwoods Group, Inc .......................          7,349
        236        Angelica Corp ...............................          4,000
      3,288        Cintas Corp .................................        116,527
        576      * Coinstar, Inc ...............................         10,863
        218        CPI Corp ....................................          3,848
        716        G & K Services, Inc (Class A) ...............         21,194
      4,914        H & R Block, Inc ............................        212,531
      1,290        Regis Corp ..................................         37,475
      6,724      * Service Corp International ..................         26,022
        241        Unifirst Corp ...............................          5,278
        743      * Weight Watchers International, Inc ..........         33,799
                                                                   ------------
                   TOTAL PERSONAL SERVICES                              478,886
                                                                   ------------
 PETROLEUM AND COAL PRODUCTS--3.61%
      1,863        Amerada Hess Corp ...........................         91,622
      1,859        Ashland, Inc ................................         57,034
     28,709        ChevronTexaco Corp ..........................      2,072,790
     18,145        ConocoPhillips ..............................        994,346
        524        ElkCorp .....................................         11,790
    179,393        ExxonMobil Corp .............................      6,442,003
        700        Frontier Oil Corp ...........................         10,640
        952      * Headwaters, Inc .............................         13,985
        300        Holly Corp ..................................          8,280
      1,406        Lubrizol Corp ...............................         43,572
      3,410        Lyondell Chemical Co ........................         46,137
      1,902        Murphy Oil Corp .............................        100,045
        646      * Premcor, Inc ................................         13,921
      1,900        Sunoco, Inc .................................         71,706
      1,685      * Tesoro Petroleum Corp .......................         11,593
      2,998        Valero Energy Corp ..........................        108,917
        352        WD-40 Co ....................................         10,050
                                                                   ------------
                   TOTAL PETROLEUM AND COAL PRODUCTS                 10,108,431
                                                                   ------------
 PRIMARY METAL INDUSTRIES--0.41%
      2,192      * AK Steel Holding Corp .......................          7,935
     22,729        Alcoa, Inc ..................................        579,590
      1,624        Allegheny Technologies, Inc .................         10,718
      3,309      * Andrew Corp .................................         30,443
        592        Belden, Inc .................................          9,407
        161      * Brush Engineered Materials, Inc .............          1,344
      1,159      * Cable Design Technologies Corp ..............          8,287
        269        Carpenter Technology Corp ...................          4,196
        200      * Century Aluminum Co .........................          1,406
      1,781      * CommScope, Inc ..............................         16,920
        219        Curtiss-Wright Corp .........................         13,841
        700      * Encore Wire Corp ............................          6,650
      3,323        Engelhard Corp ..............................         82,311
        816      * General Cable Corp ..........................          4,406
        116        Gibraltar Steel Corp ........................          2,376
        890      * Lone Star Technologies, Inc .................         18,850
        774        Matthews International Corp (Class A) .......         19,164
      1,125      * Maverick Tube Corp ..........................         21,544
        707      * Mueller Industries, Inc .....................         19,167
        286        NN, Inc .....................................          3,621
        200      * NS Group, Inc ...............................          1,950
      2,213        Nucor Corp ..................................        108,105
      1,231        Precision Castparts Corp ....................         38,284
        354        Quanex Corp .................................         10,521
        857      * RTI International Metals, Inc ...............          9,281
        251        Ryerson Tull, Inc ...........................          2,204
        100        Schnitzer Steel Industries, Inc (Class A) ...          4,412
      1,067      * Steel Dynamics, Inc .........................         14,618
        438        Texas Industries, Inc .......................         10,424
        741        Tredegar Corp ...............................         11,108
      2,613        United States Steel Corp ....................         42,775
      1,663        Worthington Industries, Inc .................         22,284
                                                                   ------------
                   TOTAL PRIMARY METAL INDUSTRIES                     1,138,142
                                                                   ------------
 PRINTING AND PUBLISHING--0.80%
      1,557      * American Greetings Corp (Class A) ...........         30,579
        663        Banta Corp ..................................         21,461
      2,542        Belo Corp (Class A) .........................         56,839
        539        Bowne & Co, Inc .............................          7,023
        299      * Consolidated Graphics, Inc ..................          6,841
        150        Courier Corp ................................          7,725
        123        CSS Industries, Inc .........................          4,742
      1,413        Dow Jones & Co, Inc .........................         60,801
        422        Ennis Business Forms, Inc ...................          6,140
      7,164        Gannett Co, Inc .............................        550,267
        814        Harland (John H.) Co ........................         21,294
      1,503        Harte-Hanks, Inc ............................         28,557
      1,308        Hollinger International, Inc ................         14,087
        185      * Information Holdings, Inc ...................          3,376
        679      * Journal Register Co .........................         12,283
      2,240        Knight Ridder, Inc ..........................        154,403
      1,158        Lee Enterprises, Inc ........................         43,460
        345      * Mail-Well, Inc ..............................            869
        325      * Martha Stewart Living Omnimedia, Inc (Class A)         3,052
        487        McClatchy Co (Class A) ......................         28,061
      5,183        McGraw-Hill Cos, Inc ........................        321,346
        374        Media General, Inc (Class A) ................         21,393
      1,139        Meredith Corp ...............................         50,116
        346        New England Business Services, Inc ..........         10,380
      3,589        New York Times Co (Class A) .................        163,300
        275      * Playboy Enterprises, Inc (Class B) ..........          3,740
      4,589      * Primedia, Inc ...............................         13,996
        227        Pulitzer, Inc ...............................         11,218
      2,905        R.R. Donnelley & Sons Co ....................         75,937
      2,543        Reader's Digest Association, Inc (Class A) ..         34,280
        713      * Scholastic Corp .............................         21,233
        799        Scripps (E.W.) Co (Class A) .................         70,887
        338        Standard Register Co ........................          5,570
        300      * Thomas Nelson, Inc ..........................          3,750
      5,260        Tribune Co ..................................        254,058
      1,294      * Valassis Communications, Inc ................         33,282
         66        Washington Post Co (Class B) ................         48,371
      1,176        Wiley (John) & Sons, Inc (Class A) ..........         30,811
                                                                   ------------
                   TOTAL PRINTING AND PUBLISHING                      2,235,528
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  49

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 RAILROAD TRANSPORTATION--0.40%
     10,346        Burlington Northern Santa Fe Corp ...........   $    294,240
      5,808        CSX Corp ....................................        174,763
        757        Florida East Coast Industries, Inc (Class A)          19,341
         28        Florida East Coast Industries, Inc (Class B)             697
        327      * Genesee & Wyoming, Inc (Class A) ............          6,726
      1,658      * Kansas City Southern Industries, Inc ........         19,946
     10,516        Norfolk Southern Corp .......................        201,907
      6,761        Union Pacific Corp ..........................        392,273
                                                                   ------------
                   TOTAL RAILROAD TRANSPORTATION                      1,109,893
                                                                   ------------
 REAL ESTATE--0.06%
         90      * Avatar Holdings, Inc ........................          2,718
      2,222      * Catellus Development Corp ...................         48,884
        151        Consolidated-Tomoka Land Co .................          3,793
        565        Forest City Enterprises, Inc (Class A) ......         23,419
        667      * Insignia Financial Group, Inc ...............          7,410
      1,014      * Jones Lang LaSalle, Inc .....................         16,021
        532        LNR Property Corp ...........................         19,897
        722        St. Joe Co ..................................         22,526
      2,339      * Stewart Enterprises, Inc (Class A) ..........         10,058
        146      * Tarragon Realty Investors, Inc ..............          2,129
        991      * Trammell Crow Co ............................         10,515
         37        United Capital Corp .........................          1,288
                                                                   ------------
                   TOTAL REAL ESTATE                                    168,658
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.19%
        300      * Applied Films Corp ..........................          7,764
      1,019        Aptargroup, Inc .............................         36,684
        248        Bandag, Inc .................................          9,243
      1,954        Cooper Tire & Rubber Co .....................         34,371
      4,711      * Goodyear Tire & Rubber Co ...................         24,733
        145      * Gundle/SLT Environmental, Inc ...............          1,975
        157      * Jarden Corp .................................          4,344
        211        Myers Industries, Inc .......................          2,005
      3,529        Nike, Inc (Class B) .........................        188,766
        168        Quixote Corp ................................          4,289
      1,345      * Reebok International Ltd ....................         45,232
        626        Schulman (A.), Inc ..........................         10,054
      2,343      * Sealed Air Corp .............................        111,667
        499      * Skechers U.S.A., Inc (Class A) ..............          3,693
        457        Spartech Corp ...............................          9,693
        200      * Trex Co, Inc ................................          7,850
      1,467        Tupperware Corp .............................         21,066
        484      * Vans, Inc ...................................          4,346
                                                                   ------------
                   TOTAL RUBBER AND MISCELLANEOUS
                    PLASTIC PRODUCTS                                    527,775
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--1.84%
      2,147        A.G. Edwards, Inc ...........................         73,427
        565      * Affiliated Managers Group, Inc ..............         34,437
      4,760      * Ameritrade Holding Corp .....................         35,272
      2,661        Bear Stearns Cos, Inc .......................        192,710
        500      * Blackrock, Inc ..............................         22,520
     29,436        Charles Schwab Corp .........................        297,009
        128        Chicago Mercantile Exchange .................          8,913
      7,364      * E*trade Group, Inc ..........................         62,594
      1,576        Eaton Vance Corp ............................         49,802
      2,121        Federated Investors, Inc (Class B) ..........         58,158
        188        First Albany Cos, Inc .......................          2,337
      4,551        Franklin Resources, Inc .....................        177,808
        175      * Gabelli Asset Management, Inc (Class A) .....          6,318
      6,503        Goldman Sachs Group, Inc ....................        544,626
        913        Instinet Group, Inc .........................          4,255
      1,273      * Investment Technology Group, Inc ............         23,678
      1,580        Investors Financial Services Corp ...........         45,836
      6,532        Janus Capital Group, Inc ....................        107,125
        564        Jefferies Group, Inc ........................         28,082
      2,162      * Knight Trading Group, Inc ...................         13,448
      1,377        LaBranche & Co, Inc .........................         28,490
      1,740        Legg Mason, Inc .............................        113,013
      6,519        Lehman Brothers Holdings, Inc ...............        433,383
     24,870        Merrill Lynch & Co, Inc .....................      1,160,932
     29,627        Morgan Stanley ..............................      1,266,554
      1,525        Neuberger Berman, Inc .......................         60,863
        600        Nuveen Investments, Inc .....................         16,344
      1,133        Raymond James Financial, Inc ................         37,446
        284        Sanders Morris Harris Group, Inc ............          2,542
      2,236        SEI Investments Co ..........................         71,552
        440      * SoundView Technology Group, Inc .............          4,453
        376        SWS Group, Inc ..............................          7,576
      2,842        T Rowe Price Group, Inc .....................        107,286
      2,127        Waddell & Reed Financial, Inc (Class A) .....         54,600
                                                                   ------------
                   TOTAL SECURITY AND COMMODITY BROKERS               5,153,389
                                                                   ------------
 SOCIAL SERVICES--0.00%
        318      * Bright Horizons Family Solutions, Inc .......         10,672
                                                                   ------------
                   TOTAL SOCIAL SERVICES                                 10,672
                                                                   ------------
 SPECIAL TRADE CONTRACTORS--0.03%
      1,544      * Dycom Industries, Inc .......................         25,167
        404      * EMCOR Group, Inc ............................         19,941
      2,016      * Integrated Electrical Services, Inc .........         14,616
        144      * John B. Sanfilippo & Son ....................          2,326
        214      * Matrix Service Co ...........................          3,677
      1,200      * Quanta Services, Inc ........................          8,520
        264        Roto-Rooter, Inc ............................         10,069
                                                                   ------------
                   TOTAL SPECIAL TRADE CONTRACTORS                       84,316
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.16%
        498        Ameron International Corp ...................         17,315
        488        Apogee Enterprises, Inc .....................          4,402
        534      * Cabot Microelectronics Corp .................         26,951
        318        CARBO Ceramics, Inc .........................         11,846
        200        Centex Construction Products, Inc ...........          8,018
     34,211      * Corning, Inc ................................        252,819
        590        Florida Rock Industries, Inc ................         24,355
        824        Lafarge North America, Inc ..................         25,462
        501        Libbey, Inc .................................         11,373
      2,923      * Owens-Illinois, Inc .........................         40,250
      1,386     b* USG Corp ....................................         26,334
                                                                   ------------
                   TOTAL STONE, CLAY, AND GLASS PRODUCTS                449,125
                                                                   ------------
 TEXTILE MILL PRODUCTS--0.04%
        713        Albany International Corp (Class A) .........         19,536
         54      * Hampshire Group Ltd .........................          1,611
        655      * Interface, Inc (Class A) ....................          3,039
      1,303      * Mohawk Industries, Inc ......................         72,356
                                                                   ------------
                   TOTAL TEXTILE MILL PRODUCTS                           96,542
                                                                   ------------
 TOBACCO PRODUCTS--0.99%
     54,383        Altria Group, Inc ...........................      2,471,164
        656        Loews Corp (Carolina Group) .................         17,712
      2,158        R.J. Reynolds Tobacco Holdings, Inc .........         80,299
        717        Universal Corp ..............................         30,329
      4,517        UST, Inc ....................................        158,231
        567        Vector Group Ltd ............................          9,923
                                                                   ------------
                   TOTAL TOBACCO PRODUCTS                             2,767,658
                                                                   ------------
 TRANSPORTATION BY AIR--0.42%
      1,283        Airborne, Inc ...............................         26,815
      2,312      * Airtran Holdings, Inc .......................         24,207
        754      * Alaska Air Group, Inc .......................         16,173
        799      * America West Holdings Corp (Class B) ........          5,433
      5,231      * AMR Corp ....................................         57,541
        986      * Atlantic Coast Airlines Holdings, Inc .......         13,301

                        SEE NOTES TO FINANCIAL STATEMENTS

50  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

    Statement of Investments (Unaudited) - EQUITY INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TRANSPORTATION BY AIR--(CONTINUED)
      1,663      * Continental Airlines, Inc (Class B) .........   $     24,895
      2,975        Delta Air Lines, Inc ........................         43,673
        411      * ExpressJet Holdings, Inc ....................          6,206
      7,998        FedEx Corp ..................................        496,116
        296      * Forward Air Corp ............................          7,510
        799      * Frontier Airlines, Inc ......................          7,255
        546      * JetBlue Airways Corp ........................         23,090
        614      * Mesa Air Group, Inc .........................          4,912
        255      * Mesaba Holdings, Inc ........................          1,573
      1,083      * Northwest Airlines Corp .....................         12,227
        579      * Offshore Logistics, Inc .....................         12,593
        100      * Petroleum Helicopters (Vote) ................          3,155
      1,658        Skywest, Inc ................................         31,601
     20,669        Southwest Airlines Co .......................        355,507
                                                                   ------------
                   TOTAL TRANSPORTATION BY AIR                        1,173,783
                                                                   ------------
 TRANSPORTATION EQUIPMENT--2.32%
        403      * AAR Corp ....................................          2,845
        103      * Aftermarket Technology Corp .................          1,083
        810      * American Axle & Manufacturing Holdings, Inc .         19,359
        468        Arctic Cat, Inc .............................          8,967
      1,792        ArvinMeritor, Inc ...........................         36,163
      2,184        Autoliv, Inc ................................         59,143
     20,969        Boeing Co ...................................        719,656
      2,333        Brunswick Corp ..............................         58,372
        690        Clarcor, Inc ................................         26,600
        563        Coachmen Industries, Inc ....................          6,728
         24        Curtiss-Wright Corp (Class B) ...............          1,495
      4,489        Dana Corp ...................................         51,893
     13,248        Delphi Corp .................................        114,330
         94      * Ducommun, Inc ...............................          1,325
        158      * Dura Automotive Systems, Inc ................          1,495
        301      * Fairchild Corp (Class A) ....................          1,213
      1,274        Federal Signal Corp .........................         22,384
        726      * Fleetwood Enterprises, Inc ..................          5,372
     47,241        Ford Motor Co ...............................        519,179
      1,126        GenCorp, Inc ................................         10,010
      4,910        General Dynamics Corp .......................        355,975
     15,064        General Motors Corp .........................        542,304
     26,020      * General Motors Corp-Hughes Electronics Corp .        333,316
      1,963      * Gentex Corp .................................         60,087
      4,670        Genuine Parts Co ............................        149,487
      3,019        Goodrich Corp ...............................         63,399
        144      * Greenbrier Cos, Inc .........................          1,562
      8,154        Harley-Davidson, Inc ........................        325,018
        719        Heico Corp ..................................          8,772
     22,066        Honeywell International, Inc ................        592,472
        885        Kaman Corp (Class A) ........................         10,346
     10,109        Lockheed Martin Corp ........................        480,885
        797      * Monaco Coach Corp ...........................         12,218
      1,556      * Navistar International Corp .................         50,772
      4,098        Northrop Grumman Corp .......................        353,616
        406        Oshkosh Truck Corp ..........................         24,084
      2,977        Paccar, Inc .................................        200,709
        556        Polaris Industries, Inc .....................         34,138
        233      * Sequa Corp (Class A) ........................          7,992
        900      * Sports Resorts International, Inc ...........          4,392
        130        Standard Motor Products, Inc ................          1,443
         48      * Strattec Security Corp ......................          2,554
        674        Superior Industries International, Inc ......         28,106
      1,092      * Teledyne Technologies, Inc ..................         14,305
        517      * Tenneco Automotive, Inc .....................          1,861
      3,035        Textron, Inc ................................        118,426
        452        Thor Industries, Inc ........................         18,451
        801        Trinity Industries, Inc .....................         14,827
        316      * Triumph Group, Inc ..........................          8,902
        888      * United Defense Industries, Inc ..............         23,035
     12,743        United Technologies Corp ....................        902,587
      3,804        Visteon Corp ................................         26,133
      1,181      * Wabash National Corp ........................         16,569
      1,189        Wabtec Corp .................................         16,539
        265        Winnebago Industries, Inc ...................         10,044
                                                                   ------------
                   TOTAL TRANSPORTATION EQUIPMENT                     6,482,938
                                                                   ------------
 TRANSPORTATION SERVICES--0.14%
         77      * Ambassadors Group, Inc ......................          1,076
        160      * Ambassadors International, Inc ..............          1,922
      1,919        C.H. Robinson Worldwide, Inc ................         68,240
        805      * EGL, Inc ....................................         12,236
      1,000      * Expedia, Inc ................................         76,680
      2,618        Expeditors International of Washington, Inc .         90,688
        885        GATX Corp ...................................         14,470
        600      * Navigant International, Inc .................          7,740
        600      * Pacer International, Inc ....................         11,316
      1,200      * RailAmerica, Inc ............................         10,140
      3,690        Sabre Holdings Corp .........................         90,959
                                                                   ------------
                   TOTAL TRANSPORTATION SERVICES                        385,467
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.38%
        600        Arkansas Best Corp ..........................         14,274
      1,319        CNF, Inc ....................................         33,476
        197      * Covenant Transport, Inc (Class A) ...........          3,349
        808      * Heartland Express, Inc ......................         17,978
        771      * Hunt (J.B.) Transport Services, Inc .........         29,105
        395      * Landstar System, Inc ........................         24,826
        299      * Old Dominion Freight Line ...................          6,464
        400      * P.A.M. Transportation Services ..............          9,680
        311        Roadway Corp ................................          8,873
        399      * SCS Transportation, Inc .....................          5,039
      1,445      * Swift Transportation Co, Inc ................         26,906
        200      * U.S. Xpress Enterprises, Inc (Class A) ......          2,132
     12,837        United Parcel Service, Inc (Class B) ........        817,717
        726        USF Corp ....................................         19,580
      1,025        Werner Enterprises, Inc .....................         21,730
        798      * Yellow Corp .................................         18,474
                                                                   ------------
                   TOTAL TRUCKING AND WAREHOUSING                     1,059,603
                                                                   ------------
 WATER TRANSPORTATION--0.03%
      1,159        Alexander & Baldwin, Inc ....................         30,748
        184      * Gulfmark Offshore, Inc ......................          3,106
        492      * Kirby Corp ..................................         13,874
        186        Maritrans, Inc ..............................          2,725
        895        Overseas Shipholding Group, Inc .............         19,699
        314      * Seabulk International, Inc ..................          2,785
                                                                   ------------
                   TOTAL WATER TRANSPORTATION                            72,937
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--1.79%
        143      * 1-800 Contacts, Inc .........................          3,501
        491        Action Performance Cos, Inc .................          9,329
        159      * Alliance Imaging, Inc .......................            700
        780      * Anixter International, Inc ..................         18,275
      2,693      * Apogent Technologies, Inc ...................         53,860
        579        Applied Industrial Technologies, Inc ........         12,217
      2,661      * Arrow Electronics, Inc ......................         40,554
        447      * Audiovox Corp (Class A) .....................          5,002
        530      * Aviall, Inc .................................          6,026
      2,946      * Avnet, Inc ..................................         37,355
        142        Barnes Group, Inc ...........................          3,090
        694        BorgWarner, Inc .............................         44,694
        243      * Boyds Collection Ltd ........................          1,145
        713        Carlisle Cos, Inc ...........................         30,060
      1,685      * CDW Corp ....................................         77,173
        332        Commercial Metals Co ........................          5,906

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  51

    Statement of Investments (Unaudited) - Equity Index Fund - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 WHOLESALE TRADE-DURABLE GOODS--(CONTINUED)
        300      * Compucom Systems, Inc .......................   $      1,356
        351      * Department 56, Inc ..........................          5,381
        398      * Global Imaging Systems, Inc .................          9,218
        605      * Handleman Co ................................          9,680
        626        Hughes Supply, Inc ..........................         21,722
      4,461        IKON Office Solutions, Inc ..................         39,703
        416      * Imagistics International, Inc ...............         10,733
      2,230      * Ingram Micro, Inc (Class A) .................         24,530
        976      * Insight Enterprises, Inc ....................          9,819
        168      * Insurance Auto Auctions, Inc ................          2,110
     79,736        Johnson & Johnson ...........................      4,122,351
        140      * Keystone Automotive Industries, Inc .........          2,556
        693      * Knight Transportation, Inc ..................         17,256
        122        Lawson Products, Inc ........................          3,360
      1,306        Martin Marietta Materials, Inc ..............         43,895
        237     b* MCSi, Inc ...................................             14
        723        Owens & Minor, Inc ..........................         16,159
      1,279      * Patterson Dental Co .........................         58,041
      1,074        Pep Boys-Manny Moe & Jack ...................         14,510
      1,611        Pioneer-Standard Electronics, Inc ...........         13,661
        100      * Pomeroy IT Solutions, Inc ...................          1,106
      2,367      * PSS World Medical, Inc ......................         13,610
        924        Reliance Steel & Aluminum Co ................         19,127
      6,993      * Safeguard Scientifics, Inc ..................         18,881
        287      * Scansource, Inc .............................          7,677
        354      * SCP Pool Corp ...............................         12,178
        500      * TBC Corp ....................................          9,525
      1,288      * Tech Data Corp ..............................         34,402
      2,167        W.W. Grainger, Inc ..........................        101,329
        564        Watsco, Inc .................................          9,340
        115      * WESCO International, Inc ....................            690
        700      * Zoran Corp ..................................         13,447
                                                                   ------------
                   TOTAL WHOLESALE TRADE-DURABLE GOODS                5,016,254
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.85%
      1,166        Acuity Brands, Inc ..........................         21,186
      1,000        Advanced Marketing Services, Inc ............         13,000
      1,435        Airgas, Inc .................................         24,036
        317      * Allscripts Healthcare Solutions, Inc ........          1,163
      2,937        AmerisourceBergen Corp ......................        203,681
        907        Brown-Forman Corp (Class B) .................         71,308
     12,361        Cardinal Health, Inc ........................        794,812
        187      * Central European Distribution Corp ..........          3,766
        991      * Chiquita Brands International, Inc ..........         14,370
        175        D&K Healthcare Resources, Inc ...............          2,825
        217     b* Daisytek International Corp .................             15
      1,077        DIMON, Inc ..................................          7,711
        880      * Endo Pharmaceuticals Holdings, Inc ..........         14,890
        745      b Fleming Cos, Inc ............................             83
        629        Getty Realty Corp ...........................         14,039
        587      * Hain Celestial Group, Inc ...................          9,386
      1,048      * Henry Schein, Inc ...........................         54,852
        100      * Kenneth Cole Productions, Inc (Class A) .....          1,949
      7,429        McKesson Corp ...............................        265,512
        696      * Men's Wearhouse, Inc ........................         15,208
        171        Nash Finch Co ...............................          2,847
        872        Nu Skin Enterprises, Inc (Class A) ..........          9,112
      1,202      * Performance Food Group Co ...................         44,474
      1,732        Perrigo Co ..................................         27,088
         77      * Perry Ellis International, Inc ..............          1,503
      1,160      * Plains Resources, Inc .......................         16,414
        928      * Priority Healthcare Corp (Class B) ..........         17,214
        707        Russell Corp ................................         13,433
        466      * School Specialty, Inc .......................         13,262
         28      * Smart & Final, Inc ..........................            130

 SHARES/PRINCIPAL
 ----------------
        300        Standard Commercial Corp ....................          5,100
      1,173        Stride Rite Corp ............................         11,683
      3,535        Supervalu, Inc ..............................         75,366
     17,831        Sysco Corp ..................................        535,572
        386      * Tractor Supply Co ...........................         18,432
        460      * United Natural Foods, Inc ...................         12,944
        811      * United Stationers, Inc ......................         29,334
        587        Valhi, Inc ..................................          5,647
                                                                   ------------
                   TOTAL WHOLESALE TRADE-NONDURABLE GOODS             2,373,347
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $288,308,147)                            270,731,026
                                                                   ------------
TIAA-CREF MUTUALFUND--3.00%
  1,074,139        TIAA-CREF Institutional Equity Index Fund ...      8,389,031
                                                                   ------------
                   TOTAL TIAA-CREF MUTUAL FUND
                     (COST $7,915,114)                                8,389,031
                                                                   ------------
SHORT TERM INVESTMENT--0.48%
 U.S. GOVERNMENT AND AGENCY DISCOUNT NOTE--0.48%
                   Federal National Mortgage Association (FNMA)
$ 1,330,000          0.750%, 07/01/03 ..........................      1,329,967
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND AGENCY DISCOUNT NOTE     1,329,967
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                     (COST $1,329,967)                                1,329,967
                                                                   ------------
                   TOTAL PORTFOLIO--100.29%
                     (COST $297,553,612)                            280,450,444
                   OTHER ASSETS & LIABILITIES, NET--(0.29%)            (818,012)
                                                                   ------------
                   NET ASSETS--100.00%                             $279,632,432
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                        SEE NOTES TO FINANCIAL STATEMENTS

52  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                                    VALUE      %
--------------------------------------------------------------------------------
PREFERRED STOCK:
Electric, Gas, and Sanitary Services ..................  $      2,411     0.00%
                                                         ------------   ------
TOTAL PREFERRED STOCK (COST $2,206) ...................         2,411     0.00
                                                         ------------   ------
COMMON STOCK:
Amusement and Recreation Services .....................        12,740     0.02
Apparel and Accessory Stores ..........................       372,879     0.46
Apparel and Other Textile Products ....................       156,081     0.19
Auto Repair, Services and Parking .....................         8,391     0.01
Automotive Dealers and Service Stations ...............        75,135     0.09
Building Materials and Garden Supplies ................     1,162,531     1.44
Business Services .....................................     5,912,281     7.33
Chemicals and Allied Products .........................     8,951,914    11.09
Communications ........................................     4,155,701     5.15
Depository Institutions ...............................     8,955,551    11.10
Eating and Drinking Places ............................       629,098     0.78
Educational Services ..................................        87,452     0.11
Electric, Gas, and Sanitary Services ..................     4,012,476     4.97
Electronic and Other Electric Equipment ...............     4,182,916     5.18
Engineering and Management Services ...................       503,566     0.62
Fabricated Metal Products .............................       791,326     0.98
Food and Kindred Products .............................     3,255,036     4.03
Food Stores ...........................................       569,622     0.71
Furniture and Fixtures ................................       370,291     0.46
Furniture and Homefurnishings Stores ..................       284,597     0.35
General Building Contractors ..........................       108,796     0.14
General Merchandise Stores ............................     1,364,383     1.69
Health Services .......................................       340,983     0.42
Holding and Other Investment Offices ..................     2,209,913     2.74
Hotels and Other Lodging Places .......................        71,126     0.09
Industrial Machinery and Equipment ....................     6,929,651     8.59
Instruments and Related Products ......................     2,843,583     3.52
Insurance Agents, Brokers and Services ................       682,820     0.85
Insurance Carriers ....................................     4,134,848     5.12
Leather and Leather Products ..........................        19,598     0.02
Lumber and Wood Products ..............................         7,635     0.01
Metal Mining ..........................................        84,656     0.11
Miscellaneous Manufacturing Industries ................       179,215     0.22
Miscellaneous Retail ..................................     1,067,212     1.32
Motion Pictures .......................................       987,425     1.22
Nondepository Institutions ............................     3,114,156     3.86
Nonmetallic Minerals, Except Fuels ....................       114,065     0.14
Oil and Gas Extraction ................................     2,190,430     2.71
Paper and Allied Products .............................       592,161     0.73
Personal Services .....................................        80,061     0.10
Petroleum and Coal Products ...........................       321,959     0.40
Primary Metal Industries ..............................       491,946     0.61
Printing and Publishing ...............................       787,705     0.98
Railroad Transportation ...............................       272,875     0.34
Real Estate ...........................................         6,674     0.01
Rubber and Miscellaneous Plastic Products .............        41,263     0.05
Security and Commodity Brokers ........................     1,471,768     1.82
Special Trade Contractors .............................        14,423     0.02
Stone, Clay, and Glass Products .......................        91,141     0.11
Transportation By Air .................................       609,657     0.76
Transportation Equipment ..............................       799,208     0.99
Transportation Services ...............................        67,461     0.08
Trucking and Warehousing ..............................       449,531     0.56
Wholesale Trade-Durable Goods .........................     2,144,274     2.66
Wholesale Trade-Nondurable Goods ......................     1,091,260     1.35
                                                         ------------   ------
TOTAL COMMON STOCK (COST $93,079,721) .................    80,233,446    99.41
                                                         ------------   ------
TOTAL PORTFOLIO (COST $93,081,927) ....................    80,235,857    99.41
OTHER ASSETS & LIABILITIES, NET .......................       475,839     0.59
                                                         ------------   ------
NET ASSETS ............................................  $ 80,711,696   100.00%
                                                         ============   ======


   SHARES                                                              VALUE
   ------                                                              -----
PREFERRED STOCK--0.00%
 ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
      1,086      * NiSource, Inc (Sails) .......................   $      2,411
                                                                   ------------
                   TOTAL PREFERRED STOCK
                     (COST $2,206)                                        2,411
                                                                   ------------
COMMON STOCK--99.41%
 AMUSEMENT AND RECREATION SERVICES--0.02%
        651      * Gaylord Entertainment Co ....................         12,740
                                                                   ------------
                   TOTAL AMUSEMENT AND RECREATION SERVICES               12,740
                                                                   ------------
 APPAREL AND ACCESSORY STORES--0.46%
         71      * Charming Shoppes, Inc .......................            353
      1,165        Foot Locker, Inc ............................         15,436
        800      * Footstar, Inc ...............................         10,400
      8,078        Gap, Inc ....................................        151,543
      1,424        Nordstrom, Inc ..............................         27,796
        672        Ross Stores, Inc ............................         28,721
      6,754        TJX Cos, Inc ................................        127,245
      1,579      * Wilsons The Leather Experts, Inc ............         11,385
                                                                   ------------
                   TOTAL APPAREL AND ACCESSORY STORES                   372,879
                                                                   ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.19%
      2,525      * Collins & Aikman Corp .......................          7,449
      1,019        Liz Claiborne, Inc ..........................         35,920
        324        Oxford Industries, Inc ......................         13,452
        491        Phillips-Van Heusen Corp ....................          6,692
      2,725        VF Corp .....................................         92,568
                                                                   ------------
                   TOTAL APPAREL AND OTHER TEXTILE PRODUCTS             156,081
                                                                   ------------
 AUTO REPAIR, SERVICES AND PARKING--0.01%

        100     b* Amerco, Inc .................................            712
        248        Central Parking Corp ........................          3,065
        237      * Midas, Inc ..................................          2,872
         68        Ryder System, Inc ...........................          1,742
                                                                   ------------
                   TOTAL AUTO REPAIR, SERVICES AND PARKING                8,391
                                                                   ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.09%
        737      * Autozone, Inc ...............................         55,990
        635      * Carmax, Inc .................................         19,145
                                                                   ------------
                   TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS         75,135
                                                                   ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.44%
        276        Fastenal Co .................................          9,367
     24,184        Home Depot, Inc .............................        800,974
      8,200        Lowe's Cos ..................................        352,190
                                                                   ------------
                   TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       1,162,531
                                                                   ------------
 BUSINESS SERVICES--7.33%
      3,949      * 3Com Corp ...................................         18,481
        100      * Administaff, Inc ............................          1,030
      2,081        Adobe Systems, Inc ..........................         66,738
      1,043      * Akamai Technologies, Inc ....................          5,069
     40,862      * AOL Time Warner, Inc ........................        657,470
      2,144      * APAC Customer Services, Inc .................          5,467
        613      * Aspect Communications Corp ..................          2,372
      9,383        Automatic Data Processing, Inc ..............        317,708
      2,770      * BEA Systems, Inc ............................         30,082
        858      * Bisys Group, Inc ............................         15,761
      1,215      * BMC Software, Inc ...........................         19,841
      1,714      * Brocade Communications Systems, Inc .........         10,095
      1,658      * Cadence Design Systems, Inc .................         19,995
        100      * Catalina Marketing Corp .....................          1,765
      1,848      * Ceridian Corp ...............................         31,361
        615      * Certegy, Inc ................................         17,066
        612      * Ciber, Inc ..................................          4,296
        600      * Citrix Systems, Inc .........................         12,216
      2,458      * CNET Networks, Inc ..........................         15,313
      2,364      * Computer Horizons Corp ......................         10,733

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  53

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 BUSINESS SERVICES--(CONTINUED)
      3,367      * Compuware Corp ..............................   $     19,428
      2,864      * Convergys Corp ..............................         45,824
        100      * CSG Systems International, Inc ..............          1,413
        608      * D&B Corp ....................................         24,989
        342        Deluxe Corp .................................         15,322
        100      * Digital Insight Corp ........................          1,905
      1,964      * DST Systems, Inc ............................         74,632
          1      * E.piphany, Inc ..............................              5
        400      * Earthlink, Inc ..............................          3,156
         43      * eFunds Corp .................................            496
        963      * Electronic Arts, Inc ........................         71,252
      9,316        Electronic Data Systems Corp ................        199,828
        233      * Extreme Networks, Inc .......................          1,235
        200        Fair Isaac Corp .............................         10,290
        215      * Fidelity National Information Solutions, Inc           5,607
      3,323      * Fiserv, Inc .................................        118,332
         90      * Getty Images, Inc ...........................          3,717
      2,026      * GSI Commerce, Inc ...........................         13,534
        620        Henry (Jack) & Associates, Inc ..............         11,030
      4,800      * Homestore, Inc ..............................          8,496
        272      * ICT Group, Inc ..............................          2,845
        366      * iGate Corp ..................................          1,270
      3,136        IMS Health, Inc .............................         56,417
      6,816      * Interland, Inc ..............................          6,680
      6,477      * Interpublic Group of Cos, Inc ...............         86,662
      1,490      * Intuit, Inc .................................         66,350
        585      * Iron Mountain, Inc ..........................         21,698
      2,885      * Juniper Networks, Inc .......................         35,687
        938      * Lamar Advertising Co ........................         33,027
        213        Manpower, Inc ...............................          7,900
         41      * Mercury Interactive Corp ....................          1,583
     80,642        Microsoft Corp ..............................      2,065,242
      1,791      * Monster Worldwide, Inc ......................         35,336
        600      * National Processing, Inc ....................          9,648
        300      * NCR Corp ....................................          7,686
        200      * Netegrity, Inc ..............................          1,168
      3,302      * NIC, Inc ....................................          9,642
      4,100      * Novell, Inc .................................         12,628
      1,352      * Nuance Communications, Inc ..................          7,301
      2,513        Omnicom Group, Inc ..........................        180,182
      1,209      * Openwave Systems, Inc .......................          2,358
     39,803      * Oracle Corp .................................        478,432
      1,000      * PDI, Inc ....................................         10,160
      2,359      * Peoplesoft, Inc .............................         41,495
      1,100      * Perot Systems Corp (Class A) ................         12,496
        354      * Pixar, Inc ..................................         21,537
         76      * Portal Software, Inc ........................            152
        500      * Retek, Inc ..................................          3,200
      1,525      * Robert Half International, Inc ..............         28,884
        821      * Sapient Corp ................................          2,274
      3,600      * Siebel Systems, Inc .........................         34,344
        261      * SpeechWorks International, Inc ..............          1,227
      1,789      * Spherion Corp ...............................         12,434
      6,567      * StorageNetworks, Inc ........................          9,128
     38,275      * Sun Microsystems, Inc .......................        176,065
      4,052      * SunGard Data Systems, Inc ...................        104,987
        810      * Symantec Corp ...............................         35,527
        252      * Synopsys, Inc ...............................         15,586
      2,628        Total System Services, Inc ..................         58,604
        580      * Trizetto Group, Inc .........................          3,503
      2,369      * Unisys Corp .................................         29,091
      2,432      * VeriSign, Inc ...............................         33,635
      3,795      * Veritas Software Corp .......................        108,803
        694      * Vitria Technology, Inc ......................          3,977
      4,337      * Yahoo!, Inc .................................        142,080
                                                                   ------------
                   TOTAL BUSINESS SERVICES                            5,912,281
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--11.09%
        762      * Abgenix, Inc ................................          7,993
        192      * Able Laboratories, Inc ......................          3,802
        354      * Adolor Corp .................................          4,344
      5,013        Air Products & Chemicals, Inc ...............        208,541
         64      * Alexion Pharmaceuticals, Inc ................          1,091
        309      * Alkermes, Inc ...............................          3,322
      3,055        Allergan, Inc ...............................        235,541
      2,505        Alpharma, Inc (Class A) .....................         54,108
     12,711      * Amgen, Inc ..................................        851,383
        900      * Amylin Pharmaceuticals, Inc .................         19,701
      2,646      * Andrx Corp ..................................         52,655
      2,380      * Aphton Corp .................................         19,611
        220      * Arena Pharmaceuticals, Inc ..................          1,461
        227      * Atherogenics, Inc ...........................          3,389
      1,052      * Atrix Laboratories, Inc .....................         23,133
      1,313      * Avant Immunotherapeutics, Inc ...............          3,913
      2,818        Avery Dennison Corp .........................        141,464
        489      * AVI BioPharma, Inc ..........................          2,998
      1,522        Avon Products, Inc ..........................         94,668
      1,371      * Barr Laboratories, Inc ......................         89,801
      1,749      * Benthley Pharmaceuticals, Inc ...............         22,999
      1,699      * Biogen, Inc .................................         64,562
      1,012      * BioMarin Pharmaceutical, Inc ................          9,877
      1,921      * Biopure Corp ................................         11,737
        223      * Biosite, Inc ................................         10,726
      1,619      * Bone Care International, Inc ................         22,504
      1,090      * Bradley Pharmaceuticals, Inc ................         17,985
      1,225        Cabot Corp ..................................         35,158
        416      * Cell Therapeutics, Inc ......................          4,048
        422      * Cephalon, Inc ...............................         17,370
        100      * Charles River Laboratories International, Inc          3,218
        430      * Chattem, Inc ................................          8,084
        720      * Cima Labs, Inc ..............................         19,361
      1,523        Clorox Co ...................................         64,956
      6,594        Colgate-Palmolive Co ........................        382,122
      2,161      * Collagenex Pharmaceuticals, Inc .............         29,411
      2,689      * Columbia Laboratories, Inc ..................         30,251
        692      * Cubist Pharmaceuticals, Inc .................          7,377
        174      * Dendreon Corp ...............................          1,034
      1,144        Diagnostic Products Corp ....................         46,961
        298      * Digene Corp .................................          8,115
      1,723      * Dov Pharmaceutical, Inc .....................         19,815
      9,538      * Durect Corp .................................         22,987
      4,992        Ecolab, Inc .................................        127,795
      2,366      * Encysive Pharmaceuticals, Inc ...............         11,357
        400      * Enzon, Inc ..................................          5,008
      1,051      * Eon Labs, Inc ...............................         36,943
        700      * EPIX Medical, Inc ...........................          9,905
      2,192      * Esperion Therapeutics, Inc ..................         42,941
      6,137      * First Horizon Pharmaceutical ................         24,241
      5,298      * Forest Laboratories, Inc ....................        290,066
        274      * Genta, Inc ..................................          3,650
      2,585      * Genzyme Corp (General Division) .............        108,053
        860      * Geron Corp ..................................          6,330
      2,053      * Gilead Sciences, Inc ........................        114,106
     14,214        Gillette Co .................................        452,858
      1,654      * GTC Biotherapeutics, Inc ....................          5,673
      1,737      * Guilford Pharmaceuticals, Inc ...............          7,886
         68        H.B. Fuller Co ..............................          1,497
      1,380      * Hollis-Eden Pharmaceuticals .................         17,429
      1,487      * Human Genome Sciences, Inc ..................         18,915
        504      * ICOS Corp ...................................         18,522
      1,253      * IDEC Pharmaceuticals Corp ...................         42,602
        859      * Idexx Laboratories, Inc .....................         28,931

                        SEE NOTES TO FINANCIAL STATEMENTS

54  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
        988      * Ilex Oncology, Inc ..........................   $     19,177
      1,892      * Immunogen, Inc ..............................          8,079
      1,170      * Immunomedics, Inc ...........................          7,383
      2,869      * Impax Laboratories, Inc .....................         34,399
      3,178      * Indevus Pharmaceuticals, Inc ................         19,831
        179      * InterMune, Inc ..............................          2,884
        845      * Inverness Medical Innovations, Inc ..........         16,309
        500      * Invitrogen Corp .............................         19,185
      1,426      * Isis Pharmaceuticals, Inc ...................          7,558
      4,778      * IVAX Corp ...................................         85,287
      5,247      * King Pharmaceuticals, Inc ...................         77,446
         13      * Kos Pharmaceuticals, Inc ....................            305
      2,654      * La Jolla Pharmaceutical Co ..................          8,679
        627      * Lannett Co, Inc .............................         14,697
        625      * Ligand Pharmaceuticals, Inc (Class B) .......          8,494
      1,025      * Martek Biosciences Corp .....................         44,014
      1,010      * Medarex, Inc ................................          6,656
        756        Medicis Pharmaceutical Corp (Class A) .......         42,865
      2,655      * MedImmune, Inc ..............................         96,562
     29,548        Merck & Co, Inc .............................      1,789,131
        577        Meridian Bioscience, Inc ....................          5,412
        344      * MGI Pharma, Inc .............................          8,817
      3,469      * Millennium Pharmaceuticals, Inc .............         54,567
      4,563        Mylan Laboratories, Inc .....................        158,656
      1,073      * Nabi Biopharmaceuticals .....................          7,361
      1,057      * Nektar Therapeutics .........................          9,756
        722      * Neose Technologies, Inc .....................          7,227
      1,237      * Noven Pharmaceuticals, Inc ..................         12,667
        100      * NPS Pharmaceuticals, Inc ....................          2,434
      1,757      * OM Group, Inc ...............................         25,881
        319      * OraSure Technologies, Inc ...................          2,380
        268      * OSI Pharmaceuticals, Inc ....................          8,632
      3,549      * Pain Therapeutics, Inc ......................         22,927
      5,794      * Palatin Technologies, Inc ...................         18,483
      1,610      * Penwest Pharmaceuticals Co ..................         39,236
      6,466      * Peregrine Pharmaceuticals, Inc ..............          9,634
        600      * Pharmaceutical Resources, Inc ...............         29,196
      1,724      * Pozen, Inc ..................................         18,930
      2,295      * Praecis Pharmaceuticals, Inc ................         11,246
      2,459        Praxair, Inc ................................        147,786
     17,437        Procter & Gamble Co .........................      1,555,032
      1,137      * Progenics Pharmaceuticals ...................         17,123
        592      * Protein Design Labs, Inc ....................          8,276
      3,183        Rohm & Haas Co ..............................         98,768
      1,512      * Salix Pharmaceuticals Ltd ...................         15,861
      1,190      * Sepracor, Inc ...............................         21,456
      1,048      * SICOR, Inc ..................................         21,316
      1,206        Sigma-Aldrich Corp ..........................         65,341
      2,611      * SuperGen, Inc ...............................         14,099
        530      * Tanox, Inc ..................................          8,507
        369      * Third Wave Technologies, Inc ................          1,661
      1,543      * Unifi, Inc ..................................          9,567
        235      * United Therapeutics Corp ....................          5,118
        719      * Vertex Pharmaceuticals, Inc .................         10,497
          8      * Vicuron Pharmaceuticals, Inc ................            113
      2,748      * Watson Pharmaceuticals, Inc .................        110,937
      1,700      * Zymogenetics, Inc ...........................         19,788
                                                                   ------------
                   TOTAL CHEMICALS AND ALLIED PRODUCTS                8,951,914
                                                                   ------------
 COMMUNICATIONS--5.15%
      2,549        Alltel Corp .................................        122,913
      7,700        AT&T Corp ...................................        148,225
     17,768      * AT&T Wireless Services, Inc .................        145,875
      3,528      * Avaya, Inc ..................................         22,791
     20,332        BellSouth Corp ..............................        541,441
      1,410      * Cablevision Systems Corp (Class A) ..........         29,272
      1,872      * Charter Communications, Inc (Class A) .......          7,432
     12,261      * Comcast Corp ................................        370,037
      9,783      * Comcast Corp Special ........................        282,044
        846      * Infonet Services Corp (Class B) .............          1,345
      3,507      * InterActiveCorp .............................        138,772
     44,159      * Lucent Technologies, Inc ....................         89,643
        620      * Mastec, Inc .................................          3,571
      4,127      * Nextel Communications, Inc (Class A) ........         74,616
     36,348        SBC Communications, Inc .....................        928,691
      8,406        Sprint Corp (FON Group) .....................        121,046
      1,879      * Sprint Corp (PCS Group) .....................         10,804
      1,261      * Univision Communications, Inc (Class A) .....         38,334
     27,176        Verizon Communications, Inc .................      1,072,093
        142      * West Corp ...................................          3,784
        269      * XM Satellite Radio Holdings, Inc ............          2,972
                                                                   ------------
                   TOTAL COMMUNICATIONS                               4,155,701
                                                                   ------------
 DEPOSITORY INSTITUTIONS--11.10%
      2,793        AmSouth Bancorp .............................         60,999
     19,550        Bank of America Corp ........................      1,545,037
     18,186        Bank One Corp ...............................        676,155
      7,407        BB&T Corp ...................................        254,060
        811        Charter One Financial, Inc ..................         25,287
      1,769        Comerica, Inc ...............................         82,259
      6,187      * Concord EFS, Inc ............................         91,073
      7,458        Fifth Third Bancorp .........................        427,642
     17,269        FleetBoston Financial Corp ..................        513,062
      2,244        Golden West Financial Corp ..................        179,542
        424        Greenpoint Financial Corp ...................         21,599
         91        IndyMac Bancorp, Inc ........................          2,313
        389      * Intercept, Inc ..............................          3,252
     23,601        J.P. Morgan Chase & Co ......................        806,682
      6,972        KeyCorp .....................................        176,182
      5,365        Mellon Financial Corp .......................        148,879
     11,353        National City Corp ..........................        371,357
      1,981        Northern Trust Corp .........................         82,786
      4,764        PNC Financial Services Group, Inc ...........        232,531
      2,623        Regions Financial Corp ......................         88,605
         98        Sovereign Bancorp, Inc ......................          1,534
      3,599        State Street Corp ...........................        141,801
      4,454        SunTrust Banks, Inc .........................        264,300
      2,186        Synovus Financial Corp ......................         46,999
     26,958        U.S. Bancorp ................................        660,471
        988        Union Planters Corp .........................         30,658
     20,609        Wachovia Corp ...............................        823,536
     23,749        Wells Fargo & Co ............................      1,196,950
                                                                   ------------
                   TOTAL DEPOSITORY INSTITUTIONS                      8,955,551
                                                                   ------------
 EATING AND DRINKING PLACES--0.78%
      2,240        Darden Restaurants, Inc .....................         42,515
     24,163        McDonald's Corp .............................        533,036
        261        Outback Steakhouse, Inc .....................         10,179
      1,497        Wendy's International, Inc ..................         43,368
                                                                   ------------
                   TOTAL EATING AND DRINKING PLACES                     629,098
                                                                   ------------
 EDUCATIONAL SERVICES--0.11%
      1,416      * Apollo Group, Inc (Class A) .................         87,452
                                                                   ------------
                   TOTAL EDUCATIONAL SERVICES                            87,452
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.97%
     10,683        * AES Corp ..................................         67,837
      1,796        AGL Resources, Inc ..........................         45,690
      9,464        * Allegheny Energy, Inc .....................         79,971
      4,000        Allete, Inc .................................        106,200
     14,627        * Aquila, Inc ...............................         37,738
      4,885        Avista Corp .................................         69,123
      1,892        Black Hills Corp ............................         58,084

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  55

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
      8,596      * Calpine Corp ................................   $     56,734
      1,015      * Casella Waste Systems, Inc (Class A) ........          9,165
        500      * Citizens Communications Co ..................          6,445
      5,701        Cleco Corp ..................................         98,741
     13,214        DPL, Inc ....................................        210,631
      5,086        Empire District Electric Co .................        110,621
      5,283        Equitable Resources, Inc ....................        215,229
      4,555        Hawaiian Electric Industries, Inc ...........        208,847
      7,050        Idacorp, Inc ................................        185,063
      7,034        KeySpan Corp ................................        249,355
      3,570        Kinder Morgan, Inc ..........................        195,101
      1,552        MGE Energy, Inc .............................         48,888
     21,112      * Mirant Corp .................................         61,225
      7,291        National Fuel Gas Co ........................        189,931
      1,862        Nicor, Inc ..................................         69,099
      9,945        NiSource, Inc ...............................        188,955
     14,369        OGE Energy Corp .............................        307,066
        614        Otter Tail Corp .............................         16,566
      3,275        Peoples Energy Corp .........................        140,465
     10,284        Pepco Holdings, Inc .........................        197,041
     13,259        Puget Energy, Inc ...........................        316,492
      3,700        Questar Corp ................................        123,839
        897        Resource America, Inc (Class A) .............          9,284
        221        SEMCO Energy, Inc ...........................          1,286
      7,794      * Sierra Pacific Resources ....................         46,296
         31      * Southern Union Co ...........................            525
        131      * Stericycle, Inc .............................          5,041
      1,300        UGI Corp ....................................         41,210
      3,263        Unisource Energy Corp .......................         61,344
        294      * Waste Connections, Inc ......................         10,305
      1,107        Western Gas Resources, Inc ..................         43,837
      1,200        WGL Holdings, Inc ...........................         32,040
     11,540        Williams Cos, Inc ...........................         91,166
                                                                   ------------
                   TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         4,012,476
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--5.18%
     12,084      * ADC Telecommunications, Inc .................         28,132
        200      * Advanced Fibre Communications, Inc ..........          3,254
      3,298      * Advanced Micro Devices, Inc .................         21,140
        365      * Agere Systems, Inc (Class A) ................            850
      3,200      * Altera Corp .................................         52,480
      2,200        American Power Conversion Corp ..............         34,298
      2,877        Ametek, Inc .................................        105,442
         86      * Amkor Technology, Inc .......................          1,130
      3,400      * Analog Devices, Inc .........................        118,388
        671      * Arris Group, Inc ............................          3,328
      2,200      * Artesyn Technologies, Inc ...................         12,342
      2,119      * Avanex Corp .................................          8,476
      1,842        AVX Corp ....................................         20,244
        961        Baldor Electric Co ..........................         19,797
      1,675      * Broadcom Corp (Class A) .....................         41,724
      1,421      * C-COR.net Corp ..............................          6,963
      5,101      * CIENA Corp ..................................         26,474
      1,015      * Comverse Technology, Inc ....................         15,255
        581      * Conexant Systems, Inc .......................          2,382
      4,983      * Corvis Corp .................................          7,475
     12,178        Emerson Electric Co .........................        622,296
        500      * Energizer Holdings, Inc .....................         15,700
      1,273      * Finisar Corp ................................          1,973
        259      * FuelCell Energy, Inc ........................          2,121
        600      * Harmonic, Inc ...............................          2,442
     65,700        Intel Corp ..................................      1,365,509
        600      * Intersil Corp (Class A) .....................         15,966
      1,283      * InterVoice, Inc .............................          6,338
      1,207      * Jabil Circuit, Inc ..........................         26,675
     13,968      * JDS Uniphase Corp ...........................         49,028
        576      * Kemet Corp ..................................          5,818
        229        LSI Industries, Inc .........................          2,542
      3,500      * LSI Logic Corp ..............................         24,780
      2,997        Maxim Integrated Products, Inc ..............        102,467
        488      * McData Corp (Class A) .......................          7,159
      1,000        Microchip Technology, Inc ...................         24,500
      6,132      * Micron Technology, Inc ......................         71,315
      2,435        Molex, Inc ..................................         65,721
     27,747        Motorola, Inc ...............................        261,654
      4,302      * MRV Communications, Inc .....................          8,647
        864      * Mykrolis Corp ...............................          8,770
      1,751      * National Semiconductor Corp .................         34,530
         51      * New Focus, Inc ..............................            191
        903      * Novellus Systems, Inc .......................         33,069
        894      * Nvidia Corp .................................         20,571
      2,339      * Optical Communication Products, Inc .........          4,210
      1,588      * Parthusceva, Inc ............................         12,942
        200      * Polycom, Inc ................................          2,772
      4,149      * Proxim Corp (Class A) .......................          6,058
        200      * QLogic Corp .................................          9,666
      7,400        Qualcomm, Inc ...............................        264,550
      1,064        Scientific-Atlanta, Inc .....................         25,366
      8,669      * Sirius Satellite Radio, Inc .................         14,651
      1,259      * Stratex Networks, Inc .......................          4,029
      1,488      * Sycamore Networks, Inc ......................          5,699
      5,490      * Tellabs, Inc ................................         36,069
     13,701      * Tellium, Inc ................................         12,742
      1,300      * Terayon Communication Systems, Inc ..........          3,549
     18,974        Texas Instruments, Inc ......................        333,942
      1,538      * Thomas & Betts Corp .........................         22,224
        622      * Three-Five Systems, Inc .....................          4,292
        879      * Turnstone Systems, Inc ......................          2,206
        332      * Utstarcom, Inc ..............................         11,809
        600      * Vishay Intertechnology, Inc .................          7,920
      1,600      * Vitesse Semiconductor Corp ..................          7,872
      3,200      * Xilinx, Inc .................................         80,992
                                                                   ------------
                   TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT      4,182,916
                                                                   ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.62%
        601      * aaiPharma, Inc ..............................         11,948
        200      * Affymetrix, Inc .............................          3,942
        575      * Antigenics, Inc .............................          6,624
        651      * Applera Corp (Celera Genomics Group) ........          6,718
      1,636      * Ariad Pharmaceuticals, Inc ..................          7,346
      2,292      * BearingPoint, Inc ...........................         22,118
      1,166      * Ciphergen Biosystems, Inc ...................         11,952
      1,173      * CuraGen Corp ................................          6,510
        232      * CV Therapeutics, Inc ........................          6,881
      4,386      * Decode Genetics, Inc ........................         13,684
        480      * Digitas, Inc ................................          2,381
        196      * Exult, Inc ..................................          1,680
         50      * Gartner, Inc (Class A) ......................            379
      1,187      * Gene Logic, Inc .............................          7,086
      2,697      * Incyte Corp .................................         12,514
        464      * Kosan Biosciences, Inc ......................          2,738
        527      * Lexicon Genetics, Inc .......................          3,536
        918      * Luminex Corp ................................          4,737
      1,771        Moody's Corp ................................         93,349
         39      * Neopharm, Inc ...............................            542
      5,454        Paychex, Inc ................................        159,857
        200      * Pharmaceutical Product Development, Inc .....          5,746
      2,288      * Quintiles Transnational Corp ................         32,467
        608      * Regeneron Pharmaceuticals, Inc ..............          9,576
        106      * Research Frontiers, Inc .....................          1,484
        850      * Savient Pharmaceuticals, Inc ................          3,944

                        SEE NOTES TO FINANCIAL STATEMENTS

56  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

 ENGINEERING AND MANAGEMENT SERVICES--(CONTINUED)
      2,549      * Seattle Genetics, Inc .......................   $     13,127
         19      * Symyx Technologies, Inc .....................            310
      1,389      * Transkaryotic Therapies, Inc ................         16,029
        517      * TRC Cos, Inc ................................          7,631
      2,356      * Tularik, Inc ................................         23,419
        448      * U.S. Oncology, Inc ..........................          3,311
                                                                   ------------
                   TOTAL ENGINEERING AND MANAGEMENT SERVICES            503,566
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.98%
      2,449      * Crown Holdings, Inc .........................         17,486
        727        Harsco Corp .................................         26,208
      6,401        Illinois Tool Works, Inc ....................        421,506
      8,828        Masco Corp ..................................        210,548
      1,856        Material Sciences Corp ......................         18,003
        600        Snap-On, Inc ................................         17,418
      2,600        Stanley Works ...............................         71,760
      1,853      * Tower Automotive, Inc .......................          6,782
         83        Valmont Industries, Inc .....................          1,615
                                                                   ------------
                   TOTAL FABRICATED METAL PRODUCTS                      791,326
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--4.03%
      4,003        Campbell Soup Co ............................         98,074
     27,754        Coca-Cola Co ................................      1,288,063
      2,259        Coca-Cola Enterprises, Inc ..................         41,001
      4,564        General Mills, Inc ..........................        216,379
      6,008        H.J. Heinz Co ...............................        198,144
      1,082        Hershey Foods Corp ..........................         75,372
      3,864        Kellogg Co ..................................        132,806
        600        Pepsi Bottling Group, Inc ...................         12,012
     23,174        PepsiCo, Inc ................................      1,031,243
      2,880        Wrigley (Wm.) Jr Co .........................        161,942
                                                                   ------------
                   TOTAL FOOD AND KINDRED PRODUCTS                    3,255,036
                                                                   ------------
 FOOD STORES--0.71%
      7,583        Albertson's, Inc ............................        145,594
     10,365      * Kroger Co ...................................        172,888
        800      * Pathmark Stores, Inc ........................          6,120
      6,700      * Safeway, Inc ................................        137,082
      4,390      * Starbucks Corp ..............................        107,643
         24        Winn-Dixie Stores, Inc ......................            295
                                                                   ------------
                   TOTAL FOOD STORES                                    569,622
                                                                   ------------
 FURNITURE AND FIXTURES--0.46%
      1,330        Hillenbrand Industries, Inc .................         67,099
      1,997        Johnson Controls, Inc .......................        170,943
        718      * Lear Corp ...................................         33,042
      1,885        Leggett & Platt, Inc ........................         38,643
      2,163        Newell Rubbermaid, Inc ......................         60,564
                                                                   ------------
                   TOTAL FURNITURE AND FIXTURES                         370,291
                                                                   ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.35%
      3,053      * Bed Bath & Beyond, Inc ......................        118,487
      2,634      * Best Buy Co, Inc ............................        115,685
      1,379        Circuit City Stores, Inc (Circuit City Group)         12,135
      1,371        RadioShack Corp .............................         36,071
         76      * Williams-Sonoma, Inc ........................          2,219
                                                                   ------------
                   TOTAL FURNITURE AND HOMEFURNISHINGS STORES           284,597
                                                                   ------------
 GENERAL BUILDING CONTRACTORS--0.14%
        362        Centex Corp .................................         28,160
        747        Clayton Homes, Inc ..........................          9,375
        768        D.R. Horton, Inc ............................         21,581
         32        Lennar Corp .................................          2,198
        320        Lennar Corp (Class A) .......................         22,880
        399        Pulte Homes, Inc ............................         24,602
                                                                   ------------
                   TOTAL GENERAL BUILDING CONTRACTORS                   108,796
                                                                   ------------
 GENERAL MERCHANDISE STORES--1.69%
        331      * Big Lots, Inc ...............................          4,978
         41      * BJ's Wholesale Club, Inc ....................            617
      5,477      * Costco Wholesale Corp .......................        200,458
         55        Dillard's, Inc (Class A) ....................            741
      2,908        Dollar General Corp .........................         53,100
        702      * Dollar Tree Stores, Inc .....................         22,274
      1,421        Family Dollar Stores, Inc ...................         54,211
      3,491        J.C. Penney Co, Inc .........................         58,823
      3,551      * Kohl's Corp .................................        182,450
      9,218        May Department Stores Co ....................        205,193
         45      * Saks, Inc ...................................            437
      4,813        Sears Roebuck & Co ..........................        161,909
     11,078        Target Corp .................................        419,192
                                                                   ------------
                   TOTAL GENERAL MERCHANDISE STORES                   1,364,383
                                                                   ------------
 HEALTH SERVICES--0.42%
      2,822      * Caremark Rx, Inc ............................         72,469
        631      * Express Scripts, Inc ........................         43,041
      1,595      * First Health Group Corp .....................         44,054
        229      * Genesis Health Ventures, Inc ................          4,042
      3,341        Health Management Associates, Inc (Class A) .         61,641
        104        Hooper Holmes, Inc ..........................            670
         34      * LifePoint Hospitals, Inc ....................            712
      1,285      * Lincare Holdings, Inc .......................         40,490
      1,241      * Manor Care, Inc .............................         31,037
        645      * Option Care, Inc ............................          7,437
        329      * Orthodontic Centers of America, Inc .........          2,635
        365      * Specialty Laboratories, Inc .................          3,741
        398      * Triad Hospitals, Inc ........................          9,878
        483      * Universal Health Services, Inc (Class B) ....         19,136
                                                                   ------------
                   TOTAL HEALTH SERVICES                                340,983
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--2.74%
      3,924        Allied Capital Corp .........................         90,644
        884        AMB Property Corp ...........................         24,902
      3,791        Archstone-Smith Trust .......................         90,984
        447        AvalonBay Communities, Inc ..................         19,060
        585        Boston Properties, Inc ......................         25,623
      2,432        Crescent Real Estate Equities Co ............         40,396
      1,697        Duke Realty Corp ............................         46,752
     12,489        Equity Office Properties Trust ..............        337,328
      7,162        Equity Residential ..........................        185,854
      1,000        First Industrial Realty Trust, Inc ..........         31,600
        829        iStar Financial, Inc ........................         30,259
      1,000        Kimco Realty Corp ...........................         37,900
      6,517        Plum Creek Timber Co, Inc ...................        169,116
      2,493        Prologis ....................................         68,059
      2,082        Public Storage, Inc .........................         70,517
        397        Rouse Co ....................................         15,126
      3,337        Simon Property Group, Inc ...................        130,243
      1,503        Vornado Realty Trust ........................         65,531
     17,676        Washington Mutual, Inc ......................        730,019
                                                                   ------------
                   TOTAL HOLDING AND OTHER INVESTMENT OFFICES         2,209,913
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--0.09%
      1,362      * Boca Resorts, Inc (Class A) .................         17,706
      1,403      * Extended Stay America, Inc ..................         18,926
        556        Marcus Corp .................................          8,312
      3,655      * Prime Hospitality Corp ......................         24,525
        123      * Vail Resorts, Inc ...........................          1,657
                                                                   ------------
                   TOTAL HOTELS AND OTHER LODGING PLACES                 71,126
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--8.59%
      6,283        3M Co .......................................        810,381
        627      * American Standard Cos, Inc ..................         46,354
      3,968      * Apple Computer, Inc .........................         75,868
     17,068      * Applied Materials, Inc ......................        270,698
     12,100        Baker Hughes, Inc ...........................        406,197
        647        Black & Decker Corp .........................         28,112
        375      * Brooks Automation, Inc ......................          4,253

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  57

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
        490      * Cirrus Logic, Inc ...........................   $      1,970
     67,800      * Cisco Systems, Inc ..........................      1,124,802
        934      * Concurrent Computer Corp ....................          2,727
        400      * Cooper Cameron Corp .........................         20,152
      1,234        Cummins, Inc ................................         44,288
      4,067        Deere & Co ..................................        185,862
     22,300      * Dell Computer Corp ..........................        712,708
        400        Diebold, Inc ................................         17,300
     23,242      * EMC Corp ....................................        243,344
        441      * Emulex Corp .................................         10,042
      3,621      * Gateway, Inc ................................         13,217
        800      * Global Power Equipment Group, Inc ...........          3,720
        464        Graco, Inc ..................................         14,848
      2,598      * Grant Prideco, Inc ..........................         30,527
      4,388      * Handspring, Inc .............................          4,958
     32,847        Hewlett-Packard Co ..........................        699,641
      1,742      * InFocus Corp ................................          8,222
     18,221        International Business Machines Corp ........      1,503,233
        600      * Lam Research Corp ...........................         10,926
      1,119      * Lexmark International, Inc ..................         79,192
        136        Lincoln Electric Holdings, Inc ..............          2,776
      1,000      * Maxtor Corp .................................          7,510
      1,736        Milacron, Inc ...............................          8,489
        992        Modine Manufacturing Co .....................         19,215
      2,611      * Network Appliance, Inc ......................         42,324
        976        Nordson Corp ................................         23,278
        325      * Palm, Inc ...................................          5,288
        100        Pentair, Inc ................................          3,906
      5,342        Pitney Bowes, Inc ...........................        205,186
        200      * Presstek, Inc ...............................          1,246
        300      * Quantum Corp ................................          1,215
      2,759      * Semitool, Inc ...............................         13,602
        679      * Simpletech, Inc .............................          2,723
      1,142      * Smith International, Inc ....................         41,957
     12,105      * Solectron Corp ..............................         45,273
        648      * SPX Corp ....................................         28,551
        271      * Storage Technology Corp .....................          6,976
      1,305        Symbol Technologies, Inc ....................         16,978
        152      * UNOVA, Inc ..................................          1,687
        485      * Western Digital Corp ........................          4,996
      6,887      * Xerox Corp ..................................         72,933
                                                                   ------------
                   TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           6,929,651
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--3.52%
        567      * Advanced Medical Optics, Inc ................          9,667
         73      * Aksys Ltd ...................................            945
        497      * Align Technology, Inc .......................          6,237
      3,500        Applera Corp (Applied Biosystems Group) .....         66,605
        446        Bard (C.R.), Inc ............................         31,804
        483        Bausch & Lomb, Inc ..........................         18,113
     10,931        Baxter International, Inc ...................        284,206
        522        Beckman Coulter, Inc ........................         21,214
      5,435        Becton Dickinson & Co .......................        211,150
      3,806        Biomet, Inc .................................        109,080
      4,004      * Boston Scientific Corp ......................        244,644
        864      * Bruker Daltonics, Inc .......................          4,605
      1,930      * Cardiac Science, Inc ........................          5,172
        972      * Cerus Corp ..................................          7,319
        975      * Closure Medical Corp ........................         18,408
        500      * Concord Camera Corp .........................          3,545
        681      * Credence Systems Corp .......................          5,768
        496      * Cytyc Corp ..................................          5,218
      1,006        Dentsply International, Inc .................         41,145
      1,500      * DJ Orthopedics, Inc .........................         16,440
        207      * Edwards Lifesciences Corp ...................          6,653
      3,553        Guidant Corp ................................        157,718
        543      * Input/Output, Inc ...........................          2,921
      2,119      * Invision Technologies, Inc ..................         53,145
      1,635      * KLA-Tencor Corp .............................         76,011
        200      * LTX Corp ....................................          1,724
     15,776        Medtronic, Inc ..............................        756,775
        195      * Millipore Corp ..............................          8,652
        305      * MKS Instruments, Inc ........................          5,511
        596      * Oakley, Inc .................................          7,015
      1,038      * Orthologic Corp .............................          4,764
      2,064        PerkinElmer, Inc ............................         28,504
      2,190      * St. Jude Medical, Inc .......................        125,925
      2,646        Stryker Corp ................................        183,553
        100      * Techne Corp .................................          3,034
        400      * Tektronix, Inc ..............................          8,640
        941        Teleflex, Inc ...............................         40,040
        389      * Theragenics Corp ............................          1,673
        400      * Therasense, Inc .............................          4,000
      2,150      * Thermo Electron Corp ........................         45,193
      1,349      * TriPath Imaging, Inc ........................          9,214
        535      * Varian Medical Systems, Inc .................         30,800
        901      * Vivus, Inc ..................................          4,631
      1,147      * Waters Corp .................................         33,412
      2,886      * Zimmer Holdings, Inc ........................        130,014
        347      * Zygo Corp ...................................          2,776
                                                                   ------------
                   TOTAL INSTRUMENTS AND RELATED PRODUCTS             2,843,583
                                                                   ------------
 INSURANCE AGENTS, BROKERS AND SERVICES--0.85%
      4,995        AON Corp ....................................        120,280
        320        Brown & Brown, Inc ..........................         10,400
        964        Gallagher (Arthur J.) & Co ..................         26,221
     10,298        Marsh & McLennan Cos, Inc ...................        525,919
                                                                   ------------
                   TOTAL INSURANCE AGENTS, BROKERS AND SERVICE          682,820
                                                                   ------------
 INSURANCE CARRIERS--5.12%
        500      * AdvancePCS ..................................         19,115
      2,200        Aetna, Inc ..................................        132,440
      6,894        Aflac, Inc ..................................        211,991
     25,623        American International Group, Inc ...........      1,413,877
      1,887      * Anthem, Inc .................................        145,582
      2,098        Chubb Corp ..................................        125,880
      1,891        Cigna Corp ..................................         88,764
      2,557        Cincinnati Financial Corp ...................         94,839
      1,037        Erie Indemnity Co (Class A) .................         42,776
      2,896        Hartford Financial Services Group, Inc ......        145,843
      1,822      * Health Net, Inc .............................         60,035
      3,423      * Humana, Inc .................................         51,687
      1,699        Jefferson-Pilot Corp ........................         70,441
      2,997        Lincoln National Corp .......................        106,783
        793        MBIA, Inc ...................................         38,659
        105        MGIC Investment Corp ........................          4,897
      1,184      * Oxford Health Plans, Inc ....................         49,764
        900        Phoenix Cos, Inc ............................          8,127
      3,928        Principal Financial Group ...................        126,678
      1,863        Progressive Corp ............................        136,185
      8,759        Prudential Financial, Inc ...................        294,740
      1,493        Safeco Corp .................................         52,673
      2,624        St. Paul Cos, Inc ...........................         95,802
      8,000        UnitedHealth Group, Inc .....................        402,000
      2,663        UnumProvident Corp ..........................         35,711
      2,130      * Wellpoint Health Networks, Inc ..............        179,559
                                                                   ------------
                   TOTAL INSURANCE CARRIERS                           4,134,848
                                                                   ------------
 LEATHER AND LEATHER PRODUCTS--0.02%
        394      * Coach, Inc ..................................         19,598
                                                                   ------------
                   TOTAL LEATHER AND LEATHER PRODUCTS                    19,598
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

58  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 LUMBER AND WOOD PRODUCTS--0.01%
      1,474      * Champion Enterprises, Inc ...................   $      7,635
                                                                   ------------
                   TOTAL LUMBER AND WOOD PRODUCTS                         7,635
                                                                   ------------
 METAL MINING--0.11%
      1,535      * Cleveland-Cliffs, Inc .......................         27,400
      1,859        Royal Gold, Inc .............................         39,950
      3,367      * Stillwater Mining Co ........................         17,306
                                                                   ------------
                   TOTAL METAL MINING                                    84,656
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.22%
        609        Callaway Golf Co ............................          8,051
      7,534        Mattel, Inc .................................        142,543
        161        Nautilus Group, Inc .........................          1,996
        183        Russ Berrie & Co, Inc .......................          6,681
         87      * Steinway Musical Instruments, Inc ...........          1,340
      1,535      * Toys "R" Us, Inc ............................         18,604
                                                                   ------------
                   TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         179,215
                                                                   ------------
 MISCELLANEOUS RETAIL--1.32%
      1,695      * Amazon.Com, Inc .............................         61,851
        910      * Blue Rhino Corp .............................         10,911
      5,309        CVS Corp ....................................        148,811
      2,049      * eBay, Inc ...................................        213,465
        228        Michaels Stores, Inc ........................          8,678
      2,660      * Office Depot, Inc ...........................         38,597
      1,082        Omnicare, Inc ...............................         36,561
        451        Petsmart, Inc ...............................          7,518
      5,223      * Staples, Inc ................................         95,842
        994        Tiffany & Co ................................         32,484
     12,290        Walgreen Co .................................        369,929
      1,731        World Fuel Services Corp ....................         42,565
                                                                   ------------
                   TOTAL MISCELLANEOUS RETAIL                         1,067,212
                                                                   ------------
 MOTION PICTURES--1.22%
     30,508      * Liberty Media Corp (Class A) ................        352,672
      4,863      * Metro-Goldwyn-Mayer, Inc ....................         60,398
        522        Regal Entertainment Group (Class A) .........         12,309
     28,458        Walt Disney Co ..............................        562,046
                                                                   ------------
                   TOTAL MOTION PICTURES                                987,425
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--3.86%
      1,014        Advanta Corp (Class A) ......................          9,978
        668        American Capital Strategies Ltd .............         16,660
     16,553        American Express Co .........................        692,081
      2,433        Capital One Financial Corp ..................        119,655
      2,380        CIT Group, Inc ..............................         58,667
      1,034        Countrywide Financial Corp ..................         71,935
     13,833        Fannie Mae ..................................        932,898
     10,280        Freddie Mac .................................        521,916
     16,372        MBNA Corp ...................................        341,192
      2,148      * Providian Financial Corp ....................         19,890
      7,805        SLM Corp ....................................        305,722
        187        Student Loan Corp ...........................         23,562
                                                                   ------------
                   TOTAL NONDEPOSITORY INSTITUTIONS                   3,114,156
                                                                   ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.14%
      3,151        Amcol International Corp ....................         25,208
      2,397        Vulcan Materials Co .........................         88,857
                                                                   ------------
                   TOTAL NONMETALLIC MINERALS, EXCEPT FUELS             114,065
                                                                   ------------
 OIL AND GAS EXTRACTION--2.71%
      6,961        Anadarko Petroleum Corp .....................        309,556
      5,017        Apache Corp .................................        326,406
      3,596        Chesapeake Energy Corp ......................         36,320
        638      * Cimarex Energy Co ...........................         15,153
        394      * Clayton Williams Energy, Inc ................          7,273
        288      * Comstock Resources, Inc .....................          3,940
      1,565      * Denbury Resources, Inc ......................         21,018
      6,417        Devon Energy Corp ...........................        342,668
      1,136      * Energy Partners Ltd .........................         13,121
      2,417        ENSCO International, Inc ....................         65,017
      5,108        EOG Resources, Inc ..........................        213,719
      1,243      * Forest Oil Corp .............................         31,224
        300      * Grey Wolf, Inc ..............................          1,212
        598      * Harvest Natural Resources, Inc ..............          3,809
      1,099        Helmerich & Payne, Inc ......................         32,091
      3,548      * Horizon Offshore, Inc .......................         17,669
        200      * Houston Exploration Co ......................          6,940
        245      * KCS Energy, Inc .............................          1,321
        895      * Magnum Hunter Resources, Inc ................          7,151
      2,779      * Meridian Resource Corp ......................         13,145
      1,898      * Newfield Exploration Co .....................         71,270
      3,485        Noble Energy, Inc ...........................        131,733
        685      * Nuevo Energy Co .............................         11,953
        709      * Patterson-UTI Energy, Inc ...................         22,972
      3,114      * Pioneer Natural Resources Co ................         81,275
      2,597        Pogo Producing Co ...........................        111,022
        652      * Pride International, Inc ....................         12,271
        603      * Range Resources Corp ........................          3,781
      1,457      * Rowan Cos, Inc ..............................         32,637
        355      * Stone Energy Corp ...........................         14,882
      1,641      * Swift Energy Co .............................         18,051
        900        Tidewater, Inc ..............................         26,433
        300      * Tom Brown, Inc ..............................          8,337
      9,181      * Transmontaigne, Inc .........................         59,493
        800      * Varco International, Inc ....................         15,680
      1,700        Vintage Petroleum, Inc ......................         19,176
      1,009      * Westport Resources Corp .....................         22,955
      2,872        XTO Energy, Inc .............................         57,756
                                                                   ------------
                   TOTAL OIL AND GAS EXTRACTION                       2,190,430
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.73%
      7,900        Kimberly-Clark Corp .........................        411,906
      3,476        MeadWestvaco Corp ...........................         85,857
        100      * Pactiv Corp .................................          1,971
      3,471        Sonoco Products Co ..........................         83,373
        211        Temple-Inland, Inc ..........................          9,054
                                                                   ------------
                   TOTAL PAPER AND ALLIED PRODUCTS                      592,161
                                                                   ------------
 PERSONAL SERVICES--0.10%
      2,018        Cintas Corp .................................         71,518
        484        CPI Corp ....................................          8,543
                                                                   ------------
                   TOTAL PERSONAL SERVICES                               80,061
                                                                   ------------
 PETROLEUM AND COAL PRODUCTS--0.40%
      1,336        Frontier Oil Corp ...........................         20,307
      1,678      * Headwaters, Inc .............................         24,650
      4,267        Sunoco, Inc .................................        161,037
      3,192        Valero Energy Corp ..........................        115,965
                                                                   ------------
                   TOTAL PETROLEUM AND COAL PRODUCTS                    321,959
                                                                   ------------
 PRIMARY METAL INDUSTRIES--0.61%
        500      * Andrew Corp .................................          4,600
        368        Belden, Inc .................................          5,848
        381      * Cable Design Technologies Corp ..............          2,724
      3,679      * Century Aluminum Co .........................         25,863
      5,000        Engelhard Corp ..............................        123,850
        648      * General Cable Corp ..........................          3,499
        212        Gibraltar Steel Corp ........................          4,342
      3,532      * Liquidmetal Technologies, Inc ...............         18,119
        223      * Lone Star Technologies, Inc .................          4,723
        252      * Maverick Tube Corp ..........................          4,826
        869      * Mueller Industries, Inc .....................         23,559
      1,624      * NS Group, Inc ...............................         15,834
      1,970        Nucor Corp ..................................         96,235
      4,530        Ryerson Tull, Inc ...........................         39,773
        816        Schnitzer Steel Industries, Inc (Class A) ...         36,002

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  59

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 PRIMARY METAL INDUSTRIES--(CONTINUED)
      1,030      * Steel Dynamics, Inc .........................   $     14,111
         80        Tredegar Corp ...............................          1,199
      4,988        Worthington Industries, Inc .................         66,839
                                                                   ------------
                   TOTAL PRIMARY METAL INDUSTRIES                       491,946
                                                                   ------------
 PRINTING AND PUBLISHING--0.98%
      1,319        Dow Jones & Co, Inc .........................         56,757
        300        Harte-Hanks, Inc ............................          5,700
      3,585        McGraw-Hill Cos, Inc ........................        222,270
      1,896        New York Times Co (Class A) .................         86,268
      1,423        R.R. Donnelley & Sons Co ....................         37,197
        395        Scripps (E.W.) Co (Class A) .................         35,044
      3,751        Tribune Co ..................................        181,173
        137      * Valassis Communications, Inc ................          3,524
        218        Washington Post Co (Class B) ................        159,772
                                                                   ------------
                   TOTAL PRINTING AND PUBLISHING                        787,705
                                                                   ------------
 RAILROAD TRANSPORTATION--0.34%
         61      * Kansas City Southern Industries, Inc ........            734
     14,174        Norfolk Southern Corp .......................        272,141
                                                                   ------------
                   TOTAL RAILROAD TRANSPORTATION                        272,875
                                                                   ------------
 REAL ESTATE--0.01%
        121      * Avatar Holdings, Inc ........................          3,654
         63      * Catellus Development Corp ...................          1,386
        380      * Stewart Enterprises, Inc (Class A) ..........          1,634
                                                                   ------------
                   TOTAL REAL ESTATE                                      6,674
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.05%
         67        Bandag, Inc .................................          2,497
        471        Cooper Tire & Rubber Co .....................          8,285
        101      * Reebok International Ltd ....................          3,397
        295      * Sealed Air Corp .............................         14,060
        169      * Skechers U.S.A., Inc (Class A) ..............          1,251
      1,311      * Vans, Inc ...................................         11,773
                                                                   ------------
                   TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS       41,263
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--1.82%
      1,090        A.G. Edwards, Inc ...........................         37,278
      1,696      * Ameritrade Holding Corp .....................         12,567
     15,286        Charles Schwab Corp .........................        154,236
         50        Eaton Vance Corp ............................          1,580
        796        Federated Investors, Inc (Class B) ..........         21,826
      3,936        Franklin Resources, Inc .....................        153,780
      3,936        Goldman Sachs Group, Inc ....................        329,640
      9,958        Instinet Group, Inc .........................         46,404
      2,086        Janus Capital Group, Inc ....................         34,210
        331        Legg Mason, Inc .............................         21,498
     11,386        Merrill Lynch & Co, Inc .....................        531,498
        398        Neuberger Berman, Inc .......................         15,884
      1,038        SEI Investments Co ..........................         33,216
        400      * SoundView Technology Group, Inc .............          4,048
      1,963        T Rowe Price Group, Inc .....................         74,103
                                                                   ------------
                   TOTAL SECURITY AND COMMODITY BROKERS               1,471,768
                                                                   ------------
 SPECIAL TRADE CONTRACTORS--0.02%
      1,106      * Integrated Electrical Services, Inc .........          8,019
        902      * Quanta Services, Inc ........................          6,404
                                                                   ------------
                   TOTAL SPECIAL TRADE CONTRACTORS                       14,423
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.11%
        241        Apogee Enterprises, Inc .....................          2,174
         48      * Cabot Microelectronics Corp .................          2,423
     11,711      * Corning, Inc ................................         86,544
                                                                   ------------
                   TOTAL STONE, CLAY, AND GLASS PRODUCTS                 91,141
                                                                   ------------
 TRANSPORTATION BY AIR--0.76%
      3,787      * AMR Corp ....................................         41,657
        128      * Atlantic Coast Airlines Holdings, Inc .......          1,727
      1,483      * Continental Airlines, Inc (Class B) .........         22,201
      3,144        Delta Air Lines, Inc ........................         46,154
      3,290        FedEx Corp ..................................        204,079
      1,111      * Frontier Airlines, Inc ......................         10,088
        650      * JetBlue Airways Corp ........................         27,489
        732      * Mesa Air Group, Inc .........................          5,856
        378      * Petroleum Helicopters (Vote) ................         11,926
        565        Skywest, Inc ................................         10,769
     13,239        Southwest Airlines Co .......................        227,711
                                                                   ------------
                   TOTAL TRANSPORTATION BY AIR                          609,657
                                                                   ------------
 TRANSPORTATION EQUIPMENT--0.99%
        303        ArvinMeritor, Inc ...........................          6,115
      3,360        Autoliv, Inc ................................         90,989
      1,537        Brunswick Corp ..............................         38,456
      2,723        Dana Corp ...................................         31,478
     15,175        Delphi Corp .................................        130,960
        200      * Dura Automotive Systems, Inc ................          1,892
      1,100      * Fleetwood Enterprises, Inc ..................          8,140
        671      * Gentex Corp .................................         20,539
      5,030        Genuine Parts Co ............................        161,010
        553      * Greenbrier Cos, Inc .........................          6,000
      4,976        Harley-Davidson, Inc ........................        198,343
      5,283        Heico Corp ..................................         64,453
        718      * Sports Resorts International, Inc ...........          3,504
        133        Standard Motor Products, Inc ................          1,476
        382      * Tenneco Automotive, Inc .....................          1,375
      4,600        Visteon Corp ................................         31,602
        205      * Wabash National Corp ........................          2,876
                                                                   ------------
                   TOTAL TRANSPORTATION EQUIPMENT                       799,208
                                                                   ------------
TRANSPORTATION SERVICES--0.08%
         79      * Expedia, Inc ................................          6,058
      1,776        GATX Corp ...................................         29,038
        283      * RailAmerica, Inc ............................          2,391
      1,216        Sabre Holdings Corp .........................         29,974
                                                                   ------------
                   TOTAL TRANSPORTATION SERVICES                         67,461
                                                                   ------------
TRUCKING AND WAREHOUSING--0.56%
      7,057        United Parcel Service, Inc (Class B) ........        449,531
                                                                   ------------
                   TOTAL TRUCKING AND WAREHOUSING                       449,531
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--2.66%
        551      * Apogent Technologies, Inc ...................         11,020
      1,469        Barnes Group, Inc ...........................         31,965
         99        BorgWarner, Inc .............................          6,376
        333      * CDW Corp ....................................         15,251
        623        Commercial Metals Co ........................         11,083
      2,800        IKON Office Solutions, Inc ..................         24,920
        300      * Ingram Micro, Inc (Class A) .................          3,300
     35,522        Johnson & Johnson ...........................      1,836,487
        746      * Patterson Dental Co .........................         33,853
        420      * Pomeroy IT Solutions, Inc ...................          4,645
      1,592        Reliance Steel & Aluminum Co ................         32,954
        137      * Safeguard Scientifics, Inc ..................            370
      2,824        W.W. Grainger, Inc ..........................        132,050
                                                                   ------------
                   TOTAL WHOLESALE TRADE-DURABLE GOODS                2,144,274
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--1.35%
      1,290      * Allscripts Healthcare Solutions, Inc ........          4,734
      7,038        Cardinal Health, Inc ........................        452,543
      1,176        D&K Healthcare Resources, Inc ...............         18,981
        243      * Henry Schein, Inc ...........................         12,719
      6,364        McKesson Corp ...............................        227,449
      3,279        Perrigo Co ..................................         51,284
      3,818      * Plains Resources, Inc .......................         54,025
      1,085      * Priority Healthcare Corp (Class B) ..........         20,127
        382        Russell Corp ................................          7,258

                        SEE NOTES TO FINANCIAL STATEMENTS

60  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 WHOLESALE TRADE-NONDURABLE GOODS--(CONTINUED)
        202        Stride Rite Corp ............................   $      2,012
      7,994        Sysco Corp ..................................        240,128
                                                                   ------------
                   TOTAL WHOLESALE TRADE-NONDURABLE GOODS             1,091,260
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $93,079,721)                              80,233,446
                                                                   ------------
                   TOTAL PORTFOLIO--99.41%
                     (COST $93,081,927)                              80,235,857
                   OTHER ASSETS & LIABILITIES, NET--0.59%               475,839
                                                                   ------------
                   NET ASSETS--100.00%                             $ 80,711,696
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                             SEE NOTES TO FINANCIAL

                    STATEMENTS 2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds  61

 Statement of Investments (Unaudited) - MANAGED ALLOCATION FUND - June 30, 2003
--------------------------------------------------------------------------------

SHARES/PRINCIPAL                                                       VALUE
----------------                                                       -----
TIAA-CREF MUTUAL FUNDS--99.95%
 10,217,520    TIAA-CREF Bond PLUS Fund ........................   $110,144,872
 10,205,673    TIAA-CREF Growth Equity Fund ....................     78,583,686
  1,140,957    TIAA-CREF High-Yield Bond Fund ..................     10,268,616
  6,907,645    TIAA-CREF Institutional Large Cap Value Fund ....     76,813,018
  1,002,397    TIAA-CREF Institutional Small-Cap Equity Fund ...     11,647,857
  4,191,456    TIAA-CREF International Equity Fund .............     30,597,635
  2,268,683    TIAA-CREF Money Market Fund .....................      2,268,684
    382,966    TIAA-CREF Short-Term Bond Fund ..................      4,189,657
                                                                   ------------
               TOTAL TIAA-CREF MUTUAL FUNDS
                 (COST $362,804,998)                                324,514,025
                                                                   ------------
               TOTAL PORTFOLIO--99.95%

                 (COST $362,804,998)                                324,514,025
               OTHER ASSETS & LIABILITIES, NET--0.05%                   169,289
                                                                   ------------
               NET ASSETS--100.00%                                 $324,683,314
                                                                   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

62  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - HIGH-YIELD BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
CORPORATE BONDS:

Agricultural Production-Crops .........................  $    530,000     0.40%
Amusement and Recreation Services .....................     4,202,188     3.14
Apparel and Other Textile Products ....................       880,000     0.66
Automotive Dealers and Service Stations ...............     1,130,000     0.84
Business Services .....................................     6,558,750     4.90
Chemicals and Allied Products .........................     5,029,375     3.75
Coal Mining ...........................................       571,250     0.43
Communications ........................................    14,277,250    10.66
Depository Institutions ...............................       512,500     0.38
Eating and Drinking Places ............................     1,671,250     1.25
Electric, Gas, and Sanitary Services ..................    22,452,813    16.76
Electronic and Other Electric Equipment ...............     3,102,312     2.32
Fabricated Metal Products .............................     2,145,000     1.60
Food and Kindred Products .............................     3,688,750     2.75
Furniture and Fixtures ................................       572,500     0.43
General Building Contractors ..........................     2,250,000     1.68
General Merchandise Stores ............................       890,000     0.66
Holding and Other Investment Offices ..................     3,119,249     2.33
Hotels and Other Lodging Places .......................     3,376,250     2.52
Industrial Machinery and Equipment ....................     1,122,500     0.84
Instruments and Related Products ......................     2,760,000     2.06
Metal Mining ..........................................     1,117,500     0.83
Miscellaneous Manufacturing Industries ................     2,865,000     2.14
Miscellaneous Retail ..................................     3,256,608     2.43
Nondepository Institutions ............................     1,630,000     1.22
Oil and Gas Extraction ................................     5,963,750     4.45
Paper and Allied Products .............................     8,867,585     6.62
Personal Services .....................................     2,083,750     1.56
Petroleum and Coal Products ...........................     1,480,000     1.10
Primary Metal Industries ..............................     3,060,000     2.28
Printing and Publishing ...............................     7,954,775     5.94
Rubber and Miscellaneous Plastic Products .............     1,085,000     0.81
Transportation By Air .................................       675,000     0.50
Transportation Equipment ..............................     2,033,123     1.52
Trucking and Warehousing ..............................       520,000     0.39
Water Transportation ..................................     1,098,750     0.82
Wholesale Trade-Durable Goods .........................     2,857,175     2.13
Wholesale Trade-Nondurable Goods ......................     2,206,250     1.64
                                                         ------------   ------
TOTAL CORPORATE BONDS (COST $122,550,101) .............   129,596,203    96.74
                                                         ------------   ------
PREFERRED STOCK:
Communications ........................................       264,432     0.20
                                                         ------------   ------
TOTAL PREFERRED STOCK (COST $1,580,200) ...............       264,432     0.20
                                                         ------------   ------
COMMON STOCK:
Automotive Dealers and Service Stations ...............            15     0.00
Business Services .....................................            15     0.00
Miscellaneous Manufacturing Industries ................        20,625     0.02
Paper and Allied Products .............................           250     0.00
                                                         ------------   ------
TOTAL COMMON STOCK (COST $174,637) ....................        20,905     0.02
                                                         ------------   ------
TOTAL PORTFOLIO (COST $124,304,938) ...................   129,881,540    96.96
OTHER ASSETS & LIABILITIES, NET .......................     4,073,601     3.04
                                                         ------------   ------
NET ASSETS ............................................  $133,955,141   100.00%
                                                         ============   ======

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
 CORPORATE BONDS--96.74%
  AGRICULTURAL PRODUCTION-CROPS--0.40%
                   Dole Food Co (Sr Note)
$   500,000         8.875%, 03/15/11 .................      B2     $    530,000
                                                                   ------------
                   TOTAL AGRICULTURAL PRODUCTION-CROPS                  530,000
                                                                   ------------
  AMUSEMENT AND RECREATION SERVICES--3.14%
                   Isle of Capri Casinos, Inc
                    (Guarantee Note)
    500,000         9.000%, 03/15/12 .................      B2          545,000
                   Park Place Entertainment Corp
                    (Sr Sub note)
    250,000         7.875%, 12/15/05 .................     Ba2          266,563
    250,000         8.875%, 09/15/08 .................     Ba2          275,625
    500,000         7.500%, 09/01/09 .................     Ba1          547,500
    500,000         7.000%, 04/15/13 .................     Ba1          535,000
                   Six Flags, Inc (Sr Note)
    500,000         9.750%, 06/15/07 .................      B2          495,000
    500,000         9.750%, 04/15/13 .................      B2          495,000
                   Speedway Motorsports, Inc
                    (Sr Sub Note)
    500,000         6.750%, 06/01/13 .................     Ba2          517,500
                   Station Casinos, Inc (Sr Sub Note)
    500,000         8.875%, 12/01/08 .................      B2          525,000
                                                                   ------------
                   TOTAL AMUSEMENT AND RECREATION
                    SERVICES                                          4,202,188
                                                                   ------------
  APPAREL AND OTHER TEXTILE PRODUCTS--0.66%
                   Collins & Aikman Products
                    (Guarantee Note)
  1,000,000         10.750%, 12/31/11 ..................    B1          880,000
                                                                   ------------
                   TOTAL APPAREL AND OTHER TEXTILE
                    PRODUCTS                                            880,000
                                                                   ------------
  AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.84%
                   Autonation, Inc (Guarantee Note)
    500,000         9.000%, 08/01/08 ...................   Ba2          555,000
                   Travelcenters Of America, Inc
                    (Guarantee Note)
    500,000         12.750%, 05/01/09 ..................    B3          575,000
                                                                   ------------
                   TOTAL AUTOMOTIVE DEALERS AND
                    SERVICE STATIONS                                  1,130,000
                                                                   ------------
  BUSINESS SERVICES--4.90%
                   Advanstar Communications, Inc
                    (Guarantee Note)
  1,500,000         12.000%, 02/15/11 ..................  Caa1        1,411,875
  1,500,000         0.000%, 10/15/11 ...................    NA          834,375
                   Cooperative Computing, Inc
                    (Sr Note)
    500,000         10.500%, 06/15/11 ..................    B2          512,500
                   Iron Mountain, Inc
                    (Guarantee Note)
  1,000,000         8.625%, 04/01/13 ...................    B2        1,070,000
                   Key3Media Group, Inc
                    (Guarantee Note)
    500,000     b,j 11.250%, 06/15/11 ..................    WR            5,000
                   Rent-A-Center, Inc (Sr Sub Note)
  1,000,000         7.500%, 05/01/10 ...................    B1        1,050,000
                   RH Donnelley Finance Corp
                    (Sr Sub Note)
    500,000         10.875%, 12/15/12 ..................    B2          582,500
                   United Rentals North America, Inc
                    (Guarantee Note)
  1,000,000         10.750%, 04/15/08 ..................    B1        1,092,500
                                                                   ------------
                   TOTAL BUSINESS SERVICES                            6,558,750
                                                                   ------------
  CHEMICALS AND ALLIED PRODUCTS--3.75%
                   Acetex Corp (Sr Note)
    500,000         10.875%, 08/01/09 ..................    B2          555,625


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  63

   Statement of Investments (Unaudited) - HIGH-YIELD BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
  CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
                   Equistar Chemicals LP/Equistar
                    Funding Corp (Sr Note)
$   500,000         10.625%, 05/01/11 ..................    B1     $    512,500
                   FMC Corp (Secured Note)
    750,000         10.250%, 11/01/09 ..................   Ba2          843,750
                   IMC Global, Inc (Guarantee Note)
  1,000,000         11.250%, 06/01/11 ..................    B1        1,040,000
                   ISP Holdings, Inc (Secured Note)
    500,000         10.625%, 12/15/09 ..................    B2          531,250
                   Johnsondiversey, Inc
                    (Guarantee Note)
    500,000         9.625%, 05/15/12 ...................    B2          558,750
                   Lyondell Chemical Co (Guarantee Note)
    500,000         9.500%, 12/15/08 ...................   Ba3          475,000
    500,000         11.125%, 07/15/12 ..................   Ba3          512,500
                                                                   ------------
                   TOTAL CHEMICALS AND ALLIED PRODUCTS                5,029,375
                                                                   ------------
  COAL MINING--0.43%
                   Luscar Coal Ltd (Sr Note)
    500,000         9.750%, 10/15/11 ...................   Ba3          571,250
                                                                   ------------
                   TOTAL COAL MINING                                    571,250
                                                                   ------------
  COMMUNICATIONS--10.66%
                   Asia Global Crossing Ltd (Sr Note)
    500,000     b,j 13.375%, 10/15/10 ..................    NR           72,500
                            Avaya, Inc (Secured Note)
  1,000,000         11.125%, 04/01/09 ..................    B2        1,095,000
                   Century Communications (Sr Note)
  1,250,000     b,j 0.000%, 01/15/08 ...................    NR          500,000
                   Charter Communications Holdings
                    Capital Corp (Sr Note)
    500,000         10.750%, 10/01/09 ..................    Ca          387,500
    500,000         11.125%, 01/15/11 ..................    Ca          387,500
                   Corus Entertainment, Inc
                    (Sr Sub Note)
  1,000,000         8.750%, 03/01/12 ...................    B1        1,075,000
                   CSC Holdings, Inc (Sr Note)
  1,000,000         7.625%, 04/01/11 ...................    B1        1,010,000
                   Echostar DBS Corp (Sr Note)
    500,000         9.125%, 01/15/09 ...................   Ba3          558,750
  1,000,000         9.375%, 02/01/09 ...................   Ba3        1,066,250
                   Fairpoint Communications, Inc
                    (Sr Note)
  1,000,000         11.875%, 03/01/10 ..................    B3        1,160,000
                   Global Crossing Holding Ltd
                    (Guarantee Note)
    250,000     b,j 8.700%, 08/01/07 ...................    NR           11,250
    500,000     b,j 9.500%, 11/15/09 ...................    NR           22,500
                   Insight Communications (Sr Note)
  1,000,000         0.000%, 02/15/11 ...................  Caa1          830,000
                   Insight Midwest Lp/Insight
                   Capital, Inc (Sr Note)
    600,000         10.500%, 11/01/10 ..................    B2          658,500
                   Nextel Communications, Inc
                    (Sr Note)
    500,000         9.750%, 10/31/07 ...................    B3          517,500
  1,000,000         9.950%, 02/15/08 ...................    B3        1,045,000
  1,000,000         9.500%, 02/01/11 ...................    B3        1,107,500
                   Qwest Corp Note
  1,500,000         8.875%, 03/15/12 ...................   Ba3        1,676,250
                   Rogers Cantel, Inc Deb
    500,000         9.375%, 06/01/08 ...................   Ba3          521,250
                   Rogers Wireless Communications, Inc
                    (Secured Note)
    500,000         9.625%, 05/01/11 ...................   Ba3          575,000
                                                                   ------------
                   TOTAL COMMUNICATIONS                              14,277,250
                                                                   ------------
  DEPOSITORY INSTITUTIONS--0.38%
                   Arch Western Finance LLC (Sr Note)
    500,000         6.750%, 07/01/13 ...................   Ba2          512,500
                                                                   ------------
                   TOTAL DEPOSITORY INSTITUTIONS                        512,500
                                                                   ------------
  EATING AND DRINKING PLACES--1.25%
                   Carrols Corp (Guarantee Note)
    500,000         9.500%, 12/01/08 ...................    B3          486,250
                   Yum! Brands, Inc (Sr. Note)
  1,000,000         8.875%, 04/15/11 ...................   Ba1        1,185,000
                                                                   ------------
                   TOTAL EATING AND DRINKING PLACES                   1,671,250
                                                                   ------------
  ELECTRIC, GAS, AND SANITARY SERVICES--16.76%
                   AES Corp (Secured Note)
    500,000         8.375%, 08/15/07 ...................  Caa1          475,000
    500,000         9.375%, 09/15/10 ...................    B3          502,500
    500,000         8.875%, 02/15/11 ...................    B3          488,750
    500,000         9.000%, 05/15/15 ...................    B2          522,500
                   AES Drax Energy Ltd
                    (Secured Note)
    250,000     b,j 11.500%, 08/30/10 ..................     C            2,500
    250,000     b,j 10.410%, 12/31/20 ..................  Caa2          161,250
                   Allegheny Energy Supply Bond
    500,000         8.750%, 04/15/12 ...................    B1          427,500
                   Allied Waste North America
                    (Guarantee Note)
    500,000         7.625%, 01/01/06 ...................   Ba3          518,125
  1,500,000         10.000%, 08/01/09 ..................    B2        1,593,750
                   ANR Pipeline Co (Sr Note)
  1,000,000         8.875%, 03/15/10 ...................    B1        1,092,500
                   Aquila, Inc Note
    500,000         14.875%, 07/01/12 ..................  Caa1          532,500
                   Avista Corp (Sr Note)
  1,000,000         9.750%, 06/01/08 ...................   Ba1        1,160,000
                   BRL Universal Equipment 2001 A LP
                    (Secured Note)
    500,000         8.875%, 02/15/08 ...................   Ba3          542,500
                   Calpine Canada Energy Finance
                    (Guarantee Note)
  1,750,000         8.500%, 05/01/08 ...................    B1        1,365,000
                   Calpine Corp (Sr Note)
    500,000         8.625%, 08/15/10 ...................    B1          375,000
  1,000,000         8.500%, 02/15/11 ...................    B1          750,000
                   CMS Energy Corp (Sr Note)
    750,000         8.500%, 04/15/11 ...................    B3          782,813
                   Edison Mission Energy (Sr Note)
    500,000         10.000%, 08/15/08 ..................    B2          472,500
                   EL Paso Corp Note
  1,000,000         7.875%, 06/15/12 ...................  Caa1          926,250
  1,000,000         7.750%, 01/15/32 ...................  Caa1          842,500
                   El Paso Energy Partners Lp/El
                    Paso Energy Partners Finance Corp
                    (Guarantee Note)
    250,000         8.500%, 06/01/11 ...................    B1          267,500
                   Illinois Power Co (First Mortgage Bond)
  1,000,000         11.500%, 12/15/10 ..................    B3        1,142,500
                   Leviathan Gas Pipeline Partners/Leviathan
                    Finance Corp (Guarantee Note)
    500,000         10.375%, 06/01/09 ..................    B1          533,750


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

64  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - HIGH-YIELD BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
  ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
                   Southern California Edison Co Note
$ 1,000,000         7.625%, 01/15/10 ...................   Ba3     $  1,053,750
                   Stericycle, Inc (Guarantee Note)
    325,000         12.375%, 11/15/09 ..................    B3          373,750
                   TECO Energy, Inc (Sr Note)
    500,000         10.500%, 12/01/07 ..................   Ba1          570,625
                   Tiverton Power Associates Ltd/
                    Rumford Power Associates Ltd LP
                    (Pass-Thru Cert)
    500,000         9.000%, 07/15/18 ...................    B1          452,500
                   TNP Enterprises, Inc (Sr Sub Note)
    500,000         10.250%, 04/01/10 ..................   Ba3          500,000
                   Transcontinental Gas Pipe LN (Sr Note)
  1,000,000         8.875%, 07/15/12 ...................    B1        1,130,000
                   Vivendi Universal SA (Sr Note)
    500,000         9.250%, 04/15/10 ...................    B1          568,750
                   Williams Cos, Inc (Sr Note)
    250,000         8.625%, 06/01/10 ...................    B3          261,250
  1,000,000         8.125%, 03/15/12 ...................    B3        1,025,000
  1,000,000         8.750%, 03/15/32 ...................    B3        1,040,000
                                                                   ------------
                   TOTAL ELECTRIC, GAS, AND SANITARY
                    SERVICES                                         22,452,813
                                                                   ------------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--2.32%
                   Flextronics International Ltd
                    (Sr Sub Note)
  1,000,000         6.500%, 05/15/13 ...................   Ba2          962,500
                   HCA, Inc (Sr Note)
    500,000         7.875%, 02/01/11 ...................   Ba1          559,954
  1,000,000         6.300%, 10/01/12 ...................   Ba1        1,022,358
                   Sanmina-SCI Corp (Secured Note)
    500,000         10.375%, 01/15/10 ..................   Ba2          557,500
                                                                   ------------
                   TOTAL ELECTRONIC AND OTHER
                    ELECTRIC EQUIPMENT                                3,102,312
                                                                   ------------
  FABRICATED METAL PRODUCTS--1.60%
                   Ball Corp (Guarantee Note)
  1,000,000         6.875%, 12/15/12 ...................   Ba3        1,060,000
                   Crown European Holdings SA
                    (Secured Note)
    500,000         9.500%, 03/01/11 ...................    B1          540,000
    500,000         10.875%, 03/01/13 ..................    B2          545,000
                                                                   ------------
                   TOTAL FABRICATED METAL PRODUCTS                    2,145,000
                                                                   ------------
  FOOD AND KINDRED PRODUCTS--2.75%
                   Burns Philp Capital Property Ltd
                    (Guarantee Note)
  1,000,000         9.750%, 07/15/12 ...................    B3          975,000
                   Hercules, Inc (Guarantee Note)
    750,000         11.125%, 11/15/07 ..................   Ba2          873,750
                   Land O' Lakes, Inc (Sr Note)
  1,000,000         8.750%, 11/15/11 ...................    B2          800,000
                   Swift & Co (Sr Note)
  1,000,000         10.125%, 10/01/09 ..................    B1        1,040,000
                                                                   ------------
                   TOTAL FOOD AND KINDRED PRODUCTS                    3,688,750
                                                                   ------------
  FURNITURE AND FIXTURES--0.43%
                   Lear Corp (Guarantee Note)
    500,000         8.110%, 05/15/09 ...................   Ba1          572,500
                                                                   ------------
                   TOTAL FURNITURE AND FIXTURES                         572,500
                                                                   ------------
  GENERAL BUILDING CONTRACTORS--1.68%
                   Beazer Homes USA, Inc
                    (Guarantee Note)
    500,000         8.375%, 04/15/12 ...................   Ba2          553,750
                   Dr Horton, Inc (Sr Sub Note)
    500,000         9.750%, 09/15/10 ...................   Ba2          568,750
                   KB Home (Sr Sub Note)
    500,000         8.625%, 12/15/08 ...................   Ba3          567,500
                   Toll Corp (Sr Sub Note)
    500,000         8.250%, 12/01/11 ...................   Ba2          560,000
                                                                   ------------
                   TOTAL GENERAL BUILDING CONTRACTORS                 2,250,000
                                                                   ------------
  GENERAL MERCHANDISE STORES--0.66%
                   JC Penney Co, Inc/New Deb
  1,000,000         7.125%, 11/15/23 ...................   Ba3          890,000
                                                                   ------------
                   TOTAL GENERAL MERCHANDISE STORES                     890,000
                                                                   ------------
  HOLDING AND OTHER INVESTMENT OFFICES--2.33%
                   Capitol Records, Inc (Guarantee Note)
  1,000,000         8.375%, 08/15/09 ...................   Ba1        1,004,249
                   Felcor Lodging LP (Guarantee Note)
    500,000         10.000%, 09/15/08 ..................    B1          516,250
                   Host Marriott Corp (Guarantee Note)
    500,000         7.875%, 08/01/05 ...................   Ba3          508,750
                   iStar Financial, Inc (Sr Note)
  1,000,000         8.750%, 08/15/08 ...................   Ba1        1,090,000
                                                                   ------------
                   TOTAL HOLDING AND OTHER
                    INVESTMENT OFFICES                                3,119,249
                                                                   ------------
  HOTELS AND OTHER LODGING PLACES--2.52%
                   Boyd Gaming Corp (Guarantee Note)
    500,000         9.250%, 08/01/09 ...................   Ba3          555,000
                   Mandalay Resort Group (Sr Sub Note)
    500,000         9.375%, 02/15/10 ...................   Ba3          565,000
                   MGM Mirage (Guarantee Note)
    250,000         9.750%, 06/01/07 ...................   Ba2          283,750
    750,000         8.500%, 09/15/10 ...................   Ba1          881,250
                   Mohegan Tribal Gaming Authority
                    (Sr Sub Note)
    500,000         8.375%, 07/01/11 ...................   Ba3          541,250
                   Station Casinos, Inc (Sr Sub Note)
    500,000         9.875%, 07/01/10 ...................    B2          550,000
                                                                   ------------
                   TOTAL HOTELS AND OTHER LODGING PLACES              3,376,250
                                                                   ------------
  INDUSTRIAL MACHINERY AND EQUIPMENT--0.84%
                   Cummins, Inc (Sr Note)
    500,000         9.500%, 12/01/10 ...................   Ba2          567,500
                   Solectron Corp Note
  1,000,000         0.000%, 11/20/20 ...................   Ba3          555,000
                                                                   ------------
                   TOTAL INDUSTRIAL MACHINERY AND
                    EQUIPMENT                                         1,122,500
                                                                   ------------
  INSTRUMENTS AND RELATED PRODUCTS--2.06%
                   DirecTV Holdings LLC (Sr Note)
    500,000         8.375%, 03/15/13 ...................    B1          557,500
                   Fisher Scientific International
                    (Sr Sub Note)
    500,000         8.125%, 05/01/12 ...................    B2          535,000
                   Hanger Orthopedic Group, Inc
                    (Guarantee Note)
  1,000,000         10.375%, 02/15/09 ..................    B2        1,105,000
                   Xerox Corp (Sr Note)
    500,000         9.750%, 01/15/09 ...................    B1          562,500
                                                                   ------------
                   TOTAL INSTRUMENTS AND RELATED PRODUCTS             2,760,000
                                                                   ------------
  METAL MINING--0.83%
                   Freeport-McMoRan Copper & Gold, Inc
                    (Sr Note)
  1,000,000         10.125%, 02/01/10 ..................    B2        1,117,500
                                                                   ------------
                   TOTAL METAL MINING                                 1,117,500
                                                                   ------------
  MISCELLANEOUS MANUFACTURING INDUSTRIES--2.14%
                   Jostens, Inc (Sr Sub Note)
    250,000         12.750%, 05/01/10 ..................    B3          295,000


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  65

   Statement of Investments (Unaudited) - HIGH-YIELD BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
  MISCELLANEOUS MANUFACTURING INDUSTRIES--(CONTINUED)
                   Tyco International Group SA
                    (Guarantee Note)
$ 1,000,000         6.375%, 10/15/11 ...................   Ba2     $  1,055,000
  1,500,000         7.000%, 06/15/28 ...................   Ba2        1,515,000
                                                                   ------------
                   TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES       2,865,000
                                                                   ------------
  MISCELLANEOUS RETAIL--2.43%
                   Amerigas Partners LP/Amerigas
                   Eagle Finance Corp (Sr Note)
  1,000,000         10.000%, 04/15/06 ..................    B2        1,090,000
                   Office Depot, Inc (Sr Sub Note)
    500,000         10.000%, 07/15/08 ..................   Ba1          593,750
                   Rite Aid Corp (Secured Note)
  1,000,000         8.125%, 05/01/10 ...................    B2        1,035,000
                   Toys R US, Inc Note
    500,000         7.875%, 04/15/13 ...................  Baa3          537,858
                                                                   ------------
                   TOTAL MISCELLANEOUS RETAIL                         3,256,608
                                                                   ------------
  NONDEPOSITORY INSTITUTIONS--1.22%
                   Nexstar Finance LLC/Nexstar
                    Finance, Inc (Guarantee Note)
  1,000,000         12.000%, 04/01/08 ..................    B3        1,115,000
                   Worldspan LP/WS Financing Corp
                    (Sr Note)
    500,000         9.625%, 06/15/11 ...................    B2          515,000
                                                                   ------------
                   TOTAL NONDEPOSITORY INSTITUTIONS                   1,630,000
                                                                   ------------
  OIL AND GAS EXTRACTION--4.45%
                   Chesapeake Energy Corp
                    (Guarantee Note)
  1,000,000         8.125%, 04/01/11 ...................   Ba3        1,077,500
                   Hanover Equipment Trust
                    (Secured Note)
    500,000         8.500%, 09/01/08 ...................    B2          525,000
                   Magnum Hunter Resources, Inc
                    (Guarantee Note)
  1,000,000         9.600%, 03/15/12 ...................    B2        1,100,000
                   Nuevo Energy Co (Sr Sub Note)
  1,000,000         9.375%, 10/01/10 ...................    B2        1,077,500
                   Pogo Producing Co (Sr Sub Note)
  1,000,000         10.375%, 02/15/09 ..................   Ba3        1,088,750
                   Westport Resources Corp
                    (Guarantee Note)
  1,000,000         8.250%, 11/01/11 ...................   Ba3        1,095,000
                                                                   ------------
                   TOTAL OIL AND GAS EXTRACTION                       5,963,750
                                                                   ------------
  PAPER AND ALLIED PRODUCTS--6.62%
                   Abitibi-Consolidated, Inc Bond
    500,000         8.550%, 08/01/10 ...................   Ba1          560,079
    500,000         6.000%, 06/20/13 ...................   Ba1          475,881
                   Caraustar Industries, Inc
                    (Guarantee Note)
  1,000,000         9.875%, 04/01/11 ...................   Ba2        1,065,000
                   Fibermark, Inc (Sr Note)
    500,000         10.750%, 04/15/11 ..................    B2          500,000
                   Georgia-Pacific Corp (Sr Note)
  1,000,000         8.875%, 02/01/10 ...................   Ba2        1,085,000
  1,500,000         9.500%, 12/01/11 ...................   Ba3        1,651,875
    500,000         8.875%, 05/15/31 ...................   Ba3          490,000
                   Greif, Inc (Guarantee Note)
    880,000         8.875%, 08/01/12 ...................    B2          946,000
                   Pliant Corp (Secured Note)
  1,000,000         11.125%, 09/01/09 ..................    B3        1,062,500
                   Smurfit-Stone Container Corp
                    (Guarantee Note)
    500,000         8.250%, 10/01/12 ...................    B2          536,250
                   Tembec Industries, Inc
                    (Guarantee Note)
    500,000         8.500%, 02/01/11 ...................   Ba1          495,000
                                                                   ------------
                   TOTAL PAPER AND ALLIED PRODUCTS                    8,867,585
                                                                   ------------
  PERSONAL SERVICES--1.56%
                   Coinmach Corp (Sr Note)
  1,000,000         9.000%, 02/01/10 ...................    B2        1,070,000
                   Service Corp International/US Note
    500,000         6.000%, 12/15/05 ...................    B1          503,750
    500,000         7.700%, 04/15/09 ...................    B1          510,000
                                                                   ------------
                   TOTAL PERSONAL SERVICES                            2,083,750
                                                                   ------------
  PETROLEUM AND COAL PRODUCTS--1.10%
                   Equistar Chemicals LP/Equistar
                   Funding Corp (Guarantee Note)
    500,000         10.125%, 09/01/08 ..................    B1          515,000
                   Tesoro Petroleum Corp
                    (Guarantee Note)
    500,000         8.000%, 04/15/08 ...................   Ba3          512,500
    500,000         9.000%, 07/01/08 ...................    B3          452,500
                                                                   ------------
                   TOTAL PETROLEUM AND COAL PRODUCTS                  1,480,000
                                                                   ------------
  PRIMARY METAL INDUSTRIES--2.28%
                   AK Steel Corp (Guarantee Note)
  1,000,000         7.875%, 02/15/09 ...................    B1          850,000
    500,000         7.750%, 06/15/12 ...................    B1          415,000
                   IPSCO, Inc (Sr Note)
    750,000         8.750%, 06/01/13 ...................   Ba3          765,000
                   Texas Industries, Inc (Sr Note)
    500,000         10.250%, 06/15/11 ..................    B1          522,500
                   United States Steel Corp (Sr Note)
    500,000         9.750%, 05/15/10 ...................    B1          507,500
                                                                   ------------
                   TOTAL PRIMARY METAL INDUSTRIES                     3,060,000
                                                                   ------------
  PRINTING AND PUBLISHING--5.94%
                   American Achievement Corp
                    (Guarantee Note)
  1,000,000         11.625%, 01/01/07 ..................    B1        1,070,000
                   Block Communications, Inc
                    (Guarantee Note)
    500,000         9.250%, 04/15/09 ...................    B2          545,000
                   CanWest Media, Inc (Sr Sub Note)
    500,000         10.625%, 05/15/11 ..................    B2          570,000
    500,000         7.625%, 04/15/13 ...................    B1          531,250
                   Dex Media East LLC/Dex Media East
                    Finance Co (Guarantee Note)
    500,000         9.875%, 11/15/09 ...................    B2          557,500
                   Liberty Group Operating, Inc
                    (Guarantee Note)
    500,000         9.375%, 02/01/08 ...................  Caa1          505,000
                   Mail Well I Corp (Guarantee Note)
  1,000,000         9.625%, 03/15/12 ...................    B1        1,052,500
                   Moore North America Finance, Inc
                    (Sr Sub Note)
    500,000         7.875%, 01/15/11 ...................    B1          521,250
                   Primedia, Inc (Guarantee Note)
  1,000,000         7.625%, 04/01/08 ...................    B3        1,010,000
                   Quebecor World USA, Inc
                    (Guarantee Note)
    500,000         8.375%, 11/15/08 ...................  Baa2          522,275
                   Von Hoffmann Press Inc
                    (Guarantee Note)
  1,000,000         10.250%, 03/15/09 ..................    B2        1,070,000
                                                                   ------------
                   TOTAL PRINTING AND PUBLISHING                      7,954,775
                                                                   ------------


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

66  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - HIGH-YIELD BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
  RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.81%
                   Owens-Brockway Glass Co
                    (Guarantee Note)
$ 1,000,000         8.875%, 02/15/09 ...................    B1     $  1,085,000
                                                                   ------------
                   TOTAL RUBBER AND MISCELLANEOUS
                    PLASTIC PRODUCTS                                  1,085,000
                                                                   ------------
  TRANSPORTATION BY AIR--0.50%
                   Delta Airlines, Inc Note
    500,000         6.650%, 03/15/04 ...................    B3          477,500
                   Northwest Airlines, Inc
                    (Guarantee Note)
    250,000         8.875%, 06/01/06 ...................  Caa1          197,500
                                                                   ------------
                   TOTAL TRANSPORTATION BY AIR                          675,000
                                                                   ------------
  TRANSPORTATION EQUIPMENT--1.52%
                   Dana Corp Note
    500,000         7.000%, 03/01/29 ...................   Ba3          435,623
                   Sequa Corp (Sr Note)
    500,000         8.875%, 04/01/08 ...................    B1          522,500
    500,000         9.000%, 08/01/09 ...................    B1          530,000
                   TRW Automotive, Inc (Sr Sub Note)
    500,000         11.000%, 02/15/13 ..................    B2          545,000
                                                                   ------------
                   TOTAL TRANSPORTATION EQUIPMENT                     2,033,123
                                                                   ------------
  TRUCKING AND WAREHOUSING--0.39%
                   Pierce Leahy Command Co
                    (Guarantee Note)
    500,000         8.125%, 05/15/08 ...................    B2          520,000
                                                                   ------------
                   TOTAL TRUCKING AND WAREHOUSING                       520,000
                                                                   ------------
  WATER TRANSPORTATION--0.82%
                   Stena AB (Sr Sub Note)
  1,000,000         9.625%, 12/01/12 ...................   Ba3        1,098,750
                                                                   ------------
                   TOTAL WATER TRANSPORTATION                         1,098,750
                                                                   ------------
  WHOLESALE TRADE-DURABLE GOODS--2.13%
                   Avnet, Inc Notes
    500,000         9.750%, 02/15/08 ...................  Baa3          565,000
                   Ingram Micro, Inc (Sr Sub Note)
    910,000         9.875%, 08/15/08 ...................   Ba2          982,800
                   National Waterworks, Inc
                    (Guarantee Note)
    500,000         10.500%, 12/01/12 ..................    B3          553,125
                   Orion Power Holdings, Inc (Sr Note)
    250,000         12.000%, 05/01/10 ..................    B2          290,000
                   Wesco Distribution, Inc
                    (Guarantee Note)
    500,000         9.125%, 06/01/08 ...................    B3          466,250
                                                                   ------------
                   TOTAL WHOLESALE TRADE-DURABLE GOODS                2,857,175
                                                                   ------------
  WHOLESALE TRADE-NONDURABLE GOODS--1.64%
                   Airgas, Inc (Guarantee Note)
    500,000         9.125%, 10/01/11 ...................   Ba2          556,250
                   AmerisourceBergen Corp
                    (Guarantee Note)
  1,000,000         7.250%, 11/15/12 ...................   Ba3        1,085,000
                   ISP Chemco, Inc (Guarantee Note)
    500,000         10.250%, 07/01/11 ..................    B2          565,000
                                                                   ------------
                   TOTAL WHOLESALE TRADE-NONDURABLE
                    GOODS                                             2,206,250
                                                                   ------------
                   TOTAL CORPORATE BONDS
                     (COST $122,550,101)                            129,596,203
                                                                   ------------

   SHARES
   ------
PREFERRED STOCK--0.20%
 COMMUNICATIONS--0.20%
      5,000      * Adelphia Communications Corp ................          1,250
      1,894     b* Global Crossing Holding Ltd .................             19
      3,800     b* Global Crossing Ltd .........................             38
      2,500        Sinclair Capital ............................        263,125
                                                                   ------------
                   TOTAL COMMUNICATIONS                                 264,432
                                                                   ------------
                   TOTAL PREFERRED STOCK
                     (COST $1,580,200)                                  264,432
                                                                   ------------
COMMON STOCK--0.02%
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
      1,500      * TravelCenters of America, Inc ...............             15
                                                                   ------------
                   TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS             15
                                                                   ------------
 BUSINESS SERVICES--0.00%

      1,500        Advanstar Holdings Corp .....................             15
                                                                   ------------
                   TOTAL BUSINESS SERVICES                                   15
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.02%
        250      * Jostens, Inc (Class A) Wts 05/01/10 .........         20,625
                                                                   ------------
                   TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES          20,625
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.00%

        250      * Pliant Corp Wts 06/01/10 ....................            250
                                                                   ------------
                   TOTAL PAPER AND ALLIED PRODUCTS                          250
                                                                   ------------
                   TOTAL COMMON STOCK

                     (COST $174,637)                                     20,905
                                                                   ------------
                   TOTAL PORTFOLIO--96.96%

                     (COST $124,304,938)                            129,881,540
                   OTHER ASSETS & LIABILITIES--3.04%                  4,073,601
                                                                   ------------
                   NET ASSETS--100.00%                             $133,955,141
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

j  Non-income producing security in default

   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  67

   Statement of Investments (Unaudited) - SHORT TERM BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                              VALUE         %
--------------------------------------------------------------------------------
BONDS:
CORPORATE BONDS
Asset Backed ..........................................  $  1,371,113     0.74%
Business Services .....................................     1,601,607     0.86
Chemicals and Allied Products .........................     5,831,017     3.14
Communications ........................................     7,225,364     3.89
Depository Institutions ...............................     9,314,258     5.01
Eating and Drinking Places ............................       566,648     0.31
Electric, Gas, and Sanitary Services ..................     6,046,195     3.26
Electronic and Other Electric Equipment ...............       538,726     0.29
Fabricated Metal Products .............................       528,823     0.28
Food and Kindred Products .............................     4,172,672     2.25
Food Stores ...........................................       584,279     0.32
Forestry ..............................................     1,095,004     0.59
General Building Contractors ..........................       526,595     0.28
General Merchandise Stores ............................     1,062,033     0.57
Holding and Other Investment Offices ..................     2,424,040     1.31
Industrial Machinery and Equipment ....................       271,511     0.15
Instruments and Related Products ......................       543,517     0.29
Insurance Agents, Brokers and Service .................       550,127     0.30
Insurance Carriers ....................................       785,633     0.42
Motion Pictures .......................................     1,054,701     0.57
National Security and International Affairs ...........       507,694     0.27
Nondepository Institutions ............................     7,584,337     4.08
Oil and Gas Extraction ................................     1,092,215     0.59
Paper and Allied Products .............................       815,218     0.44
Petroleum and Coal Products ...........................       945,696     0.51
Primary Metal Industries ..............................       542,910     0.29
Printing and Publishing ...............................     1,059,930     0.57
Railroad Transportation ...............................     1,299,328     0.70
Rubber and Miscellaneous Plastic Products .............       550,310     0.30
Security and Commodity Brokers ........................     4,856,478     2.61
Transportation Equipment ..............................     2,027,209     1.09
Wholesale Trade-Nondurable Goods ......................     1,030,167     0.55
                                                         ------------   ------
TOTAL CORPORATE BONDS (COST $64,758,990) ..............    68,405,355    36.83
                                                         ------------   ------
GOVERNMENT BONDS
Agency Securities .....................................    95,730,836    51.54
Foreign Government Bonds ..............................     1,724,329     0.93
Mortgage Backed Securities ............................     3,017,644     1.62
U.S. Treasury Securities ..............................    10,544,431     5.68
                                                         ------------   ------
TOTAL GOVERNMENT BONDS (COST $109,669,381) ............   111,017,240    59.77
                                                         ------------   ------
TOTAL BONDS (COST $174,428,371) .......................   179,422,595    96.60
                                                         ------------   ------
SHORT TERM INVESTMENT
U.S. Government and Agency Discount Note ..............     3,829,905     2.06
                                                         ------------   ------
TOTAL SHORT TERM INVESTMENT (COST $3,829,920) .........     3,829,905     2.06
                                                         ------------   ------
TOTAL PORTFOLIO (COST $178,258,291) ...................   183,252,500    98.66
Other Assets & Liabilities, Net .......................     2,477,788     1.34
                                                         ------------   ------
NET ASSETS ............................................  $185,730,288   100.00%
                                                         ============   ======


  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
BONDS--96.60%
 CORPORATE BONDS--36.83%
  ASSET BACKED--0.74%

                   CIT Equipment Collateral
                    Series 2000-2 (Class A3)
$    19,569         6.840%, 06/20/04 ...................   Aaa     $     19,632
                   Residential Asset Securities Corp
                    Series 2001-KS2 (Class A13)
    659,684         5.751%, 03/25/27 ...................   Aaa          666,888
                   Sears Credit Account Master Trust
                    Series 1998-2 (Class A)
    666,666         5.250%, 10/16/08 ...................   Aaa          684,593
                                                                   ------------
                   TOTAL ASSET BACKED                                 1,371,113
                                                                   ------------
  BUSINESS SERVICES--0.86%
                   AOL Time Warner, Inc
                    (Guarantee Note)
    500,000         6.125%, 04/15/06 ...................  Baa1          547,603
                   Equifax, Inc Note
    500,000         4.950%, 11/01/07 ...................  Baa1          529,403
                   Midamerican Energy Holdings Co
                    (Sr Note)
    500,000         4.625%, 10/01/07 ...................  Baa3          524,601
                                                                   ------------
                   TOTAL BUSINESS SERVICES                            1,601,607
                                                                   ------------
  CHEMICALS AND ALLIED PRODUCTS--3.14%
                   Du Pont EI de Nemours & Co Note
  1,000,000         6.750%, 10/15/04 ...................   Aa3        1,069,755
                   Eli Lilly & Co Note
  1,000,000         2.900%, 03/15/08 ...................   Aa3        1,013,056
                   Gillette Co/The (Sr Note)
  1,000,000         4.125%, 08/30/07 ...................   Aa3        1,056,808
                   Merck & Co, Inc Note
    500,000         5.250%, 07/01/06 ...................   Aaa          546,118
                   Pfizer, Inc Note
  1,000,000         3.625%, 11/01/04 ...................   Aaa        1,030,888
    500,000         5.625%, 02/01/06 ...................   Aaa          549,421
                   Rohm & Haas Co Note
    534,000         6.950%, 07/15/04 ...................    A3          564,971
                                                                   ------------
                   TOTAL CHEMICALS AND ALLIED PRODUCTS                5,831,017
                                                                   ------------
  COMMUNICATIONS--3.89%
                   360 Communications Co (Sr Note)
    500,000         7.500%, 03/01/06 ...................    A2          572,487
                   AT&T Corp (Sr Note)
    500,000         7.000%, 11/15/06 ...................  Baa2          558,318
                   AT&T Wireless Services, Inc
                    (Sr Note)
    500,000         6.875%, 04/18/05 ...................  Baa2          538,168
                   BellSouth Telecommunication Note
    500,000         6.500%, 06/15/05 ...................   Aa3          547,265
                   Citizens Communications Co Note
    250,000         8.500%, 05/15/06 ...................  Baa2          292,343
                   Clear Channel Communications, Inc
                    (Sr Note)
    500,000         7.250%, 09/15/03 ...................  Baa3          505,010
                   Comcast Cable Communications
                    (Sr Note)
    550,000         6.375%, 01/30/06 ...................  Baa3          602,240
                   Cox Communications, Inc Note
    500,000         7.750%, 08/15/06 ...................  Baa2          579,753
                   Deutsche Telekom International
                    Finance BV (Guarantee Note)
  1,000,000         8.250%, 06/15/05 ...................  Baa3        1,115,638
                   SBC Communications, Inc Note
  1,000,000         5.750%, 05/02/06 ...................    A1        1,103,909
                   Verizon Wireless Capital LLC Note
    500,000         5.375%, 12/15/06 ...................    A3          548,793
                   Vodafone Group PLC Note
    250,000         3.950%, 01/30/08 ...................    A2          261,440
                                                                   ------------
                   TOTAL COMMUNICATIONS                               7,225,364
                                                                   ------------
  DEPOSITORY INSTITUTIONS--5.01%
                   Bank of America Corp (Sr Note)
    500,000         5.250%, 02/01/07 ...................   Aa2          549,489
                   Bank One Corp Note
  1,000,000         6.500%, 02/01/06 ...................   Aa3        1,112,794
                   Citigroup, Inc Note
    500,000         4.125%, 06/30/05 ...................   Aa1          524,448


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

68  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - SHORT TERM BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
  DEPOSITORY INSTITUTIONS--(CONTINUED)
                   Citigroup, Inc Note
$ 1,000,000         5.750%, 05/10/06 ...................   Aa1     $  1,101,768
                   Credit Suisse First Boston
                    USA, Inc Note
    500,000         5.750%, 04/15/07 ...................   Aa3          556,021
                   FleetBoston Financial Corp
                    (Sub Note)
    500,000         8.125%, 07/01/04 ...................    A2          534,160
                   Inter-American Development Bank
    500,000         5.375%, 01/18/06 ...................   Aaa          546,082
                   Marshall & Isley Bank (Sr Note)
    250,000         4.125%, 09/04/07 ...................   Aa3          263,737
                   Mellon Funding Corp (Guarantee Note)
    500,000         4.875%, 06/15/07 ...................    A1          543,021
                   National City Bank/Indiana Note
    250,000         4.875%, 07/20/07 ...................   Aa3          272,688
                   Suntrust Bank (Sub Note)
    480,000         7.250%, 09/15/06 ...................   Aa3          555,701
                   US Bancorp (Sr Note)
    500,000         5.100%, 07/15/07 ...................   Aa3          549,179
                   Wachovia Bank Note
    500,000         4.850%, 07/30/07 ...................   Aa2          542,816
                   Washington Mutual, Inc Note
    500,000         7.500%, 08/15/06 ...................    A3          576,535
                   Wells Fargo & Co (Sr Note)
    500,000         6.625%, 07/15/04 ...................   Aa2          527,516
    500,000         7.250%, 08/24/05 ...................   Aa2          558,303
                                                                   ------------
                   TOTAL DEPOSITORY INSTITUTIONS                      9,314,258
                                                                   ------------
  EATING AND DRINKING PLACES--0.31%
                   McDonald's Corp Note
    500,000         5.950%, 01/15/08 ...................    A2          566,648
                                                                   ------------
                   TOTAL EATING AND DRINKING PLACES                     566,648
                                                                   ------------
  ELECTRIC, GAS, AND SANITARY SERVICES--3.26%
                   Consolidated Natural Gas Co Note
    500,000         7.250%, 10/01/04 ...................    A3          534,417
                   Consumers Energy Co
                    (First Mortgage Bond)
    250,000         4.250%, 04/15/08 ...................  Baa3          258,520
                   Consumers Energy Co (Sr Note)
    500,000         6.000%, 03/15/05 ...................  Baa3          531,833
                   Dominion Resources, Inc/VA Note
    500,000         2.800%, 02/15/05 ...................  Baa1          507,121
                   Duke Energy Corp
                    (First Mortgage Bond)
  2,000,000         3.750%, 03/05/08 ...................    A3        2,040,994
                   FirstEnergy Corp Note
    500,000         5.500%, 11/15/06 ...................  Baa2          535,104
                   KeySpan Corp Note
    500,000         6.150%, 06/01/06 ...................    A3          553,781
                   Tampa Electric Co Note
  1,000,000         5.375%, 08/15/07 ...................  Baa1        1,084,425
                                                                   ------------
                   TOTAL ELECTRIC, GAS, AND SANITARY
                    SERVICES                                          6,046,195
                                                                   ------------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--0.29%
                   Cooper Industries, Inc
                    (Guarantee Note)
    500,000         5.250%, 07/01/07 ...................    A3          538,726
                                                                   ------------
                   TOTAL ELECTRONIC AND OTHER
                    ELECTRIC EQUIPMENT                                  538,726
                                                                   ------------
  FABRICATED METAL PRODUCTS--0.28%
                   Masco Corp Note
    500,000         4.625%, 08/15/07 ...................  Baa1          528,823
                                                                   ------------
                   TOTAL FABRICATED METAL PRODUCTS                      528,823
                                                                   ------------
  FOOD AND KINDRED PRODUCTS--2.25%
                   Coca-Cola Co Note
    500,000         4.000%, 06/01/05 ...................   Aa3          524,235
                   Diageo Capital plc (Guarantee Note)
    500,000         6.625%, 06/24/04 ...................    A2          525,715
                   General Mills, Inc Note
  1,000,000         5.125%, 02/15/07 ...................  Baa2        1,085,892
                   PepsiCo, Inc Note
  1,000,000         4.500%, 09/15/04 ...................    A1        1,036,787
                   Sara Lee Corp Note
  1,000,000         1.950%, 06/15/06 ...................    A3        1,000,043
                                                                   ------------
                   TOTAL FOOD AND KINDRED PRODUCTS                    4,172,672
                                                                   ------------
  FOOD STORES--0.32%
                   Fred Meyer, Inc Holding Co
                    (Guarantee Note)
    500,000         7.450%, 03/01/08 ...................  Baa3          584,279
                                                                   ------------
                   TOTAL FOOD STORES                                    584,279
                                                                   ------------
  FORESTRY--0.59%
                   Weyerhaeuser Co Note
  1,000,000         6.000%, 08/01/06 ...................  Baa2        1,095,004
                                                                   ------------
                   TOTAL FORESTRY                                     1,095,004
                                                                   ------------
  GENERAL BUILDING CONTRACTORS--0.28%
                   Centex Corp Note
    500,000         4.750%, 01/15/08 ...................  Baa2          526,595
                                                                   ------------
                   TOTAL GENERAL BUILDING CONTRACTORS                   526,595
                                                                   ------------
  GENERAL MERCHANDISE STORES--0.57%
                   Wal-Mart Stores, Inc Note
    500,000         4.150%, 06/15/05 ...................   Aa2          526,163
    500,000         4.375%, 07/12/07 ...................   Aa2          535,870
                                                                   ------------
                   TOTAL GENERAL MERCHANDISE STORES                   1,062,033
                                                                   ------------
  HOLDING AND OTHER INVESTMENT OFFICES--1.31%
                   EOP Operating LP Note
    250,000         8.375%, 03/15/06 ...................  Baa1          287,840
                   Pepco Holdings, Inc Note
  1,000,000         3.750%, 02/15/06 ...................  Baa1        1,034,148
    500,000         5.500%, 08/15/07 ...................  Baa1          538,679
                   Verizon Global Funding Corp Note
    500,000         6.125%, 06/15/07 ...................    A2          563,373
                                                                   ------------
                   TOTAL HOLDING AND OTHER
                    INVESTMENT OFFICES                                2,424,040
                                                                   ------------
  INDUSTRIAL MACHINERY AND EQUIPMENT--0.15%
                   Caterpillar Financial Services Corp Note
                    (Sr Note)
    250,000         4.875%, 06/15/07 ...................    A2          271,511
                                                                   ------------
                   TOTAL INDUSTRIAL MACHINERY AND
                    EQUIPMENT                                           271,511
                                                                   ------------
  INSTRUMENTS AND RELATED PRODUCTS--0.29%
                   Raytheon Co Note
    500,000         6.500%, 07/15/05 ...................  Baa3          543,517
                                                                   ------------
                   TOTAL INSTRUMENTS AND RELATED
                    PRODUCTS                                            543,517
                                                                   ------------
  INSURANCE AGENTS, BROKERS AND SERVICE--0.30%
                   Marsh & McLennan Cos, Inc (Sr Note)
    500,000         5.375%, 03/15/07 ...................    A2          550,127
                                                                   ------------
                   TOTAL INSURANCE AGENTS, BROKERS
                    AND SERVICE                                         550,127
                                                                   ------------


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  69

   Statement of Investments (Unaudited) - SHORT TERM BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
  INSURANCE CARRIERS--0.42%
                   International Lease
                    Finance Corp Note
$   500,000         5.125%, 08/01/04 ...................    A1     $    517,438
                   Lincoln National Corp Note
    250,000         5.250%, 06/15/07 ...................    A3          268,195
                                                                   ------------
                   TOTAL INSURANCE CARRIERS                             785,633
                                                                   ------------
  MOTION PICTURES--0.57%
                   Walt Disney Co (Sr Note)
    500,000         5.125%, 12/15/03 ...................  Baa1          508,879
    500,000         5.500%, 12/29/06 ...................  Baa1          545,822
                                                                   ------------
                   TOTAL MOTION PICTURES                              1,054,701
                                                                   ------------
  NATIONAL SECURITY AND INTERNATIONAL AFFAIR--0.27%
                   International Fiance KFW
    500,000         2.500%, 10/17/05 ...................   Aaa          507,694
                                                                   ------------
                   TOTAL NATIONAL SECURITY AND
                    INTERNATIONAL AFFAIR                                507,694
                                                                   ------------
  NONDEPOSITORY INSTITUTIONS--4.08%
                   Associates Corp Of North America
                    (Sr Note)
    500,000         5.750%, 11/01/03 ...................   Aa1          507,526
                   CIT Group, Inc (Sr Sub Note)
    500,000         4.125%, 02/21/06 ...................    A2          520,645
                   Countrywide Home Loans, Inc
                    (Guarantee Note)
    500,000         5.500%, 08/01/06 ...................    A3          545,570
                   Ford Motor Credit Co (Sr Note)
    500,000         6.125%, 03/20/04 ...................    A3          511,187
    250,000         6.875%, 02/01/06 ...................    A3          259,235
  1,000,000         6.500%, 01/25/07 ...................    A3        1,049,305
                   General Electric Capital Corp Note
    500,000         5.350%, 03/30/06 ...................   Aaa          545,428
                   General Motors Acceptance Corp Note
    750,000         6.750%, 01/15/06 ...................    A3          794,397
    500,000         6.125%, 08/28/07 ...................    A3          519,102
                   Household Finance Corp (Sr Note)
    500,000         5.875%, 09/25/04 ...................    A1          526,797
    500,000         8.000%, 05/09/05 ...................    A1          557,800
    500,000         4.625%, 01/15/08 ...................    A1          533,294
                   MBNA America Bank Note
    140,000         5.375%, 01/15/08 ...................  Baa1          152,316
                   National Rural Utility Coop
                    Finance Note
    500,000         6.500%, 03/01/07 ...................    A2          561,735
                                                                   ------------
                   TOTAL NONDEPOSITORY INSTITUTIONS                   7,584,337
                                                                   ------------
  OIL AND GAS EXTRACTION--0.59%
                   Conoco Funding Co (Guarantee Note)
    750,000         5.450%, 10/15/06 ...................    A3          827,301
                   Ocean Energy, Inc (Guarantee Note)
    250,000         4.375%, 10/01/07 ...................  Baa3          264,914
                                                                   ------------
                   TOTAL OIL AND GAS EXTRACTION                       1,092,215
                                                                   ------------
  PAPER AND ALLIED PRODUCTS--0.44%
                   International Paper Co Note
    500,000         8.125%, 07/08/05 ...................  Baa2          560,029
    250,000         3.800%, 04/01/08 ...................  Baa2          255,189
                                                                   ------------
                   TOTAL PAPER AND ALLIED PRODUCTS                      815,218
                                                                   ------------
  PETROLEUM AND COAL PRODUCTS--0.51%
                   Amerada Hess Corp Note
    500,000         5.900%, 08/15/06 ...................  Baa3          550,525
                   ConocoPhillips Note
    350,000         8.500%, 05/25/05 ...................    A3          395,171
                                                                   ------------
                   TOTAL PETROLEUM AND COAL PRODUCTS                    945,696
                                                                   ------------
  PRIMARY METAL INDUSTRIES--0.29%
                   Alcoa, Inc Deb
    500,000         6.125%, 06/15/05 ...................    A2          542,910
                                                                   ------------
                   TOTAL PRIMARY METAL INDUSTRIES                       542,910
                                                                   ------------
  PRINTING AND PUBLISHING--0.57%
                   CBS Corp (Guarantee Note)
    500,000         6.875%, 09/01/03 ...................    A3          504,582
                   Viacom, Inc (Guarantee Note)
    500,000         5.625%, 05/01/07 ...................    A3          555,348
                                                                   ------------
                   TOTAL PRINTING AND PUBLISHING                      1,059,930
                                                                   ------------
  RAILROAD TRANSPORTATION--0.70%
                   Norfolk Southern Corp Note
    500,000         7.350%, 05/15/07 ...................  Baa1          582,455
                   Union Pacific Corp Note
    150,000         7.600%, 05/01/05 ...................  Baa3          165,610
    500,000         5.750%, 10/15/07 ...................  Baa3          551,263
                                                                   ------------
                   TOTAL RAILROAD TRANSPORTATION                      1,299,328
                                                                   ------------
  RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.30%
                   Newell Rubbermaid, Inc Note
    500,000         6.000%, 03/15/07 ...................  Baa1          550,310
                                                                   ------------
                   TOTAL RUBBER AND MISCELLANEOUS
                    PLASTIC PRODUCTS                                    550,310
                                                                   ------------
  SECURITY AND COMMODITY BROKERS--2.61%
                   Bear Stearns Cos, Inc Note
    500,000         5.700%, 01/15/07 ...................    A2          552,559
                   Franklin Resources, Inc Note
    500,000         3.700%, 04/15/08 ...................    A2          512,722
                   Goldman Sachs Group, Inc Note
  1,000,000         7.625%, 08/17/05 ...................   Aa3        1,121,806
    500,000         4.125%, 01/15/08 ...................   Aa3          524,936
                   Lehman Brothers Holdings, Inc Note
    500,000         6.250%, 05/15/06 ...................    A2          556,579
    500,000         4.000%, 01/22/08 ...................    A2          522,603
                   Merrill Lynch & Co, Inc Note
    500,000         6.800%, 11/03/03 ...................   Aa3          509,291
                   Morgan Stanley Dean Witter Deb
    500,000         5.800%, 04/01/07 ...................   Aa3          555,982
                                                                   ------------
                   TOTAL SECURITY AND COMMODITY BROKERS               4,856,478
                                                                   ------------
  TRANSPORTATION EQUIPMENT--1.09%
                   DaimlerChrysler NA Holding Corp
                    (Guarantee Note)
    500,000         6.900%, 09/01/04 ...................    A3          526,265
    500,000         4.050%, 06/04/08 ...................    NA          494,646
                   General Dynamics Corp Note
  1,000,000         3.000%, 05/15/08 ...................    A2        1,006,298
                                                                   ------------
                   TOTAL TRANSPORTATION EQUIPMENT                     2,027,209
                                                                   ------------
  WHOLESALE TRADE-NONDURABLE GOODS--0.55%
                   Safeway, Inc Note
    500,000         4.800%, 07/16/07 ...................  Baa2          520,980
                   Unilever Capital Corp
                    (Guarantee Note)
    500,000         6.750%, 11/01/03 ...................    A1          509,187
                                                                   ------------
                   TOTAL WHOLESALE TRADE-NONDURABLE
                    GOODS                                             1,030,167
                                                                   ------------
                   TOTAL CORPORATE BONDS
                     (COST $64,758,990)                              68,405,355
                                                                   ------------


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

70   TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - SHORT TERM BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
GOVERNMENT BONDS--59.77%
 AGENCY SECURITIES--51.54%
                   Federal Farm Credit Bank (FFCB)
$ 6,000,000         2.250%, 09/01/06 ...................   Aaa     $  6,052,381
                   Federal Home Loan Mortgage Corp
                    (FHLMC)
 10,000,000         3.000%, 07/15/04 ...................   Aaa       10,193,600
 17,000,000         6.875%, 01/15/05 ...................   Aaa       18,443,572
  9,800,000         4.250%, 06/15/05 ...................   Aaa       10,335,570
  6,000,000         3.670%, 02/12/08 ...................   Aaa        6,084,462
                   Federal National Mortgage
                    Association (FNMA)
  2,500,000         2.250%, 05/15/06 ...................   Aaa        2,533,425
 26,000,000         5.250%, 06/15/06 ...................   Aaa       28,553,200
  9,000,000         4.375%, 10/15/06 ...................   Aaa        9,687,601
  3,500,000         5.000%, 01/15/07 ...................   Aaa        3,847,025
                                                                   ------------
                   TOTAL AGENCY SECURITIES                           95,730,836
                                                                   ------------
 FOREIGN GOVERNMENT BONDS--0.93%
                   Canadian Government Bond
    100,000         6.375%, 11/30/04 ...................    NA          107,340
                   Italy Government International Bond
    500,000         7.250%, 02/07/05 ...................   Aa2          546,890
                            Province Of Manitoba Note
  1,000,000         4.250%, 11/20/06 ...................   Aa2        1,070,099
                                                                   ------------
                   TOTAL FOREIGN GOVERNMENT BONDS                     1,724,329
                                                                   ------------

 MORTGAGE BACKED SECURITIES--1.62%
                   Federal Home Loan Mortgage Corp Gold (FGLMC)
  1,123,665         6.000%, 12/01/17 ...........................      1,168,534
                   Federal National Mortgage Association (FNMA)
    873,934         7.000%, 12/01/32 ...........................        920,337
    881,944         7.000%, 01/01/33 ...........................        928,773
                                                                   ------------
                   TOTAL MORTGAGE BACKED SECURITIES                   3,017,644
                                                                   ------------
 U.S. TREASURY SECURITIES--5.68%
                   U.S. Treasury Bond
  6,000,000         11.750%, 02/15/10 ..........................      6,999,846
                   U.S. Treasury Note
  1,160,180         3.375%, 01/15/07 ...........................      1,274,023
  2,250,000         2.625%, 05/15/08 ...........................      2,270,562
                                                                   ------------
                   TOTAL U.S. TREASURY SECURITIES                    10,544,431
                                                                   ------------
                   TOTAL GOVERNMENT BONDS
                     (COST $109,669,381)                            111,017,240
                                                                   ------------
                   TOTAL BONDS
                     (COST $174,428,371)                            179,422,595
                                                                   ------------
SHORT TERM INVESTMENT--2.06%
 U.S. GOVERNMENT AND AGENCY DISCOUNT NOTE--2.06%
                   Federal National Mortgage Association (FNMA)
  3,830,000         0.750%, 07/01/03 ...........................      3,829,905
                                                                   ------------
                   TOTAL U.S. Government and Agency Discount Note     3,829,905
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                     (COST $3,829,920)                                3,829,905
                                                                   ------------
                   TOTAL PORTFOLIO--98.66%
                     (COST $178,258,291)                            183,252,500
                   OTHER ASSETS & LIABILITIES, NET--1.34%             2,477,788
                                                                   ------------
                   NET ASSETS--100.00%                             $185,730,288
                                                                   ============


----------
   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   71

   Statement of Investments (Unaudited) - TAX-EXEMPT BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
MUNICIPAL BONDS--101.79%
SHORT TERM MUNICIPAL BOND--0.18%
  ALASKA--0.18%
                   Valdez Allaska Marine Terminal Revenue
$   300,000         2.000%, 12/01/29 ............................. $    300,000
                                                                   ------------
                   TOTAL SHORT TERM MUNICIPAL BOND
                     (COST $300,000)                                    300,000
                                                                   ------------
 LONG TERM MUNICIPAL BONDS--101.61%
  ALABAMA--3.27%
                   Birmingham Industrial Water Board
  1,080,000         d 6.000%, 07/01/07 ...........................    1,245,013
                   Courtland Alabama Industrial Development Board
  2,500,000         5.000%, 11/01/13 .............................    2,519,725
                   West Jefferson Amusement & Public Park
                    Authority Revenue
  1,495,000         7.500%, 12/01/08 .............................    1,717,875
                                                                   ------------
                                                                      5,482,613
                                                                   ------------
  CALIFORNIA--11.64%
                   California State (General Obligation)
  2,100,000         5.500%, 12/01/11 .............................    2,387,910
    435,000         5.000%, 10/01/12 .............................      477,295
  5,400,000         5.000%, 02/01/13 .............................    5,882,112
                   California State Department of Water Resources
  4,075,000         5.500%, 05/01/12 .............................    4,591,629
                   Delta Counties Home Mortgage Finance Authority
    500,000         6.700%, 06/01/24 .............................      527,225
                   Fairfield California Public Funding Authority
  3,750,000       h 4.000%, 08/01/13 .............................    3,929,325
                   Los Angeles County California Sanitation
                    Distribution Funding Authority Revenue
  1,500,000         5.000%, 10/01/13 .............................    1,709,775
                                                                   ------------
                                                                     19,505,271
                                                                   ------------
  DISTRICT OF COLUMBIA--1.65%
                   District of Columbia (General Obligation)
  1,365,000         5.250%, 06/01/12 .............................    1,553,397
                   District of Columbia (Hospital Revenue)
  1,000,000         6.000%, 08/15/10 .............................    1,209,450
                                                                   ------------
                                                                      2,762,847
                                                                   ------------
  FLORIDA--2.68%
                   Broward County Resource Recovery Revenue
  1,500,000         5.375%, 12/01/10 .............................    1,652,430
                   Miami-Dade County Florida School Board Revenue
  2,550,000         5.000%, 05/01/31 .............................    2,838,023
                                                                   ------------
                                                                      4,490,453
                                                                   ------------
  ILLINOIS--2.09%
                   Cook County Community Consolidated School
                    District
  1,210,000         5.500%, 12/01/14 .............................    1,442,054
                   Illinois Development Finance Authority
  2,000,000         3.050%, 02/01/33 .............................    2,062,700
                                                                   ------------
                                                                      3,504,754
                                                                   ------------
  INDIANA--5.08%
                   Indianapolis Indiana Multi-Family Revenue
    856,000         4.875%, 12/01/11 .............................      917,041
                   Ivy Technical State College Indiana Revenue
  2,100,000         5.000%, 07/01/12 .............................    2,378,502
                   La Porte Indiana Multi School Building Corp
                    Revenue
  1,660,000         5.250%, 01/15/13 .............................    1,904,717
                   Lake County Indiana Building Corp Revenue
  1,000,000         5.750%, 08/01/10 .............................    1,180,610
                   Petersburg Indiana Pollution Control Revenue
    500,000         5.400%, 08/01/17 .............................      545,910
                   Valparaiso Indiana Middle Schools Building Corp
  1,385,000         5.250%, 07/15/10 .............................    1,589,938
                                                                   ------------
                                                                      8,516,718
                                                                   ------------
  KENTUCKY--0.95%
                   Kentucky Turnpike Authority, Toll Road Revenue
  1,390,000         6.000%, 07/01/11 .............................    1,588,186
                                                                   ------------
  LOUISIANA--1.23%
                   Desoto Parish Louisiana Pollution Control
                    Revenue
  2,000,000         5.000%, 10/01/12 .............................    2,063,700
                                                                   ------------
  MARYLAND--0.76%
                   Frederick County Economic Development Authority
  1,250,000         7.250%, 04/01/17 .............................    1,272,775
                                                                   ------------
  MASSACHUSETTS--5.37%

                   Massachusetts State (General Obligation)
  1,000,000         5.500%, 01/01/11 .............................    1,154,540
  3,000,000         5.000%, 12/01/11 .............................    3,403,470
  2,500,000         5.250%, 01/01/13 .............................    2,854,225
  1,350,000         5.500%, 11/01/12 .............................    1,583,847
                                                                   ------------
                                                                      8,996,082
                                                                   ------------
  MICHIGAN--3.66%
                   Michigan Municipal Bond Authority Revenue
  2,500,000         5.250%, 12/01/12 .............................    2,913,325
                   Michigan State Trunk Line Revenue
  2,760,000         5.250%, 11/01/12 .............................    3,214,434
                                                                   ------------
                                                                      6,127,759
                                                                   ------------
  MISSOURI--1.77%
                   Missouri State Environmental Improvement
                    & Energy Resources Authority
  2,500,000         5.500%, 07/01/12 .............................    2,969,025
                                                                   ------------
  NEVADA--1.53%
                   Clark County Nevada Pollution Control Revenue
    800,000         5.300%, 10/01/11 .............................      752,480
                   Clark County Nevada School District, NV
                    (General Obligation)
  1,550,000         5.500%, 06/15/11 .............................    1,804,805
                                                                   ------------
                                                                      2,557,285
                                                                   ------------
  NEW JERSEY--4.90%
                   Middlesex County New Jersey
                    (Certificate Participation)
  1,410,000         5.100%, 06/15/14 .............................    1,569,894
                   New Jersey State Turnpike Authority Revenue
  2,895,000         5.700%, 05/01/13 .............................    3,331,248
                   New Jersey Transportation Trust Fund Authority
  2,900,000         5.000%, 12/15/11 .............................    3,305,507
                                                                   ------------
                                                                      8,206,649
                                                                   ------------
  NEW MEXICO--0.05%
                   New Mexico Mortgage Finance Authority
     65,000         6.000%, 07/01/10 .............................       78,404
                                                                   ------------
  NEW YORK--23.59%
                   Binghamton New York School District
    105,000         4.125%, 02/15/12 .............................      112,457
                   Central Square New York School District
    210,000         4.000%, 05/15/13 .............................      222,025
                   Evans & Brant New York Central School District
  1,115,000         4.000%, 12/15/12 .............................    1,189,594
                   Johnstown New York City School District
    600,000         4.000%, 06/15/12 .............................      638,268
                   Long Island Power Authority
                    New York Electrical System Revenue
  2,200,000         5.250%, 12/01/14 .............................    2,417,470
                   Metropolitan Transportation Authority New York
  2,500,000         5.500%, 11/15/13 .............................    2,959,425
                   Nassau County New York Interrim Finance
                    Authority Revenue
  2,000,000         5.000%, 11/15/12 .............................    2,279,840
  2,000,000         5.000%, 11/15/13 .............................    2,280,660

                        SEE NOTES TO FINANCIAL STATEMENTS

72  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

   Statement of Investments (Unaudited) - TAX-EXEMPT BOND FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
  NEW YORK--(CONTINUED)

                   New York City (General Obligation)
$ 2,500,000         5.250%, 08/01/10 ............................. $  2,704,250
  2,370,000         5.000%, 03/01/12 .............................    2,562,397
    300,000       d 5.000%, 08/01/17 .............................      300,000
    400,000         3.550%, 08/15/18 .............................      400,000
    200,000         3.500%, 08/01/19 .............................      200,000
                   New York City Municipal Water Finance
                    Authority, NY
  1,840,000         5.250%, 06/15/12 .............................    2,119,919
                   New York City Transitional Finance Authority
  1,740,000         5.250%, 05/01/14 .............................    1,924,249
    125,000         2.050%, 05/01/28 .............................      125,000
                   New York State Dormitory Authority Revenue
  2,000,000         5.500%, 02/01/11 .............................    2,312,100
  2,500,000         5.250%, 07/01/12 .............................    2,756,700
  2,725,000         5.250%, 11/15/23 .............................    3,033,906
                   New York State Thruway Authority Service
                    Contract Revenue
  3,000,000         5.500%, 04/01/12 .............................    3,476,580
                   Tobacco Settlement Funding Corp Revenue
  4,000,000         5.000%, 06/01/12 .............................    4,364,320
                   Triborough Bridge & Tunnel Authority
                    New York Revenue
  1,000,000         5.250%, 11/15/14 .............................    1,157,590
                                                                   ------------
                                                                     39,536,750
                                                                   ------------
  NORTH CAROLINA--1.36%
                   North Carolina Municipal Power Agency  No 1
                    Catawba, NC
  1,915,000         6.000%, 01/01/11 .............................    2,284,289
                                                                   ------------
  OHIO--2.26%
                   Ohio State Air Quality Development Authority
  2,500,000         6.000%, 12/01/13 .............................    2,619,700
  1,000,000         5.250%, 06/01/14 .............................    1,172,170
                                                                   ------------
                                                                      3,791,870
                                                                   ------------
  PENNSYLVANIA--4.55%
                   Allegheny County Industrial Development Authority
    500,000         4.350%, 12/01/13 .............................      528,115
                   Carbon County Industrial Development Authority
  3,080,000       d 6.650%, 05/01/10 .............................    3,282,171
                   Pennsylvania Economic Development
                    Financing Authority
    500,000         6.000%, 11/01/05 .............................      528,715
    975,000         6.000%, 11/01/08 .............................    1,029,737
  1,030,000         6.000%, 11/01/09 .............................    1,078,637
  1,145,000         6.500%, 11/01/16 .............................    1,177,644
                                                                   ------------
                                                                      7,625,019
                                                                   ------------
  PUERTO RICO--4.77%
                   Puerto Rico Commonwealth (General Obligation)
  3,000,000         5.500%, 07/01/10 .............................    3,427,620
                   Puerto Rico Public Buildings Authority Revenue
  4,000,000         5.500%, 07/01/10 .............................    4,570,160
                                                                   ------------
                                                                      7,997,780
                                                                   ------------
  SOUTH CAROLINA--1.89%
                   South Carolina Transportation Infrastructure
  2,900,000         5.000%, 10/01/15 .............................    3,170,976
                                                                   ------------
  TENNESSEE--1.25%
                   Memphis-Shelby County Airport Authority
  1,925,000         5.000%, 09/01/09 .............................    2,096,710
                                                                   ------------
  TEXAS--6.93%
                   Bexar County Texas Revenue
  1,280,000         5.500%, 08/15/09 .............................    1,487,027
                   Brazos River Authority Texas Revenue
    500,000         5.125%, 05/01/19 .............................      535,510
  4,070,000         4.900%, 10/01/15 .............................    4,533,573
                   Houston Texas Airport System Revenue
    825,000         5.800%, 07/01/10 .............................      920,461
                   Houston Texas Hotel Occupancy Tax & Special Revenue
  1,000,000         5.500%, 09/01/11 .............................    1,166,660
                   San Antonio Texas Electric & Gas Revenue
  2,700,000         5.250%, 02/01/15 .............................    2,976,561
                                                                   ------------
                                                                     11,619,792
                                                                   ------------
  UTAH--1.11%
                   Utah County Municipal Building Authority
  1,645,000         5.000%, 11/01/11 .............................    1,864,262
                                                                   ------------
  VIRGIN ISLANDS--0.76%
                   Virgin Islands Water & Power Authority
                    Water System Revenue
  1,175,000         5.000%, 07/01/09 .............................    1,265,452
                                                                   ------------
  VIRGINIA--0.63%
                   York County Industrial Development Authority
                    Pollution Control Revenue
  1,000,000         5.500%, 07/01/09 .............................    1,059,780
                                                                   ------------
  WASHINGTON--5.88%
                   Cowlitz County Public Utility District No 1
                    Electric Distribution System Revenue
  1,000,000         5.000%, 09/01/11 .............................    1,130,930
                   Energy Northwest Washington Electric Revenue
                    (Revenue Bond)
  2,375,000       d 5.500%, 07/01/11 .............................    2,745,595
                   Kitsap County Washington School District No 400
                    North Kitsap, (General Obligation)
  1,150,000         5.000%, 06/01/11 .............................    1,297,948
                   Snohomish County Washington Public Utility
                    District No 1 Generation System Revenue
  3,000,000         5.250%, 12/01/12 .............................    3,442,560
                   Washington State (General Obligation)
  1,050,000         6.000%, 01/01/10 .............................    1,238,744
                                                                   ------------
                                                                      9,855,777
                                                                   ------------
                   TOTAL LONG TERM MUNICIPAL BONDS
                     (COST $163,837,944)                            170,290,978
                                                                   ------------
                   TOTAL PORTFOLIO--101.79%

                     (COST $164,137,944)                            170,590,978
                   OTHER ASSETS & LIABILITIES, NET--(1.79)%          (2,998,379)
                                                                   ------------
                   NET ASSETS--100.00%                             $167,592,599
                                                                   ============

----------
d All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

h  These securities were purchased on a delayed delivery basis.

   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                             SEE NOTES TO FINANCIAL

                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   73

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
BONDS:
CORPORATE BONDS
Asset Backed ..........................................  $ 11,264,743     2.72%
Business Services .....................................     3,874,549     0.94
Chemicals and Allied Products .........................     1,791,860     0.43
Communications ........................................    16,322,616     3.94
Depository Institutions ...............................    13,645,279     3.30
Electric, Gas, and Sanitary Services ..................     8,728,805     2.11
Electronic and Other Electric Equipment ...............     1,583,185     0.38
Fabricated Metal Products .............................       528,823     0.13
Food and Kindred Products .............................     6,643,302     1.60
Food Stores ...........................................     2,719,362     0.66
Forestry ..............................................     1,116,996     0.27
General Building Contractors ..........................     1,107,679     0.27
General Merchandise Stores ............................       886,513     0.21
Health Services .......................................       267,662     0.06
Holding and Other Investment Offices ..................     1,111,230     0.27
Industrial Machinery and Equipment ....................       814,043     0.20
Instruments and Related Products ......................       524,083     0.13
Insurance Agents, Brokers and Service .................       582,850     0.14
Insurance Carriers ....................................       809,248     0.20
Metal Mining ..........................................       264,192     0.06
Miscellaneous Retail ..................................       268,929     0.06
Motion Pictures .......................................     1,054,083     0.25
Nondepository Institutions ............................     8,395,020     2.03
Oil and Gas Extraction ................................     3,335,379     0.81
Other Mortgage Backed Securities ......................     7,769,224     1.88
Paper and Allied Products .............................     3,418,783     0.83
Petroleum and Coal Products ...........................     3,895,376     0.94
Pipelines, Except Natural Gas .........................       840,662     0.20
Primary Metal Industries ..............................       581,200     0.14
Printing and Publishing ...............................     2,102,446     0.51
Railroad Transportation ...............................     2,237,137     0.54
Rubber and Miscellaneous Plastic Products .............     1,362,993     0.33
Security and Commodity Brokers ........................     4,314,321     1.04
Tobacco Products ......................................       245,154     0.06
Transportation Equipment ..............................     5,130,862     1.24
Wholesale Trade-Durable Goods .........................       248,400     0.06
Wholesale Trade-Nondurable Goods ......................       239,432     0.06
                                                         ------------   ------
TOTAL CORPORATE BONDS (COST $110,050,502) .............   120,026,421    29.00
                                                         ------------   ------
GOVERNMENT BONDS:
Agency Securities .....................................    84,778,798    20.49
Foreign Government Bonds ..............................     5,799,482     1.40
Mortgage Backed Securities ............................   120,027,720    29.00
U.S. Treasury Securities ..............................    69,150,483    16.71
                                                         ------------   ------
TOTAL GOVERNMENT BONDS (COST $277,187,472) ............   279,756,483    67.60
                                                         ------------   ------
TOTAL BONDS (COST $387,237,974) .......................   399,782,904    96.60
                                                         ------------   ------
TIAA-CREF MUTUAL FUND (COST $3,019,388) ...............     2,880,026     0.70
                                                         ------------   ------
SHORT TERM INVESTMENTS:
Commercial Paper ......................................    24,434,869     5.90
U.S. Government and Agencies Discount Notes ...........    11,902,294     2.88
                                                         ------------   ------
TOTAL SHORT TERM INVESTMENT (COST $36,315,160) ........    36,337,163     8.78
                                                         ------------   ------
TOTAL PORTFOLIO (COST $426,572,522) ...................   439,000,093   106.08
OTHER ASSETS & LIABILITIES, NET .......................   (25,171,678)   (6.08)
                                                         ------------   ------
NET ASSETS ............................................  $413,828,415   100.00%
                                                         ============   ======


  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
 BONDS--96.60%
  CORPORATE BONDS--29.00%
   ASSET BACKED--2.72%
                   Chase Funding Mortgage Loan
                    Series 2001-4 (Class 1A3)
$ 2,000,000         5.053%, 02/25/23 ...................   Aaa     $  2,043,054
                   Detroit Edison Securitization Funding
                    Llc Series 2001-1 (Class A3)
    500,000         5.875%, 03/01/10 ...................   Aaa          558,577
                   Household Automotive Trust
                    Series 2000-2 (Class A3)
  1,569,354         3.680%, 04/17/06 ...................   Aaa        1,588,647
                   Nissan Auto Receivables Owner Trust
                    Series 2001-C (Class A4)
  1,000,000         4.800%, 02/15/07 ...................   Aaa        1,043,572
                   Peco Energy Transition Trust
  1,000,000         6.130%, 03/01/09 ...................   Aaa        1,147,129
                   Public Service New Hampshire Funding
                    LLC Series 2001-1 (Class A2)
  1,000,000         5.730%, 11/01/10 ...................   Aaa        1,102,513
                   Residential Asset Securities Corp
    329,842         5.751%, 03/25/27 ...................   Aaa          333,444
                   Residential Asset Securities Corp
  1,000,000         6.417%, 02/25/29 ...................   Aaa        1,046,891
                   Residential Asset Securities Corp
  1,214,384         7.150%, 07/25/30 ...................   Aaa        1,299,292
                   Residential Asset Securities Corp
  1,000,000         6.489%, 10/25/30 ...................   Aaa        1,101,624
                                                                   ------------
                   TOTAL ASSET BACKED                                11,264,743
                                                                   ------------
   BUSINESS SERVICES--0.94%
                   AOL Time Warner, Inc
                    (Guarantee Note)
    750,000         6.875%, 05/01/12 ...................  Baa1          858,101
                   Cendant Corp (Sr Note)
    250,000         7.375%, 01/15/13 ...................  Baa1          292,979
                   Equifax, Inc Note
    250,000         4.950%, 11/01/07 ...................  Baa1          264,701
                   Fiserv, Inc Note
    250,000         4.000%, 04/15/08 ...................  Baa2          255,756
                   Hartford Financial (Sr Note)
  1,000,000         6.375%, 11/01/08 ...................    A3        1,142,739
                   Midamerican Energy Holdings Co
                    (Sr Note)
    500,000         5.875%, 10/01/12 ...................  Baa3          544,514
                   Time Warner, Inc
                    (Guarantee Note)
    500,000         6.625%, 05/15/29 ...................  Baa1          515,759
                                                                   ------------
                   TOTAL BUSINESS SERVICES                            3,874,549
                                                                   ------------
   CHEMICALS AND ALLIED PRODUCTS--0.43%
                   Du Pont EI de Nemours & Co Note
    500,000         4.750%, 11/15/12 ...................   Aa3          528,715
                   Johnson & Johnson Deb
  1,000,000         6.950%, 09/01/29 ...................   Aaa        1,263,145
                                                                   ------------
                   TOTAL CHEMICALS AND ALLIED PRODUCTS                1,791,860
                                                                   ------------
   COMMUNICATIONS--3.94%
                   360 Communications Co (Sr Note)
    500,000         7.500%, 03/01/06 ...................    A2          572,487
                   AT&T Corp (Guarantee Note)
    500,000         8.375%, 03/15/13 ...................  Baa3          625,456
  1,000,000         7.000%, 11/15/06 ...................  Baa2        1,116,636
                   AT&T Wireless Services, Inc (Sr Note)
    250,000         7.875%, 03/01/11 ...................  Baa2          295,256


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

74  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2003
--------------------------------------------------------------------------------


  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
   COMMUNICATIONS--(CONTINUED)
                   AT&T Wireless Services, Inc (Sr Note)
$   250,000         8.750%, 03/01/31 ...................  Baa2     $    312,828
                   BellSouth Telecommunication Note
  2,000,000         6.500%, 06/15/05 ...................   Aa3        2,189,061
                   Cingular Wireless LLC (Sr Note)
    300,000         7.125%, 12/15/31 ...................    A3          354,393
                   Citizens Communications Co Note
    500,000         8.500%, 05/15/06 ...................  Baa2          584,686
                   Clear Channel Communications, Inc
                    (Sr Note)
  1,000,000         7.250%, 09/15/03 ...................  Baa3        1,010,020
    250,000         7.650%, 09/15/10 ...................  Baa3          300,226
    500,000         4.400%, 05/15/11 ...................  Baa3          501,628
                   Comcast Cable Communications
                    (Sr Note)
    250,000         6.750%, 01/30/11 ...................  Baa3          286,846
    250,000         6.500%, 01/15/15 ...................  Baa3          281,207
    500,000         7.050%, 03/15/33 ...................  Baa3          555,548
                   Cox Communications, Inc Note
  1,000,000         7.875%, 08/15/09 ...................  Baa2        1,218,341
                   Deutsche Telekom International
                    Finance BV (Guarantee Note)
    250,000         8.750%, 06/15/30 ...................  Baa3          319,026
                   SBC Communications, Inc Note
  1,000,000         6.250%, 03/15/11 ...................    A1        1,150,850
                   Sprint Capital Corp (Guarantee Note)
  1,000,000         6.000%, 01/15/07 ...................  Baa3        1,074,831
    250,000         8.375%, 03/15/12 ...................  Baa3          299,329
                   Verizon Global Funding Corp Note
    250,000         4.375%, 06/01/13 ...................    A2          249,295
                   Verizon Maryland, Inc Bond
    250,000         5.125%, 06/15/33 ...................    NA          235,710
                   Verizon New Jersey, Inc Deb
  2,000,000         5.875%, 01/17/12 ...................   Aa3        2,240,163
                   Verizon Wireless Capital LLC Note
    500,000         5.375%, 12/15/06 ...................    A3          548,793
                                                                   ------------
                   TOTAL COMMUNICATIONS                              16,322,616
                                                                   ------------
   DEPOSITORY INSTITUTIONS--3.30%
                   Bank of America Corp (Sr Note)
    500,000         3.875%, 01/15/08 ...................   Aa2          524,432
    750,000         4.875%, 01/15/13 ...................   Aa2          789,542
                   Bank One NA Illinois Note
  1,000,000         5.500%, 03/26/07 ...................   Aa2        1,107,358
                   BB & T Corp (Sub Note)
    250,000         6.500%, 08/01/11 ...................    A2          292,637
                   Citigroup, Inc (Sub Note)
  1,250,000         7.250%, 10/01/10 ...................   Aa2        1,514,038
    750,000         5.625%, 08/27/12 ...................   Aa2          827,596
                   Credit Suisse First Boston USA, Inc
                    Note
    500,000         4.625%, 01/15/08 ...................   Aa3          533,729
                   First Tennessee Bank NA (Sub Note)
    250,000         4.625%, 05/15/13 ...................    A2          255,197
                   Golden West Financial Corp (Sr Note)
    250,000         4.750%, 10/01/12 ...................    A1          260,857
                   Greenpoint Financial Corp (Sr Note)
    250,000         3.200%, 06/06/08 ...................  Baa1          248,103
                   HSBC Holdings plc (Sub Note)
    250,000         5.250%, 12/12/12 ...................    A1          266,308
                   Inter-American Development Bank
    500,000       h 3.500%, 07/08/13 ...................                494,176
                   JP Morgan Chase & Co (Sub Note)
    500,000         7.875%, 06/15/10 ...................    A2          611,233
                   Korea Development Bank Note
    250,000         5.500%, 11/13/12 ...................    A3          265,965
                   Marshall & Isley Bank (Sr Note)
    250,000         4.125%, 09/04/07 ...................   Aa3          263,737
                   Mellon Funding Corp (Guarantee Note)
  1,000,000         6.400%, 05/14/11 ...................    A2        1,171,037
                   Mercantile Bankshares Corp
                    (Sub Note)
    250,000         4.625%, 04/15/13 ...................    A2          256,656
                   PNC Funding Corp (Guarantee Note)
  1,000,000         5.750%, 08/01/06 ...................    A2        1,103,229
                   Regions Financial Corp (Sub Note)
    500,000         6.375%, 05/15/12 ...................    A2          581,101
                   Suntrust Bank (Sub Note)
    500,000         7.250%, 09/15/06 ...................   Aa3          578,855
                   US Bancorp (Sr Note)
    500,000         5.100%, 07/15/07 ...................   Aa3          549,179
                   Washington Mutual, Inc Note
    500,000         7.500%, 08/15/06 ...................    A3          576,535
                   Wells Fargo Financial, Inc Note
    500,000         6.125%, 04/18/12 ...................   Aa2          573,779
                                                                   ------------
                   TOTAL DEPOSITORY INSTITUTIONS                     13,645,279
                                                                   ------------
   ELECTRIC, GAS, AND SANITARY SERVICES--2.11%
                   Alabama Power Co Deb
    500,000         5.700%, 02/15/33 ...................    A2          517,191
                   Commonwealth Edison Co
                    (Secured Note)
    250,000         5.875%, 02/01/33 ...................    A3          268,827
                   Consolidated Edison Co of New York
                    Note Deb
    250,000         4.875%, 02/01/13 ...................    A1          261,618
    250,000         5.100%, 06/15/33 ...................    A1          237,850
                   Consolidated Natural Gas Co (Sr Note)
  1,000,000         6.250%, 11/01/11 ...................    A3        1,140,681
                   Consumers Energy Co
                    (First Mortgage Bond)
    500,000         4.250%, 04/15/08 ...................  Baa3          517,040
                   Consumers Energy Co (Sr Note)
  1,000,000         6.000%, 03/15/05 ...................  Baa3        1,063,666
                   Detroit Edison Co
                    (First Mortgage Bond)
  1,000,000         6.125%, 10/01/10 ...................    A3        1,144,132
                   FirstEnergy Corp Note
    500,000         6.450%, 11/15/11 ...................  Baa2          549,844
                   Georgia Power Co (Sr Note)
  1,000,000         5.500%, 12/01/05 ...................    A2        1,086,735
                   KeySpan Corp
    500,000         5.875%, 04/01/33 ...................    A3          533,843
                   National Fuel Gas Co Note
    250,000         5.250%, 03/01/13 ...................    A3          260,005
                   Oncor Electric Delivery Co
                    (Secured Note)
    250,000         7.250%, 01/15/33 ...................  Baa1          294,395
                   Texas Eastern Transmission LP
                    (Sr Note)
    500,000         5.250%, 07/15/07 ...................  Baa2          541,044
                   Waste Management, Inc
                    (Guarantee Note)
    250,000         7.750%, 05/15/32 ...................  Baa3          311,934
                                                                   ------------
                   TOTAL ELECTRIC, GAS, AND SANITARY
                    SERVICES                                          8,728,805
                                                                   ------------


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  75

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2003
--------------------------------------------------------------------------------


  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
   ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--0.38%
                   Cooper Industries, Inc
                    (Guarantee Note)
$   500,000         5.250%, 07/01/07 ...................    A3     $    538,726
                   Emerson Electric Co Note
    500,000         5.000%, 12/15/14 ...................    A2          534,738
                   HCA, Inc Note
    500,000         6.250%, 02/15/13 ...................   Ba1          509,721
                                                                   ------------
                   TOTAL ELECTRONIC AND OTHER ELECTRIC
                    EQUIPMENT                                         1,583,185
                                                                   ------------
   FABRICATED METAL PRODUCTS--0.13%
                   Masco Corp Note
    500,000         4.625%, 08/15/07 ...................  Baa1          528,823
                                                                   ------------
                   TOTAL FABRICATED METAL PRODUCTS                      528,823
                                                                   ------------
   FOOD AND KINDRED PRODUCTS--1.60%
                   Anheuser-Busch Cos, Inc
    250,000         4.375%, 01/15/13 ...................    A1          259,212
                   Bottling Group Llc (Guarantee Note)
    250,000         4.625%, 11/15/12 ...................    A3          261,141
                   ConAgra Foods, Inc Note
    250,000         7.875%, 09/15/10 ...................  Baa1          307,844
    500,000         8.250%, 09/15/30 ...................  Baa1          669,624
                   Coors Brewing Co (Guarantee Note)
    500,000         6.375%, 05/15/12 ...................  Baa2          573,508
                   Diageo Capital plc (Guarantee Note)
  2,000,000         7.250%, 11/01/09 ...................    A2        2,430,460
                   Kraft Foods, Inc Note
    500,000         5.625%, 11/01/11 ...................    A3          543,827
                   Sara Lee Corp Note
    500,000         2.750%, 06/15/08 ...................    A3          495,470
    250,000         6.250%, 09/15/11 ...................    A3          288,842
    250,000         6.125%, 11/01/32 ...................    A3          274,000
                   Unilever Capital Corp
                    (Guarantee Note)
    500,000         5.900%, 11/15/32 ...................    A1          539,374
                                                                   ------------
                   TOTAL FOOD AND KINDRED PRODUCTS                    6,643,302
                                                                   ------------
   FOOD STORES--0.66%
                   Kroger Co (Guarantee Note)
    500,000         8.050%, 02/01/10 ...................  Baa3          599,247
                   Safeway, Inc Note
  2,000,000         7.250%, 09/15/04 ...................  Baa2        2,120,115
                                                                   ------------
                   TOTAL FOOD STORES                                  2,719,362
                                                                   ------------
   FORESTRY--0.27%
                   Weyerhaeuser Co Note
    500,000         6.000%, 08/01/06 ...................  Baa2          547,502
    500,000         6.750%, 03/15/12 ...................  Baa2          569,494
                                                                   ------------
                   TOTAL FORESTRY                                     1,116,996
                                                                   ------------
   GENERAL BUILDING CONTRACTORS--0.27%
                   Centex Corp Note
    250,000         4.750%, 01/15/08 ...................  Baa2          263,298
                   Pulte Homes, Inc Note
    500,000         6.250%, 02/15/13 ...................  Baa3          556,192
                   Toll Brothers, Inc Note
    250,000         6.875%, 11/15/12 ...................  Baa3          288,189
                                                                   ------------
                   TOTAL GENERAL BUILDING CONTRACTORS                 1,107,679
                                                                   ------------
   GENERAL MERCHANDISE STORES--0.21%
                   Target Corp Note
    500,000         5.375%, 06/15/09 ...................    A2          556,069
                   Wal-Mart Stores, Inc Note
    250,000         7.550%, 02/15/30 ...................   Aa2          330,444
                                                                   ------------
                   TOTAL GENERAL MERCHANDISE STORES                     886,513
                                                                   ------------
   HEALTH SERVICES--0.06%
                   Laboratory Corp of America
                    Holdings Note
    250,000         5.500%, 02/01/13 ...................  Baa3          267,662
                                                                   ------------
                   TOTAL HEALTH SERVICES                                267,662
                                                                   ------------
   HOLDING AND OTHER INVESTMENT OFFICES--0.27%
                   Boston Properties, Inc
     250000         6.25%, 1/15/13 .....................  Baa1          273,765
                   EOP Operating LP (Guarantee Note)
    250,000         6.750%, 02/15/12 ...................  Baa1          284,483
    250,000         5.875%, 01/15/13 ...................  Baa1          270,092
                   Pepco Holdings, Inc Note
    250,000         6.450%, 08/15/12 ...................  Baa1          282,890
                                                                   ------------
                   TOTAL HOLDING AND OTHER INVESTMENT
                    OFFICES                                           1,111,230
                                                                   ------------
   INDUSTRIAL MACHINERY AND EQUIPMENT--0.20%
                   Hewlett-Packard Co Note
    250,000       h 6.500%, 07/01/12 ...................    A3          290,568
                   Parker Hannifin Corp (Sr Sub Note)
    250,000         4.875%, 02/15/13 ...................    A2          260,650
                   Stanley Works/The
    250,000         4.900%, 11/01/12 ...................    A2          262,825
                                                                   ------------
                   TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT             814,043
                                                                   ------------
   INSTRUMENTS AND RELATED PRODUCTS--0.13%
                   Becton Dickinson & Co Note
    250,000         4.550%, 04/15/13 ...................    A2          259,628
                   Raytheon Co Note
    250,000         5.375%, 04/01/13 ...................  Baa3          264,455
                                                                   ------------
                   TOTAL INSTRUMENTS AND RELATED PRODUCTS               524,083
                                                                   ------------
   INSURANCE AGENTS, BROKERS AND SERVICE--0.14%
                   Marsh & McLennan Cos, Inc (Sr Note)
    500,000         6.250%, 03/15/12 ...................    A2          582,850
                                                                   ------------
                   TOTAL INSURANCE AGENTS, BROKERS
                    AND SERVICE                                         582,850
                                                                   ------------
   INSURANCE CARRIERS--0.20%
                   Allstate Corp Bond
    250,000         5.350%, 06/01/33 ...................    A1          244,240
                   International Lease Finance Corp Note
    500,000         6.375%, 03/15/09 ...................    A1          565,008
                                                                   ------------
                   TOTAL INSURANCE CARRIERS                             809,248
                                                                   ------------
   METAL MINING--0.06%
                   Placer Dome, Inc Note
    250,000         6.375%, 03/01/33 ...................  Baa2          264,192
                                                                   ------------
                   TOTAL METAL MINING                                   264,192
                                                                   ------------
   MISCELLANEOUS RETAIL--0.06%
                   Toys R US, Inc Note
    250,000         7.875%, 04/15/13 ...................  Baa3          268,929
                                                                   ------------
                   TOTAL MISCELLANEOUS RETAIL                           268,929
                                                                   ------------
   MOTION PICTURES--0.25%
                   Liberty Media Corp Note
    500,000         5.700%, 05/15/13 ...................  Baa3          508,261
                   Walt Disney Co Note
    500,000         5.500%, 12/29/06 ...................  Baa1          545,822
                                                                   ------------
                   TOTAL MOTION PICTURES                              1,054,083
                                                                   ------------
   NONDEPOSITORY INSTITUTIONS--2.03%
                   Bunge Ltd Finance Corp Note
    250,000         5.875%, 05/15/13 ...................  Baa3          257,914


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

76  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----
   NONDEPOSITORY INSTITUTIONS--(CONTINUED)
                   CIT Group, Inc (Sr Sub Note)
$   500,000         4.125%, 02/21/06 ...................    A2      $   520,645
                   Countrywide Home Loans, Inc
                    (Guarantee Note)
    250,000         5.625%, 07/15/09 ...................    A3          279,899
                   Ford Motor Credit Co Note
    250,000         6.875%, 02/01/06 ...................    A3          259,235
                   General Electric Capital Corp Note
  2,250,000         5.450%, 01/15/13 ...................   Aaa        2,439,965
                   Household Finance Corp (Sr Note)
  1,000,000         5.875%, 09/25/04 ...................    A1        1,053,595
    750,000         6.500%, 01/24/06 ...................    A1          831,591
    250,000         4.625%, 01/15/08 ...................    A1          266,647
    500,000         6.375%, 11/27/12 ...................    A1          570,058
    250,000         7.350%, 11/27/32 ...................    A1          307,905
                   HSBC Capital Funding LP/Jersey
                    Channel Islands (Guarantee Note)
    250,000         4.610%, 12/29/49 ...................    A2          245,469
                   MBNA America Bank Note
    250,000         5.375%, 01/15/08 ...................  Baa1          271,994
                   National Rural Utility Coop
                    Finance Note
    500,000         5.750%, 08/28/09 ...................    A2          556,353
                   Pemex Project Funding Master
                    Trust Note
    500,000         6.125%, 08/15/08 ...................  Baa1          533,750
                                                                   ------------
                   TOTAL NONDEPOSITORY INSTITUTIONS                   8,395,020
                                                                   ------------
   OIL AND GAS EXTRACTION--0.81%
                   Anadarko Petroleum Corp Note
    500,000         5.375%, 03/01/07 ...................  Baa1          546,871
                   Burlington Resource (Guarantee Note)
    500,000         6.400%, 08/15/11 ...................  Baa1          579,548
                   Equitable Resources, Inc Note
    250,000         5.150%, 11/15/12 ...................    A2          265,676
    250,000         5.150%, 03/01/18 ...................    A2          261,043
                   Ocean Energy, Inc (Guarantee Note)
    750,000         4.375%, 10/01/07 ...................  Baa3          794,741
                   Pemex Project Funding Master Trust
                    (Guarantee Note)
    500,000         8.500%, 02/15/08 ...................  Baa1          585,000
    250,000         9.125%, 10/13/10 ...................  Baa1          302,500
                                                                   ------------
                   TOTAL OIL AND GAS EXTRACTION                       3,335,379
                                                                   ------------
   OTHER MORTGAGE BACKED SECURITIES--1.88%
                   Banc of America Commercial
                    Mortgage, Inc
  3,000,000         5.118%, 07/11/43 ...................              3,236,973
                   Greenwich Capital Commercial
                    Funding Corp
  1,000,000         4.111%, 07/05/12 ...................                996,875
                   JP Morgan Chase Commercial
                    Mortgage Corp Corp Series
                    2001-Cib3 (Class A2)
  2,200,000         6.044%, 11/15/35 ...................   AAA        2,480,487
                   Wachovia Bank Commercial
                    Mortgage Trust
  1,000,000         4.867%, 02/15/35 ...................              1,054,889
                                                                   ------------
                   TOTAL OTHER MORTGAGE BACKED
                    SECURITIES                                        7,769,224
                                                                   ------------
   PAPER AND ALLIED PRODUCTS--0.83%
                   Abitibi-Consolidated, Inc Deb
    250,000         8.850%, 08/01/30 ...................   Ba1          265,635
                   International Paper Co Note
    250,000         3.800%, 04/01/08 ...................  Baa2          255,189
    500,000         5.850%, 10/30/12 ...................  Baa2          544,944
                   Kimberly-Clark Corp Note
  2,000,000         7.100%, 08/01/07 ...................   Aa2        2,353,015
                                                                   ------------
                   TOTAL PAPER AND ALLIED PRODUCTS                    3,418,783
                                                                   ------------
   PETROLEUM AND COAL PRODUCTS--0.94%
                   Amerada Hess Corp Note
    250,000         7.300%, 08/15/31 ...................  Baa3          289,930
                   Chevrontexaco Corp Note
  1,000,000         6.625%, 10/01/04 ...................   Aa2        1,065,654
                   Conoco Funding Co (Guarantee Note)
  1,000,000         6.350%, 10/15/11 ...................    A3        1,168,076
                   Enterprise Products Partners LP Note
    250,000         6.875%, 03/01/33 ...................  Baa2          283,148
                   Petronas Capital Ltd (Guarantee Note)
    250,000         7.875%, 05/22/22 ...................  Baa1          296,559
                   Valero Energy Corp Note
    500,000         6.125%, 04/15/07 ...................  Baa3          547,597
    250,000         4.750%, 06/15/13 ...................  Baa3          244,412
                                                                   ------------
                   TOTAL PETROLEUM AND COAL PRODUCTS                  3,895,376
                                                                   ------------
   PIPELINES, EXCEPT NATURAL GAS--0.20%
                   Kinder Morgan Energy Partners LP
                    (Sr Note)
    500,000         7.300%, 08/15/33 ...................  Baa1          596,884
                   TransCanada Pipelines Ltd Note
    250,000         4.000%, 06/15/13 ...................    A2          243,778
                                                                   ------------
                   TOTAL PIPELINES, EXCEPT NATURAL GAS                  840,662
                                                                   ------------
   PRIMARY METAL INDUSTRIES--0.14%
                   Alcoa, Inc Note
    500,000         6.500%, 06/01/11 ...................    A2          581,200
                                                                   ------------
                   TOTAL PRIMARY METAL INDUSTRIES                       581,200
                                                                   ------------
   PRINTING AND PUBLISHING--0.51%
                   News America Holdings Deb
  1,000,000         8.250%, 08/10/18 ...................  Baa3        1,294,370
                   Scholastic Corp
    500,000         0.050%, 04/15/13 ...................                513,190
                   Viacom, Inc (Guarantee Note)
    250,000         6.625%, 05/15/11 ...................    A3          294,886
                                                                   ------------
                   TOTAL PRINTING AND PUBLISHING                      2,102,446
                                                                   ------------
   RAILROAD TRANSPORTATION--0.54%
                   Burlington Northern and Santa Fe
                    Railway Co Note
    500,000         4.300%, 07/01/13 ...................  Baa2          491,968
                   Norfolk Southern Corp Note
  1,000,000         7.350%, 05/15/07 ...................  Baa1        1,164,910
                   Union Pacific Corp Note
    500,000         6.650%, 01/15/11 ...................  Baa3          580,259
                                                                   ------------
                   TOTAL RAILROAD TRANSPORTATION                      2,237,137
                                                                   ------------
   RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.33%
                   Newell Rubbermaid, Inc Note
  1,000,000         6.000%, 03/15/07 ...................  Baa1        1,100,621
                   Sealed Air Corp (Sr Note)
    250,000         5.375%, 04/15/08 ...................  Baa3          262,372
                                                                   ------------
                   TOTAL RUBBER AND MISCELLANEOUS
                    PLASTIC PRODUCTS                                  1,362,993
                                                                   ------------
   SECURITY AND COMMODITY BROKERS--1.04%
                   Bear Stearns Cos, Inc Note
    250,000         5.700%, 11/15/14 ...................    A2          275,797
                   Franklin Resources, Inc Note
    500,000         3.700%, 04/15/08 ...................    A2          512,722
                   Goldman Sachs Group, Inc Note
    500,000         4.125%, 01/15/08 ...................   Aa3          524,936
    250,000         5.250%, 04/01/13 ...................   Aa3          266,512
    250,000         6.125%, 02/15/33 ...................   Aa3          268,323
                   Lehman Brothers Holdings, Inc Note
    500,000         4.000%, 01/22/08 ...................    A2          522,603
    500,000         6.625%, 01/18/12 ...................    A2          584,026


                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  77

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+        VALUE
  ---------                                             --------        -----

   SECURITY AND COMMODITY BROKERS--(CONTINUED)
                   Morgan Stanley Note
$   500,000         3.625%, 04/01/08 ...................   Aa3     $    511,685
    500,000         6.600%, 04/01/12 ...................   Aa3          581,961
    250,000         5.300%, 03/01/13 ...................   Aa3          265,756
                                                                   ------------
                   TOTAL SECURITY AND COMMODITY BROKERS               4,314,321
                                                                   ------------
   TOBACCO PRODUCTS--0.06%
                   RJ Reynolds Tobacco Holdings, Inc
                    (Guarantee Note)
    250,000         6.500%, 06/01/07 ...................   Ba1          245,154
                                                                   ------------
                   TOTAL TOBACCO PRODUCTS                               245,154
                                                                   ------------
   TRANSPORTATION EQUIPMENT--1.24%
                   Boeing Co Note
    250,000         6.125%, 02/15/33 ...................    A2          261,048
                   DaimlerChrysler NA Holding Corp
                    (Guarantee Note)
    500,000         8.500%, 01/18/31 ...................    A3          583,183
                   Ford Motor Co Deb
  1,250,000         6.625%, 10/01/28 ...................  Baa1        1,043,100
                   General Dynamics Corp Note
    250,000         4.250%, 05/15/13 ...................    A2          251,191
                   General Motors Corp Bond
  1,000,000         6.750%, 05/01/28 ...................  Baa1          836,617
                   Lockheed Martin Corp Bond
    500,000         8.500%, 12/01/29 ...................  Baa2          680,128
                   Northrop Grumman Corp
                    (Guarantee Note)
    250,000         7.750%, 02/15/31 ...................  Baa3          320,266
                   United Technologies Corp Note
  1,000,000         6.350%, 03/01/11 ...................    A2        1,155,329
                                                                   ------------
                   TOTAL TRANSPORTATION EQUIPMENT                     5,130,862
                                                                   ------------
   WHOLESALE TRADE-DURABLE GOODS--0.06%
                   Johnson & Johnson Deb
    250,000         3.800%, 05/15/13 ...................   Aaa          248,400
                                                                   ------------
                   TOTAL WHOLESALE TRADE-DURABLE GOODS                  248,400
                                                                   ------------
   WHOLESALE TRADE-NONDURABLE GOODS--0.06%
                   Cardinal Health, Inc Deb
    250,000         4.000%, 06/15/15 ...................    A2          239,432
                                                                   ------------
                   TOTAL WHOLESALE TRADE-NONDURABLE GOODS               239,432
                                                                   ------------
                   TOTAL CORPORATE BONDS
                     (COST $110,050,502)                            120,026,421
                                                                   ------------

 GOVERNMENT BONDS--67.60%
  AGENCY SECURITIES--20.49%
                   Federal Farm Credit Bank (FFCB)
 10,000,000         2.250%, 09/01/06 ...................   Aaa       10,087,301
                   Federal Home Loan Mortgage Corp
                    (FHLMC)
 23,000,000         1.875%, 01/15/05 ...................   Aaa       23,206,402
  3,000,000         3.670%, 02/12/08 ...................   Aaa        3,042,231
  2,000,000         3.500%, 05/21/08 ...................   Aaa        2,017,418
  1,250,000         6.750%, 03/15/31 ...................   Aaa        1,556,255
                   Federal National Mortgage
                    Association (FNMA)
 25,000,000       d 2.250%, 05/15/06 ...................   Aaa       25,334,250
 16,000,000         4.375%, 10/15/06 ...................   Aaa       17,222,401
  2,000,000         6.250%, 02/01/11 ...................   Aa2        2,312,540
                                                                   ------------
                   TOTAL AGENCY SECURITIES                           84,778,798
                                                                   ------------
  FOREIGN GOVERNMENT BONDS--1.40%
                   Brazilian Government
                    International Note
    250,000         10.250%, 06/17/13 ..................    B2          238,750
                   Canada Government Bond
  1,000,000         6.750%, 08/28/06 ...................   Aaa        1,149,482
                   Chile Government International Bond
    250,000         5.500%, 01/15/13 ...................  Baa1          263,100
                   Corp Andina de Fomento CAF Note
    250,000         5.200%, 05/21/13 ...................    A2          253,264
                   El Salvador Government
                    International Note
    250,000         8.500%, 07/25/11 ...................  Baa3          268,125
                   Mexico Government International Note
  1,000,000         8.125%, 12/30/19 ...................  Baa2        1,157,500
                   Province of Ontario, Canada Note
    500,000         5.125%, 07/17/12 ...................   Aa2          553,999
                   Province of Quebec Deb
    500,000         7.000%, 01/30/07 ...................    A2          581,924
  1,000,000         7.500%, 09/15/29 ...................    A1        1,333,338
                                                                   ------------
                   TOTAL FOREIGN GOVERNMENT BONDS                     5,799,482
                                                                   ------------
  MORTGAGE BACKED SECURITIES--29.00%
                   Federal Home Loan Mortgage Corp Gold (FGLMC)
    283,948         7.000%, 09/01/10 .............................      301,934
    584,253         6.500%, 12/01/16 .............................      613,666
  1,992,653         5.000%, 05/01/18 .............................    2,059,885
    996,320         5.000%, 05/01/18 .............................    1,029,936
  5,473,148         5.000%, 05/01/18 .............................    5,657,813
    572,564         7.000%, 10/01/20 .............................      604,233
  1,765,460       d 6.500%, 01/01/29 .............................    1,839,597
    167,352         8.000%, 01/01/31 .............................      179,385
    883,903         7.000%, 12/01/31 .............................      926,673
  3,360,455       d 7.000%, 07/01/32 .............................    3,523,115
  8,697,944         6.500%, 08/01/32 .............................    9,051,499
  2,828,399       d 6.000%, 05/01/33 .............................    2,932,586
  3,000,000       h 5.500%, 06/01/33 .............................    3,099,198
  2,000,000       h 5.500%, 07/15/33 .............................    2,063,124
                   Federal National Mortgage Association (FNMA)
    499,043         6.000%, 12/01/08 .............................      524,039
  1,551,757         6.500%, 10/01/16 .............................    1,637,009
    669,631         6.500%, 11/01/16 .............................      706,421
  1,129,976         6.000%, 11/01/17 .............................    1,179,415
  1,021,056         6.000%, 01/01/18 .............................    1,065,729
    963,672         6.000%, 02/01/18 .............................    1,005,833
    944,126         6.500%, 02/01/18 .............................      996,054
  1,900,922         5.500%, 03/01/18 .............................    1,974,663
  2,916,059         5.500%, 03/01/18 .............................    3,029,179
  2,816,461         5.500%, 04/01/18 .............................    2,925,718
  5,775,270       d 5.500%, 04/01/18 .............................    5,999,304
  4,959,943         5.000%, 06/01/18 .............................    5,129,717
  2,000,000       h 5.000%, 06/01/18 .............................    2,068,458
  2,000,000         5.000%, 06/01/18 .............................    2,067,480
    989,364         6.000%, 01/01/19 .............................    1,032,798
    365,364         8.000%, 03/01/23 .............................      398,032
 16,000,000       h 6.000%, 11/01/25 .............................   16,615,008
    118,345         9.000%, 11/01/25 .............................      131,103
    112,194         9.000%, 10/01/26 .............................      123,701
    157,213         7.500%, 01/01/29 .............................      167,772
  3,318,908       d 7.000%, 07/01/32 .............................    3,495,133
  1,745,258         6.500%, 10/01/32 .............................    1,820,012
 10,687,434       d 6.500%, 03/01/33 .............................   11,144,995
                   Government National Mortgage Association (GNMA)
    278,772         6.500%, 09/15/23 .............................      294,504
    329,341         7.500%, 11/15/23 .............................      352,580
    119,521         7.500%, 08/15/28 .............................      127,122
    726,109         6.500%, 10/15/28 .............................      763,579
    657,906         6.500%, 12/15/28 .............................      691,857
    808,424         6.500%, 03/15/29 .............................      849,923
    678,489         8.500%, 10/20/30 .............................      726,116


------------------------------------------------------
+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

78  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

      Statement of Investments (Unaudited) - BOND PLUS FUND - June 30, 2003
--------------------------------------------------------------------------------

PRINCIPAL/SHARES                                                        VALUE
----------------                                                        -----
  MORTGAGE BACKED SECURITIES--(CONTINUED)
$   165,857         7.000%, 06/20/31 ............................. $    174,448
  3,806,554         6.500%, 03/15/33 .............................    3,996,882
  2,986,790         6.000%, 05/15/33 .............................    3,132,396
  2,489,479         6.000%, 05/20/33 .............................    2,595,282
  3,000,000       h 5.500%, 07/15/33 .............................    3,122,814
  4,000,000       h 5.000%, 08/15/33 .............................    4,080,000
                                                                   ------------
                   TOTAL MORTGAGE BACKED SECURITIES                 120,027,720
                                                                   ------------
U.S. TREASURY SECURITIES--16.71%
                   U.S. Treasury Bond
 13,750,000         11.750%, 02/15/10 ............................   16,041,314
  8,500,000         7.250%, 05/15/16 .............................   11,304,337
  1,200,000       h 5.250%, 11/15/28 .............................    1,306,875
  3,000,000         6.250%, 05/15/30 .............................    3,734,756
    750,000         5.375%, 02/15/31 .............................      844,541
                   U.S. Treasury Note
  2,320,360         3.375%, 01/15/07 .............................    2,548,045
  3,000,000         2.625%, 05/15/08 .............................    3,027,423
    450,000         5.500%, 05/15/09 .............................      518,351
  2,185,060         4.250%, 01/15/10 .............................    2,571,542
    335,000         4.375%, 08/15/12 .............................      359,164
  2,260,000         3.625%, 05/15/13 .............................    2,277,655
                   U.S. Treasury Inflation Indexed Bond
  1,584,180         3.500%, 01/15/11 .............................    1,799,282
 15,750,000         8.000%, 11/15/21 .............................   22,817,198
                                                                   ------------
                   TOTAL U.S. TREASURY SECURITIES                    69,150,483
                                                                   ------------
                   TOTAL GOVERNMENT BONDS
                     (COST $277,187,472)                            279,756,483
                                                                   ------------
                   TOTAL BONDS
                     (COST $387,237,974)                            399,782,904
                                                                   ------------
 TIAA-CREF MUTUAL FUND--0.70%
    320,003        TIAA-CREF High-Yield Bond Fund ................    2,880,026
                                                                   ------------
                   TOTAL TIAA-CREF MUTUALFUND
                     (COST $3,019,388)                                2,880,026
                                                                   ------------

  PRINCIPAL
  ---------
 SHORT TERM INVESTMENTS--8.78%
  COMMERCIAL PAPER--5.90%
                   CC (USA), Inc
$ 3,865,000       c 1.220%, 09/04/03 .............................    3,857,631
                   Corporate Asset Funding Corp, Inc
  5,000,000       c 1.130%, 07/01/03 .............................    4,999,850
                   Delaware Funding Corp
  5,000,000       c 1.300%, 07/01/03 .............................    4,999,850
                   Links Finance LLC
  1,000,000       c 1.240%, 07/30/03 .............................      999,133
                   Merck & Co Inc
  5,000,000         1.070%, 07/10/03 .............................    4,998,542
                   UBS Finance, Inc
  4,580,000         1.310%, 07/01/03 .............................    4,579,863
                                                                   ------------
                   TOTAL COMMERCIAL PAPER                            24,434,869
                                                                   ------------
  U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--2.88%
                   Federal Home Loan Bank (FHLB)
 11,100,000         0.910%, 07/09/03 .............................   11,097,336
                                                                   ------------
                   Federal National Mortgage
                    Association (FNMA)
    805,000         1.250%, 07/02/03 .............................      804,958
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND
                   AGENCIES DISCOUNT NOTES                           11,902,294
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENTS
                     (COST $36,315,160)                              36,337,163
                                                                   ------------
                   TOTAL PORTFOLIO--106.08%
                     (COST $426,572,522)                            439,000,093
                   OTHER ASSETS & LIABILITIES--(6.08)%              (25,171,678)
                                                                   ------------
                   NET ASSETS--100.00%                             $413,828,415
                                                                   =============


----------
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

d All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

h  These securities were purchased on a delayed delivery basis.

   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.


                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  79

     Statement of Investments (Unaudited) - MONEY MARKET FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
SHORT TERM INVESTMENTS--99.95%
 CERTIFICATES OF DEPOSIT--4.71%
                   Barclays Bank plc
$ 8,410,000         1.220%, 07/28/03 ............................. $  8,410,063
                   Canadian Imperial Bank Of Commerce
  3,700,000         1.340%, 04/23/04 .............................    3,700,000
                   Societe Generale North America, Inc
  2,000,000         1.250%, 07/17/03 .............................    1,998,901
                   Toronto Dominion Bank
  1,000,000         1.350%, 04/15/04 .............................    1,000,000
                   Wells Fargo
 10,000,000         1.030%, 08/29/03 .............................   10,000,000
                   Westdeutsche Landesbank
  6,100,000         1.260%, 10/14/03 .............................    6,100,000
                                                                   ------------
                   TOTAL CERTIFICATES OF DEPOSIT                     31,208,964
                                                                   ------------
 COMMERCIAL PAPER--80.40%
                   ABN Amro North America Finance, Inc
 10,000,000         1.030%, 07/16/03 .............................    9,995,708
                   American Express Credit Corp
  1,975,000         1.220%, 07/11/03 .............................    1,974,325
                   American Honda Finance Corp
  2,795,000         0.950%, 08/11/03 .............................    2,791,976
  9,190,000         1.010%, 08/15/03 .............................    9,178,398
  3,432,000         0.940%, 08/28/03 .............................    3,426,802
                   Asset Securitization Coop Corp
  2,250,000       c 1.220%, 07/08/03 .............................    2,249,466
  6,000,000       c 1.230%, 07/11/03 .............................    5,997,950
 10,000,000       c 1.240%, 07/17/03 .............................    9,994,489
  5,000,000       c 1.170%, 07/23/03 .............................    4,996,425
                   Bank Of Nova Scotia
  4,030,000         1.230%, 07/18/03 .............................    4,027,659
  9,500,000         1.220%, 07/21/03 .............................    9,493,561
                   Barclays U.S. Funding Corp
  4,300,000         1.010%, 08/01/03 .............................    4,296,243
  5,760,000         0.920%, 08/22/03 .............................    5,752,346
                   Beta Finance, Inc
  3,100,000       c 1.260%, 07/07/03 .............................    3,099,349
  4,000,000       c 1.230%, 07/08/03 .............................    3,999,043
  1,000,000       c 1.260%, 07/14/03 .............................      999,545
  9,000,000       c 1.240%, 09/15/03 .............................    8,978,280
                   BMW Us Capital Corp
  6,305,000         1.170%, 08/11/03 .............................    6,296,455
  2,510,000         1.070%, 09/15/03 .............................    2,504,330
                   Canadian Wheat Board (The)
  4,000,000         1.250%, 07/07/03 .............................    3,999,167
  5,740,000         1.250%, 07/15/03 .............................    5,737,210
  2,520,000         1.260%, 07/22/03 .............................    2,518,148
  2,000,000         1.250%, 08/27/03 .............................    1,996,042
                  CC (USA), Inc
  5,000,000       c 1.260%, 07/10/03 .............................    4,998,425
  3,000,000       c 1.230%, 07/21/03 .............................    2,997,917
  3,985,000       c 1.230%, 08/14/03 .............................    3,979,009
  3,700,000       c 1.230%, 08/21/03 .............................    3,693,553
  2,000,000       c 1.220%, 09/04/03 .............................    1,995,594
                   Ciesco LP
  4,700,000         1.240%, 07/11/03 .............................    4,698,381
  3,000,000         1.230%, 07/14/03 .............................    2,998,668
  5,890,000         1.000%, 08/04/03 .............................    5,884,437
  5,000,000         1.050%, 08/14/03 .............................    4,993,583
                   Citicorp
  4,000,000         1.210%, 07/11/03 .............................    3,998,656
                   Corporate Asset Funding Corp, Inc
  2,000,000       c 1.220%, 07/10/03 .............................    1,999,390
 10,000,000       c 1.000%, 07/30/03 .............................    9,992,267
  5,870,000       c 1.240%, 07/23/03 .............................    5,865,552
  3,410,000       c 1.060%, 08/12/03 .............................    3,405,783
                   Delaware Funding Corp
  5,000,000       c 1.230%, 07/03/03 .............................    4,999,658
  3,595,000       c 1.250%, 07/07/03 .............................    3,594,251
  5,000,000       c 1.240%, 07/09/03 .............................    4,998,622
  3,070,000       c 1.100%, 07/16/03 .............................    3,068,593
  8,000,000       c 1.040%, 08/18/03 .............................    7,988,907
                   Dorada Finance, Inc
  8,500,000       c 1.250%, 07/29/03 .............................    8,491,736
                   Du Pont Ei de Nemours & Co
  5,000,000         1.000%, 07/21/03 .............................    4,997,222
                   Edison Asset Securitization, Llc
  4,995,000       c 1.230%, 08/11/03 .............................    4,988,003
 10,000,000       c 0.940%, 08/20/03 .............................    9,986,944
  9,760,000       c 1.000%, 08/22/03 .............................    9,745,902
                   Fcar Owner Trust
  9,705,000         1.230%, 07/24/03 .............................    9,697,373
  2,200,000         1.110%, 08/15/03 .............................    2,196,948
 13,000,000         0.940%, 10/21/03 .............................   12,961,982
                   Fortune Brands
  4,996,000       c 1.200%, 07/15/03 .............................    4,993,669
 10,000,000       c 1.150%, 07/23/03 .............................    9,992,972
                   General Electric Capital Corp
  7,200,000         1.220%, 07/25/03 .............................    7,194,144
  2,745,000         1.270%, 08/05/03 .............................    2,741,611
  1,800,000         0.910%, 08/07/03 .............................    1,798,317
  2,600,000         1.020%, 08/11/03 .............................    2,597,305
  3,000,000         1.200%, 09/03/03 .............................    2,993,669
                   Govco, Inc
  6,000,000       c 1.235%, 07/02/03 .............................    5,999,794
  5,000,000       c 1.000%, 07/08/03 .............................    4,999,028
  3,500,000       c 0.910%, 08/04/03 .............................    3,496,992
 10,400,000       c 1.210%, 08/19/03 .............................   10,382,872
                   Greyhawk Funding Llc
 10,000,000       c 1.250%, 07/10/03 .............................    9,996,875
  3,608,000       c 1.160%, 07/17/03 .............................    3,606,201
  2,080,000       c 1.180%, 07/18/03 .............................    2,078,792
  5,000,000       c 1.020%, 07/31/03 .............................    4,995,750
                   Harley-Davidson Funding Corp
  4,250,000       c 0.950%, 07/14/03 .............................    4,248,542
                   Home Depot Funding Corp
 16,000,000       c 1.050%, 12/02/03 .............................   15,927,107
                   Kimberly-Clark Worldwide, Inc
 13,000,000       c 1.210%, 07/18/03 .............................   12,992,733
                   Links Finance LLC
  3,335,000       c 1.240%, 07/30/03 .............................    3,331,642
  5,175,000       c 1.240%, 08/01/03 .............................    5,169,474
  2,500,000       c 1.220%, 08/04/03 .............................    2,497,119
  5,000,000       c 1.110%, 09/08/03 .............................    4,989,363
  5,000,000       c 1.200%, 09/15/03 .............................    4,987,333
  3,545,000       c 1.210%, 09/03/03 .............................    3,537,374
                   Moriarty Llc
  5,000,000       c 1.250%, 07/01/03 .............................    5,000,000
                   Paccar Financial Corp
  3,410,000         1.150%, 02/03/04 .............................    3,386,362
                   Park Avenue Receivables Corp
  6,810,000       c 1.240%, 07/08/03 .............................    6,808,358
  5,000,000       c 1.110%, 07/11/03 .............................    4,998,292
    625,000       c 1.060%, 07/24/03 .............................      624,577
                   Pfizer, Inc
  5,750,000       c 1.210%, 07/14/03 .............................    5,747,547
  3,130,000       c 1.140%, 07/28/03 .............................    3,127,324
  6,695,000       c 1.000%, 08/15/03 .............................    6,686,631


                        SEE NOTES TO FINANCIAL STATEMENTS

80  TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

     Statement of Investments (Unaudited) - MONEY MARKET FUND - June 30, 2003
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
 COMMERCIAL PAPER--(CONTINUED)
                   Preferred Receivables Funding Corp
$ 5,000,000       c 1.150%, 07/14/03 ............................. $  4,997,924
  5,000,000       c 1.050%, 07/21/03 .............................    4,997,083
  4,000,000       c 1.050%, 07/22/03 .............................    3,997,550
                   Private Export Funding Corp
  8,135,000       c 1.220%, 07/15/03 .............................    8,131,140
  7,640,000       c 1.160%, 10/01/03 .............................    7,617,352
  1,545,000       c 1.140%, 11/19/03 .............................    1,538,102
                   Royal Bank Of Scotland plc
  4,410,000         1.200%, 07/08/03 .............................    4,408,971
 11,000,000         1.210%, 07/09/03 .............................   10,997,042
  3,300,000         0.950%, 08/06/03 .............................    3,295,962
                   Sigma Finance, Inc
  6,000,000       c 1.000%, 08/27/03 .............................    5,990,500
  4,110,000       c 1.160%, 09/02/03 .............................    4,102,448
  4,000,000       c 0.940%, 09/08/03 .............................    3,992,793
                   Societe Generale North America, Inc
  1,600,000         1.205%, 07/01/03 .............................    1,600,000
  1,325,000         1.215%, 07/09/03 .............................    1,324,642
  3,000,000         1.140%, 08/04/03 .............................    2,996,770
  5,000,000         1.035%, 08/12/03 .............................    4,993,963
  2,000,000         0.935%, 09/24/03 .............................    1,995,585
                   UBS Finance, (Delaware) Inc
  2,380,000         1.010%, 07/21/03 .............................    2,378,665
  6,135,000         1.020%, 08/25/03 .............................    6,125,440
  7,325,000         1.040%, 09/24/03 .............................    7,307,013
                   Westdeutsche Landesbank
  4,045,000         1.200%, 09/03/03 .............................    4,036,371
                                                                   ------------
                   TOTAL COMMERCIAL PAPER                           532,273,358
                                                                   ------------
 U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--11.08%
                   Federal Farm Credit Bank (FFCB)
  1,145,000         1.270%, 09/26/03 .............................    1,141,486
    332,000         1.170%, 10/28/03 .............................      330,716
    500,000         0.900%, 01/06/04 .............................      497,638
  1,735,000         0.900%, 02/13/04 .............................    1,724,366
                   Federal Home Loan Bank (FHLB)
  3,276,000         1.130%, 07/16/03 .............................    3,274,430
    250,000         1.300%, 01/09/04 .............................      248,272
    600,000         0.900%, 02/09/04 .............................      596,655
    842,000         0.930%, 04/26/04 .............................      835,475
                   Federal Home Loan Mortgage Corp (FHLMC)
    790,000         1.350%, 08/14/03 .............................      788,291
  4,000,000         1.035%, 09/11/03 .............................    3,991,720
  1,025,000         1.280%, 09/17/03 .............................    1,022,157
  2,680,000         1.010%, 10/09/03 .............................    2,670,322
 10,000,000         1.750%, 10/15/03 .............................    9,948,472
    250,000         1.200%, 12/31/03 .............................      248,488
  4,112,000         1.240%, 01/09/04 .............................    4,084,900
    515,000         1.240%, 02/26/04 .............................      511,395
  5,478,000         1.235%, 03/25/04 .............................    5,427,636
 10,250,000         1.285%, 04/22/04 .............................   10,142,262
                   Federal National Mortgage Association (FNMA)
     50,000         1.250%, 07/02/03 .............................       49,998
  3,395,000         0.960%, 07/25/03 .............................    3,391,005
 14,000,000         1.000%, 09/03/03 .............................   13,973,493
  3,495,000         1.140%, 12/12/03 .............................    3,480,989
  1,313,000         1.180%, 12/23/03 .............................    1,305,468
     70,000         1.210%, 01/09/04 .............................       69,548
  3,600,000         0.970%, 04/02/04 .............................    3,573,420
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND AGENCIES
                    DISCOUNT NOTES                                   73,328,602
                                                                   ------------
 VARIABLE NOTES--3.76%
                   American Express Credit Corp
  4,900,000         1.416%, 12/17/03 .............................    4,901,463
                   CC (USA), Inc
  5,000,000         1.235%, 10/10/03 .............................    5,001,031
                   Paccar Financial Corp
  5,000,000         1.138%, 12/22/03 .............................    5,002,581
                   Sigma Finance, Inc
 10,000,000         1.340%, 02/25/04 .............................   10,000,000
                                                                   ------------
                   TOTAL VARIABLE NOTES                              24,905,075
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENTS
                     (COST $661,715,999)                            661,715,999
                                                                   ------------
                   TOTAL PORTFOLIO--99.95%
                     (COST $661,715,999)                            661,715,999

                   OTHER ASSETS & LIABILITIES, NET--0.05%               347,262
                                                                   ------------
                   NET ASSETS--100.00%                             $662,063,261
                                                                   ============

----------
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

   Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                        SEE NOTES TO FINANCIAL STATEMENTS

                              2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds  81

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
June 30, 2003

                                                      INTERNATIONAL        GROWTH          GROWTH &         EQUITY
                                                         EQUITY            EQUITY           INCOME           INDEX
                                                          FUND              FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------

ASSETS
  Portfolio investments, at cost                     $ 251,926,313    $ 549,354,718    $ 479,649,906    $ 297,553,612
  Net unrealized appreciation (depreciation)
    of portfolio investments                            (8,041,007)     (56,561,805)       2,157,980      (17,103,168)
---------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                      243,885,306      492,792,913      481,807,886      280,450,444
  Cash                                                   2,119,420            9,638        1,207,310          196,552
  Receivable from securities transactions               12,770,799       20,190,179               --        1,676,359
  Receivable for Fund shares sold                           87,686          161,630          538,500          340,649
  Dividends and interest receivable                        893,369          404,491          505,942          321,152
---------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                       259,756,580      513,558,851      484,059,638      282,985,156
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Accrued management fee                                   106,857          191,485          183,971           61,020
  Payable for securities transactions                   14,204,362       20,599,969               --        3,098,913
  Payable for Fund shares redeemed                         889,620        1,648,988          682,813          192,791
  Income distribution payable                                   --               --        1,410,058               --
---------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                   15,200,839       22,440,442        2,276,842        3,352,724
---------------------------------------------------------------------------------------------------------------------

NET ASSETS                                           $ 244,555,741    $ 491,118,409    $ 481,782,796    $ 279,632,432
=====================================================================================================================

NET ASSETS CONSIST OF:

  Paid in capital                                    $ 364,900,302    $ 903,304,647    $ 670,094,391    $ 299,014,228
  Accumulated undistributed
    net investment income                                3,358,054        2,053,196          395,699        1,541,085
  Accumulated undistributed net realized
    gain (loss) on total investments                  (115,641,638)    (357,677,629)    (190,860,922)      (3,819,713)
  Accumulated net unrealized appreciation
    (depreciation) on total investments                 (8,060,977)     (56,561,805)       2,153,628      (17,103,168)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $ 244,555,741    $ 491,118,409    $ 481,782,796    $ 279,632,432
=====================================================================================================================
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)      33,509,316       63,785,620       48,554,788       39,892,662
NET ASSET VALUE PER SHARE                                    $7.30            $7.70            $9.92            $7.01
=====================================================================================================================




                                               See notes to financial statements


82    TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

                                                                                  STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------------
                                                                                                           (Unaudited)


SOCIAL CHOICE         MANAGED         HIGH-YIELD        SHORT-TERM       TAX-EXEMPT         BOND            MONEY
   EQUITY           ALLOCATION           BOND              BOND             BOND            PLUS            MARKET
    FUND               FUND              FUND              FUND             FUND            FUND             FUND
----------------------------------------------------------------------------------------------------------------------


$  93,081,927     $ 362,804,998     $ 124,304,938     $ 178,258,291    $ 164,137,944    $ 426,572,522    $ 661,715,999

  (12,846,070)      (38,290,973)        5,576,602         4,994,209        6,453,034       12,427,571               --
----------------------------------------------------------------------------------------------------------------------
   80,235,857       324,514,025       129,881,540       183,252,500      170,590,978      439,000,093      661,715,999
      347,213         1,288,972         1,151,408            64,831          118,720        1,530,707            4,168
    2,098,434         3,250,000           815,463         9,887,938       26,609,057       30,210,041               --
       40,911           243,965           936,555           664,787          148,064        3,568,560        3,526,943
       83,212            13,188         2,789,638         2,374,675        1,912,734        3,866,542           72,272
----------------------------------------------------------------------------------------------------------------------
   82,805,627       329,310,150       135,574,604       196,244,731      199,379,553      478,175,943      665,319,382
----------------------------------------------------------------------------------------------------------------------

       18,846                --            48,777            63,422           59,191          165,580          160,844
    2,072,904         3,250,000           500,000         9,894,000       30,652,812       62,503,101               --
        2,181           109,658           127,154           118,336          567,652          367,340        2,551,170
           --         1,267,178           943,532           438,685          507,299        1,311,507          544,107
----------------------------------------------------------------------------------------------------------------------
    2,093,931         4,626,836         1,619,463        10,514,443       31,786,954       64,347,528        3,256,121
----------------------------------------------------------------------------------------------------------------------

$  80,711,696     $ 324,683,314     $ 133,955,141     $ 185,730,288    $ 167,592,599    $ 413,828,415    $ 662,063,261
======================================================================================================================



$  98,367,816     $ 388,275,375     $ 138,332,737     $ 178,525,278    $ 158,460,113    $ 390,280,396    $ 662,062,468

      532,868             2,357            60,905            22,051              856          187,185               --

   (5,342,918)      (25,303,445)      (10,015,103)        2,188,750        2,678,596       10,933,263              793

  (12,846,070)      (38,290,973)        5,576,602         4,994,209        6,453,034       12,427,571               --
----------------------------------------------------------------------------------------------------------------------
$  80,711,696     $ 324,683,314     $ 133,955,141     $ 185,730,288    $ 167,592,599    $ 413,828,415    $ 662,063,261
======================================================================================================================

   11,057,361        33,645,048        14,887,803        16,980,366       14,956,836       38,389,443      662,121,369
        $7.30             $9.65             $9.00            $10.94           $11.21           $10.78            $1.00
======================================================================================================================




See notes to financial statements


                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   83

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2003

                                                                INTERNATIONAL       GROWTH          GROWTH &          EQUITY
                                                                   EQUITY           EQUITY           INCOME            INDEX
                                                                    FUND             FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                      $      3,534     $    462,024     $    143,275     $     25,101
  Dividends                                                        4,196,810        2,353,109        3,993,541        1,731,742
  Foreign taxes withheld                                            (354,170)          (5,271)          (2,860)             (32)
-------------------------------------------------------------------------------------------------------------------------------
    Total income                                                   3,846,174        2,809,862        4,133,956        1,756,811
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES:

  Management fees                                                    538,180          986,954        1,053,418          260,429
  Trustee fees and expenses                                            5,108            3,031            6,339              851
  Interest                                                                --               --            9,062               --
  Other                                                                   --               --               --               --
-------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                                   543,288          989,985        1,068,819          261,280
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            3,302,886        1,819,877        3,065,137        1,495,531
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments                                        (16,255,963)     (20,289,987)      (7,932,549)        (216,080)
    Foreign currency transactions                                    (12,364)              --            5,120               --
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments                  (16,268,327)     (20,289,987)      (7,927,429)        (216,080)
-------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                         33,777,210       71,799,999       52,581,127       29,839,653
    Futures transactions                                                  --               --               --               --
    Translation of assets (other than portfolio investments)
      and liabilities denominated in foreign currencies               (9,854)              --           (7,750)              --
-------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments                           33,767,356       71,799,999       52,573,377       29,839,653
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    on total investments                                          17,499,029       51,510,012       44,645,948       29,623,573
-------------------------------------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                   $ 20,801,915     $ 53,329,889     $ 47,711,085     $ 31,119,104
===============================================================================================================================




                                               See notes to financial statements


84   TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

                                                                                      STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------
                                                                                                   (Unaudited)


 SOCIAL CHOICE      MANAGED        HIGH-YIELD      SHORT-TERM      TAX-EXEMPT          BOND          MONEY
    EQUITY        ALLOCATION          BOND            BOND            BOND             PLUS          MARKET
     FUND            FUND             FUND            FUND            FUND             FUND           FUND
--------------------------------------------------------------------------------------------------------------



$      9,221    $      1,632     $  5,337,518     $  2,891,819    $  3,265,486    $  8,053,255    $  4,522,643
     610,222       2,732,167           14,531               --              --         114,498              --
          --              --               --               --              --              --              --
--------------------------------------------------------------------------------------------------------------
     619,443       2,733,799        5,352,049        2,891,819       3,265,486       8,167,753       4,522,643
--------------------------------------------------------------------------------------------------------------



      95,728              --          201,955          246,609         236,178         580,937         983,898
         475              --              702              621             678           1,869           4,734
          --              --               --               --              --              --              --
          --              --               --               --              --           5,793              --
--------------------------------------------------------------------------------------------------------------
      96,203              --          202,657          247,230         236,856         588,599         988,632
--------------------------------------------------------------------------------------------------------------
     523,240       2,733,799        5,149,392        2,644,589       3,028,630       7,579,154       3,534,011
--------------------------------------------------------------------------------------------------------------




     105,986     (24,341,369)      (2,938,366)       2,064,611       2,477,551       9,055,621             397
          --              --               --               --              --              --              --
--------------------------------------------------------------------------------------------------------------
     105,986     (24,341,369)      (2,938,366)       2,064,611       2,477,551       9,055,621             397
--------------------------------------------------------------------------------------------------------------

   8,355,969      50,012,007       14,296,450          734,977       1,698,383         339,551              --
          --              --               --               --              --              --              --

          --              --               --               --              --              --              --
--------------------------------------------------------------------------------------------------------------

   8,355,969      50,012,007       14,296,450          734,977       1,698,383         339,551              --
--------------------------------------------------------------------------------------------------------------

   8,461,955      25,670,638       11,358,084        2,799,588       4,175,934       9,395,172             397
--------------------------------------------------------------------------------------------------------------


$  8,985,195    $ 28,404,437     $ 16,507,476     $  5,444,177    $  7,204,564    $ 16,974,326    $  3,534,408
==============================================================================================================




See notes to financial statements


                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   85

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2003

                                                           INTERNATIONAL         GROWTH           GROWTH &           EQUITY
                                                              EQUITY             EQUITY            INCOME             INDEX
                                                               FUND               FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase in net assets
    resulting from operations                              $  20,801,915     $  53,329,889     $  47,711,085     $  31,119,104
  Adjustments to reconcile net increase
    in net assets resulting from operations to net cash
    provided by (used in) operating activities:
    Purchases of long-term securities                       (187,510,884)      (86,409,300)     (384,635,451)     (112,803,710)
    Proceeds from sales of long-term securities              181,639,492        70,510,835       435,707,315         2,904,925
    Proceeds (purchases) of short-term investments--net         (322,492)       (2,761,192)        7,090,846           (89,903)
    Decrease (increase) in receivables                          (758,067)           28,537         1,319,709          (108,800)
    Increase (decrease) in payables                               12,141          (547,360)         (185,877)           27,318
    Net realized (gain) loss on total investments             16,268,327        20,289,987         7,927,429           216,080
    Unrealized (appreciation) depreciation on
      total investments                                      (33,767,356)      (71,799,999)      (52,573,377)      (29,839,653)
------------------------------------------------------------------------------------------------------------------------------
    Net cash provided by (used in) operating activities       (3,636,924)      (17,358,603)       62,361,679      (108,574,639)
------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

  Proceeds from Fund shares sold                              12,201,094        26,477,166        61,043,978        96,659,874
  Payments for Fund shares redeemed                          (10,588,156)      (15,678,596)      (25,313,128)       (8,069,689)
  Cash dividends paid                                            (34,661)           (1,231)          (74,368)               --
  Exchanges among the Funds--net                               4,149,195         6,570,902       (96,810,851)       19,902,972
  Proceeds from the financing
    of dollar roll transactions--net                                  --                --                --                --
------------------------------------------------------------------------------------------------------------------------------
    Net cash provided by (used in) financing activities        5,727,472        17,368,241       (61,154,369)      108,493,157
------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) in cash                                  2,090,548             9,638         1,207,310           (81,482)


CASH

  Beginning of year                                               28,872                --                --           278,034
------------------------------------------------------------------------------------------------------------------------------

  End of period                                            $   2,119,420     $       9,638     $   1,207,310     $     196,552
==============================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

  Non-cash financing activities not included above:
    Reinvestment of distributions                          $          --     $          --     $   1,301,555     $          --
  Cash paid for interest                                   $          --     $          --     $       9,062     $          --
==============================================================================================================================




                                               See notes to financial statements


86    TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

                                                                                                 STATEMENTS OF CASH FLOWS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              (Unaudited)


SOCIAL CHOICE         MANAGED          HIGH-YIELD       SHORT-TERM        TAX-EXEMPT           BOND             MONEY
   EQUITY           ALLOCATION            BOND             BOND              BOND              PLUS            MARKET
    FUND               FUND               FUND             FUND              FUND              FUND             FUND
-------------------------------------------------------------------------------------------------------------------------




$   8,985,195     $  28,404,437     $  16,507,476     $   5,444,177     $   7,204,564     $  16,974,326     $   3,534,408



   (5,286,912)     (121,896,632)      (62,663,113)     (305,660,239)     (227,739,760)     (575,844,689)               --
      869,605       113,369,548        39,278,546       265,386,335       199,685,679       482,142,894                --
      130,049        (2,704,638)        5,881,291            67,671         9,766,603       104,103,051        35,546,594
        9,489           (12,489)         (384,452)         (591,903)          (19,065)         (873,845)          (28,499)
        1,598          (136,895)            7,466             9,049             5,534           (16,481)          (15,947)
     (105,986)       24,341,369         2,938,366        (2,064,611)       (2,477,551)       (9,055,621)             (397)

   (8,355,969)      (50,012,007)      (14,296,450)         (734,977)       (1,698,383)         (339,551)               --
-------------------------------------------------------------------------------------------------------------------------
   (3,752,931)       (8,647,307)      (12,730,870)      (38,144,498)      (15,272,379)       17,090,084        39,036,159
-------------------------------------------------------------------------------------------------------------------------



    5,758,569        23,084,038        82,046,196        58,954,236        46,493,638        47,382,673       185,691,381
   (1,888,818)      (10,588,582)      (71,286,372)      (21,529,467)      (24,741,133)      (16,185,140)     (200,579,504)
           --           (77,822)       (1,285,347)         (596,857)         (597,250)         (452,334)          (80,948)
       87,422        (2,481,355)        4,188,714         1,175,089        (6,278,194)       (6,282,882)      (24,261,507)

           --                --                --                --                --       (40,177,990)               --
-------------------------------------------------------------------------------------------------------------------------
    3,957,173         9,936,279        13,663,191        38,003,001        14,877,061       (15,715,673)      (39,230,578)
-------------------------------------------------------------------------------------------------------------------------
      204,242         1,288,972           932,321          (141,497)         (395,318)        1,374,411          (194,419)




      142,971                --           219,087           206,328           514,038           156,296           198,587
-------------------------------------------------------------------------------------------------------------------------

$     347,213     $   1,288,972     $   1,151,408     $      64,831     $     118,720     $   1,530,707     $       4,168
=========================================================================================================================




$          --     $   1,389,840     $   2,851,495     $   1,609,795     $   1,923,225     $   5,799,014     $   3,784,333
$          --     $          --     $          --     $          --     $          --     $          --     $          --
=========================================================================================================================




See notes to financial statements


                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   87

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                INTERNATIONAL EQUITY FUND                 GROWTH EQUITY FUND
                                                            ----------------------------------   ----------------------------------
                                                             FOR THE SIX       FOR THE YEAR       FOR THE SIX       FOR THE YEAR
                                                            MONTHS ENDED           ENDED         MONTHS ENDED           ENDED
                                                            JUNE 30, 2003    DECEMBER 31, 2002   JUNE 30, 2003    DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                             (UNAUDITED)                          (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS:

  Net investment income                                      $   3,302,886     $   3,585,451     $   1,819,877     $   2,072,188
  Net realized gain (loss) on total investments                (16,268,327)      (24,168,866)      (20,289,987)     (148,869,863)
  Net change in unrealized appreciation
    (depreciation) on total investments                         33,767,356       (19,641,062)       71,799,999       (44,257,059)
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations                       20,801,915       (40,224,477)       53,329,889      (191,054,734)
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                            --        (3,829,301)               --        (2,672,947)
  In excess of net investment income                                    --                --                --                --
  From net realized gain on total investments                           --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                 --        (3,829,301)               --        (2,672,947)
--------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

  Subscriptions                                                 12,288,730       170,804,301        26,638,796        61,995,163
  Reinvestment of distributions                                         --         3,736,213                --         2,596,518
  Exchanges among the Funds, net                                 4,149,195        (5,299,813)        6,570,902       (44,528,455)
  Redemptions                                                  (11,477,776)     (165,884,852)      (17,327,584)      (57,598,320)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from shareholder transactions        4,960,149         3,355,849        15,882,114       (37,535,094)
--------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                       25,762,064       (40,697,929)       69,212,003      (231,262,775)

NET ASSETS

  Beginning of year                                            218,793,677       259,491,606       421,906,406       653,169,181
--------------------------------------------------------------------------------------------------------------------------------
  End of period                                              $ 244,555,741     $ 218,793,677     $ 491,118,409     $ 421,906,406
================================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding, beginning of year                         32,765,643        32,144,549        61,661,944        66,310,854
--------------------------------------------------------------------------------------------------------------------------------
  Shares sold                                                    1,842,117        23,019,278         3,734,700         7,542,300
  Shares issued in reinvestment of distributions                        --           569,545                --           380,721
  Shares exchanged among the Funds, net                            612,281          (702,773)          829,646        (5,240,048)
  Shares redeemed                                               (1,710,725)      (22,264,956)       (2,440,670)       (7,331,883)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in shares outstanding                  743,673           621,094         2,123,676        (4,648,910)
--------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                             33,509,316        32,765,643        63,785,620        61,661,944
================================================================================================================================




                                               See notes to financial statements


88   TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

                                                                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


       GROWTH & INCOME FUND               EQUITY INDEX FUND           SOCIAL CHOICE EQUITY FUND         MANAGED ALLOCATION FUND
--------------------------------  -------------------------------- -------------------------------- --------------------------------
 FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR     FOR THE SIX    FOR THE YEAR
 MONTHS ENDED       ENDED          MONTHS ENDED        ENDED        MONTHS ENDED        ENDED        MONTHS ENDED       ENDED
JUNE 30, 2003  DECEMBER 31, 2002  JUNE 30, 2003  DECEMBER 31, 2002 JUNE 30, 2003  DECEMBER 31, 2002 JUNE 30, 2003  DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                       (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)





$   3,065,137    $   5,495,983    $  1,495,531    $   1,861,184    $    523,240    $     936,728    $  2,733,799    $   8,107,744
   (7,927,429)     (79,119,214)       (216,080)      (2,030,410)        105,986       (4,506,541)    (24,341,369)       1,495,343

   52,573,377      (80,179,134)     29,839,653      (33,210,369)      8,355,969      (13,222,086)     50,012,007      (49,595,860)
---------------------------------------------------------------------------------------------------------------------------------
   47,711,085     (153,802,365)     31,119,104      (33,379,595)      8,985,195      (16,791,899)     28,404,437      (39,992,773)
---------------------------------------------------------------------------------------------------------------------------------



   (2,785,981)      (5,689,083)             --       (1,940,680)             --         (978,777)     (2,732,461)     (10,731,220)
           --               --              --               --              --               --              --               --
           --               --              --               --              --               --              --         (840,872)
---------------------------------------------------------------------------------------------------------------------------------
   (2,785,981)      (5,689,083)             --       (1,940,680)             --         (978,777)     (2,732,461)     (11,572,092)
---------------------------------------------------------------------------------------------------------------------------------



   61,519,846       79,008,711      97,000,523       53,760,318       5,799,480       24,098,833      23,328,003       45,718,988
    1,301,555        5,448,243              --        1,884,703              --          960,394       1,389,840       10,976,401
  (96,810,851)       5,729,631      19,902,972       30,895,671          87,422        1,129,310      (2,481,355)      (9,935,625)
  (25,995,941)     (71,484,138)     (8,262,480)      (9,034,175)     (1,890,999)      (6,480,060)    (10,698,240)     (26,966,109)
---------------------------------------------------------------------------------------------------------------------------------
  (59,985,391)      18,702,447     108,641,015       77,506,517       3,995,903       19,708,477      11,538,248       19,793,655
---------------------------------------------------------------------------------------------------------------------------------
  (15,060,287)    (140,789,001)    139,760,119       42,186,242      12,981,098        1,937,801      37,210,224      (31,771,210)



  496,843,083      637,632,084     139,872,313       97,686,071      67,730,598       65,792,797     287,473,090      319,244,300
---------------------------------------------------------------------------------------------------------------------------------
$ 481,782,796    $ 496,843,083    $279,632,432    $ 139,872,313    $ 80,711,696    $  67,730,598    $324,683,314    $ 287,473,090
=================================================================================================================================



   54,656,845       52,813,121      22,437,334       12,134,963      10,469,957        7,941,687      32,398,366       30,409,789
---------------------------------------------------------------------------------------------------------------------------------
    6,706,863        7,447,906      15,556,029        7,470,787         866,961        3,189,095       2,554,741        4,723,313
      149,256          570,511              --          303,495              --          149,130         159,227        1,205,814
  (10,113,357)         800,008       3,182,683        3,962,483           7,493          175,749        (291,017)        (931,406)
   (2,844,819)      (6,974,701)     (1,283,384)      (1,434,394)       (287,050)        (985,704)     (1,176,269)      (3,009,144)
---------------------------------------------------------------------------------------------------------------------------------
   (6,102,057)       1,843,724      17,455,328       10,302,371         587,404        2,528,270       1,246,682        1,988,577
---------------------------------------------------------------------------------------------------------------------------------
   48,554,788       54,656,845      39,892,662       22,437,334      11,057,361       10,469,957      33,645,048       32,398,366
=================================================================================================================================




See notes to financial statements


                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   89

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                    HIGH-YIELD BOND FUND                  SHORT-TERM BOND FUND
                                                             ----------------------------------    ---------------------------------
                                                              FOR THE SIX       FOR THE YEAR        FOR THE SIX       FOR THE YEAR
                                                             MONTHS ENDED           ENDED          MONTHS ENDED           ENDED
                                                             JUNE 30, 2003    DECEMBER 31, 2002    JUNE 30, 2003   DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)                           (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS:

  Net investment income                                      $   5,149,392     $   8,883,507     $   2,644,589     $   4,501,307
  Net realized gain (loss) on total investments                 (2,938,366)       (3,215,555)        2,064,611           709,937
  Net change in unrealized appreciation
    (depreciation) on total investments                         14,296,450        (4,124,897)          734,977         2,856,361
--------------------------------------------------------------------------------------------------------------------------------
  Net increase from operations                                  16,507,476         1,543,055         5,444,177         8,067,605
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                    (5,076,237)       (8,876,131)       (2,644,589)       (4,479,568)
  In excess of net investment income                                    --                --              (748)               --
  From net realized gain on total investments                           --                --                --          (849,260)
--------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                         (5,076,237)       (8,876,131)       (2,645,337)       (5,328,828)
--------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

  Subscriptions                                                 82,957,751        94,895,568        52,793,385       114,260,211
  Reinvestment of distributions                                  2,851,495         6,689,880         1,609,795         4,187,186
  Exchanges among the Funds, net                                 4,188,714        (1,232,842)        1,175,089         9,945,300
  Redemptions                                                  (57,939,979)      (58,296,617)      (16,647,803)      (43,444,049)
  Seed money redemptions by TIAA                               (13,473,547)      (23,000,000)       (5,000,000)               --
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from shareholder transactions       18,584,434        19,055,989        33,930,466        84,948,648
--------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                       30,015,673        11,722,913        36,729,306        87,687,425

NET ASSETS

  Beginning of year                                            103,939,468        92,216,555       149,000,982        61,313,557
--------------------------------------------------------------------------------------------------------------------------------
  End of period                                              $ 133,955,141     $ 103,939,468     $ 185,730,288     $ 149,000,982
================================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding, beginning of year                         12,671,818        10,320,361        13,852,524         5,853,100
--------------------------------------------------------------------------------------------------------------------------------
  Shares sold                                                    9,668,060        11,367,908         4,862,962        10,840,908
  Shares issued in reinvestment of distributions                   332,187           747,912           148,670           366,677
  Shares exchanged among the Funds, net                            504,989          (149,437)          106,904           878,441
  Shares redeemed                                               (6,721,666)       (6,997,276)       (1,531,978)       (4,086,602)
  Seed money shares redeemed by TIAA                            (1,567,585)       (2,617,650)         (458,716)               --
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in shares outstanding                2,215,985         2,351,457         3,127,842         7,999,424
--------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                             14,887,803        12,671,818        16,980,366        13,852,524
================================================================================================================================




See notes to financial statements


90   TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

                                                                                    STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------


       TAX-EXEMPT BOND FUND                          BOND PLUS FUND                             MONEY MARKET FUND
----------------------------------         ---------------------------------          ---------------------------------
  FOR THE SIX       FOR THE YEAR            FOR THE SIX      FOR THE YEAR              FOR THE SIX      FOR THE YEAR
  MONTHS ENDED         ENDED                MONTHS ENDED         ENDED                 MONTHS ENDED         ENDED
 JUNE 30, 2003   DECEMBER 31, 2002         JUNE 30, 2003   DECEMBER 31, 2002          JUNE 30, 2003   DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------
  (UNAUDITED)                               (UNAUDITED)                                (UNAUDITED)





$   3,028,630      $   4,456,434           $   7,579,154      $  16,830,665           $   3,534,011      $  11,593,201
    2,477,551          1,851,480               9,055,621          8,484,746                     397             31,677

    1,698,383          4,201,050                 339,551          9,029,097                      --                 --
----------------------------------------------------------------------------------------------------------------------
    7,204,564         10,508,964              16,974,326         34,344,508               3,534,408         11,624,878
----------------------------------------------------------------------------------------------------------------------



   (3,027,774)        (4,464,601)             (7,561,665)       (16,674,580)             (3,534,011)       (11,593,201)
           --                 --                      --                 --                      --                 --
           --         (1,573,098)                     --         (6,057,716)                     --            (98,303)
----------------------------------------------------------------------------------------------------------------------
   (3,027,774)        (6,037,699)             (7,561,665)       (22,732,296)             (3,534,011)       (11,691,504)
----------------------------------------------------------------------------------------------------------------------



   46,583,231         80,804,606              50,797,796         90,563,928             189,218,324        417,083,091
    1,923,225          4,894,653               5,799,014         21,715,448               3,784,333         11,607,470
   (6,278,194)        10,200,889              (6,282,882)        (7,589,174)            (24,261,507)         1,389,839
  (25,308,785)       (27,549,414)            (16,552,480)       (30,512,785)           (203,130,674)      (493,829,609)
           --                 --                      --                 --                      --                 --
----------------------------------------------------------------------------------------------------------------------
   16,919,477         68,350,734              33,761,448         74,177,417             (34,389,524)       (63,749,209)
----------------------------------------------------------------------------------------------------------------------
   21,096,267         72,821,999              43,174,109         85,789,629             (34,389,127)       (63,815,835)



  146,496,332         73,674,333             370,654,306        284,864,677             696,452,388        760,268,223
----------------------------------------------------------------------------------------------------------------------
$ 167,592,599      $ 146,496,332           $ 413,828,415      $ 370,654,306           $ 662,063,261      $ 696,452,388
======================================================================================================================



   13,410,634          7,100,391              35,223,000         27,982,614             696,512,131        760,201,201
----------------------------------------------------------------------------------------------------------------------
    4,227,951          7,582,823               4,772,587          8,855,629             189,183,806        417,635,090
      174,571            399,388                 545,089          2,047,590               3,782,734         10,643,091
     (568,421)           884,893                (597,796)          (723,052)            (24,261,507)           438,843
   (2,287,899)        (2,556,861)             (1,553,437)        (2,939,781)           (203,095,795)      (492,406,094)
           --                 --                      --                 --                      --                 --
----------------------------------------------------------------------------------------------------------------------
    1,546,202          6,310,243               3,166,443          7,240,386             (34,390,762)       (63,689,070)
----------------------------------------------------------------------------------------------------------------------
   14,956,836         13,410,634              38,389,443         35,223,000             662,121,369        696,512,131
======================================================================================================================




See notes to financial statements


                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   91

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                                    INTERNATIONAL EQUITY FUND
                                                               ------------------------------------------------------------------
                                                                FOR THE SIX
                                                               MONTHS ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30,    ---------------------------------------------------
                                                                  2003(a)       2002        2001      2000      1999      1998
---------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)

SELECTED PER SHARE DATA

Net asset value, beginning of period                               $6.68        $8.07      $10.75    $16.08    $10.54     $8.92
---------------------------------------------------------------------------------------------------------------------------------
Gain (loss) from investment operations:
  Net investment income                                             0.10(b)      0.11(b)     0.09      0.08      0.11      0.09
  Net realized and unrealized gain (loss) on total investments      0.52        (1.38)      (2.70)    (3.32)     5.77      1.63
---------------------------------------------------------------------------------------------------------------------------------
Total gain (loss) from investment operations                        0.62        (1.27)      (2.61)    (3.24)     5.88      1.72
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                               --        (0.12)      (0.07)    (0.08)    (0.11)    (0.08)
  In excess of net investment income                                  --           --          --     (0.01)       --     (0.02)
  Net realized gains                                                  --           --          --     (2.00)    (0.23)       --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   --        (0.12)      (0.07)    (2.09)    (0.34)    (0.10)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                     $7.30        $6.68       $8.07    $10.75    $16.08    $10.54
=================================================================================================================================

TOTAL RETURN                                                        9.28%      (15.73)%    (24.29)%  (19.99)%   55.83%    19.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)                      $244,556     $218,794    $259,492  $270,431  $255,819  $118,555
Ratio of expenses to average net assets before expense waiver         --         0.88%       0.99%     0.99%     0.99%     0.99%
Ratio of expenses to average net assets after expense waiver        0.25%        0.49%       0.49%     0.49%     0.49%     0.49%
Ratio of net investment income to average net assets                1.49%        1.47%       1.10%     0.49%     1.03%     1.23%
Portfolio turnover rate                                            88.02%       77.61%     113.03%   138.33%    74.16%    27.20%

(a)  The percentages shown for this period are not annualized.
(b)  Based on average shares outstanding.
=================================================================================================================================




                                               See notes to financial statements


92    TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                          GROWTH EQUITY FUND
-------------------------------------------------------------------
  FOR THE SIX
 MONTHS ENDED            FOR THE YEARS ENDED DECEMBER 31,
    JUNE 30,   ----------------------------------------------------
    2003(a)      2002       2001       2000       1999       1998
-------------------------------------------------------------------
  (UNAUDITED)



    $6.84       $9.85      $12.87     $17.19     $13.65     $10.12
--------------------------------------------------------------------

     0.03(b)     0.03(b)     0.02         --       0.02       0.03
     0.83       (3.00)      (2.98)     (3.47)      4.47       3.61
--------------------------------------------------------------------
     0.86       (2.97)      (2.96)     (3.47)      4.49       3.64
--------------------------------------------------------------------

       --       (0.04)         --         --      (0.02)     (0.03)
       --          --          --         --         --         --
       --          --       (0.06)     (0.85)     (0.93)     (0.08)
--------------------------------------------------------------------
       --       (0.04)      (0.06)     (0.85)     (0.95)     (0.11)
--------------------------------------------------------------------

    $7.70       $6.84       $9.85     $12.87     $17.19     $13.65
====================================================================

    12.57%     (30.12)%    (23.02)%   (20.29)%    33.00%     35.97%



 $491,118    $421,906    $653,169   $785,761   $696,272   $296,362
       --        0.85%       0.95%      0.95%      0.95%      0.95%
     0.22%       0.45%       0.45%      0.45%      0.45%      0.45%
     0.41%       0.40%       0.15%      0.00%      0.16%      0.37%
    19.72%      49.53%      38.39%     42.07%     69.56%     49.91%



====================================================================




                           GROWTH & INCOME FUND
-----------------------------------------------------------------------
 FOR THE SIX
MONTHS ENDED               FOR THE YEARS ENDED DECEMBER 31,
   JUNE 30,    --------------------------------------------------------
   2003(a)       2002           2001       2000       1999      1998
-----------------------------------------------------------------------
 (UNAUDITED)



    $9.09        $12.07        $14.05     $15.93     $13.33     $10.32
-----------------------------------------------------------------------

     0.06(b)       0.10(b)       0.10       0.11       0.11       0.10
     0.82         (2.98)        (1.98)     (1.27)      3.13       3.04
-----------------------------------------------------------------------
     0.88         (2.88)        (1.88)     (1.16)      3.24       3.14
-----------------------------------------------------------------------

    (0.05)        (0.10)        (0.10)     (0.11)     (0.11)     (0.10)
       --            --            --         --         --         --
       --            --            --      (0.61)     (0.53)     (0.03)
-----------------------------------------------------------------------
    (0.05)        (0.10)        (0.10)     (0.72)     (0.64)     (0.13)
-----------------------------------------------------------------------

    $9.92         $9.09        $12.07     $14.05     $15.93     $13.33
=======================================================================

     9.75%       (23.86)%      (13.37)%    (7.33)%    24.46%     30.51%



 $481,783      $496,843      $637,632   $665,956   $541,718   $232,625
       --          0.82%         0.93%      0.93%      0.93%      0.93%
     0.22%         0.43%         0.43%      0.43%      0.43%      0.43%
     0.62%         0.99%         0.84%      0.72%      0.82%      0.97%
    74.66%       112.13%        70.41%     21.41%     39.35%     71.49%



=======================================================================



See notes to financial statements


                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   93

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                               EQUITY INDEX FUND
                                         --------------------------------------------------------------

                                                                                       FOR THE PERIOD
                                           FOR THE SIX                                 MARCH 1, 2000
                                             MONTHS           FOR THE YEARS ENDED      (COMMENCEMENT
                                              ENDED                DECEMBER 31,        OF OPERATIONS)
                                            JUNE 30,       ------------------------   TO DECEMBER 31,
                                             2003(a)          2002           2001         2000(a)
-------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)

SELECTED PER SHARE DATA

Net asset value, beginning of period          $6.23          $8.05           $9.19       $10.00
-------------------------------------------------------------------------------------------------------
Gain (loss) from investment operations:

  Net investment income                        0.05(b)        0.10(b)         0.07         0.08
  Net realized and unrealized gain
    (loss) on total investments                0.73          (1.83)          (1.14)       (0.81)
-------------------------------------------------------------------------------------------------------
Total gain (loss) from investment
  operations                                   0.78          (1.73)          (1.07)       (0.73)
-------------------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income                          --          (0.09)          (0.06)       (0.08)
  In excess of net investment income             --             --              --           --
  Net realized gains                             --             --           (0.01)          --
-------------------------------------------------------------------------------------------------------
Total distributions                              --          (0.09)          (0.07)       (0.08)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                $7.01          $6.23           $8.05        $9.19
=======================================================================================================

TOTAL RETURN                                  12.52%        (21.52)%        (11.62)%      (7.32)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
  (in thousands)                           $279,632       $139,872         $97,686      $67,367
Ratio of expenses to average
  net assets before expense waiver               --           0.63%           0.76%        0.64%
Ratio of expenses to average
  net assets after expense waiver              0.13%          0.26%           0.26%        0.22%
Ratio of net investment income
  to average net assets                        0.74%          1.40%           1.12%        0.87%
Portfolio turnover rate                        2.26%          4.41%           6.06%        5.70%



               SOCIAL CHOICE EQUITY FUND
-----------------------------------------------------------

                                              FOR THE PERIOD
  FOR THE SIX                                 MARCH 1, 2000
    MONTHS           FOR THE YEARS ENDED      (COMMENCEMENT
     ENDED                DECEMBER 31,        OF OPERATIONS)
   JUNE 30,       ------------------------   TO DECEMBER 31,
    2003(a)          2002           2001         2000(a)
------------------------------------------------------------
 (UNAUDITED)



    $6.47           $8.28          $9.57         $10.00
------------------------------------------------------------------


     0.05(b)         0.10(b)        0.07           0.08

     0.78           (1.82)         (1.29)         (0.39)
------------------------------------------------------------------

     0.83           (1.72)         (1.22)         (0.31)
------------------------------------------------------------------


       --           (0.09)         (0.06)         (0.08)
       --              --             --             --
       --              --          (0.01)         (0.04)
------------------------------------------------------------------
       --           (0.09)         (0.07)         (0.12)
------------------------------------------------------------------
    $7.30           $6.47          $8.28          $9.57
==================================================================

    12.83%         (20.71)%       (12.75)%        (3.14)%



  $80,712         $67,731        $65,793        $38,812

       --            0.65%          0.77%          0.65%

     0.13%           0.27%          0.27%          0.23%

     0.73%           1.33%          1.09%          0.88%
     3.33%          29.15%          5.96%          2.34%

(a)  The percentages shown for this period are not annualized.
(b)  Based on average shares outstanding.
==================================================================


                                 See notes to financial statements


94   TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        MANAGED ALLOCATION FUND                                           HIGH-YIELD BOND FUND
--------------------------------------------------------------------   ----------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                       FOR THE SIX                                 MARCH 1, 2000
 FOR THE SIX                                                             MONTHS           FOR THE YEARS ENDED      (COMMENCEMENT
MONTHS ENDED               FOR THE YEARS ENDED DECEMBER 31,               ENDED                DECEMBER 31,        OF OPERATIONS)
   JUNE 30,      ---------------------------------------------------    JUNE 30,       ------------------------   TO DECEMBER 31,
   2003(a)          2002       200       2000      1999      1998        2003(a)          2002           2001         2000(a)
--------------------------------------------------------------------   ----------------------------------------------------------
 (UNAUDITED)                                                          (UNAUDITED)


      $8.87        $10.50     $12.20    $13.59    $11.79    $10.01         $8.20           $8.94           $9.41       $10.00
--------------------------------------------------------------------------------------------------------------------------------


       0.08(b)       0.26(b)    0.37      0.37      0.38      0.34          0.37(b)         0.78(b)         0.93         0.78

       0.78         (1.52)     (1.41)    (1.03)     1.85      1.76          0.79           (0.75)          (0.47)       (0.59)
--------------------------------------------------------------------------------------------------------------------------------

       0.86         (1.26)     (1.04)    (0.66)     2.23      2.10          1.16            0.03            0.46         0.19
--------------------------------------------------------------------------------------------------------------------------------


      (0.08)        (0.34)     (0.28)    (0.37)    (0.38)    (0.32)        (0.36)          (0.77)          (0.93)       (0.78)
         --            --         --        --        --        --            --              --              --           --
         --         (0.03)     (0.38)    (0.36)    (0.05)       --            --              --              --           --
--------------------------------------------------------------------------------------------------------------------------------
      (0.08)        (0.37)     (0.66)    (0.73)    (0.43)    (0.32)        (0.36)          (0.77)          (0.93)       (0.78)
--------------------------------------------------------------------------------------------------------------------------------
      $9.65         $8.87     $10.50    $12.20    $13.59    $11.79         $9.00           $8.20           $8.94        $9.41
================================================================================================================================

       9.78%       (12.09)%    (8.52)%   (4.99)%   19.20%    21.24%        14.47%           0.46%           4.89%        1.91%



   $324,683      $287,473   $319,244  $330,814  $244,372  $162,867      $133,955        $103,939         $92,217      $63,897

         --          0.00%      0.00%     0.00%     0.00%     0.00%           --            0.72%           0.84%        0.70%

       0.00%         0.00%      0.00%     0.00%     0.00%     0.00%         0.17%           0.34%           0.34%        0.29%

       0.92%         2.68%      3.34%     2.87%     2.70%     2.80%         4.29%           9.17%           9.97%        8.05%
      37.83%        11.93%      2.97%     0.71%     3.90%     4.78%        86.98%          74.43%          75.44%       36.99%



================================================================================================================================




See notes to financial statements


                              2003 SEMIANNUAL REPORT TIAA-CREF Mutual Funds   95

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                              SHORT-TERM BOND FUND
                                         --------------------------------------------------------------

                                                                                       FOR THE PERIOD
                                           FOR THE SIX                                 MARCH 1, 2000
                                             MONTHS           FOR THE YEARS ENDED      (COMMENCEMENT
                                              ENDED                DECEMBER 31,        OF OPERATIONS)
                                            JUNE 30,       ------------------------   TO DECEMBER 31,
                                             2003(a)          2002           2001         2000(a)
-------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)


SELECTED PER SHARE DATA

  Net asset value, beginning of period       $10.76          $10.48          $10.23         $10.00
-------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:

    Net investment income                      0.17(b)         0.46(b)         0.57           0.54
    Net realized and unrealized gain
      (loss) on total investments              0.18            0.33            0.34           0.29
-------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                                 0.35            0.79            0.91           0.83
-------------------------------------------------------------------------------------------------------
  Less distributions from:

    Net investment income                     (0.17)          (0.45)          (0.57)         (0.54)
    In excess of net investment income           --              --              --          (0.01)
    Net realized gains                           --           (0.06)          (0.09)         (0.05)
-------------------------------------------------------------------------------------------------------
  Total distributions                         (0.17)          (0.51)          (0.66)         (0.60)
-------------------------------------------------------------------------------------------------------
  Net asset value, end of period             $10.94          $10.76          $10.48         $10.23
=======================================================================================================

  TOTAL RETURN                                 3.28%           7.81%           9.10%          8.51%

  RATIOS AND SUPPLEMENTAL DATA
    Net assets at end of period
      (in thousands)                       $185,730        $149,001         $61,314        $29,839
    Ratio of expenses to average
      net assets  before expense waiver          --            0.63%           0.80%          0.67%
    Ratio of expenses to average
      net assets after expense waiver          0.15%           0.30%           0.30%          0.25%
    Ratio of net investment income
      to average net assets                    1.59%           4.32%           5.36%          5.45%
    Portfolio turnover rate                  327.35%         157.26%         132.21%        387.42%



                  TAX-EXEMPT BOND FUND
------------------------------------------------------------

                                              FOR THE PERIOD
  FOR THE SIX                                 MARCH 1, 2000
    MONTHS           FOR THE YEARS ENDED      (COMMENCEMENT
     ENDED                DECEMBER 31,        OF OPERATIONS)
   JUNE 30,       ------------------------   TO DECEMBER 31,
    2003(a)          2002           2001         2000(a)
------------------------------------------------------------
 (UNAUDITED)


     $10.92          $10.38          $10.46       $10.00
------------------------------------------------------------


       0.21(b)         0.44(b)         0.47         0.42

       0.29            0.65            0.04         0.50
------------------------------------------------------------

       0.50            1.09            0.51         0.92
------------------------------------------------------------


      (0.21)          (0.43)          (0.47)       (0.42)
         --              --              --           --
         --           (0.12)          (0.12)       (0.04)
------------------------------------------------------------
      (0.21)          (0.55)          (0.59)       (0.46)
------------------------------------------------------------
     $11.21          $10.92          $10.38       $10.46
============================================================

       4.61%          10.70%           5.00%        9.38%



   $167,593        $146,496         $73,674      $38,928

         --            0.64%           0.80%        0.67%

       0.15%           0.30%           0.30%        0.25%

       1.91%           4.06%           4.48%        4.27%
     261.21%         264.02%         298.08%      136.41%



(a)  The percentages shown for this period are not annualized.
(b)  Based on average shares outstanding.
(c) During 2000, the Bond PLUS Fund began structuring dollar roll transactions as financing transactions (see note 1). Had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions the portfolio turnover rate for the year ended December 31, 2000 would have been 472.03%.
================================================================================


                                               See notes to financial statements

96   TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                BOND PLUS FUND
-----------------------------------------------------------------------------
  FOR THE SIX
 MONTHS ENDED                 FOR THE YEARS ENDED DECEMBER 31,
    JUNE 30,     ------------------------------------------------------------
    2003(a)         2002         2001       2000         1999        1998
-----------------------------------------------------------------------------
  (UNAUDITED)


     $10.52        $10.18       $10.09      $9.63        $10.30     $10.09
-----------------------------------------------------------------------------


       0.21(b)       0.53(b)      0.59       0.62          0.56       0.56

       0.25          0.51         0.22       0.46         (0.66)      0.32
-----------------------------------------------------------------------------

       0.46          1.04         0.81       1.08         (0.10)      0.88
-----------------------------------------------------------------------------


      (0.20)        (0.52)       (0.59)     (0.62)        (0.56)     (0.56)
         --            --           --         --         (0.01)        --
         --         (0.18)       (0.13)        --            --      (0.11)
-----------------------------------------------------------------------------
      (0.20)        (0.70)       (0.72)     (0.62)        (0.57)     (0.67)
-----------------------------------------------------------------------------
     $10.78        $10.52       $10.18     $10.09         $9.63     $10.30
=============================================================================

       4.45%        10.50%        8.14%     11.68%        (1.01)%     8.94%



   $413,828      $370,654     $284,865   $232,617      $204,346   $155,034

         --          0.67%        0.80%      0.80%         0.80%      0.80%

       0.15%         0.30%        0.30%      0.30%         0.30%      0.30%

       1.94%         5.10%        5.72%      6.41%         5.75%      5.66%
     152.94%       243.70%      233.89%    313.29%(c)    652.82%    531.92%




                              MONEY MARKET FUND
-----------------------------------------------------------------------------
  FOR THE SIX
 MONTHS ENDED                 FOR THE YEARS ENDED DECEMBER 31,
    JUNE 30,     ------------------------------------------------------------
    2003(a)         2002         2001       2000         1999        1998
-----------------------------------------------------------------------------
  (UNAUDITED)


    $1.00           $1.00         $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------


     0.01(b)         0.02(b)       0.04        0.06        0.05        0.05

       --              --            --          --          --          --
-----------------------------------------------------------------------------

     0.01            0.02          0.04        0.06        0.05        0.05
-----------------------------------------------------------------------------


    (0.01)          (0.02)        (0.04)      (0.06)      (0.05)      (0.05)
       --              --            --          --          --          --
       --              --            --          --          --          --
-----------------------------------------------------------------------------
    (0.01)          (0.02)        (0.04)      (0.06)      (0.05)      (0.05)
-----------------------------------------------------------------------------
    $1.00           $1.00         $1.00       $1.00       $1.00       $1.00
=============================================================================

     0.51%           1.64%         4.08%       6.33%       5.05%       5.45%



 $662,063        $696,452      $760,268    $612,046    $394,965    $225,187

       --            0.67%         0.79%       0.79%       0.79%       0.79%

     0.14%           0.29%         0.29%       0.29%       0.29%       0.29%

     0.52%           1.62%         3.94%       6.18%       4.97%       5.28%
      n/a             n/a           n/a         n/a         n/a         n/a


================================================================================


See notes to financial statements

                             2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds   97

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Mutual Funds (the "Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. The International Equity, Growth Equity, Growth & Income, Managed Allocation, Bond PLUS and Money Market Funds commenced operations on July 17, 1997 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA"). The Equity Index, Social Choice Equity, High-Yield Bond, Short-Term Bond and Tax-Exempt Bond Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. At June 30, 2003, TIAA had remaining seed money investments in the International Equity, Equity Index and Social Choice Equity Funds of $28,516,346, $36,168,144 and $18,900,982,
respectively. In addition, at June 30, 2003, TIAA had additional investments in the Social Choice Equity and Short-Term Bond Funds of $13,219,898 and $16,323,171, respectively. Subsequent to June 30, 2003, TIAA redeemed $26.5, $35.4 and $21.7 million of its investments in the International Equity, Equity Index and Short Term Bond Funds. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale prices as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

DOLLAR ROLL TRANSACTIONS: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond PLUS Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.


98   TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)(CONTINUED)

FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Bond PLUS, Short-Term Bond, Tax-Exempt Bond and High-Yield Bond Funds are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity, International Equity, Social Choice Equity and Equity Index Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other requirements.

NOTE 2. MANAGEMENT AGREEMENT

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, and a registered investment advisor, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management and administration of the Funds' net assets, based on the average daily net assets of each Fund. Through September 30, 2002, Advisors waived its right to receive a portion of its fee from each Fund as indicated below. Effective October 1, 2002, the wavier was eliminated and the investment management fee was lowered to the amount that was previously the net fee. As a result, for the periods indicated, Advisors received the following annual percentages of each Fund's average daily net assets:

                                                                                      EFFECTIVE
                                        EFFECTIVE THROUGH SEPTEMBER 30, 2002       OCTOBER 1, 2002
                                    -------------------------------------------    ---------------
                                                                   INVESTMENT
                                      INVESTMENT                 MANAGEMENT FEE      INVESTMENT
                                    MANAGEMENT FEE     WAIVER     AFTER WAIVER     MANAGEMENT FEE
                                    --------------     ------    --------------    ---------------
      International Equity Fund          0.99%          0.50%         0.49%             0.49%
      Growth Equity Fund                 0.95%          0.50%         0.45%             0.45%
      Growth & Income Fund               0.93%          0.50%         0.43%             0.43%
      Equity Index Fund                  0.76%          0.50%         0.26%             0.26%
      Social Choice Equity Fund          0.77%          0.50%         0.27%             0.27%
      Managed Allocation Fund            0.00%          0.00%         0.00%             0.00%
      High-Yield Bond Fund               0.84%          0.50%         0.34%             0.34%
      Short-Term Bond Fund               0.80%          0.50%         0.30%             0.30%
      Tax-Exempt Bond Fund               0.80%          0.50%         0.30%             0.30%
      Bond PLUS Fund                     0.80%          0.50%         0.30%             0.30%
      Money Market Fund                  0.79%          0.50%         0.29%             0.29%



                             2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds   99

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)(CONTINUED)

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

The Funds publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"), a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

NOTE 3. INVESTMENTS

At June 30, 2003, the net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, for the Funds was as follows:

                                     GROSS UNREALIZED    GROSS UNREALIZED          NET UNREALIZED
                                       APPRECIATION        DEPRECIATION      APPRECIATION (DEPRECIATION)
                                     ----------------    ----------------    ---------------------------
      International Equity Fund        $ 7,685,096        $ 15,726,103            $ (8,041,007)
      Growth Equity Fund                25,445,616          82,007,421             (56,561,805)
      Growth & Income Fund              27,278,180          25,120,200               2,157,980
      Equity Index Fund                 17,229,226          34,332,394             (17,103,168)
      Social Choice Equity Fund          5,634,302          18,480,372             (12,846,070)
      Managed Allocation Fund           14,140,484          52,431,457             (38,290,973)
      High-Yield Bond Fund              10,605,700           5,029,098               5,576,602
      Short-Term Bond Fund               5,070,375              76,166               4,994,209
      Tax-Exempt Bond Fund               6,669,801             216,767               6,453,034
      Bond PLUS Fund                    13,383,466             955,895              12,427,571

The following is information about the holdings of the Managed Allocation Fund in the other Funds as of June 30, 2003.

                                                                PERCENT OF TOTAL SHARES
                               NUMBER OF SHARES HELD IN FUND    OUTSTANDING IN THE FUND
                               -----------------------------    -----------------------
TIAA-CREF MUTUAL FUNDS:

      International Equity Fund          4,191,457                      12.51%
      Growth Equity Fund                10,205,673                      16.00%
      High-Yield Bond Fund               1,140,957                       7.66%
      Short-Term Bond Fund                 382,967                       2.26%
      Bond PLUS Fund                    10,217,521                      26.62%
      Money Market Fund                  2,268,684                       0.34%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS:

      Large-Cap Value Fund               6,907,646                      65.77%
      Small-Cap Equity Fund              1,002,397                      19.28%

The Bond PLUS Fund owned 320,003 shares of the High-Yield Bond Fund, totaling $2,880,026 and representing 2.15% of its total outstanding shares and the Equity Index Fund owned 1,074,139 shares of the Equity Index Fund of the TIAA-CREF Institutional Mutual Funds totaling $8,389,031 and representing 19.29% of its total shares outstanding.





100   TIAA-CREF Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREFMUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)(CONCLUDED)

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the six months ended June 30, 2003 were as follows:

                                   NON-GOVERNMENT    GOVERNMENT     NON-GOVERNMENT    GOVERNMENT
                                      PURCHASES       PURCHASES          SALES           SALES
                                   --------------   ------------    --------------   ------------
      International Equity Fund      $201,038,342   $         --      $193,493,383   $         --
      Growth Equity Fund              104,716,630             --        86,496,387             --
      Growth & Income Fund            365,951,434             --       418,396,355             --
      Equity Index Fund               115,902,623             --         4,553,525             --
      Social Choice Equity Fund         6,756,338             --         2,368,039             --
      Managed Allocation Fund         121,446,632             --       112,679,769             --
      High-Yield Bond Fund             63,163,113             --        40,012,134             --
      Short-Term Bond Fund             71,694,184    239,191,860        55,614,965    219,659,308
      Tax-Exempt Bond Fund            254,971,358            ---       222,762,460             --
      Bond PLUS Fund                   62,215,680    523,216,300        47,536,751    437,676,893

NOTE 4. TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.


NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during the year ended 2002 were as follows:

                                                       LONG-TERM
                                        ORDINARY        CAPITAL
                                         INCOME          GAIN           TOTAL
                                      -----------     ----------    -----------
      International Equity Fund       $ 3,829,301     $       --    $ 3,829,301
      Growth Equity Fund                2,672,947             --      2,672,947
      Growth & Income Fund              5,689,083             --      5,689,083
      Equity Index Fund                 1,940,680             --      1,940,680
      Social Choice Equity Fund           978,777             --        978,777
      Managed Allocation Fund          10,731,220        840,872     11,572,092
      High-Yield Bond Fund              8,876,131             --      8,876,131
      Short-Term Bond Fund              4,629,367        699,461      5,328,828
      Tax-Exempt Bond Fund              5,364,360(1)     673,339      6,037,699
      Bond PLUS Fund                   19,769,991      2,962,305     22,732,296
      Money Market Fund                11,691,504             --     11,691,504

(1) Includes ordinary income which was not taxable for federal income tax purposes.

The tax character of the 2003 distributions will be determined at the end of the year.


NOTE 6. LINES OF CREDIT

The International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation and High-Yield Bond Funds participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the six months ended June 30, 2003, the Growth & Income Fund borrowed under this facility. The average daily loan balance during the two day period for which the loan was outstanding amounted to $100 million and the weighted average interest rate was 1.63%. The related interest expense was $9,062. For the six months ended June 30, 2003, there were no other borrowings under this credit facility by the Funds.

The Bond PLUS Fund participates in a letter of credit agreement in the amount of $750 thousand for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended June 30, 2003, there were no borrowings under this agreement.


                           2003 SEMIANNUAL REPORT  TIAA-CREF Mutual Funds    101

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES


PRODUCTS AVAILABLE TO EVERYONE

o  TIAA-CREF Mutual Funds

o  Individual Life and Long-Term Care Insurance

o  TIAA-CREF IRAs (Roth and Traditional)

o  Tuition Financing Programs

o  Investment Management and Related Trust Services


PRODUCTS AVAILABLE TO PEOPLE IN EDUCATION AND RESEARCH

o  TIAA-CREF Retirement Annuities

o  TIAA-CREF Supplemental Retirement Annuities (SRAs)

o  Keoghs from TIAA-CREF

o  457(b) Deferred Compensation Plans



TIAA-CREF SERVICES

INTERNET ACCESS

Visit our World Wide Web site:

TIAA-CREF.ORG

Fund performance, personal account information and transactions, product information, and form and booklet requests.

--------------------------------------------------------------------------------

AUTOMATED TELEPHONE SERVICE

800 842-2252
24 hours a day, 7 days a week

Fund performance, personal account information and transactions, and product information.

--------------------------------------------------------------------------------

PERSONAL ASSISTANCE

800 223-1200

8 a.m. to 10 p.m. ET,  Monday - Friday

For questions about TIAA-CREF Mutual Funds, after-tax annuities, and long-term care and life insurance.

800 842-2776

8 a.m. to 10 p.m. ET,  Monday - Friday
9 a.m. to 6 p.m. ET,  Saturday

For questions about retirement saving and planning, quarterly and annual benefits reports, income payments and options, and tax reports.

--------------------------------------------------------------------------------

TIAA-CREF TRUST COMPANY, FSB

888 842-9001

8 a.m. to 5 p.m. CT,  Monday - Friday

Asset management, trust administration, estate planning, planned giving, and endowment management.

--------------------------------------------------------------------------------

TIAA-CREF TUITION FINANCING, INC.

888 381-8283

8 a.m. to 11 p.m. ET,  Monday - Friday

For information on tuition financing programs.

--------------------------------------------------------------------------------

MUTUAL FUND INFORMATION ONLINE

TIAA-CREF

www.tiaa-cref.org/mfs/index.html

MORNINGSTAR

www.morningstar.com

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 LOGO]         New York NY 10017-3206                            PRESORTED
                                                                 STANDARD
                                                             U.S. POSTAGE PAID
                                                                 TIAA-CREF
                                                             -----------------





                                                                        AF 30032
                                                                           08/03

                                                [LOGO] Printed on recycled paper


(C) 2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

[TIAA CREF     730 Third Avenue
 LOGO]         New York NY 10017-3206









                                                                        AF 30032
                                                                           08/03

                                                [LOGO] Printed on recycled paper


(C) 2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

ITEM 9. CONTROLS AND PROCEDURES.

         (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant's management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures were effective for this semi-annual reporting period.

         (b) CHANGES IN INTERNAL CONTROLS. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       TIAA-CREF MUTUAL FUNDS


Date:    August 21, 2003               By: /s/ Bertram L. Scott
                                           --------------------
                                           Bertram L. Scott
                                           Executive Vice President

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    August 21, 2003               By: /s/ Bertram L. Scott
                                           ---------------------
                                           Bertram L. Scott
                                           Executive Vice President
                                           (principal executive officer)


Date:    August 21, 2003               By: /s/ Richard L. Gibbs
                                           --------------------
                                           Richard L. Gibbs
                                           Executive Vice President
                                           (principal financial officer)

                                  EXHIBIT LIST

ITEM 10. EXHIBITS.

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)